As filed with the Securities and Exchange Commission on January 14, 2019

File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

(Check appropriate box or boxes)

AIM Counselor Series Trust

(Invesco Counselor Series Trust)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919

(Registrant’s Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class C, Class R, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer Senior Floating Rate Fund, Invesco Oppenheimer Capital Appreciation Fund, Invesco Oppenheimer Discovery Fund and Invesco Oppenheimer Equity Income Fund, each a series of the Registrant;

Class A, Class C, Class Y and Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Senior Floating Rate Plus Fund, a series of the Registrant;

Class A, Class C and Class Y shares of beneficial interest, without par value, of the Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund and Invesco Oppenheimer Short Term Municipal Fund, a series of the Registrant; and

Class R6 shares of beneficial interest, without par value, of the Invesco Oppenheimer Master Loan Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on February 13, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

OPPENHEIMER FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

[                    ], 2019

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of each of the Oppenheimer Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at 1:00 p.m., Mountain Time, at the offices of the Oppenheimer Funds at 6803 South Tucson Way, Centennial, Colorado 80112-3924 on April 12, 2019. The purpose of the Meeting is to vote on an important proposal that affects the Oppenheimer Funds identified in the Notice (each, an “Oppenheimer Fund,” and collectively, the “Oppenheimer Funds”).

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries, including OFI Global Asset Management, Inc., the investment adviser to the Oppenheimer Funds (collectively, “Oppenheimer”), entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder of Invesco (the “Transaction”). In connection with the Transaction, the Board of Trustees of each Oppenheimer Fund has approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of the assets and liabilities of each Oppenheimer Fund to a corresponding, newly formed fund (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”). Although each Acquiring Fund will be managed by Invesco Advisers, Inc., a different investment adviser, each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. At the Meeting, you will be asked to vote on the proposed Reorganization. If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement), a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of your Oppenheimer Fund(s) held immediately prior to the Reorganization.

In connection with the Transaction, it is anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

Combining the Oppenheimer Funds and the Invesco family of funds onto a single operating platform will create a larger fund family that offers a broad range of equity, fixed-income, alternative and other investment options.

After careful consideration of the proposed Reorganizations, the Board of Trustees of each Oppenheimer Fund has unanimously approved and recommends that you vote “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Oppenheimer Fund to its corresponding Acquiring Fund. You should review these materials carefully. Oppenheimer also sponsors other funds that are not part of this Joint Proxy Statement/Prospectus. Shareholders of those other Oppenheimer funds are voting on a similar proposal that will involve their Oppenheimer fund combining with other funds in the Invesco family of funds, as described in a separate joint proxy statement/prospectus.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote in person. If you have questions, please call our proxy solicitor, AST Fund Solutions, LLC, at (800) 821-2712. If we do not hear from you, you may receive a telephone call from our proxy solicitor reminding you to vote.

Sincerely,

Arthur P. Steinmetz
President

OPPENHEIMER FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 12, 2019

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Oppenheimer Funds identified in the chart below (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) will be held on April 12, 2019 at 1:00 p.m., Mountain Time, at 6803 South Tucsan Way, Centennial, Colorado 80112-3924 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund (all of the foregoing being referred to as the “Reorganization”).

Oppenheimer Funds	Acquiring Funds
OFI Pictet Global Environmental Solutions Fund	Invesco OFI Pictet Global Environmental Solutions Fund
Oppenheimer Capital Appreciation Fund	Invesco Oppenheimer Capital Appreciation Fund
Oppenheimer Developing Markets Fund	Invesco Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund	Invesco Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund	Invesco Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund	Invesco Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Equity Income Fund	Invesco Oppenheimer Equity Income Fund
Oppenheimer Fundamental Alternatives Fund	Invesco Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Fund	Invesco Oppenheimer Global Fund
Oppenheimer Global Allocation Fund	Invesco Oppenheimer Global Allocation Fund
Oppenheimer Global Focus Fund	Invesco Oppenheimer Global Focus Fund
Oppenheimer Global Multi-Asset Growth Fund	Invesco Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund	Invesco Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Opportunities Fund	Invesco Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund	Invesco Oppenheimer Gold & Special Minerals Fund
Oppenheimer Government Money Market Fund	Invesco Oppenheimer Government Money Market Fund
Oppenheimer Institutional Government Money Market Fund	Invesco Oppenheimer Institutional Government Money Market Fund
Oppenheimer Intermediate Term Municipal Fund	Invesco Oppenheimer Intermediate Term Municipal Fund
Oppenheimer International Diversified Fund	Invesco Oppenheimer International Diversified Fund
Oppenheimer International Equity Fund	Invesco Oppenheimer International Equity Fund
Oppenheimer International Growth Fund	Invesco Oppenheimer International Growth Fund

Oppenheimer Funds	Acquiring Funds
Oppenheimer International Small-Mid Company Fund	Invesco Oppenheimer International Small-Mid Company Fund
Oppenheimer Limited-Term Bond Fund	Invesco Oppenheimer Limited-Term Bond Fund
Oppenheimer Macquarie Global Infrastructure Fund	Invesco Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Mid Cap Value Fund	Invesco Oppenheimer Mid Cap Value Fund
Oppenheimer Municipal Fund	Invesco Oppenheimer Municipal Fund
Oppenheimer Portfolio Series: Active Allocation Fund	Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Portfolio Series: Conservative Investor Fund	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Portfolio Series: Equity Investor Fund [to be renamed Oppenheimer Portfolio Series: Growth Investor Fund]	Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Oppenheimer Portfolio Series: Moderate Investor Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Real Estate Fund	Invesco Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund	Invesco Oppenheimer Rising Dividends Fund
Oppenheimer Rochester® AMT-Free Municipal Fund	Invesco Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Rochester® AMT-Free New York Municipal Fund	Invesco Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Rochester® California Municipal Fund	Invesco Oppenheimer Rochester® California Municipal Fund
Oppenheimer Rochester® Fund Municipals	Invesco Oppenheimer Rochester® Municipals Fund
Oppenheimer Rochester® High Yield Municipal Fund	Invesco Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Rochester® Limited Term California Municipal Fund	Invesco Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Rochester® Limited Term New York Municipal Fund	Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Rochester® New Jersey Municipal Fund	Invesco Oppenheimer Rochester® New Jersey Municipal Fund
Oppenheimer Rochester® Pennsylvania Municipal Fund	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer Rochester® Short Duration High Yield Municipal Fund	Invesco Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Oppenheimer Short Term Municipal Fund	Invesco Oppenheimer Short Term Municipal Fund
Oppenheimer Small Cap Value Fund	Invesco Oppenheimer Small Cap Value Fund
Oppenheimer Value Fund	Invesco Oppenheimer Value Fund

If shareholders of an Oppenheimer Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shareholders of the Oppenheimer Fund will receive after the closing of the Reorganization (in accordance with the terms of the Agreement), a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value, to the net asset value of the shares of the Oppenheimer Fund held immediately prior to the Reorganization. Each Acquiring Fund will have the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Oppenheimer Fund. The Reorganization is discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganization.

Shareholders of record as of the close of business on January 14, 2019 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Oppenheimer Fund(s) at the time of the

Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Oppenheimer Fund will vote separately on the proposed Reorganization of the Oppenheimer Fund, and the proposed Reorganization will be effected as to a particular Oppenheimer Fund only if that Fund’s shareholders approve the Reorganization.

The Board of Trustees of the Oppenheimer Funds has unanimously approved and recommends that you cast your vote “FOR” the Reorganization of your Oppenheimer Fund as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options.

Some shareholders hold shares of more than one Oppenheimer Fund and may receive proxy cards or proxy materials for each Oppenheimer Fund owned. Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each Oppenheimer Fund held. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

By Order of the Board of Trustees of the Oppenheimer Funds,

Cynthia Lo Bessette
Secretary
, 2019

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q. What am I being asked to vote upon?

A. You are being asked to approve the reorganization of the Oppenheimer Fund(s) of which you own shares into a new mutual fund family. Specifically, as a shareholder of one or more Oppenheimer Funds identified on the Notice of Joint Special Meeting of Shareholders (each, an “Oppenheimer Fund,” and, collectively, the “Oppenheimer Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your Oppenheimer Fund will be transferred to a newly formed fund in the Invesco family of funds with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”). (A table showing each Oppenheimer Fund and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.)

If shareholders of an Oppenheimer Fund approve the Agreement, and certain other closing conditions are satisfied or waived, Oppenheimer Fund shareholders will receive shares of equal value of a corresponding Acquiring Fund in exchange for shares of their respective Oppenheimer Fund, and the outstanding shares of the Oppenheimer Funds will be cancelled as permitted by the organizational documents of the Oppenheimer Funds and applicable law. Each Oppenheimer Fund for which shareholders have approved the Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and collectively as the “Reorganizations.”

Q. Why are the Reorganizations being proposed?

A. On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. As part of the Transaction, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Board of Trustees of each Oppenheimer Fund (the “Oppenheimer Board”) has approved that each Oppenheimer Fund be reorganized into its corresponding Acquiring Fund by transferring the assets and liabilities of each Oppenheimer Fund to a newly formed Acquiring Fund in the Invesco family of funds with the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. In addition, it is currently anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

Combining the Oppenheimer Funds and the Invesco family of funds onto a single operating platform will create a larger family of funds that will offer a broader range of equity, fixed-income, alternative and other investment options.

Q/A-1

Q. What effect will a Reorganization have on me as a shareholder of an Oppenheimer Fund?

A. Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund that are equal in total value to the total value of the shares of the corresponding Oppenheimer Fund that you held immediately prior to the closing of the Reorganization. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. You will also have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the Internet, by telephone and by mail. Other than for custody services, the Acquiring Funds use different service providers than the Oppenheimer Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Oppenheimer Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account may change. In addition, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q. Are there any significant differences between the investment objectives and principal investment strategies and risks of each Oppenheimer Fund and its corresponding Acquiring Fund?

A. No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Oppenheimer Fund. One notable difference is that the Oppenheimer Developing Markets Fund and Oppenheimer Gold & Special Minerals Fund each have an investment objective that is identical to its Acquiring Fund counterpart, but the Oppenheimer Fund’s investment objective is fundamental and requires shareholder approval to change while the Acquiring Fund’s investment objective does not. All of the other Oppenheimer Funds and their corresponding Acquiring Funds have an investment objective that may be changed without shareholder approval.

Q. Are there any significant differences in the advisory fee or total annual fund operating expenses of each Oppenheimer Fund and its corresponding Acquiring Fund?

A. No. The advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc. (“Invesco Advisers”), the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Oppenheimer Fund. Absent Invesco Advisers’ fee waiver arrangement, the total annual fund operating expenses of each Oppenheimer Fund may be higher than the total annual fund operating expenses of the corresponding Acquiring Fund. The fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Oppenheimer Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The total value of the shares of an Oppenheimer Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What are the expected federal income tax consequences of the Reorganizations?

A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and, as a condition of closing, the Oppenheimer Funds will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Oppenheimer Funds, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and the aggregate tax basis of the Acquiring Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the

Q/A-2

information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

Q. Has the Oppenheimer Board considered the Reorganizations, and how do they recommend that I vote?

A. The Oppenheimer Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Oppenheimer Funds, has carefully considered the Reorganizations and unanimously recommends that you vote “FOR” the Reorganizations. A summary of the considerations of the Oppenheimer Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganizations?

A. A joint special meeting of shareholders of the Oppenheimer Funds will be held on April 12, 2019 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of an Oppenheimer Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2019, simultaneous with the closing of the Transaction.

Q. What will happen if shareholders of an Oppenheimer Fund do not approve the Reorganization?

A. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer Fund approved the Reorganization, and the Oppenheimer Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer Board will consider what action, if any, for each Oppenheimer Fund to take. The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Additionally, if the shareholders of an Oppenheimer Fund do not approve the Reorganization, it is anticipated that such Oppenheimer Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer Fund to enter into, an interim investment advisory contract with Invesco Advisers pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund still have not approved the Reorganization, the Oppenheimer Board will consider other possible courses of action for such fund, including possibly liquidating the fund.

Q. What if I do not wish to participate in the Reorganization?

A. If you do not wish to have the shares of your Oppenheimer Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.

Q. Why are you sending me the Joint Proxy Statement/Prospectus?

A. You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more Oppenheimer Funds and have the right to vote on the very important proposal described therein concerning your Oppenheimer Fund(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Oppenheimer Funds and also a prospectus for the corresponding Acquiring Funds.

Q/A-3

Q. Will any Oppenheimer Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A. No. None of the Oppenheimer Funds or Acquiring Funds will bear these costs. Invesco and MassMutual or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q. What is the required vote to approve the Proposal?

A. For each Oppenheimer Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Oppenheimer Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Oppenheimer Fund.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

•

Voting in Person: If you attend the Meeting, were the beneficial owner of your shares as of January 14, 2019, the record date for the Meeting (“Record Date”), and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

•

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the Oppenheimer Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer Funds in writing to the address of the Oppenheimer Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

•

Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call AST Fund Solutions, LLC at (800) 821-2712.

Q/A-4

OPPENHEIMER FUNDS	INVESCO FUNDS
6803 South Tucson Way	11 Greenway Plaza, Suite 1000
Centennial, Colorado 80112-3924	Houston, Texas 77046
(800) 225-5677	(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS

[                    , 2019]

Introduction

This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the Oppenheimer Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) in connection with the solicitation by the Board of Trustees of the Oppenheimer Funds (the “Oppenheimer Board”) of proxies to be used at a special joint meeting of the shareholders of the Oppenheimer Funds, which will be held at 6803 South Tucson Way, Centennial, Colorado 80112-3924 on April 12, 2019 at 1:00 p.m. Mountain Time (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Oppenheimer Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund (all of the foregoing being referred to as the “Reorganization”).

This Joint Proxy Statement/Prospectus contains information that shareholders of the Oppenheimer Funds should know before voting on the proposed Reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the Oppenheimer Funds and also a prospectus for the Acquiring Funds. Each Oppenheimer Fund and Acquiring Fund is a registered open-end management investment company or series thereof. We sometimes refer to the Oppenheimer Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The Reorganization of each Oppenheimer Fund with and into its corresponding Acquiring Fund as described in the Agreement will involve three steps:

•

In accordance with the terms of the Agreement, the transfer by each Oppenheimer Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Oppenheimer Fund and issuing shares of the corresponding Acquiring Fund to the Oppenheimer Fund equal to the aggregate net asset value of the corresponding Oppenheimer Fund’s shares owned by the Oppenheimer Fund’s shareholders on the closing date of the Reorganization;

•

the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Oppenheimer Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Oppenheimer Fund held by such shareholders, as permitted by the organizational documents of the Oppenheimer Fund and applicable law; and

•

the winding up of the affairs of the Oppenheimer Fund and dissolution under applicable law and de-registration of the Oppenheimer Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the total value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the total value of the shares of the Oppenheimer Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The Oppenheimer Board has fixed the close of business on January 14, 2019 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of an Oppenheimer Fund on the Record Date will be entitled to one vote for each full share of the Oppenheimer Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about [    ], 2019 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the Oppenheimer Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Oppenheimer Fund and its shareholders.

If shareholders of an Oppenheimer Fund do not approve the Reorganization, the Oppenheimer Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Oppenheimer Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Oppenheimer Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the Oppenheimer Funds;

•	Statements of Additional Information (“SAIs”) for the Oppenheimer Funds and the Acquiring Funds; and

•	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Oppenheimer Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the Oppenheimer Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Invesco Funds, at the address and toll-free telephone number noted below. The Oppenheimer Funds’ prospectuses, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Oppenheimer Funds have been previously mailed to shareholders and are available on the Oppenheimer Funds’ web site at www.oppenheimerfunds.com.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Oppenheimer Fund Documents:	For Acquiring Fund Documents:
OPPENHEIMER FUNDS	INVESCO FUNDS
6803 South Tucson Way	11 Greenway Plaza, Suite 1000
Centennial, Colorado 80112-3924	Houston, Texas 77046
(800) 225-5677	(800) 959-4246

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-2736, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the SEC or CFTC nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

i

Exhibits

ii

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder of Invesco (the “Transaction”). In connection with the Transaction, the Oppenheimer Board was asked to approve the reorganization of each Oppenheimer Fund into a corresponding Acquiring Fund by transferring the assets and liabilities of each Oppenheimer Fund to a newly formed fund with the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. In addition, it is currently anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

On January 11, 2019, the Oppenheimer Board on behalf of each Oppenheimer Fund unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Oppenheimer Fund and other closing conditions. In the Reorganizations, each Oppenheimer Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Oppenheimer Fund, which will distribute such shares to shareholders of the Oppenheimer Fund. Any shares you own of an Oppenheimer Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Oppenheimer Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of an Oppenheimer Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2019.

Reasons for Recommending the Reorganization

The Oppenheimer Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each Oppenheimer Fund and its shareholders. In reaching that conclusion, the Oppenheimer Board considered, among other things:

1.	the potential benefits to Oppenheimer Fund shareholders from participating in an enlarged global asset management platform with broad distribution opportunities;

2.	the expected level of continuity in the new structure, in part as a result of the level of retention arrangements that have been put in place for certain key Oppenheimer employees;

3.

information provided by Invesco as to the nature and quality of advisory and other services provided to Invesco’s existing funds and expected to be provided to the Acquiring Funds, and the level of advisory and other fees and expenses expected to be charged (including projected expense savings to Oppenheimer Fund shareholders through expense caps);

4.

the history, reputation, qualifications and background of Invesco, along with its financial resources, including its level of operational, administrative, internal audit and compliance services and the quality and structure of the boards of trustees of the Acquiring Funds, taking into account the nomination of certain Oppenheimer Fund trustees to serve on those boards to provide historical background and knowledge;

5.

other assurances from Invesco, including, without limitation, that the shareholders of the Oppenheimer Funds would not be diluted as a result of the applicable Reorganizations, and as to Invesco’s capability to meet the challenges of placing the Acquiring Funds on its common operating platform;

6.	the structure proposed for the Transaction, including the Agreement, the form of Invesco Advisers Advisory Agreement and related agreements;

7.	the fact that the costs related to the proxy solicitation and the proposed Reorganization will be borne by Invesco and MassMutual or their affiliates; and

8.

the agreements by Invesco, MassMutual and Oppenheimer to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the funds, despite differences in the manner and level by which certain expenses are charged on the Invesco Funds’ platform from those on the Oppenheimer Funds.

For a more complete discussion of the factors considered by the Oppenheimer Board in approving the Reorganization, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Oppenheimer Fund in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Oppenheimer Fund. The investment objective and principal investment strategies of the Oppenheimer Fund of which you are the record owner can be found in the Oppenheimer Fund prospectus that you received upon purchasing shares in that Oppenheimer Fund and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Each Oppenheimer Fund and its corresponding Acquiring Fund, other than the Oppenheimer Developing Markets Fund and Oppenheimer Gold & Special Minerals Fund, have the same investment objective that is not classified as fundamental, which means it can be changed by a Fund’s Board of Trustees with notice to shareholders. The investment objective of the Oppenheimer Developing Markets Fund and Oppenheimer Gold & Special Minerals

1

Fund is substantially the same as its corresponding Acquiring Fund’s investment objective, but the investment objective of these Oppenheimer Funds are classified as fundamental, which means they cannot be changed without shareholder approval.

Additional information about the investment objectives, principal investment strategies and risks of the Acquiring Funds can be found in the Acquiring Funds’ prospectuses, which are enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Oppenheimer Fund and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Oppenheimer Fund, although the Acquiring Funds may describe such risks somewhat differently. The enclosed prospectuses of the Acquiring Funds contain a discussion of these risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires, and each of the Oppenheimer Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Oppenheimer Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted below. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on Exhibit C.

One notable difference in the fundamental investment restrictions of the Acquiring Funds is that each of the Acquiring Funds, unlike its Oppenheimer Fund counterpart, has a fundamental investment restriction that permits it to invest all of its assets in the securities of a single open-end management investment company with substantially similar fundamental investment objectives, policies and restrictions as the Acquiring Fund, notwithstanding any other fundamental investment restriction or limitation. While the Acquiring Funds have adopted this fundamental investment restriction, they have also adopted a non-fundamental investment restriction stating that, notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, an Acquiring Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Acquiring Fund.

Another notable difference with regard to the fundamental investment restrictions of the Acquiring Funds relates to certain exclusions that apply to the restriction on underwriting securities. The Acquiring Fund may not underwrite the securities of other issuers, but this restriction does not prevent the Acquiring Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”). The exclusions relating to the Oppenheimer Fund’s restriction on underwriting are a little broader and provide that the Oppenheimer Fund may not underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the 1933 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the SEC, its staff, or other authority with appropriate jurisdiction.

Both the Oppenheimer Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Oppenheimer Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Funds’ SAIs.

2

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Oppenheimer Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through two years from the closing date of the Reorganization and if those waivers are not renewed upon the end of the two years after the Closing Date of the Reorganization, the expense ratios of certain Acquiring Funds after two years from the closing date of the Reorganization may be higher than the current expense ratios of the corresponding Oppenheimer Funds.

3

	Shareholder Fees (fees paid directly from your investment†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
OFI Pictet Global Environmental Solutions Fund as of 4/30/18
Y merging into Acquiring Fund Y	None	None	0.75%	None	0.00%	0.98%	0.98%	0.00%	1.73%	0.78%[1]	0.95%
I merging into Acquiring Fund R6	None	None	0.75%	None	0.00%	0.83%	0.83%	0.00%	1.58%	0.73%[1]	0.85%
Pro Forma Invesco OFI Pictet Global Environmental Solutions Fund as of 4/30/18
Y	None	None	0.75%	None	0.00%	0.99%[2]	0.99%[2]	0.00%	1.74%	0.79%[3]	0.95%
I/R6	None	None	0.75%	None	0.00%	0.83%[2]	0.83%[2]	0.00%	1.58%	0.73%[3]	0.85%
Oppenheimer Capital Appreciation Fund[4] as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	0.59%	0.25%	0.00%	0.21%	0.21%	0.00%	1.05%	0.00%	1.05%
C merging into Acquiring Fund C	None	1.00%	0.59%	1.00%	0.00%	0.21%	0.21%	0.00%	1.80%	0.00%	1.80%
R merging into Acquiring Fund R	None	None	0.59%	0.50%	0.00%	0.21%	0.21%	0.00%	1.30%	0.00%	1.30%
Y merging into Acquiring Fund Y	None	None	0.59%	None	0.00%	0.21%	0.21%	0.00%	0.80%	0.00%	0.80%
I merging into Acquiring Fund R6	None	None	0.59%	None	0.00%	0.04%	0.04%	0.00%	0.63%	0.00%	0.63%
Pro Forma Invesco Oppenheimer Capital Appreciation Fund as of 8/31/18
A	5.50%	None [5]	0.59%	0.25%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.03%	0.00%[3]	1.03%
C	None	1.00%	0.59%	1.00%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.78%	0.00%[3]	1.78%
R	None	None	0.59%	0.50%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.28%	0.00%[3]	1.28%
Y	None	None	0.59%	None	0.00%	0.19%[2]	0.19%[2]	0.00%	0.78%	0.00%[3]	0.78%
I/R6	None	None	0.59%	None	0.00%	0.02%[2]	0.02%[2]	0.00%	0.61%	0.00%[3]	0.61%
Oppenheimer Developing Markets Fund as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	0.77%	0.25%	0.00%	0.27%	0.27%	0.00%	1.29%	0.00%	1.29%
C merging into Acquiring Fund C	None	1.00%	0.77%	1.00%	0.00%	0.28%	0.28%	0.00%	2.05%	0.00%	2.05%
R merging into Acquiring Fund R	None	None	0.77%	0.50%	0.00%	0.28%	0.28%	0.00%	1.55%	0.00%	1.55%
Y merging into Acquiring Fund Y	None	None	0.77%	None	0.00%	0.28%	0.28%	0.00%	1.05%	0.00%	1.05%
I merging into Acquiring Fund R6	None	None	0.77%	None	0.00%	0.10%	0.10%	0.00%	0.87%	0.00%	0.87%
Pro Forma Invesco Oppenheimer Developing Markets Fund as of 8/31/18
A	5.50%	None [5]	0.77%	0.25%	0.00%	0.24%[2]	0.24%[2]	0.00%	1.26%	0.00%[3]	1.26%
C	None	1.00%	0.77%	1.00%	0.00%	0.24%[2]	0.24%[2]	0.00%	2.01%	0.00%[3]	2.01%
R	None	None	0.77%	0.50%	0.00%	0.24%[2]	0.24%[2]	0.00%	1.51%	0.00%[3]	1.51%
Y	None	None	0.77%	None	0.00%	0.24%[2]	0.24%[2]	0.00%	1.01%	0.00%[3]	1.01%
I/R6	None	None	0.77%	None	0.00%	0.08%[2]	0.08%[2]	0.00%	0.85%	0.00%[3]	0.85%

4

	Shareholder Fees (fees paid directly from your investment†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Discovery Fund[4] as of 9/30/18
A merging into Acquiring Fund A	5.75%	None	0.63%	0.25%	0.00%	0.20%	0.20%	0.00%	1.08%	0.00%	1.08%
C merging into Acquiring Fund C	None	1.00%	0.63%	1.00%	0.00%	0.21%	0.21%	0.00%	1.84%	0.00%	1.84%
R merging into Acquiring Fund R	None	None	0.63%	0.50%	0.00%	0.20%	0.20%	0.00%	1.33%	0.00%	1.33%
Y merging into Acquiring Fund Y	None	None	0.63%	None	0.00%	0.21%	0.21%	0.00%	0.84%	0.00%	0.84%
I merging into Acquiring Fund R6	None	None	0.63%	None	0.00%	0.04%	0.04%	0.00%	0.67%	0.00%	0.67%
Pro Forma Invesco Oppenheimer Discovery Fund as of 9/30/18
A	5.50%	None [5]	0.63%	0.25%	0.00%	0.22%[2]	0.22%[2]	0.00%	1.10%	0.02%[3]	1.08%
C	None	1.00%	0.63%	1.00%	0.00%	0.22%[2]	0.22%[2]	0.00%	1.85%	0.01%[3]	1.84%
R	None	None	0.63%	0.50%	0.00%	0.22%[2]	0.22%[2]	0.00%	1.35%	0.02%[3]	1.33%
Y	None	None	0.63%	None	0.00%	0.22%[2]	0.22%[2]	0.00%	0.85%	0.01%[3]	0.84%
I/R6	None	None	0.63%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.66%	0.00%[3]	0.66%
Oppenheimer Discovery Mid Cap Growth Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.66%	0.25%	0.00%	0.21%	0.21%	0.00%	1.12%	0.00%	1.12%
C merging into Acquiring Fund C	None	1.00%	0.66%	1.00%	0.00%	0.20%	0.20%	0.00%	1.86%	0.00%	1.86%
R merging into Acquiring Fund R	None	None	0.66%	0.50%	0.00%	0.21%	0.21%	0.00%	1.37%	0.00%	1.37%
Y merging into Acquiring Fund Y	None	None	0.66%	None	0.00%	0.21%	0.21%	0.00%	0.87%	0.00%	0.87%
I merging into Acquiring Fund R6	None	None	0.66%	None	0.00%	0.04%	0.04%	0.00%	0.70%	0.00%	0.70%
Pro Forma Invesco Oppenheimer Discovery Mid Cap Growth Fund as of 10/31/18
A	5.50%	None [5]	0.66%	0.25%	0.00%	0.24%[2]	0.24%[2]	0.00%	1.15%	0.03%[3]	1.12%
C	None	1.00%	0.66%	1.00%	0.00%	0.24%[2]	0.24%[2]	0.00%	1.90%	0.04%[3]	1.86%
R	None	None	0.66%	0.50%	0.00%	0.24%[2]	0.24%[2]	0.00%	1.40%	0.03%[3]	1.37%
Y	None	None	0.66%	None	0.00%	0.24%[2]	0.24%[2]	0.00%	0.90%	0.03%[3]	0.87%
I/R6	None	None	0.66%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.69%	0.00%[3]	0.69%

5

	Shareholder Fees (fees paid directly from your investment†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Dividend Opportunity Fund[4] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.65%	0.25%	0.00%	0.24%	0.24%	0.00%	1.14%	0.00%	1.14%
C merging into Acquiring Fund C	None	1.00%	0.65%	1.00%	0.00%	0.23%	0.23%	0.00%	1.88%	0.00%	1.88%
R merging into Acquiring Fund R	None	None	0.65%	0.50%	0.00%	0.22%	0.22%	0.00%	1.37%	0.00%	1.37%
Y merging into Acquiring Fund Y	None	None	0.65%	None	0.00%	0.23%	0.23%	0.00%	0.88%	0.00%	0.88%
I merging into Acquiring Fund R6	None	None	0.65%	None	0.00%	0.06%	0.06%	0.00%	0.71%	0.00%	0.71%
Pro Forma Invesco Oppenheimer Dividend Opportunity Fund as of 4/30/18
A	5.50%	None [5]	0.65%	0.25%	0.00%	0.32%[2]	0.32%[2]	0.00%	1.22%	0.08%[3]	1.14%
C	None	1.00%	0.65%	1.00%	0.00%	0.32%[2]	0.32%[2]	0.00%	1.97%	0.09%[3]	1.88%
R	None	None	0.65%	0.50%	0.00%	0.32%[2]	0.32%[2]	0.00%	1.47%	0.10%[3]	1.37%
Y	None	None	0.65%	None	0.00%	0.32%[2]	0.32%[2]	0.00%	0.97%	0.09%[3]	0.88%
I/R6	None	None	0.65%	None	0.00%	0.06%[2]	0.06%[2]	0.00%	0.71%	0.00%[3]	0.71%
Oppenheimer Emerging Markets Innovators Fund[4] as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	1.15%	0.25%	0.00%	0.31%	0.31%	0.01%	1.72%	0.02%[6,7]	1.70%
C merging into Acquiring Fund C	None	1.00%	1.15%	1.00%	0.00%	0.31%	0.31%	0.01%	2.47%	0.01%[6,7]	2.46%
R merging into Acquiring Fund R	None	None	1.15%	0.50%	0.00%	0.33%	0.33%	0.01%	1.99%	0.01%[6,7]	1.98%
Y merging into Acquiring Fund Y	None	None	1.15%	None	0.00%	0.31%	0.31%	0.01%	1.47%	0.02%[6,7]	1.45%
I merging into Acquiring Fund R6	None	None	1.15%	None	0.00%	0.14%	0.14%	0.01%	1.30%	0.05%[6,7]	1.25%
Pro Forma Invesco Oppenheimer Emerging Markets Innovators Fund as of 8/31/18
A	5.50%	None [5]	1.15%	0.25%	0.00%	0.30%[2]	0.30%[2]	0.01%[2]	1.71%	0.01%[3]	1.70%
C	None	1.00%	1.15%	1.00%	0.00%	0.30%[2]	0.30%[2]	0.01%[2]	2.46%	0.01%[3]	2.45%
R	None	None	1.15%	0.50%	0.00%	0.30%[2]	0.30%[2]	0.01%[2]	1.96%	0.01%[3]	1.95%
Y	None	None	1.15%	None	0.00%	0.30%[2]	0.30%[2]	0.01%[2]	1.46%	0.01%[3]	1.45%
I/R6	None	None	1.15%	None	0.00%	0.12%[2]	0.12%[2]	0.01%[2]	1.28%	0.03%[3]	1.25%

6

	Shareholder Fees (fees paid directly from your investment†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Equity Income Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.58%	0.25%	0.00%	0.21%	0.21%	0.00%	1.04%	0.00%	1.04%
C merging into Acquiring Fund C	None	1.00%	0.58%	1.00%	0.00%	0.21%	0.21%	0.00%	1.79%	0.00%	1.79%
R merging into Acquiring Fund R	None	None	0.58%	0.50%	0.00%	0.22%	0.22%	0.00%	1.30%	0.00%	1.30%
Y merging into Acquiring Fund Y	None	None	0.58%	None	0.00%	0.21%	0.21%	0.00%	0.79%	0.00%	0.79%
I merging into Acquiring Fund R6	None	None	0.58%	None	0.00%	0.05%	0.05%	0.00%	0.63%	0.00%	0.63%
Pro Forma Invesco Oppenheimer Equity Income Fund as of 10/31/18
A	5.50%	None [5]	0.58%	0.25%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.00%	0.00%[3]	1.00%
C	None	1.00%	0.58%	1.00%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.75%	0.00%[3]	1.75%
R	None	None	0.58%	0.50%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.25%	0.00%[3]	1.25%
Y	None	None	0.58%	None	0.00%	0.17%[2]	0.17%[2]	0.00%	0.75%	0.00%[3]	0.75%
I/R6	None	None	0.58%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.61%	0.00%[3]	0.61%

7

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses and Dividend Expenses on Securities Sold Short	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Fundamental Alternatives Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.87%[8]	0.25%	0.64%	0.24%	0.88%	0.00%	2.00%	0.03%[9]	1.97%
C merging into Acquiring Fund C	None	1.00%	0.87%[8]	1.00%	0.64%	0.24%	0.88%	0.00%	2.75%	0.03%[9]	2.72%
R merging into Acquiring Fund R	None	None	0.87%[8]	0.50%	0.64%	0.26%	0.90%	0.00%	2.27%	0.03%[9]	2.24%
Y merging into Acquiring Fund Y	None	None	0.87%[8]	None	0.64%	0.25%	0.89%	0.00%	1.76%	0.03%[9]	1.73%
I merging into Acquiring Fund R6	None	None	0.87%[8]	None	0.64%	0.10%	0.74%	0.00%	1.61%	0.03%[9]	1.58%
Pro Forma Invesco Oppenheimer Fundamental Alternatives Fund as of 10/31/18
A	5.50%	None [5]	0.84%[10]	0.25%	0.64%	0.24%[2]	0.88%[2]	0.00%	1.97%	0.00%[3]	1.97%
C	None	1.00%	0.84%[10]	1.00%	0.64%	0.24%[2]	0.88%[2]	0.00%	2.72%	0.00%[3]	2.72%
R	None	None	0.84%[10]	0.50%	0.64%	0.24%[2]	0.88%[2]	0.00%	2.22%	0.00%[3]	2.22%
Y	None	None	0.84%[10]	None	0.64%	0.24%[2]	0.88%[2]	0.00%	1.72%	0.00%[3]	1.72%
I/R6	None	None	0.84%[10]	None	0.64%	0.08%[2]	0.72%[2]	0.00%	1.56%	0.01%[3]	1.55%

8

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Global Fund[4] as of 9/30/18
A merging into Acquiring Fund A	5.75%	None	0.65%	0.25%	0.00%	0.22%	0.22%	0.00%	1.12%	0.00%	1.12%
C merging into Acquiring Fund C	None	1.00%	0.65%	1.00%	0.00%	0.21%	0.21%	0.00%	1.86%	0.00%	1.86%
R merging into Acquiring Fund R	None	None	0.65%	0.50%	0.00%	0.21%	0.21%	0.00%	1.36%	0.00%	1.36%
Y merging into Acquiring Fund Y	None	None	0.65%	None	0.00%	0.22%	0.22%	0.00%	0.87%	0.00%	0.87%
I merging into Acquiring Fund R6	None	None	0.65%	None	0.00%	0.04%	0.04%	0.00%	0.69%	0.00%	0.69%
Pro Forma Invesco Oppenheimer Global Fund as of 9/30/18
A	5.50%	None [5]	0.65%	0.25%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.08%	0.00%[3]	1.08%
C	None	1.00%	0.65%	1.00%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.83%	0.00%[3]	1.83%
R	None	None	0.65%	0.50%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.33%	0.00%[3]	1.33%
Y	None	None	0.65%	None	0.00%	0.18%[2]	0.18%[2]	0.00%	0.83%	0.00%[3]	0.83%
I/R6	None	None	0.65%	None	0.00%	0.02%[2]	0.02%[2]	0.00%	0.67%	0.00%[3]	0.67%
Oppenheimer Global Allocation Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.80%[8]	0.25%	0.00%	0.28%	0.28%	0.02%	1.35%	0.06%[7,9]	1.29%
C merging into Acquiring Fund C	None	1.00%	0.80%[8]	1.00%	0.00%	0.28%	0.28%	0.02%	2.10%	0.06%[7,9]	2.04%
R merging into Acquiring Fund R	None	None	0.80%[8]	0.50%	0.00%	0.28%	0.28%	0.02%	1.60%	0.06%[7,9]	1.54%
Y merging into Acquiring Fund Y	None	None	0.80%[8]	None	0.00%	0.28%	0.28%	0.02%	1.10%	0.06%[7,9]	1.04%
I merging into Acquiring Fund R6	None	None	0.80%[8]	None	0.00%	0.11%	0.11%	0.02%	0.93%	0.06%[7,9]	0.87%
Pro Forma Invesco Oppenheimer Global Allocation Fund as of 10/31/18
A	5.50%	None [5]	0.79%[10]	0.25%	0.00%	0.29%[2]	0.29%[2]	0.02%[2]	1.35%	0.06%[3]	1.29%
C	None	1.00%	0.79%[10]	1.00%	0.00%	0.29%[2]	0.29%[2]	0.02%[2]	2.10%	0.06%[3]	2.04%
R	None	None	0.79%[10]	0.50%	0.00%	0.29%[2]	0.29%[2]	0.02%[2]	1.60%	0.06%[3]	1.54%
Y	None	None	0.79%[10]	None	0.00%	0.29%[2]	0.29%[2]	0.02%[2]	1.10%	0.06%[3]	1.04%
I/R6	None	None	0.79%[10]	None	0.00%	0.09%[2]	0.09%[2]	0.02%[2]	0.90%	0.05%[3]	0.85%

9

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement		Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Global Focus Fund[4] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.79%	0.25%	0.00%	0.23%	0.23%	0.00%	1.27%	0.00%		1.27%
C merging into Acquiring Fund C	None	1.00%	0.79%	1.00%	0.00%	0.22%	0.22%	0.00%	2.01%	0.00%		2.01%
R merging into Acquiring Fund R	None	None	0.79%	0.50%	0.00%	0.23%	0.23%	0.00%	1.52%	0.00%		1.52%
Y merging into Acquiring Fund Y	None	None	0.79%	None	0.00%	0.23%	0.23%	0.00%	1.02%	0.00%		1.02%
I merging into Acquiring Fund R6	None	None	0.79%	None	0.00%	0.06%	0.06%	0.00%	0.85%	0.00%		0.85%
Pro Forma Invesco Oppenheimer Global Focus Fund as of 4/30/18
A	5.50%	None [5]	0.79%	0.25%	0.00%	0.29%[2]	0.29%[2]	0.00%	1.33%	0.06%[3]		1.27%
C	None	1.00%	0.79%	1.00%	0.00%	0.29%[2]	0.29%[2]	0.00%	2.08%	0.07%[3]		2.01%
R	None	None	0.79%	0.50%	0.00%	0.29%[2]	0.29%[2]	0.00%	1.58%	0.06%[3]		1.52%
Y	None	None	0.79%	None	0.00%	0.29%[2]	0.29%[2]	0.00%	1.08%	0.06%[3]		1.02%
I/R6	None	None	0.79%	None	0.00%	0.09%[2]	0.09%[2]	0.00%	0.88%	0.03%[3]		0.85%
Oppenheimer Global Multi-Asset Growth Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.75%	0.25%	0.00%	0.71%	0.71%	0.17%	1.88%	0.54	%6.11	1.34%
C merging into Acquiring Fund C	None	1.00%	0.75%	1.00%	0.00%	0.88%	0.88%	0.17%	2.80%	0.71	%6.11	2.09%
R merging into Acquiring Fund R	None	None	0.75%	0.50%	0.00%	0.90%	0.90%	0.17%	2.32%	0.73	%6.11	1.59%
Y merging into Acquiring Fund Y	None	None	0.75%	None	0.00%	0.88%	0.88%	0.17%	1.80%	0.61	%6.11	1.19%
I merging into Acquiring Fund R6	None	None	0.75%	None	0.00%	0.49%	0.49%	0.17%	1.41%	0.32	%6.11	1.09%
Pro Forma Invesco Oppenheimer Global Multi-Asset Growth Fund as of 10/31/18
A	5.50%	None [5]	0.75%[10]	0.25%	0.00%	0.67%[2]	0.67%[2]	0.17%[2]	1.84%	0.55%[3]		1.29%
C	None	1.00%	0.75%[10]	1.00%	0.00%	0.67%[2]	0.67%[2]	0.17%[2]	2.59%	0.55%[3]		2.04%
R	None	None	0.75%[10]	0.50%	0.00%	0.67%[2]	0.67%[2]	0.17%[2]	2.09%	0.55%[3]		1.54%
Y	None	None	0.75%[10]	None	0.00%	0.67%[2]	0.67%[2]	0.17%[2]	1.59%	0.45%[3]		1.14%
I/R6	None	None	0.75%[10]	None	0.00%	0.57%[2]	0.57%[2]	0.17%[2]	1.49%	0.45%[3]		1.04%
Oppenheimer Global Multi-Asset Income Fund[4] as of 10/31/18
A merging into Acquiring Fund A	4.75%	None	0.60%	0.25%	0.00%	0.48%	0.48%	0.35%	1.68%	0.73%[7,12]		0.95%
C merging into Acquiring Fund C	None	1.00%	0.60%	1.00%	0.00%	0.51%	0.51%	0.35%	2.46%	0.71%[7,12]		1.75%
R merging into Acquiring Fund R	None	None	0.60%	0.50%	0.00%	0.54%	0.54%	0.35%	1.99%	0.74	%7.12	1.25%
Y merging into Acquiring Fund Y	None	None	0.60%	None	0.00%	0.50%	0.50%	0.35%	1.45%	0.70%[7,12]		0.75%
I merging into Acquiring Fund R6	None	None	0.60%	None	0.00%	0.38%	0.38%	0.35%	1.33%	0.63%[7,12]		0.70%
Pro Forma Invesco Oppenheimer Global Multi-Asset Income Fund as of 10/31/18
A	4.25%	None [5]	0.60%	0.25%	0.00%	0.41%[2]	0.41%[2]	0.35%[2]	1.61%	0.66%[3]		0.95%
C	None	1.00%	0.60%	1.00%	0.00%	0.41%[2]	0.41%[2]	0.35%[2]	2.36%	0.61%[3]		1.75%
R	None	None	0.60%	0.50%	0.00%	0.41%[2]	0.41%[2]	0.35%[2]	1.86%	0.61%[3]		1.25%
Y	None	None	0.60%	None	0.00%	0.41%[2]	0.41%[2]	0.35%[2]	1.36%	0.61%[3]		0.75%
I/R6	None	None	0.60%	None	0.00%	0.34%[2]	0.34%[2]	0.35%[2]	1.29%	0.59%[3]		0.70%

10

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Global Opportunities Fund[4] as of 9/30/18
A merging into Acquiring Fund A	5.75%	None	0.67%	0.25%	0.00%	0.21%	0.21%	0.00%	1.13%	0.00%	1.13%
C merging into Acquiring Fund C	None	1.00%	0.67%	1.00%	0.00%	0.20%	0.20%	0.00%	1.87%	0.00%	1.87%
R merging into Acquiring Fund R	None	None	0.67%	0.50%	0.00%	0.20%	0.20%	0.00%	1.37%	0.00%	1.37%
Y merging into Acquiring Fund Y	None	None	0.67%	None	0.00%	0.20%	0.20%	0.00%	0.87%	0.00%	0.87%
I merging into Acquiring Fund R6	None	None	0.67%	None	0.00%	0.04%	0.04%	0.00%	0.71%	0.00%	0.71%
Pro Forma Invesco Oppenheimer Global Opportunities Fund as of 9/30/18
A	5.50%	None [5]	0.67%	0.25%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.10%	0.00%[3]	1.10%
C	None	1.00%	0.67%	1.00%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.85%	0.00%[3]	1.85%
R	None	None	0.67%	0.50%	0.00%	0.18%[2]	0.18%[2]	0.00%	1.35%	0.00%[3]	1.35%
Y	None	None	0.67%	None	0.00%	0.18%[2]	0.18%[2]	0.00%	0.85%	0.00%[3]	0.85%
I/R6	None	None	0.67%	None	0.00%	0.02%[2]	0.02%[2]	0.00%	0.69%	0.00%[3]	0.69%
Oppenheimer Gold & Special Minerals Fund[4] as of 6/30/18
A merging into Acquiring Fund A	5.75%	None	0.68%[8]	0.25%	0.00%	0.24%	0.24%	0.00%	1.17%	0.00%	1.17%
C merging into Acquiring Fund C	None	1.00%	0.68%[8]	1.00%	0.00%	0.24%	0.24%	0.00%	1.92%	0.00%	1.92%
R merging into Acquiring Fund R	None	None	0.68%[8]	0.50%	0.00%	0.24%	0.24%	0.00%	1.42%	0.00%	1.42%
Y merging into Acquiring Fund Y	None	None	0.68%[8]	None	0.00%	0.24%	0.24%	0.00%	0.92%	0.00%	0.92%
I merging into Acquiring Fund R6	None	None	0.68%[8]	None	0.00%	0.07%	0.07%	0.00%	0.75%	0.00%	0.75%
Pro Forma Invesco Oppenheimer Gold & Special Minerals Fund as of 6/30/18
A	5.50%	None [5]	0.68%[10]	0.25%	0.00%	0.32%[2]	0.32%[2]	0.00%	1.25%	0.08%[3]	1.17%
C	None	1.00%	0.68%[10]	1.00%	0.00%	0.32%[2]	0.32%[2]	0.00%	2.00%	0.08%[3]	1.92%
R	None	None	0.68%[10]	0.50%	0.00%	0.32%[2]	0.32%[2]	0.00%	1.50%	0.08%[3]	1.42%
Y	None	None	0.68%[10]	None	0.00%	0.32%[2]	0.32%[2]	0.00%	1.00%	0.08%[3]	0.92%
I/R6	None	None	0.68%[10]	None	0.00%	0.10%[2]	0.10%[2]	0.00%	0.78%	0.03%[3]	0.75%
Oppenheimer Government Money Market Fund[4] as of 7/31/18
A merging into Acquiring Fund Y	None	None	0.42%	None	0.00%	0.16%	0.16%	0.00%	0.58%	0.00%	0.58%
Y merging into Acquiring Fund Y	None	None	0.42%	None	0.00%	0.16%	0.16%	0.00%	0.58%	0.00%	0.58%
Pro Forma Invesco Oppenheimer Government Money Market Fund as of 7/31/18
A/Y	None	None	0.42%	0.00%	0.00%	0.34%[2]	0.34%[2]	0.00%	0.76%	0.18%[3]	0.58%
Y/Y	None	None	0.42%	None	0.00%	0.34%[2]	0.34%[2]	0.00%	0.76%	0.18%[3]	0.58%

11

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Institutional Government Money Market Fund[4] as of 5/31/18
E merging into Acquiring Fund Institutional	None	None	0.10%	None	0.00%	0.00%	0.00%	0.00%	0.10%	None	0.10%
L merging into Acquiring Fund Institutional	None	None	0.10%	None	0.00%	0.06%	0.06%	0.00%	0.16%	None	0.16%
P merging into Acquiring Fund Private Investment	None	None	0.10%	0.25%	0.00%	0.05%	0.05%	0.00%	0.40%	0.20%[13]	0.20%
Pro Forma Invesco Oppenheimer Institutional Government Money Market Fund as of 5/31/18
E/L/Institutional	None	None	0.10%	None	0.00%	0.04%[2]	0.04%[2]	0.00%	0.14%	0.04%[3]	0.10%
P/Private Investment	None	None	0.10%	0.25%	0.00%	0.09%[2]	0.09%[2]	0.00%	0.44%	0.24%[3]	0.20%
Oppenheimer Intermediate Term Municipal Fund as of 9/30/18
A merging into Acquiring Fund A	2.25%	None	0.59%	0.25%	0.12%	0.14%	0.26%	0.00%	1.10%	0.03%[14]	1.07%
C merging into Acquiring Fund C	None	1.00%	0.59%	1.00%	0.12%	0.14%	0.26%	0.00%	1.85%	0.00%[14]	1.85%
Y merging into Acquiring Fund Y	None	None	0.59%	None	0.12%	0.14%	0.26%	0.00%	0.85%	0.00%[14]	0.85%
Pro Forma Invesco Oppenheimer Intermediate Term Municipal Fund as of 9/30/18
A	2.50%	None [5]	0.59%	0.25%	0.12%	0.14%[2]	0.26%[2]	0.00%	1.10%	0.03%[3]	1.07%
C	None	1.00%	0.59%	1.00%	0.12%	0.14%[2]	0.26%[2]	0.00%	1.85%	0.00%[3]	1.85%
Y	None	None	0.59%	None	0.12%	0.14%[2]	0.26%[2]	0.00%	0.85%	0.00%[3]	0.85%
Oppenheimer International Diversified Fund[4] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.00%	0.25%	0.00%	0.21%	0.21%	0.83%	1.29%	None [1]	1.29%
C merging into Acquiring Fund C	None	1.00%	0.00%	1.00%	0.00%	0.21%	0.21%	0.83%	2.04%	None [1]	2.04%
R merging into Acquiring Fund R	None	None	0.00%	0.50%	0.00%	0.21%	0.21%	0.83%	1.54%	None [1]	1.54%
Y merging into Acquiring Fund Y	None	None	0.00%	None	0.00%	0.21%	0.21%	0.83%	1.04%	0.05%[1]	0.99%
I merging into Acquiring Fund R6	None	None	0.00%	None	0.00%	0.05%	0.05%	0.83%	0.88%	None [1]	0.88%
Pro Forma Invesco Oppenheimer International Diversified Fund as of 4/30/18
A	5.50%	None [5]	0.00%	0.25%	0.00%	0.23%[2]	0.23%[2]	0.83%[2]	1.31%	0.02%[3]	1.29%
C	None	1.00%	0.00%	1.00%	0.00%	0.23%[2]	0.23%[2]	0.83%[2]	2.06%	0.02%[3]	2.04%
R	None	None	0.00%	0.50%	0.00%	0.23%[2]	0.23%[2]	0.83%[2]	1.56%	0.02%[3]	1.54%
Y	None	None	0.00%	None	0.00%	0.23%[2]	0.23%[2]	0.83%[2]	1.06%	0.07%[3]	0.99%
I/R6	None	None	0.00%	None	0.00%	0.03%[2]	0.03%[2]	0.83%[2]	0.86%	0.00%[3]	0.86%

12

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer International Equity Fund[4] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	0.75%	0.25%	0.00%	0.23%	0.23%	0.01%	1.24%	0.01%[6,7]	1.23%
C merging into Acquiring Fund C	None	1.00%	0.75%	1.00%	0.00%	0.23%	0.23%	0.01%	1.99%	0.01%[6,7]	1.98%
R merging into Acquiring Fund R	None	None	0.75%	0.50%	0.00%	0.23%	0.23%	0.01%	1.49%	0.01%[6,7]	1.48%
Y merging into Acquiring Fund Y	None	None	0.75%	None	0.00%	0.23%	0.23%	0.01%	0.99%	0.13%[6,7]	0.86%
I merging into Acquiring Fund R6	None	None	0.75%	None	0.00%	0.05%	0.05%	0.01%	0.81%	0.01%[6,7]	0.80%
Pro Forma Invesco Oppenheimer International Equity Fund as of 5/31/18
A	5.50%	None [5]	0.75%	0.25%	0.00%	0.25%[2]	0.25%[2]	0.01%[2]	1.26%	0.03%[3]	1.23%
C	None	1.00%	0.75%	1.00%	0.00%	0.25%[2]	0.25%[2]	0.01%[2]	2.01%	0.03%[3]	1.98%
R	None	None	0.75%	0.50%	0.00%	0.25%[2]	0.25%[2]	0.01%[2]	1.51%	0.03%[3]	1.48%
Y	None	None	0.75%	None	0.00%	0.25%[2]	0.25%[2]	0.01%[2]	1.01%	0.16%[3]	0.85%
I/R6	None	None	0.75%	None	0.00%	0.02%[2]	0.02%[2]	0.01%[2]	0.78%	0.01%[3]	0.77%
Oppenheimer International Growth Fund[4] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	0.64%	0.25%	0.00%	0.21%	0.21%	0.00%	1.10%	0.00%	1.10%
C merging into Acquiring Fund C	None	1.00%	0.64%	1.00%	0.00%	0.21%	0.21%	0.00%	1.85%	0.00%	1.85%
R merging into Acquiring Fund R	None	None	0.64%	0.50%	0.00%	0.21%	0.21%	0.00%	1.35%	0.00%	1.35%
Y merging into Acquiring Fund Y	None	None	0.64%	None	0.00%	0.22%	0.22%	0.00%	0.86%	0.00%	0.86%
I merging into Acquiring Fund R6	None	None	0.64%	None	0.00%	0.05%	0.05%	0.00%	0.69%	0.00%	0.69%
Pro Forma Invesco Oppenheimer International Growth Fund as of 5/31/18
A	5.50%	None [5]	0.64%	0.25%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.08%	0.00%[3]	1.08%
C	None	1.00%	0.64%	1.00%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.83%	0.00%[3]	1.83%
R	None	None	0.64%	0.50%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.33%	0.00%[3]	1.33%
Y	None	None	0.64%	None	0.00%	0.19%[2]	0.19%[2]	0.00%	0.83%	0.00%[3]	0.83%
I/R6	None	None	0.64%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.67%	0.00%[3]	0.67%

13

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer International Small-Mid Company Fund as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	0.91%	0.25%	0.00%	0.22%	0.22%	0.01%	1.39%	0.01%[7]	1.38%
C merging into Acquiring Fund C	None	1.00%	0.91%	1.00%	0.00%	0.22%	0.22%	0.01%	2.14%	0.01%[7]	2.13%
R merging into Acquiring Fund R	None	None	0.91%	0.50%	0.00%	0.22%	0.22%	0.01%	1.64%	0.01%[7]	1.63%
Y merging into Acquiring Fund Y	None	None	0.91%	None	0.00%	0.23%	0.23%	0.01%	1.15%	0.01%[7]	1.14%
I merging into Acquiring Fund R6	None	None	0.91%	None	0.00%	0.05%	0.05%	0.01%	0.97%	0.01%[7]	0.96%
Pro Forma Invesco Oppenheimer International Small-Mid Company Fund as of 8/31/18
A	5.50%	None [5]	0.91%	0.25%	0.00%	0.16%[2]	0.16%[2]	0.01%[2]	1.33%	0.01%[3]	1.32%
C	None	1.00%	0.91%	1.00%	0.00%	0.16%[2]	0.16%[2]	0.01%[2]	2.08%	0.01%[3]	2.07%
R	None	None	0.91%	0.50%	0.00%	0.16%[2]	0.16%[2]	0.01%[2]	1.58%	0.01%[3]	1.57%
Y	None	None	0.91%	None	0.00%	0.16%[2]	0.16%[2]	0.01%[2]	1.08%	0.01%[3]	1.07%
I/R6	None	None	0.91%	None	0.00%	0.02%[2]	0.02%[2]	0.01%[2]	0.94%	0.01%[3]	0.93%
Oppenheimer Limited-Term Bond Fund[4] as of 8/31/18
A merging into Acquiring Fund A	2.25%	None	0.35%	0.25%	0.00%	0.18%	0.18%	0.00%	0.78%	0.03%[6]	0.75%
C merging into Acquiring Fund C	None	1.00%	0.35%	1.00%	0.00%	0.18%	0.18%	0.00%	1.53%	0.00%[6]	1.53%
R merging into Acquiring Fund R	None	None	0.35%	0.50%	0.00%	0.18%	0.18%	0.00%	1.03%	0.00%[6]	1.03%
Y merging into Acquiring Fund Y	None	None	0.35%	None	0.00%	0.19%	0.19%	0.00%	0.54%	0.09%[6]	0.45%
I merging into Acquiring Fund R6	None	None	0.35%	None	0.00%	0.04%	0.04%	0.00%	0.39%	0.00%[6]	0.39%
Pro Forma Invesco Oppenheimer Limited-Term Bond Fund as of 8/31/18
A	2.50%	None [5]	0.35%	0.25%	0.00%	0.16%[2]	0.16%[2]	0.00%	0.76%	0.01%[3]	0.75%
C	None	1.00%	0.35%	1.00%	0.00%	0.16%[2]	0.16%[2]	0.00%	1.51%	0.00%[3]	1.51%
R	None	None	0.35%	0.50%	0.00%	0.16%[2]	0.16%[2]	0.00%	1.01%	0.00%[3]	1.01%
Y	None	None	0.35%	None	0.00%	0.16%[2]	0.16%[2]	0.00%	0.51%	0.06%[3]	0.45%
I/R6	None	None	0.35%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.38%	0.00%[3]	0.38%

14

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Macquarie Global Infrastructure Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.90%	0.25%	0.00%	0.84%	0.84%	0.00%	1.99%	0.64%[6]	1.35%
C merging into Acquiring Fund C	None	1.00%	0.90%	1.00%	0.00%	0.98%	0.98%	0.00%	2.88%	0.73%[6]	2.15%
R merging into Acquiring Fund R	None	None	0.90%	0.50%	0.00%	0.96%	0.96%	0.00%	2.36%	0.71%[6]	1.65%
Y merging into Acquiring Fund Y	None	None	0.90%	None	0.00%	0.98%	0.98%	0.00%	1.88%	0.78%[6]	1.10%
I merging into Acquiring Fund R6	None	None	0.90%	None	0.00%	0.60%	0.60%	0.00%	1.50%	0.50%[6]	1.00%
Pro Forma Invesco Oppenheimer Macquarie Global Infrastructure Fund as of 10/31/18
A	5.50%	None [5]	0.90%	0.25%	0.00%	0.86%[2]	0.86%[2]	0.00%	2.01%	0.66%[3]	1.35%
C	None	1.00%	0.90%	1.00%	0.00%	0.86%[2]	0.86%[2]	0.00%	2.76%	0.61%[3]	2.15%
R	None	None	0.90%	0.50%	0.00%	0.86%[2]	0.86%[2]	0.00%	2.26%	0.61%[3]	1.65%
Y	None	None	0.90%	None	0.00%	0.86%[2]	0.86%[2]	0.00%	1.76%	0.66%[3]	1.10%
I/R6	None	None	0.90%	None	0.00%	0.70%[2]	0.70%[2]	0.00%	1.60%	0.60%[3]	1.00%
Oppenheimer Mid Cap Value Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.71%	0.25%	0.00%	0.22%	0.22%	0.00%	1.18%	0.00%	1.18%
C merging into Acquiring Fund C	None	1.00%	0.71%	1.00%	0.00%	0.22%	0.22%	0.00%	1.93%	0.00%	1.93%
R merging into Acquiring Fund R	None	None	0.71%	0.50%	0.00%	0.21%	0.21%	0.00%	1.42%	0.00%	1.42%
Y merging into Acquiring Fund Y	None	None	0.71%	None	0.00%	0.22%	0.22%	0.00%	0.93%	0.00%	0.93%
I merging into Acquiring Fund R6	None	None	0.71%	None	0.00%	0.05%	0.05%	0.00%	0.76%	0.00%	0.76%
Pro Forma Invesco Oppenheimer Mid Cap Value Fund as of 10/31/18
A	5.50%	None [5]	0.71%	0.25%	0.00%	0.23%[2]	0.23%[2]	0.00%	1.19%	0.03%[3]	1.16%
C	None	1.00%	0.71%	1.00%	0.00%	0.23%[2]	0.23%[2]	0.00%	1.94%	0.04%[3]	1.90%
R	None	None	0.71%	0.50%	0.00%	0.23%[2]	0.23%[2]	0.00%	1.44%	0.04%[3]	1.40%
Y	None	None	0.71%	None	0.00%	0.23%[2]	0.23%[2]	0.00%	0.94%	0.03%[3]	0.91%
I/R6	None	None	0.71%	None	0.00%	0.07%[2]	0.07%[2]	0.00%	0.78%	0.03%[3]	0.75%
Oppenheimer Municipal Fund[4] as of 3/31/18
A merging into Acquiring Fund A	4.75%	None	0.40%	0.25%	0.15%	0.18%	0.33%	0.00%	0.98%	0.13%[14]	0.85%
C merging into Acquiring Fund C	None	1.00%	0.40%	1.00%	0.15%	0.18%	0.33%	0.00%	1.73%	0.33%[14]	1.40%
Y merging into Acquiring Fund Y	None	None	0.40%	None	0.15%	0.17%	0.32%	0.00%	0.72%	0.12%[14]	0.60%
Pro Forma Invesco Oppenheimer Municipal Fund as of 3/31/18
A	4.25%	None [5]	0.40%	0.25%	0.15%	0.24%[2]	0.39%[2]	0.00%	1.04%	0.19%[3]	0.85%
C	None	1.00%	0.40%	1.00%	0.15%	0.24%[2]	0.39%[2]	0.00%	1.79%	0.39%[3]	1.40%
Y	None	None	0.40%	None	0.15%	0.24%[2]	0.39%[2]	0.00%	0.79%	0.19%[3]	0.60%

15

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Portfolio Series: Active Allocation Fund[4] as of 1/31/18
A merging into Acquiring Fund A	5.75%	None	0.10%	0.25%	0.00%	0.22%	0.22%	0.63%	1.20%	0.04%[15]	1.16%
C merging into Acquiring Fund C	None	1.00%	0.10%	1.00%	0.00%	0.22%	0.22%	0.63%	1.95%	0.04%[15]	1.91%
R merging into Acquiring Fund R	None	None	0.10%	0.50%	0.00%	0.22%	0.22%	0.63%	1.45%	0.04%[15]	1.41%
Y merging into Acquiring Fund Y	None	None	0.10%	None	0.00%	0.21%	0.21%	0.63%	0.94%	0.04%[15]	0.90%
Pro Forma Invesco Oppenheimer Portfolio Series: Active Allocation Fund as of 1/31/18
A	5.50%	None [5]	0.10%	0.25%	0.00%	0.17%[2]	0.17%[2]	0.63%[2]	1.15%	0.04%[3]	1.11%
C	None	1.00%	0.10%	1.00%	0.00%	0.17%[2]	0.17%[2]	0.63%[2]	1.90%	0.04%[3]	1.86%
R	None	None	0.10%	0.50%	0.00%	0.17%[2]	0.17%[2]	0.63%[2]	1.40%	0.04%[3]	1.36%
Y	None	None	0.10%	None	0.00%	0.17%[2]	0.17%[2]	0.63%[2]	0.90%	0.04%[3]	0.86%
Oppenheimer Portfolio Series: Conservative Investor Fund[4] as of 1/31/18
A merging into Acquiring Fund A	5.75%	None	0.00%	0.25%	0.00%	0.25%	0.25%	0.53%	1.03%	0.10%[15]	0.93%
C merging into Acquiring Fund C	None	1.00%	0.00%	1.00%	0.00%	0.25%	0.25%	0.53%	1.78%	0.10%[15]	1.68%
R merging into Acquiring Fund R	None	None	0.00%	0.50%	0.00%	0.25%	0.25%	0.53%	1.28%	0.10%[15]	1.18%
Y merging into Acquiring Fund Y	None	None	0.00%	None	0.00%	0.25%	0.25%	0.53%	0.78%	0.10%[15]	0.68%
Pro Forma Invesco Oppenheimer Portfolio Series: Conservative Investor Fund as of 1/31/18
A	5.50%	None [5]	0.00%	0.25%	0.00%	0.21%[2]	0.21%[2]	0.53%[2]	0.99%	0.10%[3]	0.89%
C	None	1.00%	0.00%	1.00%	0.00%	0.21%[2]	0.21%[2]	0.53%[2]	1.74%	0.10%[3]	1.64%
R	None	None	0.00%	0.50%	0.00%	0.21%[2]	0.21%[2]	0.53%[2]	1.24%	0.10%[3]	1.14%
Y	None	None	0.00%	None	0.00%	0.21%[2]	0.21%[2]	0.53%[2]	0.74%	0.10%[3]	0.64%
Oppenheimer Portfolio Series: Equity Investor Fund[4] as of 1/31/18
A merging into Acquiring Fund A	5.75%	None	0.00%	0.25%	0.00%	0.20%	0.20%	0.70%	1.15%	0.00%	1.15%
C merging into Acquiring Fund C	None	1.00%	0.00%	1.00%	0.00%	0.20%	0.20%	0.70%	1.90%	0.00%	1.90%
R merging into Acquiring Fund R	None	None	0.00%	0.50%	0.00%	0.20%	0.20%	0.70%	1.40%	0.00%	1.40%
Y merging into Acquiring Fund Y	None	None	0.00%	None	0.00%	0.20%	0.20%	0.70%	0.90%	0.00%	0.90%
Pro Forma Invesco Oppenheimer Portfolio Series: Growth Investor Fund as of 1/31/18
A	5.50%	None [5]	0.00%	0.25%	0.00%	0.19%[2]	0.19%[2]	0.70%[2]	1.14%	0.00%[3]	1.14%
C	None	1.00%	0.00%	1.00%	0.00%	0.19%[2]	0.19%[2]	0.70%[2]	1.89%	0.00%[3]	1.89%
R	None	None	0.00%	0.50%	0.00%	0.19%[2]	0.19%[2]	0.70%[2]	1.39%	0.00%[3]	1.39%
Y	None	None	0.00%	None	0.00%	0.19%[2]	0.19%[2]	0.70%[2]	0.89%	0.00%[3]	0.89%

16

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Portfolio Series: Moderate Investor Fund[4] as of 1/31/18
A merging into Acquiring Fund A	5.75%	None	0.00%	0.25%	0.00%	0.22%	0.22%	0.58%	1.05%	0.07%[15]	0.98%
C merging into Acquiring Fund C	None	1.00%	0.00%	1.00%	0.00%	0.23%	0.23%	0.58%	1.81%	0.07%[15]	1.74%
R merging into Acquiring Fund R	None	None	0.00%	0.50%	0.00%	0.22%	0.22%	0.58%	1.30%	0.07%[15]	1.23%
Y merging into Acquiring Fund Y	None	None	0.00%	None	0.00%	0.22%	0.22%	0.58%	0.80%	0.07%[15]	0.73%
Pro Forma Invesco Oppenheimer Portfolio Series: Moderate Investor Fund as of 1/31/18
A	5.50%	None [5]	0.00%	0.25%	0.00%	0.17%[2]	0.17%[2]	0.58%[2]	1.00%	0.07%[3]	0.93%
C	None	1.00%	0.00%	1.00%	0.00%	0.17%[2]	0.17%[2]	0.58%[2]	1.75%	0.07%[3]	1.68%
R	None	None	0.00%	0.50%	0.00%	0.17%[2]	0.17%[2]	0.58%[2]	1.25%	0.07%[3]	1.18%
Y	None	None	0.00%	None	0.00%	0.17%[2]	0.17%[2]	0.58%[2]	0.75%	0.07%[3]	0.68%
Oppenheimer Real Estate Fund[4] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.88%	0.25%	0.00%	0.21%	0.21%	0.00%	1.34%	0.00%	1.34%
C merging into Acquiring Fund C	None	1.00%	0.88%	1.00%	0.00%	0.21%	0.21%	0.00%	2.09%	0.00%	2.09%
R merging into Acquiring Fund R	None	None	0.88%	0.50%	0.00%	0.21%	0.21%	0.00%	1.59%	0.00%	1.59%
Y merging into Acquiring Fund Y	None	None	0.88%	None	0.00%	0.21%	0.21%	0.00%	1.09%	0.00%	1.09%
I merging into Acquiring Fund R6	None	None	0.88%	None	0.00%	0.04%	0.04%	0.00%	0.92%	0.00%	0.92%
Pro Forma Invesco Oppenheimer Real Estate Fund as of 4/30/18
A	5.50%	None [5]	0.88%	0.25%	0.00%	0.25%[2]	0.25%[2]	0.00%	1.38%	0.04%[3]	1.34%
C	None	1.00%	0.88%	1.00%	0.00%	0.25%[2]	0.25%[2]	0.00%	2.13%	0.04%[3]	2.09%
R	None	None	0.88%	0.50%	0.00%	0.25%[2]	0.25%[2]	0.00%	1.63%	0.04%[3]	1.59%
Y	None	None	0.88%	None	0.00%	0.25%[2]	0.25%[2]	0.00%	1.13%	0.04%[3]	1.09%
I/R6	None	None	0.88%	None	0.00%	0.05%[2]	0.05%[2]	0.00%	0.93%	0.01%[3]	0.92%
Oppenheimer Rising Dividends Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.60%	0.25%	0.00%	0.22%	0.22%	0.00%	1.07%	0.00%	1.07%
C merging into Acquiring Fund C	None	1.00%	0.60%	1.00%	0.00%	0.21%	0.21%	0.00%	1.81%	0.00%	1.81%
R merging into Acquiring Fund R	None	None	0.60%	0.50%	0.00%	0.21%	0.21%	0.00%	1.31%	0.00%	1.31%
Y merging into Acquiring Fund Y	None	None	0.60%	None	0.00%	0.21%	0.21%	0.00%	0.81%	0.00%	0.81%
I merging into Acquiring Fund R6	None	None	0.60%	None	0.00%	0.05%	0.05%	0.00%	0.65%	0.00%	0.65%
Pro Forma Invesco Oppenheimer Rising Dividends Fund as of 10/31/18
A	5.50%	None [5]	0.60%	0.25%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.02%	0.00%[3]	1.02%
C	None	1.00%	0.60%	1.00%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.77%	0.00%[3]	1.77%
R	None	None	0.60%	0.50%	0.00%	0.17%[2]	0.17%[2]	0.00%	1.27%	0.00%[3]	1.27%
Y	None	None	0.60%	None	0.00%	0.17%[2]	0.17%[2]	0.00%	0.77%	0.00%[3]	0.77%
I/R6	None	None	0.60%	None	0.00%	0.03%[2]	0.03%[2]	0.00%	0.63%	0.00%[3]	0.63%

17

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Rochester AMT-Free Municipal Fund[4] as of 7/31/18
A merging into Acquiring Fund A	4.75%	None	0.42%	0.25%	0.16%	0.21%	0.37%	0.00%	1.04%	0.00%	1.04%
C merging into Acquiring Fund C	None	1.00%	0.42%	1.00%	0.16%	0.22%	0.38%	0.00%	1.80%	0.00%	1.80%
Y merging into Acquiring Fund Y	None	None	0.42%	None	0.16%	0.21%	0.37%	0.00%	0.79%	0.00%	0.79%
Pro Forma Invesco Oppenheimer Rochester AMT-Free Municipal Fund as of 7/31/18
A	4.25%	None [5]	0.42%	0.25%	0.16%	0.18%[2]	0.34%[2]	0.00%	1.01%	0.01%[3]	1.00%
C	None	1.00%	0.42%	1.00%	0.16%	0.18%[2]	0.34%[2]	0.00%	1.76%	0.01%[3]	1.75%
Y	None	None	0.42%	None	0.16%	0.18%[2]	0.34%[2]	0.00%	0.76%	0.01%[3]	0.75%
Oppenheimer Rochester AMT-Free New York Municipal Fund[4] as of 9/30/18
A merging into Acquiring Fund A	4.75%	None	0.49%	0.25%	0.36%	0.19%	0.55%	0.00%	1.29%	0.00%	1.29%
C merging into Acquiring Fund C	None	1.00%	0.49%	1.00%	0.36%	0.20%	0.56%	0.00%	2.05%	0.00%	2.05%
Y merging into Acquiring Fund Y	None	None	0.49%	None	0.36%	0.20%	0.56%	0.00%	1.05%	0.00%	1.05%
Pro Forma Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund as of 9/30/18
A	4.25%	None [5]	0.49%	0.25%	0.36%	0.16%[2]	0.52%[2]	0.00%	1.26%	0.07%[3]	1.19%
C	None	1.00%	0.49%	1.00%	0.36%	0.16%[2]	0.52%[2]	0.00%	2.01%	0.06%[3]	1.95%
Y	None	None	0.49%	None	0.36%	0.16%[2]	0.52%[2]	0.00%	1.01%	0.06%[3]	0.95%
Oppenheimer Rochester California Municipal Fund[4] as of 7/31/18
A merging into Acquiring Fund A	4.75%	None	0.46%	0.25%	0.21%	0.15%	0.36%	0.00%	1.07%	0.00%	1.07%
C merging into Acquiring Fund C	None	1.00%	0.46%	1.00%	0.21%	0.15%	0.36%	0.00%	1.82%	0.00%	1.82%
Y merging into Acquiring Fund Y	None	None	0.46%	None	0.21%	0.15%	0.36%	0.00%	0.82%	0.00%	0.82%
Pro Forma Invesco Oppenheimer Rochester California Municipal Fund as of 7/31/18
A	4.25%	None [5]	0.46%	0.25%	0.21%	0.11%[2]	0.32%[2]	0.00%	1.03%	0.00%[3]	1.03%
C	None	1.00%	0.46%	1.00%	0.21%	0.11%[2]	0.32%[2]	0.00%	1.78%	0.00%[3]	1.78%
Y	None	None	0.46%	None	0.21%	0.11%[2]	0.32%[2]	0.00%	0.78%	0.00%[3]	0.78%

18

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Rochester Fund Municipals[4] as of 6/30/18
A merging into Acquiring Fund A	4.75%	None	0.47%	0.25%	0.15%	0.19%	0.34%	0.00%	1.06%	0.00%	1.06%
C merging into Acquiring Fund C	None	1.00%	0.47%	1.00%	0.15%	0.18%	0.33%	0.00%	1.80%	0.00%	1.80%
Y merging into Acquiring Fund Y	None	None	0.47%	None	0.15%	0.18%	0.33%	0.00%	0.80%	0.00%	0.80%
Pro Forma Invesco Oppenheimer Rochester Municipals Fund as of 6/30/18
A	4.25%	None [5]	0.47%	0.25%	0.15%	0.15%[2]	0.30%[2]	0.00%	1.02%	0.01%[3]	1.01%
C	None	1.00%	0.47%	1.00%	0.15%	0.15%[2]	0.30%[2]	0.00%	1.77%	0.01%[3]	1.76%
Y	None	None	0.47%	None	0.15%	0.15%[2]	0.30%[2]	0.00%	0.77%	0.01%[3]	0.76%
Oppenheimer Rochester High Yield Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	4.75%	None	0.37%	0.25%	0.23%	0.19%	0.42%	0.00%	1.04%	0.00%	1.04%
C merging into Acquiring Fund C	None	1.00%	0.37%	0.90%	0.23%	0.19%	0.42%	0.00%	1.69%	0.00%	1.69%
Y merging into Acquiring Fund Y	None	None	0.37%	None	0.23%	0.19%	0.42%	0.00%	0.79%	0.00%	0.79%
Pro Forma Invesco Oppenheimer Rochester High Yield Municipal Fund as of 7/31/18
A	4.25%	None [5]	0.37%	0.25%	0.23%	0.17%[2]	0.40%[2]	0.00%	1.02%	0.00%[3]	1.02%
C	None	1.00%	0.37%	0.90%	0.23%	0.17%[2]	0.40%[2]	0.00%	1.67%	0.00%[3]	1.67%
Y	None	None	0.37%	None	0.23%	0.17%[2]	0.40%[2]	0.00%	0.77%	0.00%[3]	0.77%
Oppenheimer Rochester Limited Term California Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	2.25%	None	0.44%	0.25%	0.13%	0.16%	0.29%	0.00%	0.98%	0.00%	0.98%
C merging into Acquiring Fund C	None	1.00%	0.44%	1.00%	0.13%	0.16%	0.29%	0.00%	1.73%	0.00%	1.73%
Y merging into Acquiring Fund Y	None	None	0.44%	None	0.13%	0.16%	0.29%	0.00%	0.73%	0.00%	0.73%
Pro Forma Invesco Oppenheimer Rochester Limited Term California Municipal Fund as of 7/31/18
A	2.50%	None [5]	0.44%	0.25%	0.13%	0.13%[2]	0.26%[2]	0.00%	0.95%	0.01%[3]	0.94%
C	None	1.00%	0.44%	1.00%	0.13%	0.13%[2]	0.26%[2]	0.00%	1.70%	0.00%[3]	1.70%
Y	None	None	0.44%	None	0.13%	0.13%[2]	0.26%[2]	0.00%	0.70%	0.00%[3]	0.70%

19

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Rochester Limited Term New York Municipal Fund[4] as of 6/30/18
A merging into Acquiring Fund A	2.25%	None	0.41%	0.25%	0.15%	0.24%	0.39%	0.00%	1.05%	0.00%	1.05%
C merging into Acquiring Fund C	None	1.00%	0.41%	1.00%	0.15%	0.23%	0.38%	0.00%	1.79%	0.00%	1.79%
Y merging into Acquiring Fund Y	None	None	0.41%	None	0.15%	0.23%	0.38%	0.00%	0.79%	0.00%	0.79%
Pro Forma Invesco Oppenheimer Rochester Limited Term New York Municipal Fund as of 6/30/18
A	2.50%	None [5]	0.41%	0.25%	0.15%	0.21%[2]	0.36%[2]	0.00%	1.02%	0.05%[3]	0.97%
C	None	1.00%	0.41%	1.00%	0.15%	0.21%[2]	0.36%[2]	0.00%	1.77%	0.05%[3]	1.72%
Y	None	None	0.41%	None	0.15%	0.21%[2]	0.36%[2]	0.00%	0.77%	0.05%[3]	0.72%
Oppenheimer Rochester New Jersey Municipal Fund[4] as of 7/31/18
A merging into Acquiring Fund A	4.75%	None	0.59%	0.25%	0.23%	0.24%	0.47%	0.00%	1.31%	0.00%	1.31%
C merging into Acquiring Fund C	None	1.00%	0.59%	0.90%	0.23%	0.24%	0.47%	0.00%	1.96%	0.00%	1.96%
Y merging into Acquiring Fund Y	None	None	0.59%	None	0.23%	0.24%	0.47%	0.00%	1.06%	0.00%	1.06%
Pro Forma Invesco Oppenheimer Rochester New Jersey Municipal Fund as of 7/31/18
A	4.25%	None [5]	0.59%	0.25%	0.23%	0.22%[2]	0.45%[2]	0.00%	1.29%	0.09%[3]	1.20%
C	None	1.00%	0.59%	0.90%	0.23%	0.22%[2]	0.45%[2]	0.00%	1.94%	0.09%[3]	1.85%
Y	None	None	0.59%	None	0.23%	0.22%[2]	0.45%[2]	0.00%	1.04%	0.08%[3]	0.96%
Oppenheimer Rochester Pennsylvania Municipal Fund[4] as of 7/31/18
A merging into Acquiring Fund A	4.75%	None	0.53%	0.25%	0.21%	0.20%	0.41%	0.00%	1.19%	0.00%	1.19%
C merging into Acquiring Fund C	None	1.00%	0.53%	0.90%	0.21%	0.19%	0.40%	0.00%	1.83%	0.00%	1.83%
Y merging into Acquiring Fund Y	None	None	0.53%	None	0.21%	0.19%	0.40%	0.00%	0.93%	0.00%	0.93%
Pro Forma Invesco Oppenheimer Rochester Pennsylvania Municipal Fund as of 7/31/18
A	4.25%	None [5]	0.53%	0.25%	0.21%	0.17%[2]	0.38%[2]	0.00%	1.16%	0.00%[3]	1.16%
C	None	1.00%	0.53%	0.90%	0.21%	0.17%[2]	0.38%[2]	0.00%	1.81%	0.00%[3]	1.81%
Y	None	None	0.53%	None	0.21%	0.17%[2]	0.38%[2]	0.00%	0.91%	0.00%[3]	0.91%

20

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Rochester Short Duration High Yield Municipal Fund[4] as of 9/30/18
A merging into Acquiring Fund A	2.25%	None	0.42%	0.25%	0.34%	0.20%	0.54%	0.00%	1.21%	0.00%	1.21%
C merging into Acquiring Fund C	None	1.00%	0.42%	1.00%	0.34%	0.21%	0.55%	0.00%	1.97%	0.00%	1.97%
Y merging into Acquiring Fund Y	None	None	0.42%	None	0.34%	0.20%	0.54%	0.00%	0.96%	0.00%	0.96%
Pro Forma Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund as of 9/30/18
A	2.50%	None [5]	0.42%	0.25%	0.34%	0.18%[2]	0.52%[2]	0.00%	1.19%	0.04%[3]	1.15%
C	None	1.00%	0.42%	1.00%	0.34%	0.18%[2]	0.52%[2]	0.00%	1.94%	0.04%[3]	1.90%
Y	None	None	0.42%	None	0.34%	0.18%[2]	0.52%[2]	0.00%	0.94%	0.04%[3]	0.90%
Oppenheimer Short Term Municipal Fund as of 5/31/18
A merging into Acquiring Fund A	2.25%	None	0.42%	0.25%	0.07%	0.12%	0.19%	0.00%	0.86%	0.00%	0.86%
C merging into Acquiring Fund C	None	1.00%	0.42%	1.00%	0.07%	0.12%	0.19%	0.00%	1.61%	0.00%	1.61%
Y merging into Acquiring Fund Y	None	None	0.42%	None	0.07%	0.12%	0.19%	0.00%	0.61%	0.00%	0.61%
Pro Forma Invesco Oppenheimer Short Term Municipal Fund as of 5/31/18
A	2.50%	None [5]	0.42%	0.25%	0.07%	0.11%[2]	0.18%[2]	0.00%	0.85%	0.00%[3]	0.85%
C	None	1.00%	0.42%	1.00%	0.07%	0.11%[2]	0.18%[2]	0.00%	1.60%	0.00%[3]	1.60%
Y	None	None	0.42%	None	0.07%	0.11%[2]	0.18%[2]	0.00%	0.60%	0.00%[3]	0.60%
Oppenheimer Small Cap Value Fund[4] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.80%	0.25%	0.00%	0.66%	0.66%	0.00%	1.71%	0.46%[6]	1.25%
C merging into Acquiring Fund C	None	1.00%	0.80%	1.00%	0.00%	0.70%	0.70%	0.00%	2.50%	0.50%[6]	2.00%
R merging into Acquiring Fund R	None	None	0.80%	0.50%	0.00%	0.73%	0.73%	0.00%	2.03%	0.53%[6]	1.50%
Y merging into Acquiring Fund Y	None	None	0.80%	None	0.00%	0.69%	0.69%	0.00%	1.49%	0.49%[6]	1.00%
I merging into Acquiring Fund R6	None	None	0.80%	None	0.00%	0.49%	0.49%	0.00%	1.29%	0.36%[6]	0.93%
Pro Forma Invesco Oppenheimer Small Cap Value Fund as of 4/30/18
A	5.50%	None [5]	0.80%	0.25%	0.00%	0.97%[2]	0.97%[2]	0.00%	2.02%	0.77%[3]	1.25%
C	None	1.00%	0.80%	1.00%	0.00%	0.97%[2]	0.97%[2]	0.00%	2.77%	0.77%[3]	2.00%
R	None	None	0.80%	0.50%	0.00%	0.97%[2]	0.97%[2]	0.00%	2.27%	0.77%[3]	1.50%
Y	None	None	0.80%	None	0.00%	0.97%[2]	0.97%[2]	0.00%	1.77%	0.77%[3]	1.00%
I/R6	None	None	0.80%	None	0.00%	0.53%[2]	0.53%[2]	0.00%	1.33%	0.40%[3]	0.93%

21

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Interest Expenses*	Other Expenses	Total Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Value Fund[4] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.48%	0.25%	0.00%	0.21%	0.21%	0.00%	0.94%	0.00%	0.94%
C merging into Acquiring Fund C	None	1.00%	0.48%	1.00%	0.00%	0.22%	0.22%	0.00%	1.70%	0.00%	1.70%
R merging into Acquiring Fund R	None	None	0.48%	0.50%	0.00%	0.21%	0.21%	0.00%	1.19%	0.00%	1.19%
Y merging into Acquiring Fund Y	None	None	0.48%	None	0.00%	0.20%	0.20%	0.00%	0.68%	0.00%	0.68%
I merging into Acquiring Fund R6	None	None	0.48%	None	0.00%	0.04%	0.04%	0.00%	0.52%	0.00%	0.52%
Pro Forma Invesco Oppenheimer Value Fund as of 10/31/18
A	5.50%	None [5]	0.48%	0.25%	0.00%	0.19%[2]	0.19%[2]	0.00%	0.92%	0.00%[3]	0.92%
C	None	1.00%	0.48%	1.00%	0.00%	0.20%[2]	0.20%[2]	0.00%	1.68%	0.00%[3]	1.68%
R	None	None	0.48%	0.50%	0.00%	0.19%[2]	0.19%[2]	0.00%	1.17%	0.00%[3]	1.17%
Y	None	None	0.48%	None	0.00%	0.18%[2]	0.18%[2]	0.00%	0.66%	0.00%[3]	0.66%
I/R6	None	None	0.48%	None	0.00%	0.01%[2]	0.01%[2]	0.00%	0.49%	0.00%[3]	0.49%

Footnotes to Fee Table:

†

Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

‡

There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year and Invesco will bear, or will arrange for an entity under common ownership of Oppenheimer or Invesco to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

*	Interest expenses include interest from borrowings and/or other forms of leverage.
1.

After discussions with the Oppenheimer Fund’s Board, OFI Global Asset Management, Inc. (“OFI Global”) has contractually agreed to waive its fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to the annual rate or rates for the Fund’s share classes as shown in the table below, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the expiration date shown in the table below, unless approved by the Oppenheimer Fund’s Board.

2.	“Other Expenses” and/or “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3.

Effective upon closing of the Reorganization, Invesco Advisers has contractually agreed through two years from the closing date of the Reorganization, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) Acquired Fund Fees and Expenses; and (vi) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) for the share classes of the Acquiring Fund as shown in the table below (the “expense limits”). Invesco Advisers has also contractually agreed to waive a portion of the Acquiring Fund’s management fee in an amount equal to the net management fee that Invesco Advisers earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. In addition, Invesco Advisers has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04%, 0.10% and 0.07% for the Invesco Oppenheimer Active Allocation Fund, Invesco Oppenheimer Conservative Investor Fund and Invesco Oppenheimer Moderate Investor Fund, respectively, as calculated on the daily net assets of the Fund. Unless Invesco Advisers continues the fee waiver agreements, they will terminate on the date indicated in the table below. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Acquiring Fund’s Board of Trustees. The Invesco Oppenheimer Institutional Government Money Market Fund’s distributor has contractually agreed to waive the fees payable under the Service Plan for Private Investment shares so that those fees are limited to 0.05% of the average annual net assets for Private Investment shares of the Fund.

22

4.	Expenses have been restated to reflect current fees.
5.

A CDSC may apply in some cases. See the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus and “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs)” in the prospectus that accompanies this Joint Proxy Statement/Prospectus.

6.

After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to waive its fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, unusual and infrequent expenses, Acquired Fund Fees and Expenses, and certain other Fund expenses) to the annual rate or rates for the Fund’s share classes as shown in the table below, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the expiration date shown in the table below, unless approved by the Oppenheimer Fund’s Board.

7.

After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Oppenheimer Fund’s investments in funds managed by OFI Global or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until February 28, 2019 for the Oppenheimer Global Allocation Fund and Oppenheimer Global Multi-Asset Income Fund, March 29, 2019 for the Oppenheimer International Equity Fund, October 30, 2019 for the Oppenheimer International Small-Mid Company Fund and December 28, 2019 for the Oppenheimer Emerging Markets Innovators Fund, unless approved by the Oppenheimer Fund’s Board.

8.	“Management Fees” reflects the gross management fee paid to OFI Global by the Oppenheimer Fund and the gross management fee of the Subsidiary during the Fund’s most recent fiscal year.
9.

OFI Global has contractually agreed to waive the management fee it receives from the Oppenheimer Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Oppenheimer Fund invests in the Subsidiary and may not be terminated unless approved by the Oppenheimer Fund’s Board.

10.

For the Invesco Oppenheimer Fundamental Alternatives Fund, Invesco Oppenheimer Global Allocation Fund, Invesco Oppenheimer Global Multi-Asset Growth Fund and Invesco Oppenheimer Gold & Special Minerals Fund, to the extent the Acquiring Fund invests its assets in a direct wholly-owned subsidiary of the Acquiring Fund, Management Fees have been restated to reflect that the combined advisory fee received from the wholly-owned subsidiary and the Acquiring Fund by Invesco Advisers is no greater than the management fee charged to the Acquiring Fund by Invesco Advisers.

11.

OFI Global will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Oppenheimer Global Multi-Asset Growth Fund’s investments in underlying funds managed by OFI Global or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn until February 28, 2019, unless approved by the Oppenheimer Fund’s Board.

12.

After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to waive its fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, brokerage commissions, unusual and infrequent expenses, and certain other Fund expenses) to the annual rate or rates for the Fund’s share classes as shown in the table below, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the expiration date shown in the table below, unless approved by the Oppenheimer Fund’s Board.

13.

The Oppenheimer Institutional Government Money Market Fund’s Distributor has contractually agreed to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Oppenheimer Fund. This fee waiver may not be amended or withdrawn until September 27, 2019, unless approved by the Oppenheimer Fund’s Board.

14.

After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable interest and fees from borrowings and interest and related expenses from inverse floaters, dividend expenses, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to the annual rate or rates for the Fund’s share classes as shown in the table below, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the expiration date shown in the table below, unless approved by the Oppenheimer Fund’s Board.

15.

After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04%, 0.10% and 0.07% for the Oppenheimer Portfolio Series: Active Allocation Fund, Oppenheimer Portfolio Series: Conservative Investor Fund and Oppenheimer Portfolio Series: Moderate Investor Fund, respectively, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until May 30, 2019, unless approved by the Oppenheimer Fund’s Board.

The table below displays the expense limitations for each current Oppenheimer Fund and pro forma Acquiring Fund:

23

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
OFI Pictet Global Environmental Solutions Fund	N/A	N/A	N/A	0.95%	0.85%	N/A	N/A	N/A	7/27/19	Invesco OFI Pictet Global Environmental Solutions Fund	N/A	N/A	N/A	0.95%	0.85%	N/A	N/A	*
Oppenheimer Capital Appreciation Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Capital Appreciation Fund	1.05%	1.80%	1.30%	0.80%	0.63%	N/A	N/A	*
Oppenheimer Developing Markets Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Developing Markets Fund	1.29%	2.05%	1.55%	1.05%	0.87%	N/A	N/A	*
Oppenheimer Discovery Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Discovery Fund	1.08%	1.84%	1.33%	0.84%	0.68%	N/A	N/A	*
Oppenheimer Discovery Mid Cap Growth Fund	1.15%	N/A	N/A	0.90%	0.71%	N/A	N/A	N/A	12/28/19	Invesco Oppenheimer Discovery Mid Cap Growth Fund	1.12%	1.86%	1.37%	0.87%	0.71%	N/A	N/A	*
Oppenheimer Dividend Opportunity Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Dividend Opportunity Fund	1.14%	1.88%	1.37%	0.88%	0.71%	N/A	N/A	*
Oppenheimer Emerging Markets Innovators Fund	1.70%	2.50%	2.00%	1.45%	1.25%	N/A	N/A	N/A	12/29/19	Invesco Oppenheimer Emerging Markets Innovators Fund	1.70%	2.46%	1.98%	1.45%	1.25%	N/A	N/A	*
Oppenheimer Equity Income Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Equity Income Fund	1.05%	1.80%	1.30%	0.80%	0.61%	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

24

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
Oppenheimer Fundamental Alternatives Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Fundamental Alternatives Fund	1.33%	2.10%	1.59%	1.09%	0.91%	N/A	N/A	*
Oppenheimer Global Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Global Fund	1.15%	1.89%	1.39%	0.89%	0.70%	N/A	N/A	*
Oppenheimer Global Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Global Allocation Fund	1.31%	2.06%	1.56%	1.06%	0.89%	N/A	N/A	*
Oppenheimer Global Focus Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Global Focus Fund	1.27%	2.01%	1.52%	1.02%	0.85%	N/A	N/A	*
Oppenheimer Global Multi-Asset Growth Fund	1.10%	1.85%	1.35%	0.95%	0.85%	N/A	N/A	N/A	2/28/19	Global Multi-Asset Growth Fund	1.10%	1.85%	1.35%	0.95%	0.85%	N/A	N/A	*
Oppenheimer Global Multi-Asset Income Fund	0.95%	1.75%	1.25%	0.75%	0.70%	N/A	N/A	N/A	2/28/19	Invesco Oppenheimer Global Multi-Asset Income Fund	0.95%	1.75%	1.25%	0.75%	0.70%	N/A	N/A	*
Oppenheimer Global Opportunities Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Global Opportunities Fund	1.17%	1.92%	1.42%	0.92%	0.73%	N/A	N/A	*
Oppenheimer Gold & Special Minerals Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Gold & Special Minerals Fund	1.17%	1.92%	1.42%	0.92%	0.75%	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

25

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
Oppenheimer Government Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Government Money Market Fund	N/A	N/A	N/A	0.58%	N/A	N/A	N/A	*
Oppenheimer Institutional Government Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.24%	N/A	Invesco Oppenheimer Institutional Government Money Market Fund	N/A	N/A	N/A	N/A	N/A	0.10%	0.20%	*
Oppenheimer Intermediate Term Municipal Fund	0.95%	1.73%	N/A	0.73%	N/A	N/A	N/A	N/A	1/26/20	Invesco Oppenheimer Intermediate Term Municipal Fund	0.95%	1.73%	None	0.73%	None	N/A	N/A	*
Oppenheimer International Diversified Fund	N/A	N/A	N/A	0.99%	N/A	N/A	N/A	N/A	6/28/19	Invesco Oppenheimer International Diversified Fund	1.29%	2.04%	1.54%	0.99%	0.88%	N/A	N/A	*
Oppenheimer International Equity Fund	N/A	N/A	N/A	0.85%	N/A	N/A	N/A	N/A	3/29/19	Invesco Oppenheimer International Equity Fund	1.23%	1.98%	1.48%	0.85%	0.80%	N/A	N/A	*
Oppenheimer International Growth Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer International Growth Fund	1.10%	1.85%	1.35%	0.85%	0.69%	N/A	N/A
Oppenheimer International Small-Mid Company Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer International Small-Mid Company Fund	1.38%	2.13%	1.63%	1.14%	0.96%	N/A	N/A	*
Oppenheimer Limited-Term Bond Fund	0.75%	N/A	N/A	0.45%	0.40%	N/A	N/A	N/A	12/29/19	Invesco Oppenheimer Limited-Term Bond Fund	0.75%	1.59%	1.09%	0.45%	0.39%	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

26

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
Oppenheimer Macquarie Global Infrastructure Fund	1.35%	2.15%	1.65%	1.10%	1.00%	N/A	N/A	N/A	2/28/19	Invesco Oppenheimer Macquarie Global Infrastructure Fund	1.35%	2.15%	1.65%	1.10%	1.00%	N/A	N/A	*
Oppenheimer Mid Cap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Mid Cap Value Fund	1.16%	1.90%	1.40%	0.91%	0.75%	N/A	N/A	*
Oppenheimer Municipal Fund	0.70%	1.25%	N/A	0.45%	N/A	N/A	N/A	N/A	10/15/20	Invesco Oppenheimer Municipal Fund	0.70%	1.25%	None	0.45%	None	N/A	N/A	*
Oppenheimer Portfolio Series: Active Allocation Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Portfolio Series: Active Allocation Fund	0.57%	1.32%	0.82%	0.31%	None	N/A	N/A	*
Oppenheimer Portfolio Series: Conservative Investor Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund	0.50%	1.25%	0.75%	0.25%	None	N/A	N/A	*
Oppenheimer Portfolio Series: Equity Investor Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Portfolio Series: Growth Investor Fund	0.45%	1.20%	0.70%	0.20%	None	N/A	N/A	*
Oppenheimer Portfolio Series: Moderate Investor Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund	0.47%	1.23%	0.72%	0.22%	None	N/A	N/A	*
Oppenheimer Real Estate Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Real Estate Fund	1.34%	2.09%	1.59%	1.09%	0.92%	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

27

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
Oppenheimer Rising Dividends Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rising Dividends Fund	1.08%	1.83%	1.33%	0.83%	0.64%	N/A	N/A	*
Oppenheimer Rochester AMT-Free Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester AMT-Free Municipal Fund	0.84%	1.59%	None	0.59%	None	N/A	N/A	*
Oppenheimer Rochester AMT-Free New York Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund	0.83%	1.59%	None	0.59%	None	N/A	N/A	*
Oppenheimer Rochester California Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester California Municipal Fund	0.96%	1.71%	None	0.70%	None	N/A	N/A	*
Oppenheimer Rochester High Yield Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester High Yield Municipal Fund	0.82%	1.47%	None	0.57%	None	N/A	N/A	*
Oppenheimer Rochester Limited Term California Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester Limited Term California Municipal Fund	0.81%	1.57%	None	0.57%	None	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

28

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Class E	Class L	Class P	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Institutional Class	Private Investment	Expires
Oppenheimer Rochester Limited Term New York Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester Limited Term New York Municipal Fund	0.82%	1.57%	None	0.57%	None	N/A	N/A	*
Oppenheimer Rochester® Fund Municipals	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester® Municipals Fund	0.86%	1.62%	None	0.62%	None	N/A	N/A	*
Oppenheimer Rochester® New Jersey Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester® New Jersey Municipal Fund	0.97%	1.62%	None	0.73%	None	N/A	N/A	*
Oppenheimer Rochester® Pennsylvania Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund	0.98%	1.62%	None	0.72%	None	N/A	N/A	*
Oppenheimer Rochester Short Duration High Yield Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund	0.81%	1.56%	None	0.56%	None	N/A	N/A	*
Oppenheimer Short Term Municipal Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Short Term Municipal Fund	0.79%	1.54%	None	0.54%	None	N/A	N/A	*
Oppenheimer Small Cap Value Fund	1.25%	2.00%	1.50%	1.00%	0.93%	N/A	N/A	N/A	8/28/19	Invesco Oppenheimer Small Cap Value Fund	1.25%	2.00%	1.50%	1.00%	0.93%	N/A	N/A	*
Oppenheimer Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Value Fund	0.93%	1.68%	1.18%	0.68%	0.52%	N/A	N/A	*

*	Expense limitations expire two years from the closing date of the Reorganization.

29

Expense Example

The Examples are intended to help you compare the costs of investing in different classes of an Oppenheimer Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Oppenheimer Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects any applicable fee waivers and expense reimbursements for the first year only for the Oppenheimer Funds and the first two years for the corresponding Acquiring Funds. Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

30

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
OFI Pictet Global Environmental Solutions Fund as of 4/30/18
Y merging into Acquiring Fund Y	$97	$472	$872	$1,993	$97	$472	$872	$1,993
I merging into Acquiring Fund R6	$87	$430	$797	$1,830	$87	$430	$797	$1,830
Pro Forma Invesco OFI Pictet Global Environmental Solutions Fund as of 4/30/18
Y	$97	$389	$791	$1,916	$97	$389	$791	$1,916
I/R6	$87	$351	$718	$1,750	$87	$351	$718	$1,750
Oppenheimer Capital Appreciation Fund as of 8/31/18
A merging into Acquiring Fund A	$676	$891	$1,124	$1,790	$676	$891	$1,124	$1,790
C merging into Acquiring Fund C	$285	$571	$983	$2,135	$185	$571	$983	$2,135
R merging into Acquiring Fund R	$133	$415	$717	$1,578	$133	$415	$717	$1,578
Y merging into Acquiring Fund Y	$82	$256	$446	$994	$82	$256	$446	$994
I merging into Acquiring Fund R6	$65	$202	$352	$789	$65	$202	$352	$789
Pro Forma Invesco Oppenheimer Capital Appreciation Fund as of 8/31/18
A	$649	$860	$1,087	$1,740	$649	$860	$1,087	$1,740
C	$281	$560	$964	$2,095	$181	$560	$964	$2,095
R	$130	$406	$702	$1,545	$130	$406	$702	$1,545
Y	$80	$249	$433	$966	$80	$249	$433	$966
I/R6	$62	$195	$340	$762	$62	$195	$340	$762
Oppenheimer Developing Markets Fund as of 8/31/18
A merging into Acquiring Fund A	$700	$963	$1,246	$2,051	$700	$963	$1,246	$2,051
C merging into Acquiring Fund C	$310	$649	$1,114	$2,403	$210	$649	$1,114	$2,403
R merging into Acquiring Fund R	$159	$493	$851	$1,860	$159	$493	$851	$1,860
Y merging into Acquiring Fund Y	$108	$336	$582	$1,289	$108	$336	$582	$1,289
I merging into Acquiring Fund R6	$89	$279	$484	$1,077	$89	$279	$484	$1,077
Pro Forma Invesco Oppenheimer Developing Markets Fund as of 8/31/18
A	$671	$928	$1,204	$1,989	$671	$928	$1,204	$1,989
C	$304	$630	$1,083	$2,338	$204	$630	$1,083	$2,338
R	$154	$477	$824	$1,802	$154	$477	$824	$1,802
Y	$103	$322	$558	$1,236	$103	$322	$558	$1,236
I/R6	$87	$271	$471	$1,049	$87	$271	$471	$1,049
Oppenheimer Discovery Fund as o 9/30/18
A merging into Acquiring Fund A	$679	$900	$1,139	$1,823	$679	$900	$1,139	$1,823
C merging into Acquiring Fund C	$289	$584	$1,005	$2,178	$189	$584	$1,005	$2,178
R merging into Acquiring Fund R	$136	$424	$734	$1,612	$136	$424	$734	$1,612
Y merging into Acquiring Fund Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041
I merging into Acquiring Fund R6	$69	$215	$374	$837	$69	$215	$374	$837
Pro Forma Invesco Oppenheimer Discovery Fund as of 9/30/18
A	$654	$877	$1,119	$1,813	$654	$877	$1,119	$1,813
C	$287	$580	$999	$2,167	$187	$580	$999	$2,167
R	$135	$424	$735	$1,620	$135	$424	$735	$1,620
Y	$86	$269	$469	$1,047	$86	$269	$469	$1,047
I/R6	$67	$211	$368	$822	$67	$211	$368	$822

31

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Discovery Mid Cap Growth Fund as of 10/31/18
A merging into Acquiring Fund A	$683	$912	$1,160	$1,867	$683	$912	$1,160	$1,867
C merging into Acquiring Fund C	$291	$590	$1,015	$2,200	$191	$590	$1,015	$2,200
R merging into Acquiring Fund R	$140	$437	$755	$1,657	$140	$437	$755	$1,657
Y merging into Acquiring Fund Y	$89	$279	$484	$1,077	$89	$279	$484	$1,077
I merging into Acquiring Fund R6	$72	$225	$391	$874	$72	$225	$391	$874
Pro Forma Invesco Oppenheimer Discovery Mid Cap Growth Fund as of 10/31/18
A	$658	$890	$1,143	$1,865	$658	$890	$1,143	$1,865
C	$289	$589	$1,019	$2,215	$189	$589	$1,019	$2,215
R	$139	$437	$760	$1,674	$139	$437	$760	$1,674
Y	$89	$281	$492	$1,102	$89	$281	$492	$1,102
I/R6	$70	$221	$384	$859	$70	$221	$384	$859
Oppenheimer Dividend Opportunity Fund as of 4/30/18
A merging into Acquiring Fund A	$685	$918	$1,170	$1,889	$685	$918	$1,170	$1,889
C merging into Acquiring Fund C	$293	$596	$1,026	$2,221	$193	$596	$1,026	$2,221
R merging into Acquiring Fund R	$140	$437	$755	$1,657	$140	$437	$755	$1,657
Y merging into Acquiring Fund Y	$90	$282	$490	$1,089	$90	$282	$490	$1,089
I merging into Acquiring Fund R6	$73	$228	$396	$886	$73	$228	$396	$886
Pro Forma Invesco Oppenheimer Dividend Opportunity Fund as of 4/30/18
A	$660	$901	$1,169	$1,932	$660	$901	$1,169	$1,932
C	$291	$600	$1,045	$2,281	$191	$600	$1,045	$2,281
R	$139	$445	$783	$1,740	$139	$445	$783	$1,740
Y	$90	$291	$518	$1,173	$90	$291	$518	$1,173
I/R6	$73	$227	$395	$883	$73	$227	$395	$883
Oppenheimer Emerging Markets Innovators Fund as of 8/31/18
A merging into Acquiring Fund A	$739	$1,088	$1,460	$2,503	$739	$1,088	$1,460	$2,503
C merging into Acquiring Fund C	$352	$778	$1,331	$2,840	$252	$778	$1,331	$2,840
R merging into Acquiring Fund R	$203	$630	$1,082	$2,339	$203	$630	$1,082	$2,339
Y merging into Acquiring Fund Y	$149	$466	$807	$1,768	$149	$466	$807	$1,768
I merging into Acquiring Fund R6	$128	$410	$713	$1,573	$128	$410	$713	$1,573
Pro Forma Invesco Oppenheimer Emerging Markets Innovators Fund as of 8/31/18
A	$713	$1,057	$1,425	$2,457	$713	$1,057	$1,425	$2,457
C	$348	$765	$1,309	$2,795	$248	$765	$1,309	$2,795
R	$198	$613	$1,055	$2,284	$198	$613	$1,055	$2,284
Y	$148	$460	$795	$1,745	$148	$460	$795	$1,745
I/R6	$127	$400	$696	$1,540	$127	$400	$696	$1,540

32

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Equity Income Fund as of 10/31/18
A merging into Acquiring Fund A	$675	$889	$1,119	$1,779	$675	$889	$1,119	$1,779
C merging into Acquiring Fund C	$283	$568	$978	$2,124	$183	$568	$978	$2,124
R merging into Acquiring Fund R	$133	$415	$717	$1,578	$133	$415	$717	$1,578
Y merging into Acquiring Fund Y	$81	$253	$440	$982	$81	$253	$440	$982
I merging into Acquiring Fund R6	$65	$202	$352	$789	$65	$202	$352	$789
Pro Forma Invesco Oppenheimer Equity Income Fund as of 10/31/18
A	$646	$851	$1,072	$1,707	$646	$851	$1,072	$1,707
C	$278	$551	$949	$2,062	$178	$551	$949	$2,062
R	$127	$397	$686	$1,511	$127	$397	$686	$1,511
Y	$77	$240	$417	$930	$77	$240	$417	$930
I/R6	$62	$195	$340	$762	$62	$195	$340	$762
Oppenheimer Fundamental Alternatives Fund as of 10/31/18
A merging into Acquiring Fund A	$765	$1,169	$1,598	$2,788	$765	$1,169	$1,598	$2,788
C merging into Acquiring Fund C	$379	$862	$1,472	$3,120	$279	$862	$1,472	$3,120
R merging into Acquiring Fund R	$230	$714	$1,226	$2,632	$230	$714	$1,226	$2,632
Y merging into Acquiring Fund Y	$177	$556	$960	$2,089	$177	$556	$960	$2,089
I merging into Acquiring Fund R6	$162	$509	$880	$1,924	$162	$509	$880	$1,924
Pro Forma Invesco Oppenheimer Fundamental Alternatives Fund as of 10/31/18
A	$739	$1,134	$1,554	$2,720	$739	$1,134	$1,554	$2,720
C	$375	$844	$1,440	$3,051	$275	$844	$1,440	$3,051
R	$225	$694	$1,190	$2,554	$225	$694	$1,190	$2,554
Y	$175	$542	$933	$2,030	$175	$542	$933	$2,030
I/R6	$156	$484	$838	$1,833	$156	$484	$838	$1,833
Oppenheimer Global Fund as of 9/30/18
A merging into Acquiring Fund A	$683	$912	$1,160	$1,867	$683	$912	$1,160	$1,867
C merging into Acquiring Fund C	$291	$590	$1,015	$2,200	$191	$590	$1,015	$2,200
R merging into Acquiring Fund R	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Y merging into Acquiring Fund Y	$89	$279	$484	$1,077	$89	$279	$484	$1,077
I merging into Acquiring Fund R6	$71	$221	$385	$861	$71	$221	$385	$861
Pro Forma Invesco Oppenheimer Global Fund as of 9/30/18
A	$654	$875	$1,113	$1,795	$654	$875	$1,113	$1,795
C	$286	$576	$990	$2,148	$186	$576	$990	$2,148
R	$135	$421	$729	$1,601	$135	$421	$729	$1,601
Y	$85	$265	$460	$1,025	$85	$265	$460	$1,025
I/R6	$68	$214	$373	$835	$68	$214	$373	$835
Oppenheimer Global Allocation Fund as of 10/31/18
A merging into Acquiring Fund A	$700	$975	$1,271	$2,111	$700	$975	$1,271	$2,111
C merging into Acquiring Fund C	$309	$659	$1,135	$2,451	$209	$659	$1,135	$2,451
R merging into Acquiring Fund R	$158	$503	$872	$1,910	$158	$503	$872	$1,910
Y merging into Acquiring Fund Y	$107	$346	$604	$1,342	$107	$346	$604	$1,342
I merging into Acquiring Fund R6	$89	$292	$511	$1,143	$89	$292	$511	$1,143
Pro Forma Invesco Oppenheimer Global Allocation Fund as of 10/31/18
A	$674	$943	$1,238	$2,074	$674	$943	$1,238	$2,074
C	$307	$646	$1,118	$2,421	$207	$646	$1,118	$2,421
R	$157	$493	$859	$1,890	$157	$493	$859	$1,890
Y	$106	$338	$594	$1,329	$106	$338	$594	$1,329
I/R6	$87	$277	$488	$1,098	$87	$277	$488	$1,098

33

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Global Focus Fund as of 4/30/18
A merging into Acquiring Fund A	$698	$957	$1,236	$2,030	$698	$957	$1,236	$2,030
C merging into Acquiring Fund C	$306	$637	$1,094	$2,361	$206	$637	$1,094	$2,361
R merging into Acquiring Fund R	$156	$484	$835	$1,826	$156	$484	$835	$1,826
Y merging into Acquiring Fund Y	$105	$326	$566	$1,254	$105	$326	$566	$1,254
I merging into Acquiring Fund R6	$87	$272	$473	$1,053	$87	$272	$473	$1,053
Pro Forma Invesco Oppenheimer Global Focus Fund as of 4/30/18
A	$672	$937	$1,228	$2,053	$672	$937	$1,228	$2,053
C	$304	$638	$1,105	$2,399	$204	$638	$1,105	$2,399
R	$155	$487	$849	$1,868	$155	$487	$849	$1,868
Y	$104	$331	$584	$1,306	$104	$331	$584	$1,306
I/R6	$87	$275	$482	$1,079	$87	$275	$482	$1,079
Oppenheimer Global Multi-Asset Growth Fund as of 10/31/18
A merging into Acquiring Fund A	$704	$1,087	$1,494	$2,626	$704	$1,087	$1,494	$2,626
C merging into Acquiring Fund C	$314	$811	$1,435	$3,119	$214	$811	$1,435	$3,119
R merging into Acquiring Fund R	$163	$661	$1,187	$2,629	$163	$661	$1,187	$2,629
Y merging into Acquiring Fund Y	$122	$511	$926	$2,084	$122	$511	$926	$2,084
I merging into Acquiring Fund R6	$112	$417	$746	$1,675	$112	$417	$746	$1,675
Pro Forma Invesco Oppenheimer Global Multi-Asset Growth Fund as of 10/31/18
A	$674	$993	$1,391	$2,502	$674	$993	$1,391	$2,502
C	$307	$698	$1,274	$2,840	$207	$698	$1,274	$2,840
R	$157	$546	$1,020	$2,331	$157	$546	$1,020	$2,331
Y	$116	$411	$778	$1,811	$116	$411	$778	$1,811
I/R6	$106	$380	$725	$1,700	$106	$380	$725	$1,700
Oppenheimer Global Multi-Asset Income Fund as of 10/31/18
A merging into Acquiring Fund A	$568	$915	$1,285	$2,324	$568	$915	$1,285	$2,324
C merging into Acquiring Fund C	$279	$707	$1,261	$2,775	$179	$707	$1,261	$2,775
R merging into Acquiring Fund R	$128	$558	$1,014	$2,279	$128	$558	$1,014	$2,279
Y merging into Acquiring Fund Y	$77	$392	$730	$1,687	$77	$392	$730	$1,687
I merging into Acquiring Fund R6	$72	$361	$673	$1,556	$72	$361	$673	$1,556
Pro Forma Invesco Oppenheimer Global Multi-Asset Income Fund as of 10/31/18
A	$518	$784	$1,141	$2,145	$518	$784	$1,141	$2,145
C	$278	$616	$1,147	$2,599	$178	$616	$1,147	$2,599
R	$127	$463	$889	$2,077	$127	$463	$889	$2,077
Y	$77	$307	$625	$1,525	$77	$307	$625	$1,525
I/R6	$72	$289	$591	$1,450	$72	$289	$591	$1,450

34

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Global Opportunities Fund as of 9/30/18
A merging into Acquiring Fund A	$684	$915	$1,165	$1,878	$684	$915	$1,165	$1,878
C merging into Acquiring Fund C	$292	$593	$1,020	$2,211	$192	$593	$1,020	$2,211
R merging into Acquiring Fund R	$140	$437	$755	$1,657	$140	$437	$755	$1,657
Y merging into Acquiring Fund Y	$89	$279	$484	$1,077	$89	$279	$484	$1,077
I merging into Acquiring Fund R6	$73	$228	$396	$886	$73	$228	$396	$886
Pro Forma Invesco Oppenheimer Global Opportunities Fund as of 9/30/18
A	$656	$880	$1,123	$1,816	$656	$880	$1,123	$1,816
C	$288	$582	$1,001	$2,169	$188	$582	$1,001	$2,169
R	$137	$428	$739	$1,624	$137	$428	$739	$1,624
Y	$87	$271	$471	$1,049	$87	$271	$471	$1,049
I/R6	$70	$221	$384	$859	$70	$221	$384	$859
Oppenheimer Gold & Special Minerals Fund as of 6/30/18
A merging into Acquiring Fund A	$688	$927	$1,185	$1,921	$688	$927	$1,185	$1,921
C merging into Acquiring Fund C	$297	$609	$1,047	$2,264	$197	$609	$1,047	$2,264
R merging into Acquiring Fund R	$146	$452	$782	$1,714	$146	$452	$782	$1,714
Y merging into Acquiring Fund Y	$94	$295	$512	$1,136	$94	$295	$512	$1,136
I merging into Acquiring Fund R6	$77	$241	$418	$934	$77	$241	$418	$934
Pro Forma Invesco Oppenheimer Gold & Special Minerals Fund as of 6/30/18
A	$663	$909	$1,184	$1,964	$663	$909	$1,184	$1,964
C	$295	$612	$1,063	$2,314	$195	$612	$1,063	$2,314
R	$145	$458	$803	$1,776	$145	$458	$803	$1,776
Y	$94	$302	$537	$1,210	$94	$302	$537	$1,210
I/R6	$77	$243	$427	$960	$77	$243	$427	$960
Oppenheimer Government Money Market Fund as of 7/31/18
A merging into Acquiring Fund Y	$59	$186	$325	$728	$59	$186	$325	$728
Y merging into Acquiring Fund Y	$59	$186	$325	$728	$59	$186	$325	$728
Pro Forma Invesco Oppenheimer Government Money Market Fund as of 7/3/18
A/Y	$59	$206	$386	$908	$59	$206	$386	$908
Y	$59	$206	$386	$908	$59	$206	$386	$908
Oppenheimer Institutional Government Money Market Fund as of 5/31/18
E merging into Acquiring Fund Institutional	$10	$32	$57	$128	$10	$32	$57	$128
L merging into Acquiring Fund Institutional	$16	$52	$90	$205	$16	$52	$90	$205
P merging into Acquiring Fund Private Investment	$21	$108	$205	$487	$21	$108	$205	$487
Pro Forma Invesco Oppenheimer Institutional Government Money Market Fund as of 5/31/18
E/Institutional	$14	$41	$65	$137	$14	$41	$65	$137
L/Institutional	$14	$41	$65	$137	$14	$41	$65	$137
P/Private Investment	$45	$114	$163	$304	$45	$114	$163	$304

35

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Intermediate Term Municipal Fund as of 9/30/18
A merging into Acquiring Fund A	$332	$566	$818	$1,539	$332	$566	$818	$1,539
C merging into Acquiring Fund C	$290	$587	$1,010	$2,189	$190	$587	$1,010	$2,189
Y merging into Acquiring Fund Y	$87	$272	$473	$1,053	$87	$272	$473	$1,053
Pro Forma Invesco Oppenheimer Intermediate Term Municipal Fund as of 9/30/18
A	$356	$585	$835	$1,551	$356	$585	$835	$1,551
C	$288	$582	$1,001	$2,169	$188	$582	$1,001	$2,169
Y	$87	$271	$471	$1,049	$87	$271	$471	$1,049
Oppenheimer International Diversified Fund as of 4/30/18
A merging into Acquiring Fund A	$700	$963	$1,246	$2,051	$700	$963	$1,246	$2,051
C merging into Acquiring Fund C	$309	$646	$1,109	$2,393	$209	$646	$1,109	$2,393
R merging into Acquiring Fund R	$158	$490	$846	$1,848	$158	$490	$846	$1,848
Y merging into Acquiring Fund Y	$101	$328	$572	$1,273	$101	$328	$572	$1,273
I merging into Acquiring Fund R6	$90	$282	$490	$1,089	$90	$282	$490	$1,089
Pro Forma Invesco Oppenheimer International Diversified Fund as of 4/30/18
A	$674	$939	$1,225	$2,039	$674	$939	$1,225	$2,039
C	$307	$643	$1,105	$2,386	$207	$642	$1,105	$2,386
R	$157	$489	$846	$1,853	$157	$489	$846	$1,853
Y	$101	$323	$571	$1,281	$101	$323	$571	$1,281
I/R6	$90	$278	$481	$1,265	$90	$278	$481	$1,065
Oppenheimer International Equity Fund as of 5/31/18
A merging into Acquiring Fund A	$694	$947	$1,220	$1,996	$694	$947	$1,220	$1,996
C merging into Acquiring Fund C	$303	$630	$1,082	$2,339	$203	$630	$1,082	$2,339
R merging into Acquiring Fund R	$152	$473	$818	$1,792	$152	$473	$818	$1,792
Y merging into Acquiring Fund Y	$88	$304	$537	$1,207	$88	$304	$537	$1,207
I merging into Acquiring Fund R6	$82	$259	$450	$1,005	$82	$259	$450	$1,005
Pro Forma Invesco Oppenheimer International Equity Fund as of 5/31/18
A	$668	$922	$1,198	$1,984	$668	$922	$1,198	$1,984
C	$301	$625	$1,077	$2,333	$201	$625	$1,077	$2,333
R	$151	$471	$818	$1,796	$151	$471	$818	$1,796
Y	$88	$291	$528	$1,208	$88	$291	$528	$1,208
I/R6	$79	$247	$431	$964	$79	$247	$431	$964
Oppenheimer International Growth Fund as of 5/31/18
A merging into Acquiring Fund A	$681	$906	$1,149	$1,845	$681	$906	$1,149	$1,845
C merging into Acquiring Fund C	$290	$587	$1,010	$2,189	$190	$587	$1,010	$2,189
R merging into Acquiring Fund R	$138	$430	$744	$1,635	$138	$430	$744	$1,635
Y merging into Acquiring Fund Y	$88	$276	$479	$1,065	$88	$276	$479	$1,065
I merging into Acquiring Fund R6	$71	$221	$385	$861	$71	$221	$385	$861
Pro Forma Invesco Oppenheimer International Growth Fund as of 5/31/18
A	$654	$875	$1,113	$1,795	$654	$875	$1,113	$1,795
C	$286	$576	$990	$2,148	$186	$576	$990	$2,148
R	$135	$421	$729	$1,601	$135	$421	$729	$1,601
Y	$85	$265	$460	$1,025	$85	$265	$460	$1,025
I/R6	$68	$214	$373	$835	$68	$214	$373	$835

36

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer International Small-Mid Company Fund as of 8/31/18
A merging into Acquiring Fund A	$708	$992	$1,296	$2,158	$708	$992	$1,296	$2,158
C merging into Acquiring Fund C	$318	$676	$1,160	$2,498	$218	$676	$1,160	$2,498
R merging into Acquiring Fund R	$167	$520	$898	$1,958	$167	$520	$898	$1,958
Y merging into Acquiring Fund Y	$117	$366	$636	$1,405	$117	$366	$636	$1,405
I merging into Acquiring Fund R6	$98	$309	$538	$1,194	$98	$309	$538	$1,194
Pro Forma Invesco Oppenheimer International Small-Mid Company Fund as of 8/31/18
A	$677	$946	$1,237	$2,062	$677	$946	$1,237	$2,062
C	$310	$650	$1,117	$2,409	$210	$650	$1,117	$2,409
R	$160	$497	$858	$1,877	$160	$497	$858	$1,877
Y	$109	$341	$593	$1,315	$109	$341	$593	$1,315
I/R6	$95	$298	$518	$1,153	$95	$298	$518	$1,153
Oppenheimer Limited-Term Bond Fund as of 8/31/18
A merging into Acquiring Fund A	$300	$467	$647	$1,170	$300	$467	$647	$1,170
C merging into Acquiring Fund C	$257	$487	$840	$1,837	$157	$487	$840	$1,837
R merging into Acquiring Fund R	$106	$329	$571	$1,266	$106	$329	$571	$1,266
Y merging into Acquiring Fund Y	$46	$164	$294	$670	$46	$164	$294	$670
I merging into Acquiring Fund R6	$40	$126	$219	$494	$40	$126	$219	$494
Pro Forma Invesco Oppenheimer Limited-Term Bond Fund as of 8/31/18
A	$325	$485	$660	$1,167	$325	$485	$660	$1,167
C	$254	$477	$824	$1,802	$154	$477	$824	$1,802
R	$103	$322	$558	$1,236	$103	$322	$558	$1,236
Y	$46	$151	$273	$629	$46	$151	$273	$629
I/R6	$39	$122	$213	$480	$39	$122	$213	$480
Oppenheimer Macquarie Global Infrastructure Fund as of 10/31/18
A merging into Acquiring Fund A	$705	$1,110	$1,539	$2,731	$705	$1,110	$1,539	$2,731
C merging into Acquiring Fund C	$320	$834	$1,474	$3,196	$220	$834	$1,474	$3,196
R merging into Acquiring Fund R	$169	$676	$1,209	$2,672	$169	$676	$1,209	$2,672
Y merging into Acquiring Fund Y	$113	$519	$952	$2,157	$113	$519	$952	$2,157
I merging into Acquiring Fund R6	$103	$428	$776	$1,760	$103	$428	$776	$1,760
Pro Forma Invesco Oppenheimer Macquarie Global Infrastructure Fund as of 10/31/18
A	$680	$1,022	$1,455	$2,656	$680	$1,022	$1,455	$2,656
C	$318	$738	$1,348	$2,998	$218	$738	$1,348	$2,998
R	$168	$586	$1,096	$2,497	$168	$586	$1,096	$2,497
Y	$112	$422	$827	$1,960	$112	$422	$827	$1,960
I/R6	$102	$384	$754	$1,796	$102	$384	$754	$1,796

37

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Mid Cap Value Fund as of 10/31/18
A merging into Acquiring Fund A	$689	$930	$1,190	$1,932	$689	$930	$1,190	$1,932
C merging into Acquiring Fund C	$298	$612	$1,052	$2,275	$198	$612	$1,052	$2,275
R merging into Acquiring Fund R	$146	$452	$782	$1,714	$146	$452	$782	$1,714
Y merging into Acquiring Fund Y	$95	$298	$517	$1,148	$95	$298	$517	$1,148
I merging into Acquiring Fund R6	$78	$244	$424	$946	$78	$244	$424	$946
Pro Forma Invesco Oppenheimer Mid Cap Value Fund as of 10/31/18
A	$662	$901	$1,163	$1,909	$662	$901	$1,163	$1,909
C	$293	$601	$1,039	$2,258	$193	$601	$1,039	$2,258
R	$143	$447	$779	$1,717	$143	$447	$779	$1,717
Y	$93	$293	$514	$1,149	$93	$293	$514	$1,149
I/R6	$77	$243	$427	$960	$77	$243	$427	$960
Oppenheimer Municipal Fund as of 3/31/18
A merging into Acquiring Fund A	$558	$761	$981	$1,613	$558	$761	$981	$1,613
C merging into Acquiring Fund C	$244	$517	$915	$2,030	$144	$517	$915	$2,030
Y merging into Acquiring Fund Y	$62	$219	$390	$886	$62	$219	$390	$886
Pro Forma Invesco Oppenheimer Municipal Fund as of 3/31/18
A	$508	$705	$938	$1,608	$508	$705	$938	$1,608
C	$243	$485	$895	$2,039	$143	$485	$895	$2,039
Y	$61	$213	$400	$942	$61	$213	$400	$942
Oppenheimer Portfolio Series: Active Allocation Fund as of 1/31/18
A merging into Acquiring Fund A	$687	$932	$1,197	$1,951	$687	$932	$1,197	$1,951
C merging into Acquiring Fund C	$296	$614	$1,058	$2,293	$196	$614	$1,058	$2,293
R merging into Acquiring Fund R	$145	$458	$794	$1,744	$145	$458	$794	$1,744
Y merging into Acquiring Fund Y	$92	$297	$519	$1,156	$92	$297	$519	$1,156
Pro Forma Invesco Oppenheimer Portfolio Series: Active Allocation Fund as of 1/31/18
A	$657	$892	$1,145	$1,867	$657	$892	$1,145	$1,867
C	$289	$593	$1,023	$2,219	$189	$593	$1,023	$2,219
R	$138	$439	$762	$1,676	$138	$439	$762	$1,676
Y	$88	$283	$495	$1,104	$88	$283	$495	$1,104
Oppenheimer Portfolio Series: Conservative Investor Fund as of 1/31/18
A merging into Acquiring Fund A	$665	$876	$1,104	$1,759	$665	$876	$1,104	$1,759
C merging into Acquiring Fund C	$272	$555	$963	$2,105	$172	$555	$963	$2,105
R merging into Acquiring Fund R	$121	$398	$697	$1,546	$121	$398	$697	$1,546
Y merging into Acquiring Fund Y	$70	$240	$425	$960	$70	$240	$425	$960
Pro Forma Invesco Oppenheimer Portfolio Series: Conservative Investor Fund as of 1/31/18
A	$636	$839	$1,058	$1,688	$636	$839	$1,058	$1,688
C	$267	$538	$934	$2,043	$167	$538	$934	$2,043
R	$116	$384	$671	$1,491	$116	$384	$671	$1,491
Y	$65	$227	$402	$909	$65	$227	$402	$909

38

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Portfolio Series: Equity Investor Fund as of 1/31/18
A merging into Acquiring Fund A	$686	$921	$1,175	$1,900	$686	$921	$1,175	$1,900
C merging into Acquiring Fund C	$295	$603	$1,036	$2,243	$195	$603	$1,036	$2,243
R merging into Acquiring Fund R	$144	$446	$771	$1,691	$144	$446	$771	$1,691
Y merging into Acquiring Fund Y	$92	$288	$501	$1,113	$92	$288	$501	$1,113
Pro Forma Invesco Oppenheimer Portfolio Series: Growth Investor Fund as of 1/31/18
A	$660	$892	$1,143	$1,860	$660	$892	$1,143	$1,860
C	$292	$594	$1,021	$2,212	$192	$594	$1,021	$2,212
R	$142	$440	$761	$1,669	$142	$440	$761	$1,669
Y	$91	$284	$493	$1,096	$91	$284	$493	$1,096
Oppenheimer Portfolio Series: Moderate Investor Fund as of 1/31/18
A merging into Acquiring Fund A	$670	$885	$1,117	$1,784	$670	$885	$1,117	$1,784
C merging into Acquiring Fund C	$278	$568	$982	$2,140	$178	$568	$982	$2,140
R merging into Acquiring Fund R	$126	$408	$711	$1,572	$126	$408	$711	$1,572
Y merging into Acquiring Fund Y	$75	$249	$439	$987	$75	$249	$439	$987
Pro Forma Invesco Oppenheimer Portfolio Series: Moderate Investor Fund as of 1/31/18
A	$640	$844	$1,066	$1,701	$640	$844	$1,066	$1,701
C	$271	$544	$942	$2,057	$171	$544	$942	$2,057
R	$120	$390	$680	$1,505	$120	$390	$680	$1,505
Y	$69	$233	$410	$924	$69	$233	$410	$924
Oppenheimer Real Estate Fund as of 4/30/18
A merging into Acquiring Fund A	$704	$978	$1,271	$2,105	$704	$978	$1,271	$2,105
C merging into Acquiring Fund C	$314	$662	$1,135	$2,446	$214	$662	$1,135	$2,446
R merging into Acquiring Fund R	$163	$506	$872	$1,904	$163	$506	$872	$1,904
Y merging into Acquiring Fund Y	$112	$348	$604	$1,336	$112	$348	$604	$1,336
I merging into Acquiring Fund R6	$94	$295	$512	$1,136	$94	$295	$512	$1,136
Pro Forma Invesco Oppenheimer Real Estate Fund as of 4/30/18
A	$679	$955	$1,256	$2,110	$679	$955	$1,256	$2,110
C	$312	$659	$1,137	$2,456	$212	$659	$1,137	$2,456
R	$162	$506	$879	$1,926	$162	$506	$879	$1,926
Y	$111	$351	$614	$1,367	$111	$351	$614	$1,367
I/R6	$94	$294	$513	$1,141	$94	$294	$513	$1,141
Oppenheimer Rising Dividends Fund as of 10/31/18
A merging into Acquiring Fund A	$678	$897	$1,134	$1,812	$678	$897	$1,134	$1,812
C merging into Acquiring Fund C	$286	$575	$989	$2,146	$186	$575	$989	$2,146
R merging into Acquiring Fund R	$134	$418	$723	$1,589	$134	$418	$723	$1,589
Y merging into Acquiring Fund Y	$83	$260	$451	$1,006	$83	$260	$451	$1,006
I merging into Acquiring Fund R6	$67	$209	$363	$813	$67	$209	$363	$813
Pro Forma Invesco Oppenheimer Rising Dividends Fund as of 10/31/18
A	$648	$857	$1,082	$1,729	$648	$857	$1,082	$1,729
C	$280	$557	$959	$2,084	$180	$557	$959	$2,084
R	$129	$403	$697	$1,534	$129	$403	$697	$1,534
Y	$79	$246	$428	$954	$79	$246	$428	$954
I/R6	$64	$202	$351	$786	$64	$202	$351	$786

39

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Rochester AMT-Free Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$577	$792	$1,025	$1,692	$577	$792	$1,025	$1,692
C merging into Acquiring Fund C	$285	$571	$983	$2,135	$185	$571	$983	$2,135
Y merging into Acquiring Fund Y	$81	$253	$440	$982	$81	$253	$440	$982
Pro Forma Invesco Oppenheimer Rochester AMT-Free Municipal Fund as of 7/31/18
A	$523	$731	$957	$1,607	$523	$731	$957	$1,607
C	$278	$552	$952	$2,071	$178	$552	$952	$2,071
Y	$77	$241	$420	$940	$77	$241	$420	$940
Oppenheimer Rochester AMT-Free New York Municipal Fund as of 9/30/18
A merging into Acquiring Fund A	$601	$867	$1,154	$1,968	$601	$867	$1,154	$1,968
C merging into Acquiring Fund C	$310	$649	$1,114	$2,403	$210	$649	$1,114	$2,403
Y merging into Acquiring Fund Y	$108	$336	$582	$1,289	$108	$336	$582	$1,289
Pro Forma Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund as of 9/30/18
A	$541	$794	$1,074	$1,871	$541	$794	$1,074	$1,871
C	$298	$619	$1,072	$2,328	$198	$619	$1,072	$2,328
Y	$97	$309	$546	$1,225	$97	$309	$546	$1,225
Oppenheimer Rochester California Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$579	$801	$1,040	$1,725	$579	$801	$1,040	$1,725
C merging into Acquiring Fund C	$287	$578	$994	$2,156	$187	$578	$994	$2,156
Y merging into Acquiring Fund Y	$84	$263	$457	$1,018	$84	$263	$457	$1,018
Pro Forma Invesco Oppenheimer Rochester California Municipal Fund as of 7/31/18
A	$526	$739	$969	$1,631	$526	$739	$969	$1,631
C	$281	$560	$964	$2,095	$181	$560	$964	$2,095
Y	$80	$249	$433	$966	$80	$249	$433	$966
Oppenheimer Rochester Fund Municipals as of 6/30/18
A merging into Acquiring Fund A	$578	$798	$1,035	$1,714	$578	$798	$1,035	$1,714
C merging into Acquiring Fund C	$285	$571	$983	$2,135	$185	$571	$983	$2,135
Y merging into Acquiring Fund Y	$82	$256	$446	$994	$82	$256	$446	$994
Pro Forma Invesco Oppenheimer Rochester Municipals Fund as of 6/30/18
A	$524	$734	$962	$1,618	$524	$734	$962	$1,618
C	$279	$555	$957	$2,082	$179	$555	$957	$2,082
Y	$78	$244	$426	$952	$78	$244	$426	$952

40

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Rochester High Yield Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$577	$792	$1,025	$1,692	$577	$792	$1,025	$1,692
C merging into Acquiring Fund C	$273	$537	$925	$2,014	$173	$537	$925	$2,014
Y merging into Acquiring Fund Y	$81	$253	$440	$982	$81	$253	$440	$982
Pro Forma Invesco Oppenheimer Rochester High Yield Municipal Fund as of 7/31/18
A	$525	$736	$964	$1,620	$525	$736	$964	$1,620
C	$270	$526	$907	$1,976	$170	$526	$907	$1,976
Y	$79	$246	$428	$954	$79	$246	$428	$954
Oppenheimer Rochester Limited Term California Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$323	$532	$757	$1,405	$323	$532	$757	$1,405
C merging into Acquiring Fund C	$277	$550	$947	$2,058	$177	$550	$947	$2,058
Y merging into Acquiring Fund Y	$75	$234	$407	$910	$75	$234	$407	$910
Pro Forma Invesco Oppenheimer Rochester Limited Term California Municipal Fund as of 7/31/18
A	$344	$543	$760	$1,385	$344	$543	$760	$1,385
C	$273	$536	$923	$2,009	$173	$536	$923	$2,009
Y	$72	$224	$390	$871	$72	$224	$390	$871
Oppenheimer Rochester Limited Term New York Municipal Fund as of 6/30/18
A merging into Acquiring Fund A	$330	$553	$794	$1,485	$330	$553	$794	$1,485
C merging into Acquiring Fund C	$283	$568	$978	$2,124	$183	$568	$978	$2,124
Y merging into Acquiring Fund Y	$81	$253	$440	$982	$81	$253	$440	$982
Pro Forma Invesco Oppenheimer Rochester Limited Term New York Municipal Fund as of 6/30/18
A	$346	$557	$789	$1,458	$346	$557	$789	$1,458
C	$275	$547	$950	$2,075	$175	$547	$950	$2,075
Y	$74	$236	$418	$945	$74	$236	$418	$945
Oppenheimer Rochester New Jersey Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$603	$873	$1,163	$1,989	$603	$873	$1,163	$1,989
C merging into Acquiring Fund C	$301	$621	$1,067	$2,307	$201	$621	$1,067	$2,307
Y merging into Acquiring Fund Y	$109	$339	$588	$1,301	$109	$339	$588	$1,301
Pro Forma Invesco Oppenheimer Rochester New Jersey Municipal Fund as of 7/31/18
A	$542	$799	$1,086	$1,900	$542	$799	$1,086	$1,900
C	$288	$591	$1,030	$2,249	$188	$591	$1,030	$2,249
Y	$98	$315	$558	$1,256	$98	$315	$558	$1,256

41

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Rochester Pennsylvania Municipal Fund as of 7/31/18
A merging into Acquiring Fund A	$591	$837	$1,102	$1,858	$591	$837	$1,102	$1,858
C merging into Acquiring Fund C	$288	$581	$999	$2,167	$188	$581	$999	$2,167
Y merging into Acquiring Fund Y	$95	$298	$517	$1,148	$95	$298	$517	$1,148
Pro Forma Invesco Oppenheimer Rochester Pennsylvania Municipal Fund as of 7/31/18
A	$538	$778	$1,036	$1,774	$538	$778	$1,036	$1,774
C	$284	$569	$980	$2,127	$184	$569	$980	$2,127
Y	$93	$290	$504	$1,120	$93	$290	$504	$1,120
Oppenheimer Rochester Short Duration High Yield Municipal Fund as of 9/30/18
A merging into Acquiring Fund A	$346	$603	$879	$1,666	$346	$603	$879	$1,666
C merging into Acquiring Fund C	$302	$624	$1,073	$2,318	$202	$624	$1,073	$2,318
Y merging into Acquiring Fund Y	$98	$307	$533	$1,184	$98	$307	$533	$1,184
Pro Forma Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund as of 9/30/18
A	$364	$610	$880	$1,650	$364	$610	$880	$1,650
C	$293	$601	$1,039	$2,258	$193	$601	$1,039	$2,258
Y	$92	$291	$512	$1,147	$92	$291	$512	$1,147
Oppenheimer Short Term Municipal Fund as of 5/31/18
A merging into Acquiring Fund A	$311	$494	$693	$1,266	$311	$494	$693	$1,266
C merging into Acquiring Fund C	$265	$512	$883	$1,926	$165	$512	$883	$1,926
Y merging into Acquiring Fund Y	$63	$196	$341	$764	$63	$196	$341	$764
Pro Forma Invesco Oppenheimer Short Term Municipal Fund as of 5/31/18
A	$335	$514	$710	$1,273	$335	$514	$710	$1,273
C	$263	$505	$871	$1,900	$163	$505	$871	$1,900
Y	$61	$192	$335	$750	$61	$192	$335	$750
Oppenheimer Small Cap Value Fund as of 4/30/18
A merging into Acquiring Fund A	$696	$1,044	$1,416	$2,458	$696	$1,044	$1,416	$2,458
C merging into Acquiring Fund C	$305	$739	$1,301	$2,832	$205	$739	$1,301	$2,832
R merging into Acquiring Fund R	$154	$591	$1,054	$2,339	$154	$591	$1,054	$2,339
Y merging into Acquiring Fund Y	$103	$426	$772	$1,750	$103	$426	$772	$1,750
I merging into Acquiring Fund R6	$95	$376	$677	$1,534	$95	$376	$677	$1,534
Pro Forma Invesco Oppenheimer Small Cap Value Fund as of 4/30/18
A	$670	$1,004	$1,440	$2,648	$670	$1,004	$1,440	$2,648
C	$303	$709	$1,324	$2,983	$203	$709	$1,324	$2,983
R	$153	$557	$1,070	$2,482	$153	$557	$1,070	$2,482
Y	$102	$403	$811	$1,952	$102	$403	$811	$1,952
I/R6	$95	$340	$650	$1,529	$95	$340	$650	$1,529

42

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Value Fund as of 10/31/18
A merging into Acquiring Fund A	$666	$859	$1,067	$1,668	$666	$859	$1,067	$1,668
C merging into Acquiring Fund C	$274	$540	$931	$2,025	$174	$540	$931	$2,025
R merging into Acquiring Fund R	$122	$380	$658	$1,452	$122	$380	$658	$1,452
Y merging into Acquiring Fund Y	$70	$218	$380	$849	$70	$218	$380	$849
I merging into Acquiring Fund R6	$53	$167	$291	$654	$53	$167	$291	$654
Pro Forma Invesco Oppenheimer Value Fund as of 10/31/18
A	$639	$827	$1,031	$1,619	$639	$827	$1,031	$1,619
C	$271	$530	$913	$1,987	$171	$530	$913	$1,987
R	$119	$372	$644	$1,420	$119	$372	$644	$1,420
Y	$67	$211	$368	$822	$67	$211	$368	$822
I/R6	$50	$157	$274	$616	$50	$157	$274	$616

The Examples are not a representation of past or future expenses. Each Oppenheimer Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Oppenheimer Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Oppenheimer Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section titled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

43

Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Oppenheimer Funds will, upon the completion of the Reorganization, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Oppenheimer Funds is included in the prospectuses and shareholder reports of the Oppenheimer Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Oppenheimer Funds’ prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Oppenheimer Fund.

The “Portfolio Managers” section of the prospectuses enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganization.

Comparison of Investment Advisers

OFI Global Asset Management, Inc. (“OFI Global”) is the investment adviser for each Oppenheimer Fund and OFI is the sub-adviser for each Oppenheimer Fund. OFI Global is a wholly-owned subsidiary of OFI. OFI Global and OFI have a principal office located at 225 Liberty Street, New York, New York 10281-1008. OFI Global oversees each Oppenheimer Fund’s investment and business operations and OFI chooses the Fund’s investments and provides related advisory services, subject to the policies established by the Oppenheimer Board. OFI has a sub-advisory agreement with OFI Global and is paid by OFI Global.

Retention of Sub-Sub-Advisers. OFI has retained Barings LLC (“Barings”) to provide securities selection and portfolio management services for the Oppenheimer Global Multi-Asset Growth Fund’s and Oppenheimer Global Multi-Asset Income Fund’s investments in real estate securities, and for the Oppenheimer Real Estate Fund. Barings is an indirect subsidiary of MassMutual, the parent company of OFI, and is located at One Financial Plaza, Suite 1700, Hartford, Connecticut 06103-2604.

OFI has retained OFI SteelPath Inc. (“OFI SteelPath”) to provide securities selection and other portfolio management services for the Oppenheimer Global Multi-Asset Growth Fund’s and Oppenheimer Global Multi-Asset Income Fund’s investments in master limited partnerships. OFI SteelPath is a wholly-owned subsidiary of OFI, and is located at 2100 McKinney Ave., Suite 1401, Dallas, Texas 75201. Invesco Advisers will not retain OFI SteelPath as a sub-adviser for the corresponding Acquiring Funds as the portfolio managers of OFI SteelPath will become employees of Invesco Advisers.

OFI has retained Pictet Asset Management S.A. (“Pictet”) to provide securities selection and other portfolio management services for OFI Pictet Global Environmental Solutions Fund. Pictet is a subsidiary of Pictet Funds S.A., and is located at 60 Route Des Acacias, Geneva, Switzerland, 1211-73.

OFI has retained Macquarie Capital Investment Management LLC (“Macquarie,” and with Barings, OFI SteelPath and Pictet, each an “Oppenheimer Sub-Sub-Adviser”) to provide securities selection and other portfolio management services for Oppenheimer Macquarie Global Infrastructure Fund. Macquarie is a subsidiary of the Macquarie Group, and is located at 125 West 55th Street, New York, New York 10019.

OFI, not the Oppenheimer Global Multi-Asset Growth Fund, Oppenheimer Global Multi-Asset Income Fund, Oppenheimer Real Estate Fund, OFI Pictet Global Environmental Solutions Fund or Oppenheimer Macquarie Global Infrastructure Fund, pays each Oppenheimer Sub-Sub-Adviser an annual fee under Sub-Sub-Advisory Agreements between OFI and each Oppenheimer Sub-Sub-Adviser.

Cayman Subsidiaries. Oppenheimer Global Multi-Asset Growth Fund, Oppenheimer Global Allocation Fund, Oppenheimer Fundamental Alternatives Fund and Oppenheimer Gold & Special Minerals Fund each may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (a “Subsidiary”) that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each Oppenheimer Fund is the sole shareholder of its Subsidiary. The Subsidiary of each of Oppenheimer Global Multi-Asset Growth Fund,

44

Oppenheimer Global Allocation Fund and Oppenheimer Fundamental Alternatives Fund invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. Oppenheimer Gold & Special Minerals Fund’s Subsidiary invests primarily in gold bullion and other precious metals, commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. Each Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. OFI Global is responsible for each Subsidiary’s day-to-day business pursuant to an investment advisory agreement with each Subsidiary and OFI selects each Subsidiary’s investments pursuant to a sub-advisory agreement with OFI Global.

OFI is a diversified asset management company that services retail and institutional accounts and has more than $[    ] billion under management or supervision as of [            , 2019]. OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by MassMutual, a global, diversified insurance and financial services company. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. [As of [        ], Invesco Advisers had $[    ] billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

Comparison of Investment Advisory Arrangements. There are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreement”) and the terms of the current advisory agreements between OFI and the Oppenheimer Funds, except that unlike an Oppenheimer Fund, each of the Acquiring Funds are party to an administrative services agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds (an “Invesco Administrative Services Agreement”). The Acquiring Funds pay a separate administrative services fee to Invesco Advisers for such services under the terms of the Invesco Administrative Services Agreement and the Invesco Advisers Advisory Agreement for the Acquiring Funds will include a provision that reduces the amount of the advisory fee payable by each Acquiring Fund by any amounts paid under the separate Invesco Administrative Services Agreement. In addition, the Invesco Advisers Advisory Agreement for the Acquiring Funds provides that the Acquiring Funds may pay Invesco Advisers 25% of the net monthly interest or fee income retained or paid to an Acquiring Fund for the provision of services related to an Acquiring Fund’s securities lending activities. Invesco Advisers has not charged this fee to an Acquiring Fund and has committed to seek approval from the Acquiring Funds’ Board of Trustees should it seek to collect this fee.

Delegation to Sub-Advisers. The Invesco Advisers Advisory Agreement applicable to all Acquiring Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Canada Ltd.

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In addition, Invesco Advisers has also entered into a sub-advisory agreement with each of Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited, each a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to each Acquiring Fund.

Invesco Advisers has entered into a sub-advisory agreement with OFI on behalf of each Acquiring Fund. After the closing of the Transaction, OFI will become a wholly-owned subsidiary of Invesco. Invesco Advisers has also entered into a sub-advisory agreement with Barings to provide securities selection and portfolio management services for the Invesco Oppenheimer Global Multi-Asset Growth Fund’s and the Invesco Oppenheimer Global Multi-Asset Income Fund’s investments in real estate securities. Invesco Advisers has also entered into a sub-advisory agreement with each of Barings, Pictet and Macquarie to provide securities selection and portfolio management services for Invesco Oppenheimer Real Estate Fund, Invesco OFI Pictet Global Environmental Solutions Fund and Invesco Oppenheimer Macquarie Global Infrastructure Fund, respectively.

Cayman Subsidiaries. Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer Global Allocation Fund, Invesco Oppenheimer Fundamental Alternatives Fund and Invesco Oppenheimer Gold & Special Minerals Fund each may invest up to 25% of its total assets in a Subsidiary that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each of the aforementioned Acquiring Funds is the sole shareholder of its Subsidiary. The Subsidiary of each of Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer Global Allocation Fund and Invesco Oppenheimer Fundamental Alternatives Fund, like its respective Oppenheimer counterpart, invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. Invesco Oppenheimer Gold & Special Minerals Fund’s Subsidiary, like its Oppenheimer counterpart, invests primarily in gold bullion and other precious metals, commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals. Each Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Invesco is responsible for each Subsidiary’s day-to-day business and selects each Subsidiary’s investments pursuant to an investment advisory agreement for each Subsidiary.

Potential Pre-Reorganization Interim Advisory Agreements. The closing of the Transaction will automatically terminate each Oppenheimer Fund’s current investment advisory contract with OFI Global under the 1940 Act. If shareholders of an Oppenheimer Fund have not approved the Reorganization of such Oppenheimer Fund by the time of closing of the Transaction, it is anticipated that the Oppenheimer Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve and enter into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement(s) to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund have still not approved the Reorganization, the Oppenheimer Board will consider what additional action to take.

Comparison of Other Service Providers

Other than for custody services, the Acquiring Funds use different service providers than the Oppenheimer Funds. There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Oppenheimer Funds’ service providers. It is expected that each Acquiring Fund will use the same custodian as its corresponding Oppenheimer Fund. The following table identifies the principal service providers that service the Oppenheimer Funds and the Acquiring Funds:

	Oppenheimer Funds	Acquiring Funds
Administrator:	OFI Global Asset Management, Inc.	Invesco Advisers, Inc.

Transfer Agent:	OFI Global Asset Management, Inc. and Shareholder Services Inc. doing business as OppenheimerFunds Services	Invesco Investment Services, Inc.

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	Oppenheimer Funds	Acquiring Funds
Custodian:	J.P. Morgan Chase Bank; Brown Brothers Harriman & Co.; Citibank, N.A.	J.P. Morgan Chase Bank; Brown Brothers Harriman & Co.; Citibank, N.A.

Distributor:	OppenheimerFunds Distributor, Inc.	Invesco Distributors, Inc.

Auditor:	KPMG LLP	PricewaterhouseCoopers LLP

For more information about the specific custodians for each Oppenheimer Fund and its corresponding Acquiring Fund, see Exhibit D.

Comparison of Share Classes and Distribution Arrangements

Each share class of an Oppenheimer Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Oppenheimer Funds and the Acquiring Funds.

Distribution Arrangements. OppenheimerFunds Distributor, Inc. (“Oppenheimer Distributors”), a wholly-owned subsidiary of OFI, acts as the principal underwriter for the Oppenheimer Funds pursuant to written agreements on behalf of each Oppenheimer Fund (the “Oppenheimer Funds Distribution Agreements”). Invesco Distributors, Inc. (“Invesco Distributors”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Acquiring Funds pursuant to a written agreement with each of the Acquiring Trusts on behalf of the Acquiring Funds (“Acquiring Funds Distribution Agreements” and, together with the Oppenheimer Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that Oppenheimer Distributors and Invesco Distributors have the exclusive right to distribute shares of the Oppenheimer Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Oppenheimer Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. Except for the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund, the share classes offered by the Oppenheimer Funds and the corresponding share classes of the Acquiring Funds that Oppenheimer Fund shareholders will receive in connection with the Reorganization are as follows:

Oppenheimer Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class I	Class R6

Regarding the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund, the share classes offered by those Funds and the corresponding share classes of the respective Acquiring Funds that shareholders will receive in connection with the Reorganization are as follows:

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Oppenheimer Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class Y
Class Y	Class Y
Class E	Institutional Class
Class L	Institutional Class
Class P	Private Investment Class

The eligibility requirements, distribution and service fees and sales charges of the Oppenheimer Funds and Acquiring Funds are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility Requirements for Funds other than the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund. Class A and Class C shares of the Oppenheimer Funds are generally available for purchase by retail investors through authorized dealers. Class R shares of the Oppenheimer Funds are available for purchase exclusively to retirement plans and accounts (including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans, plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code (the “Code”), and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons). Class Y shares are available only to (i) wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary; (ii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the fund; (iii) “institutional investors” which may include corporations, trust companies, endowments and foundations, defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans, retirement plan platforms, insurance companies, registered investment advisor firms, registered investment companies, bank trusts, college savings programs, and family offices; and (iv) eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the fund, its manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. Class I shares of the Oppenheimer Funds are available for purchase exclusively by (i) an “institutional investor” which may include corporations, trust companies, endowments and foundations, defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans, service provider platforms, insurance companies, registered investment advisor firms, registered investment companies, bank trusts, college savings programs, and family offices; (ii) making a minimum initial investment of $1 million or more per account (waived for service provider platforms); and (iii) trading through an omnibus, trust, trust networked or similar pooled account.

Class A and Class C shares of the Acquiring Funds are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations, and eligible retirement and benefit plans. Class R shares of the Acquiring Funds are intended for employer sponsored retirement and benefit plans. These may include, for example, (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Code, including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Class R shares of the Acquiring Funds are intended for employer sponsored retirement and benefit plans. Shareholders who receive Class R shares of the Acquiring Funds as a result of the Reorganization will be permitted to make additional Class R share purchases. Class R shares of the Acquiring Funds are generally not available for individual retirement accounts such as traditional Roth, SEP, SAR-SEP and SIMPLE IRAs. Class Y shares of the Acquiring Funds are generally available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary approved to sell Class Y shares; (ii) employer sponsored retirement and benefit plans; (iii) institutional investors that are banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments or foundations; and (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco or any of its subsidiaries. Class R6 shares of the

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Acquiring Funds are available (i) for use by employer sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day; (ii) to institutional investors, such as banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations; and (iii) through an intermediary that has agreed with Invesco Distributors to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.

Eligibility Requirements for the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund. Class A shares of the Oppenheimer Government Money Market Fund are generally available for purchase by retail investors through authorized dealers. Class Y shares of the Oppenheimer Government Money Market Fund are available only to (i) wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary; (ii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the fund; (iii) institutional investors, which may include corporations, trust companies, endowments and foundations, defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans, retirement plan platforms, insurance companies, registered investment advisor firms, registered investment companies, bank trusts, college savings programs, and family offices, and (iv) eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the fund, its manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. Class E shares of the Oppenheimer Institutional Government Money Market Fund are only offered to other Oppenheimer Funds, their investment manager and its affiliates. Class L shares of the Oppenheimer Institutional Government Money Market Fund are sold directly to institutional investors or through Oppenheimer Distributors. Class P shares of the Oppenheimer Institutional Government Money Market Fund are only sold through an investment professional, such as a dealer, broker or financial institution that has a sales agreement with Oppenheimer Distributors.

Class Y shares of the Acquiring Funds are generally available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary approved to sell Class Y shares; (ii) employer sponsored retirement and benefit plans; (iii) institutional investors that are banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments or foundations; and (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco or any of its subsidiaries. Institutional Class and Private Investment Class shares of the Acquiring Funds are sold directly or through an investment professional and require certain account minimum thresholds to purchase.

Additional information about the eligibility requirements to purchase the Oppenheimer Funds’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Oppenheimer Funds’ prospectuses. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans for Funds other than the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund. Each of the Oppenheimer Funds (except for the Oppenheimer Equity Income Fund, Oppenheimer Fundamental Alternatives Fund, Oppenheimer Global Allocation Fund, Oppenheimer International Equity Fund, Oppenheimer Mid Cap Value Fund, and Oppenheimer Rising Dividends Fund) has adopted a service plan pursuant to Rule 12b-1 under the 1940 Act for Class A shares (each such plan, an “Oppenheimer Class A Service Plan”) and a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for each of their respective Class C and Class R shares, as applicable (each such plan, an “Oppenheimer Distribution and Service Plan”). Each of the Oppenheimer Equity Income Fund, Oppenheimer Fundamental Alternatives Fund, Oppenheimer Global Allocation Fund, Oppenheimer International Equity Fund, Oppenheimer Mid Cap Value Fund, and Oppenheimer Rising Dividends Fund has adopted a distribution and service

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plan pursuant to Rule 12b-1 under the 1940 Act for Class A shares (the “Oppenheimer Class A Distribution and Service Plan”) and an Oppenheimer Distribution and Service Plan for its Class C and Class R shares. Class Y and Class I shares of the Oppenheimer Funds are not subject to a service plan or distribution and service plan.

Class A Shares

Pursuant to its Oppenheimer Class A Service Plan, each applicable Oppenheimer Fund is authorized to make payments to reimburse Oppenheimer Distributors for a portion of the costs of maintaining accounts and providing shareholder services to Class A shareholders at the annual rate of up to 0.25% of the Oppenheimer Fund’s average daily net assets attributable to Class A shares. Under the Oppenheimer Class A Service Plan, only actual expenses of Oppenheimer Distributors (up to 0.25% of the Oppenheimer Fund’s average daily net assets attributable to Class A shares) are reimbursed by the applicable Oppenheimer Funds. Pursuant to its Oppenheimer Class A Distribution and Service Plan, each of the Oppenheimer Equity Income Fund, Oppenheimer Fundamental Alternatives Fund, Oppenheimer Global Allocation Fund, Oppenheimer International Equity Fund, Oppenheimer Mid Cap Value Fund, and Oppenheimer Rising Dividends Fund is authorized to make payments to compensate Oppenheimer Distributors for distribution services, maintaining accounts and providing shareholder services at the annual rate of 0.25% of the average daily net assets attributable to Class A shares; however, each Fund’s Board has currently set the rate payable to 0.00%. Under its Oppenheimer Class A Distribution and Service Plan, each of the Oppenheimer Equity Income Fund, Oppenheimer Fundamental Alternatives Fund, Oppenheimer Global Allocation Fund, Oppenheimer International Equity Fund, Oppenheimer Mid Cap Value Fund, and Oppenheimer Rising Dividends Fund currently pays a service fee of 0.25% of the Fund’s average daily net assets attributable to its Class A shares.

Class C and Class R Shares (All Oppenheimer Funds except for Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, and Oppenheimer Rochester Pennsylvania Municipal Fund)

Pursuant to Oppenheimer Distribution and Service Plans for its Class C and Class R shares, each Oppenheimer Fund is authorized to make payments to Oppenheimer Distributors for distribution services and maintaining accounts and providing shareholder services. Under its Oppenheimer Distribution and Service Plans, each Fund pays an asset-based sales charge for its Class C shares at the annual rate of 0.75% and for its Class R shares, if applicable, at the annual rate of 0.25%, of the Oppenheimer Fund’s average daily net assets attributable to the applicable class. In addition, each Oppenheimer Fund pays a service fee for its Class C and Class R shares at the annual rate of 0.25% of the average daily net assets of the applicable class.

Class C Shares (Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, and Oppenheimer Rochester Pennsylvania Municipal Fund)

Pursuant to Oppenheimer Distribution and Service Plans for its Class C shares, each of the Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, and Oppenheimer Rochester Pennsylvania Municipal Fund is authorized to make payments to Oppenheimer Distributors for distribution services and maintaining accounts and providing shareholder services. Under its Oppenheimer Distribution and Service Plan, each Fund pays an asset-based sales charge for its Class C shares at the annual rate of 0.75% of the Fund’s average daily net assets attributable to Class C. In addition, each Fund is authorized to pay a service fee for its Class C shares at the annual rate of 0.25% of the average daily net assets attributable to that class, but the Oppenheimer Board has set this rate to 0.15%.

Distribution Plans and Service Plans for the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund.

The Oppenheimer Government Money Market Fund has not adopted any distribution and/or shareholder servicing plan pursuant to Rule 12b-1 for its shares. Oppenheimer Institutional Government Money Market Fund has adopted a service plan pursuant to Rule 12b-1 under the 1940 Act for its Class P shares (each such plan, an “Oppenheimer Class P Service Plan”). No other share classes of the Oppenheimer Institutional Government Money Market Fund are subject to a Rule 12b-1 distribution and/or shareholder servicing fee. Pursuant to the Oppenheimer Class P Service Plan, the Oppenheimer Institutional Government Money Market Fund is authorized to make

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payments to reimburse Oppenheimer Distributors for a portion of the costs of maintaining accounts and providing shareholder services to Class P shareholders at the annual rate of up to 0.25% of the average daily net assets attributable to Class P shares. Under the Oppenheimer Class P Service Plan, only actual expenses of Oppenheimer Distributors (up to 0.25% of the average daily net assets attributable to Class P shares) are paid. In addition, with respect to the Oppenheimer Institutional Government Money Market Fund, Oppenheimer Distributors has contractually agreed to waive the fees payable under the Fund’s Oppenheimer Class P Service Plan to limit the fees paid to 0.05% of the average annual net assets for Class P shares of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of the Fund’s prospectus dated September 28, 2018.

Acquiring Funds

The distribution and shareholder servicing plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in substantially the same manner to the corresponding Oppenheimer Fund share class distribution and servicing arrangements. The Acquiring Funds have adopted a distribution and service plan (the “Acquiring Fund Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class C, and Class R shares. Class Y and Class R6 shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plan or the Acquiring Fund Service Plan.

Amounts received by Invesco Distributors from the Acquiring Funds may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

Initial Sales Charge, Reductions and Waivers for Funds other than the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund.

You can buy Class A shares of the Oppenheimer Funds at the offering price, which is the NAV plus, in most cases, an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a CDSC, as disclosed below, on certain redemptions made within 18-months of purchase.

The following tables compare the initial sales charge schedules of the Oppenheimer Funds and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganization. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

All Funds other than the Oppenheimer Government Money Market Fund, Oppenheimer Institutional Government Money Market Fund, Oppenheimer Global Multi-Asset Income Fund, Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund, Oppenheimer Short Term Municipal Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $25,000	5.75%	Less than $25,000	5.50%
$25,000 but less than $50,000	5.50%	$25,000 but less than $50,000	5.50%
$50,000 but less than $100,000	4.75%	$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.75%	$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%	$250,000 but less than $500,000	2.75%

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Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
$500,000 but less than $1,000,000	2.00%	$500,000 but less than $1,000,000	2.00%
More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

Oppenheimer Global Multi-Asset Income Fund, Oppenheimer Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $50,000	4.75%	Less than $50,000	4.25%
$50,000 but less than $100,000	4.50%	$50,000 but less than $100,000	4.25%
$100,000 but less than $250,000	3.50%	$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%	$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%	$500,000 but less than $1,000,000	2.00%
More than $1,000,000	0.00%, but subject to 0.75% CDSC if redeemed within 18 months of purchase*	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

*	The Oppenheimer Global Multi-Asset Income Fund is subject to a 1.00% CDSC if redeemed within 18 months of purchase for initial purchases of more than $1,000,000.

Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Limited-Term Bond Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund, Oppenheimer Short Term Municipal Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $100,000	2.25%	Less than $100,000	2.50%
$100,000 but less than $250,000	1.75%	$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.25%	$250,000 but less than $500,000	1.25%

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Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
More than $500,000	0.00%, but subject to 0.50% CDSC if redeemed within 18 months of purchase*	More than $500,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

*	The Oppenheimer Short Term Municipal Fund is subject to a 0.50% CDSC if redeemed within 12 months of purchase.

Reductions or Waivers of Initial Sales Charges

The Oppenheimer Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Oppenheimer Funds and the Acquiring Funds. Although similar, it is possible that Oppenheimer Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds. The prospectuses of the Oppenheimer Funds that you own include information on purchasing Class A shares of your Oppenheimer Funds with a reduced initial sales charge or without an initial sales charge. The respective enclosed Acquiring Funds prospectuses include information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Oppenheimer Funds which you own. Please also see the Acquiring Funds SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs.

Initial Sales Charge, Reductions and Waivers for the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund.

Class A, Class Y, Class E, Class L, and Class P of the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund do not carry initial sales charges. Class Y, Institutional Class, and Private Investment Class shares of the Acquiring Funds do not carry initial sales charges.

Contingent Deferred Sales Charges, Reductions and Waivers for Funds other than the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund.

Class C Shares

You can buy Class C shares of the Oppenheimer Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge. The CDSC for Class C shares of an Oppenheimer Fund and the corresponding Class C shares of each Acquiring Fund is identical. If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% based on the lower of your original purchase price or current net asset value. Class C shares of the Oppenheimer Funds and the Acquiring Funds are generally not available for purchase of $1 million or more (or for any purchase amount that does not carry a Class A shares initial sales charge listed in the charts above). Additionally, Class C shares of the Acquiring Funds may only be purchased by a shareholder’s / if a shareholder has a broker-dealer of record. In determining whether to charge a CDSC, Class C shares of the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. The Oppenheimer Funds redeem shares in the following order: (1) shares acquired by the reinvestment of dividends or capital gains distributions; (2) other shares that are not subject to the contingent deferred sales charge; and (3) shares held the longest during the holding period. If you own Class C shares of an Oppenheimer Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the

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date that you purchased your Class C Oppenheimer Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares

You may qualify for a CDSC waiver. Please see the respective prospectuses and SAIs for the Oppenheimer Funds and the Acquiring Funds for information on the Class C shares CDSC waivers. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•

If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

Class C shares of the Oppenheimer Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class R, Class Y, Class I, and Class R6 Shares

Class R, Class Y, and Class I shares of the Oppenheimer Funds are not subject to a CDSC. Class R, Class Y, and Class R6 shares of the Acquiring Funds are not subject to a CDSC.

Contingent Deferred Sales Charges, Reductions and Waivers for the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund.

Class A shares of the Oppenheimer Government Money Market Fund may come with a CDSC of 1.00% if (1) you acquired your Class A shares by exchanging the Class A shares of another Oppenheimer fund that were subject to a CDSC into the Oppenheimer Government Money Market Fund; and (2) you then redeemed your Class A shares within the other Oppenheimer fund’s 18-month holding period (or shorter holding period, if applicable).

You may qualify for a CDSC waiver. Please see the Oppenheimer Government Money Market Fund and the respective Acquiring Fund Prospectuses and SAIs for information on the Class A CDSC waivers.

Class Y, Class E, Class L, Class P, Institutional Class, and Private Investment Class

Class Y, Class E, Class L, and Class P shares of the Oppenheimer Government Money Market Fund and the Oppenheimer Institutional Government Money Market Fund are not subject to a CDSC. Class Y, Institutional Class, and Private Investment Class shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Oppenheimer Funds and Acquiring Funds are similar. Shares of the Oppenheimer Funds and Acquiring Funds may be purchased through any financial intermediary that has a selling agreement in place with the Fund’s distributor. No Oppenheimer Fund share class other than Class A may be purchased by a non-institutional investor without using a financial intermediary. The purchase price of each share of the Oppenheimer Funds and the Acquiring Funds is the offering price, which is the net asset value calculated after the distributor receives the order, plus any initial sales charge that applies. Shareholders of the Oppenheimer Funds and Acquiring Funds may make additional purchases by mail, wire, telephone, or internet. Both the Oppenheimer Funds and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.

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Additional information regarding the purchase procedures of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Investment Minimums. The Oppenheimer Funds have established minimum investment amounts for most share classes. The Acquiring Funds have established minimum investment amounts for Class A, C and Y shares, Institutional Class and Private Investment Class shares and for Class R6 shares for certain investors. Class R shares of the Acquiring Funds have no minimum investment requirement.

Class A, C, R and Y shares of most Oppenheimer Funds have a minimum initial investment amount of $1,000. Subsequent purchases may be made in any amount. For Class I shares of the Oppenheimer Funds, the minimum initial investment is $1 million per account (except where waived for certain service provider platforms). Oppenheimer Fund traditional and Roth IRA accounts, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. Wrap fee-based programs, salary reduction plans and other retirement plans and accounts have no minimum initial investment. Class E, L and P shares of the Oppenheimer Institutional Government Money Market Fund have a minimum initial investment of $1 million.

Class A, C and Y shares of the Acquiring Funds maintain minimum initial investment requirements as follows: $25 minimum initial investment for IRAs and Coverdell ESAs purchased through a systematic purchase plan; $50 investment minimum for all other accounts purchased through a systematic purchase plan; $250 investment minimum for IRAs and Coverdell ESAs not purchased through a systematic purchase plan; and $1,000 investment minimums for all traditional accounts. Institutional Class and Private Investment Class shares of the Acquiring Funds maintain a minimum initial investment amount of $1,000, and additional investments may be made in any amount. Class R6 shares of the Acquiring Funds maintain a minimum initial investment of $1 million for employer sponsored retirement and benefit plans and institutional investors, with certain exceptions as described in the Acquiring Fund’s prospectus, and additional investments may be made in any amount.

Redemption Procedures. The redemption procedures employed by the Oppenheimer Funds and the Acquiring Funds are substantially similar. Shareholders of the Oppenheimer Funds and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, internet, or through a financial intermediary. The Oppenheimer Funds and Acquiring Funds typically make payment for shares redeemed in proper form within one business day, and no later than seven days. The Oppenheimer Funds and Acquiring Funds can make redemptions by check, by wire, or direct deposit. Both the Oppenheimer Funds and Acquiring Funds also reserve the right to redeem shares in-kind. The Oppenheimer Funds and the Acquiring Funds typically use cash on hand or sell portfolio securities to meet redemption requests. The Oppenheimer Funds may also borrow under a credit facility to meet redemption requests.

The Oppenheimer Funds redeem shares in the following order: (1) shares acquired by reinvestment of dividends or capital gains distributions, (2) shares that are not subject to a CDSC, (3) shares held the longest during the holding period. The Acquiring Funds redeem shares on a first-in, first-out basis.

The Oppenheimer Funds reserve the right to redeem shares for all share classes except Class I, with 30 days’ notice, when a shareholder’s account balance falls below $500. Oppenheimer Fund Class I shares may be redeemed or converted to Class Y shares if the account balance falls below $250,000.

Classes A and C of the Acquiring Funds may be redeemed by the Fund, with 60 days’ notice, if an account balance falls below $500 for three consecutive months and the account holder has not made any additional purchases within the previous six months. Institutional Class and Private Investment Class shares of the Acquiring Funds may be redeemed by the Fund at the Fund’s discretion if the Fund determines a shareholder has not provided a correct Social Security or other tax identification number on the account application, or the Fund is unable to verify a shareholder’s identity as required by law.

Redemption Fees. The Oppenheimer Funds and the Acquiring Funds do not charge redemption fees, however they both charge CDSCs for certain share classes under certain circumstances. Large purchases of Class A shares of the Oppenheimer Funds may be subject to a 1.00%, 0.75%, or 0.50% CDSC if they are redeemed within an

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18-month holding period measured from the date of purchase. Large purchases of Class A shares of the Acquiring Funds may be subject to a 1.00% CDSC if they are redeemed within an 18-month holding period from the date of purchase. Class C shares of both the Oppenheimer Funds and Acquiring Funds are subject to a 1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase. Class R, Y and R6 shares and Institutional Class and Private Investment Class shares of the Acquiring Funds do not charge a CDSC.

Additional information relating to redemption fees of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Oppenheimer Funds’ prospectus.

Comparison of Exchange Privileges

Shares of a particular class of Oppenheimer Funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer Funds that offer exchange privileges and are available for purchase. Shares are exchanged based on the net asset value, generally without any sales charges, unless a CDSC applies. Exchanges may only be made between identically registered accounts unless shareholders provide a signature guarantee, and shareholders must meet the minimum purchase requirements for the relevant class of the selected Fund.

Shares of the Acquiring Funds may generally also be exchanged for shares of the same class of other Acquiring Funds subject to certain limitations and procedures. Shareholders of certain Acquiring Funds may also exchange Class A shares for Investor Class or Invesco Cash Reserve shares. Shareholders of Institutional Class and Private Investment Class shares of certain Acquiring Funds may only exchange such shares for certain share classes of certain other Acquiring Funds or certain other pre-existing Invesco Funds. Acquiring Fund shares must be held for at least one day prior to an exchange. In addition, shareholders of Oppenheimer Government Money Market Fund that receive Class Y shares of Invesco Oppenheimer Government Money Market Fund in connection with the Reorganization will be eligible to exchange their Class Y shares of Invesco Oppenheimer Government Money Market Fund for Class A shares of other Invesco Funds. Class Y shareholders of Invesco Oppenheimer Government Money Market Fund who exchange their Class Y shares for Class A shares of another Invesco Fund and subsequently wish to exchange back to the Invesco Oppenheimer Government Money Market Fund may exchange their Class A shares of the other Invesco Fund for Invesco Cash Reserve shares of Invesco Oppenheimer Government Money Market Fund if they meet the eligibility criteria of Invesco Cash Reserve shares.

Except as noted below, the Oppenheimer Funds and their Acquiring Funds have adopted policies and procedures designed to discourage and limit excessive or short-term trading of Fund shares. The Oppenheimer Funds and the Acquiring Funds actively monitor trade activity and reserve the right to use their discretion to reject orders or block purchases at any time. In addition, Oppenheimer Fund shareholders are subject to a 30-day exchange limit, in which their Fund account will be blocked from further exchanges for a period of 30 calendar days after exchanging shares from one Oppenheimer fund to another, subject to certain exceptions. The Acquiring Funds will also block further exchanges and purchases for 30 days if a shareholder redeems over $50,000 of shares from a particular Fund in one day. The Oppenheimer Funds and the Acquiring Funds also both employ fair value pricing to limit arbitrage opportunities.

The Oppenheimer Institutional Government Money Market Fund does not offer exchange privileges and does not have policies or procedures designed to limit excessive trading of Fund shares. Shares of the Invesco Oppenheimer Institutional Government Money Market Fund may only be exchanged for shares of Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio, Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Tax-Free Cash Reserve Portfolio, Invesco Treasury Portfolio or for shares of other money market funds in Short-Term Investments Trust and AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (except for Investor Class shares). Shares of such Funds may not be exchanged for retail shares of other Invesco Funds. The Invesco Oppenheimer Government Money Market Fund and Invesco Oppenheimer Institutional Government Money Market Fund do not have policies or procedures designed to limit excessive trading of Fund shares.

Shareholders of an Oppenheimer Fund will not be assessed an initial sales charge on an exchange of shares. Shareholders of an Acquiring Fund may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which they are exchanging. In addition, as a result of differences in the forms of distribution plans among the Acquiring Funds, certain exchanges of Class A, C and R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Before exchanging shares, shareholders should be aware of different investment objectives, principal investment strategies, risks, fees, and other features of the Fund they are exchanging into.

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The purchase and exchange of shares of each of Oppenheimer Developing Markets Fund, Oppenheimer Discovery Fund and Oppenheimer International Small-Mid Company Fund is restricted, subject to certain exceptions described in such Fund’s prospectus. It is anticipated that the corresponding Acquiring Fund for each of the aforementioned Oppenheimer Funds will similarly restrict the purchase and exchange of its shares, subject to similar limited exceptions as described in such Acquiring Fund’s prospectus.

Additional information regarding the Oppenheimer Funds and the Acquiring Funds, including their exchange privileges, are available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Oppenheimer Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Oppenheimer Fund and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, with the same frequency (monthly, quarterly, semi-annually or annually, as applicable), and capital gains distributions, if any, at least annually. The Oppenheimer Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Oppenheimer Funds and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. The amount of dividends and distributions will vary, and there is no guarantee that the Oppenheimer Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

Each of Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund and Oppenheimer Short Term Municipal Fund attempts to pay dividends on its Class A shares at a constant level, although there is no assurance that it will be able to do so. It is anticipated that the corresponding Acquiring Fund for each of the aforementioned Oppenheimer Funds will similarly attempt to pay dividends on its Class A shares at a constant level, although there is no assurance that the Acquiring Fund will be able to do so.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Oppenheimer Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the Oppenheimer Funds delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Oppenheimer Fund is, or is a series of, a Delaware statutory trust (the “Acquiring Trusts” and the “Oppenheimer Trusts,” respectively). As a result, there are no material differences between the rights of shareholders under the governing state laws of the Oppenheimer Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Oppenheimer Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Oppenheimer Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights

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and are freely transferable. Each share of both an Oppenheimer Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of an Oppenheimer Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Oppenheimer Trusts are organized as Delaware statutory trusts (“DSTs”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of trusts organized as DSTs. Each Oppenheimer Trust and Acquiring Trust is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Oppenheimer Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or their respective Declarations or By-Laws unless required by applicable federal law.

The governing instruments of the Oppenheimer Trusts and Acquiring Trusts generally provide that special meetings of shareholders may be called for any purpose determined by the Trustees at any time. In addition, the governing instruments for each Fund provide that shareholders may only call a special meeting of shareholders under certain circumstances. In the case of all Funds, a special meeting may be called as required by federal law including the 1940 Act, upon the written request of shareholders owning shares representing at least the percentage of the total combined votes of all shares of the respective Trust issued and outstanding required by federal law including the 1940 Act.

Submission of Shareholder Proposals. The Oppenheimer Trusts have no provisions in their governing instruments requiring that an Oppenheimer Fund shareholder provide notice to the Oppenheimer Trust in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Oppenheimer Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings. The By-Laws of the Acquiring Trusts require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Trust determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or, in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. For each Oppenheimer Fund and each Acquiring Fund, a quorum will exist if shareholders of one-third of the outstanding shares of such Fund entitled to vote are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting. The governing instruments of the Oppenheimer Trusts and Acquiring Trusts provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Neither the shareholders of the Oppenheimer Funds nor the Acquiring Funds are entitled to cumulative voting.

Many of the Oppenheimer Funds are organized as a separate statutory trust and others are series of statutory trusts. For the Oppenheimer Funds organized as series of a statutory trust, matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each individual Oppenheimer Fund entitled to vote thereon. The governing instruments of the Oppenheimer Funds and the Acquiring Trusts provide that all

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shares of an Oppenheimer Fund or Acquiring Trust shall be voted together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Trustees. The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Oppenheimer Trusts, any Trustee may be removed by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding. For the Acquiring Trusts, any Trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust or by a written instrument signed by at least two-thirds of the Trustees prior to removal.

Amendment of Governing Instruments. Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds. For the Oppenheimer Funds, shareholders have the right to vote on any amendment to the Declaration as determined by the Trustees in their sole discretion or as required by federal law including the 1940 Act, but only to the extent so required. Any such amendment requires the vote of a majority of the votes cast by shareholders present in person or by proxy at a meeting at which a quorum is present. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration (1) as determined by the Trustees in their sole discretion or as required by federal law, including the 1940 Act, but only to the extent required; (2) that would reduce their rights to indemnification as shareholders; and (3) that would amend their voting powers. Any amendment regarding indemnification requires the vote of two-thirds of the outstanding shares entitled to vote and all other amendments require the vote of a majority of the vote cast by shareholders present in person or by proxy at a meeting at which a quorum is present.

Mergers and Reorganizations. The Declaration of each Oppenheimer Trust provides that any merger, consolidation or other reorganization of an Oppenheimer Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act. For the Acquiring Trusts, the Declarations provide that any merger, consolidation or other reorganization of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.

Liquidation of a Fund. Each Oppenheimer Fund and each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.

Liability of Shareholders. Consistent with the DSTA, the Declarations for each Oppenheimer Trust and the Declarations for each Acquiring Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for each Oppenheimer Fund and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund’s assets if any shareholder is personally held liable for the obligations of the Fund.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

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Indemnification.     For each Oppenheimer Fund, the Declaration generally requires the Fund to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses reasonably incurred by any Covered Person in connection with any claim, action, suit or proceeding in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable Oppenheimer Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry). Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The Declaration of the Acquiring Trust provides that every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the By-Laws and applicable laws. The By-Laws of the Acquiring Funds provide that every Covered Person of an Acquiring Fund shall be indemnified by the Acquiring Trust or applicable Acquiring Fund for expenses actually or reasonably incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct. Any indemnification required or permitted under the By-Laws (unless ordered by a court) must be made by the Acquiring Trust or applicable Acquiring Fund only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of Disqualifying Conduct, or (ii) in cases where there is no liability, he or she has not engaged in Disqualifying Conduct. Such determination must be made by (i) the vote of a majority of a quorum of Trustees who are not interested persons (as defined in the 1940 Act) of the Acquiring Trust and is not a party to the proceeding; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Oppenheimer Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Oppenheimer Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Oppenheimer Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time of the issued and outstanding shares of the Oppenheimer Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Oppenheimer Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Oppenheimer Fund immediately prior to the Reorganization.

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The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Oppenheimer Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Oppenheimer Funds are described in Exhibit A.

Each Oppenheimer Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit E that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If an Oppenheimer Fund’s shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur within a reasonable period after its approval by shareholders (and that of a reasonable number of other Oppenheimer Funds’ shareholders) (the “Closing Date”). It is expected that each Fund’s Closing will take place simultaneously for those Oppenheimer Funds that have received shareholder approval. The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Oppenheimer Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. The valuation of an Oppenheimer Fund’s assets shall be immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Oppenheimer Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Oppenheimer Funds may be unable to be transferred to the corresponding Acquiring Fund due to foreign regulatory restrictions or other impediments to transfer. If this occurs, management of each such Oppenheimer Fund and its corresponding Acquiring Fund will take steps to minimize any portfolio disruption by seeking alternative investment exposure to those positions, however in the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.

For a description of the vote required to approve the Agreement, see the “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, an Oppenheimer Fund will distribute to its shareholders of record the shares of the Acquiring Fund received by the Oppenheimer Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Oppenheimer Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Oppenheimer Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of each Acquiring Fund and Oppenheimer Fund are subject to other conditions, including the following conditions:

•

the Acquiring Fund Registration Statement on Form N-14 (of which this Joint Proxy Statement/Prospectus forms a part) under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the Oppenheimer Fund shall have approved the Agreement in accordance with the provisions of the Oppenheimer Fund’s governing instruments, applicable state law and the 1940 Act;

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•

the Acquiring Fund and Oppenheimer Fund will each have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Oppenheimer Fund or its shareholders or the Acquiring Fund.

If the shareholders of an Oppenheimer Fund do not approve the Reorganization, it is anticipated that such Oppenheimer Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer Fund to enter into, an interim investment advisory contract with Invesco Advisers pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund still have not approved the Reorganization, the Oppenheimer Board will consider other possible courses of action for such Oppenheimer Fund, including possibly liquidating the Oppenheimer Fund. Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer Fund approved the Reorganization, and the Oppenheimer Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer Board will consider what action, if any, for each Oppenheimer Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before [                    ], 2019 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Invesco has made certain covenants in connection with the Transaction regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Oppenheimer and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Board of Trustees of the Acquiring Funds currently satisfies such 75% requirement. Invesco has agreed with Oppenheimer to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax

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considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes. As a condition to consummation of the Reorganizations, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Agreement, for federal income tax purposes:

•

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Fund will recognize any gain or loss as a direct result of the Reorganization;

•	The Oppenheimer Funds’ shareholders will not recognize any gain or loss on the exchange of their Oppenheimer Fund shares for corresponding Acquiring Fund shares;

•

The aggregate tax basis in Acquiring Fund shares that an Oppenheimer Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Oppenheimer Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that an Oppenheimer Fund shareholder receives pursuant to the Reorganization will include the holding period for the Oppenheimer Fund shares the shareholder holds immediately before the Reorganization, provided the shareholder holds the shares as capital assets at the time of the Closing; and

•

An Acquiring Fund’s tax basis in each asset the corresponding Oppenheimer Fund transfers to it will be the same as the Oppenheimer Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Oppenheimer Fund’s holding period therefore (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Oppenheimer Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Oppenheimer Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Oppenheimer Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Oppenheimer Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Oppenheimer Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Oppenheimer Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 (the date of enactment of a change in law with respect to capital loss carryovers incurred by regulated investment companies, and such years referred to as “post-enactment taxable years”) may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years (“pre-enactment taxable years”) generally may be carried forward only

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to each of the eight taxable years succeeding the loss year. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unused.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Oppenheimer Fund as a result of the Reorganizations. Thus, a reorganization of an Oppenheimer Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Oppenheimer Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to an Oppenheimer Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

If a Reorganization were to end the tax year of an Oppenheimer Fund, it would accelerate distributions to shareholders from the Oppenheimer Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such an Oppenheimer Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Oppenheimer Fund will be the same as the book cost basis of such assets to the Oppenheimer Fund. The Acquiring Funds will continue the accounting records of the Oppenheimer Funds and, as a result, the accounting books and records of the Oppenheimer Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2018 and January 2019 (collectively, the “Board Meetings”), the Oppenheimer Board discussed and evaluated, among other things, the Reorganization, the Agreement and Invesco Advisers, to assist in it determining whether the Reorganization, including the Agreement, is in the best interests of each Oppenheimer Fund’s shareholders. At the Board Meetings and throughout the consideration process, the Oppenheimer Board, including in each case a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), was advised by its independent legal counsel and special counsel.

General Considerations

At the Board Meetings and throughout the consideration process, the Oppenheimer Board considered information provided by Oppenheimer, MassMutual and Invesco and communicated with senior representatives of Oppenheimer, MassMutual and Invesco regarding such matters as personnel, operations and financial condition. In reviewing the Agreement and each Invesco Advisers Advisory Agreement, the Oppenheimer Board considered the possible effects of their terms and provisions on each Oppenheimer Fund and its shareholders. In connection with the Oppenheimer Board’s recommendation that shareholders of each Oppenheimer Fund approve the Reorganization, the Oppenheimer Board considered, among others, the following factors, but without identifying any single factor as all-important or controlling:

(i)	Current economic conditions, the securities markets and the mutual fund industry;

(ii)	The structure proposed for the Transaction, including the Agreement and related agreements;

(iii)	The history, reputation, qualifications and background of Invesco and its affiliates (including Invesco Advisers) and its key personnel;

(iv)	Invesco’s projected expense savings to Oppenheimer Fund shareholders, including the expense caps referenced below;

(v)

the agreements by Invesco, MassMutual and Oppenheimer to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the funds;

(vi)	The level of retention arrangements that have been put in place for key Oppenheimer employees to ensure continuity of service to the Oppenheimer Funds during and after consummation of the Transaction;

(vii)	A number of assurances from Invesco, including:

a.

That there are no material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer Funds except that unlike an Oppenheimer Fund, each of the Acquiring Funds are party to the Invesco Administrative Services Agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds, or as otherwise described in the Joint Proxy Statement/Prospectus;

b.

That each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund, as well as the continuation of certain borrowing arrangements and attention to capacity constraints;

c.	That the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund;

d.

That: (A) the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same and (B) Invesco Advisers has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least two years after the effective date of the relevant Reorganization so that each Acquiring Fund’s total annual

64

fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Oppenheimer Fund as of [the date of the Reorganization], except for the effects of interest, taxes, dividend expense on short sales, if any, extraordinary or non-routine items, including litigation expenses, or expenses not actually paid due to offset arrangements;

e.	That there is not expected to be any diminution in the nature, quality and extent of services provided to any Oppenheimer Fund;

f.	Confirmation from Invesco that shareholders of the Oppenheimer Funds would not be diluted as a result of the applicable Reorganizations;

g.

Confirmation from Invesco regarding the capability of the Invesco organization to meet the challenges of placing the Acquiring Funds on a common operating platform without interruption of services or any foreseeable short-term or long-term adverse effect on the funds or their shareholders.

(viii)

Information provided by representatives of MassMutual, Oppenheimer and Invesco regarding the anticipated impact of the Transaction, including with respect to the operational, administrative, internal audit and compliance services expected to be provided to the Oppenheimer Funds;

(ix)	Information regarding the distribution arrangements that will be available to the Acquiring Funds;

(x)

The fact that none of the Oppenheimer Funds or Acquiring Funds will bear any costs related to the proxy solicitation or the proposed Reorganization, all of which shall be borne by Invesco and MassMutual or their affiliates;

(xi)	The quality and structure of the boards of trustees of the Acquiring Funds, taking into account the nomination of certain Oppenheimer Fund trustees to serve on those boards to provide continuity;

(xii)

The potential rationalization of the funds on the Invesco platform following absorption of the Acquired Funds and their portfolio management teams. In connection with the potential future liquidation of an Acquiring Fund, the then existing trustee compensation deferrals for its corresponding Acquired Fund (the plan for which will have been frozen upon its reorganization and its liabilities assumed by the Acquiring Fund), may be required to be paid to the former trustees in a lump sum, resulting in accelerated tax payments for the trustees, the adverse effect of which acceleration, solely for trustees retiring upon the reorganization, may be compensated for by Invesco;

(xiii)	Invesco’s financial condition, including the fact that MassMutual will be a significant shareholder, and its commitment to provide services and otherwise support the Oppenheimer Funds/Acquiring Funds;

(xiv)	Other factors described in greater detail below.

Oppenheimer Board Consideration of each Invesco Advisers Advisory Agreement

As part of its consideration of each Reorganization and in light of the fact that if a Reorganization is approved it will put the investment management of the relevant Oppenheimer Fund in the hands of a new investment adviser, the Oppenheimer Board reviewed the form of Invesco Advisers Advisory Agreement. The Oppenheimer Board did not identify any single factor as all-important or controlling. The summary below does not identify all the matters considered by the Oppenheimer Board as part of its review process, but provides a summary of the principal matters it considered on an Oppenheimer Fund by Oppenheimer Fund basis. The Oppenheimer Board considered whether each Invesco Advisers Advisory Agreement would be in the best interests of that Oppenheimer Fund and its shareholders, based on the following factors:

(i)

In light of Invesco’s assurance that each Acquiring Fund will have the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund;

(ii)	An evaluation of the nature, extent and quality of the services to be provided by Invesco Advisers and its affiliates under the applicable advisory agreement, administrative services

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agreement, transfer agency agreement, distribution agreement and by third parties under other service agreements to be entered into;

(iii)	The investment performance of each Oppenheimer Fund and the relative performance of similar accounts managed by Invesco Advisers;

(iv)

In light of Invesco’s assurance that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund, the qualifications, skills and competence of investment advisory personnel and support staff;

(v)	The qualifications and performance of the existing senior leadership team of Invesco Advisers;

(vi)

The fees to be paid for advisory services and expense ratios under each Invesco Advisers Advisory Agreement, including any applicable “breakpoints,” expense caps and fee waivers. The foregoing was considered in light of Invesco’s assurance that: (A) the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same and (B) Invesco Advisers’ agreement to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least two years after the effective date of the relevant Reorganization so that the total annual fund operating expenses as a percentage of average annual net assets of each Acquiring Fund, on a class by class basis, will be no greater than the total annual fund operating expenses of its corresponding Oppenheimer Fund as of [the date of the Reorganization], except for the effects of interest, taxes, dividend expense on short sales, if any, extraordinary or non-routine items, including litigation expenses, or expenses not actually paid due to offset arrangements;

(vii)	Any fall out benefits that Invesco Advisers will receive for itself or its affiliates arising out of its relationship with the Oppenheimer Funds;

(viii)	That the profits, if any, expected to be realized by Invesco Advisers in connection with the operation of the Oppenheimer Funds would not be unreasonable;

(ix)

The financial condition of Invesco Ltd. and its affiliates and the enhanced profitability and economies of scale expected to be obtained by Invesco Advisers, and the anticipated sharing of economies with the Acquiring Funds and their shareholders;

(x)	The economic benefits to be obtained by MassMutual from its sale of OFI to Invesco Ltd. in exchange for securities thereof.

Based on its evaluation of the aforementioned considerations, and taking into account the Transaction-specific factors enumerated above, the Oppenheimer Board unanimously voted to approve the Reorganization for each Fund, and to recommend to the shareholders of each Oppenheimer Fund that they approve the Reorganization with respect to the applicable Oppenheimer Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND OPPENHEIMER FUNDS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund’s prospectus, which has been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each Oppenheimer Fund concerning the following topics, please refer to the following sections of the Oppenheimer Funds’ prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “The Fund’s Past Performance” for more information about the performance of the Oppenheimer Fund; (ii) see “How the Fund is Managed” for more information about the management of the Oppenheimer Fund; (iii) see “About Your Account” for more information about the pricing of shares of the Oppenheimer Fund; (iv) see “Taxes” and “Dividends, Capital Gains and Taxes” for more information

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about tax consequences to shareholders of various transactions in shares of the Oppenheimer Fund and for more information about the Oppenheimer Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” (or “Consolidated Financial Highlights” in the case of a Fund with a wholly-owned Subsidiary) for more information about the Oppenheimer Fund’s financial performance. See also Exhibit F – Financial Highlights.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Oppenheimer Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Oppenheimer Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about [                ], 2019 to all shareholders entitled to vote at the Meeting. Shareholders of record of the Oppenheimer Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Oppenheimer Funds on [                ], 2019 can be found at Exhibit G. Each shareholder is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer Funds in writing to the address of the Oppenheimer Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Oppenheimer Fund. For each Oppenheimer Fund, a quorum will exist if shareholders representing one-third or more of the total combined votes of all shares of a Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by federal law).

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. However, it is the Oppenheimer Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting. In the absence of a quorum, or in the event that a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, the chairperson of the Meeting may propose one or more adjournments to permit further solicitation of proxies. No shareholder vote is required for adjournment.

It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

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Vote Necessary to Approve the Agreement

The Oppenheimer Board has unanimously approved each Reorganization, subject to shareholder approval. For each Oppenheimer Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Oppenheimer Fund.

Proxy Solicitation

The Oppenheimer Funds have engaged the services of AST Fund Solutions, LLC (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Oppenheimer Funds, regular employees of OFI or its affiliate(s) or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

Solicitor’s costs are expected to be approximately $            . The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Oppenheimer, Invesco and/or their affiliates. The Funds and their shareholders will not bear any costs or expenses, directly or indirectly, related to the Transaction and any Reorganization, regardless of whether a Reorganization is consummated.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Oppenheimer Fund. The following tables are as of December 17, 2018 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Oppenheimer Fund share purchase, redemption, and market activity.

Each Oppenheimer Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Oppenheimer Fund.

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CAPITALIZATION TABLES

	OFI Pictet Global Environmental Solutions Fund	Invesco OFI Pictet Global Environmental Solutions Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco OFI Pictet Global Environmental Solutions Fund
Net Assets:
Class Y	$40,445	$—	$—	$40,445
Class I(3)	25,075,432	—	(25,075,432)	—
Class R6(3)	—	—	25,075,432	25,075,432
Net Value Per Share:
Class Y	$8.37	$—	$—	$8.37
Class I(3)	8.38	—	—	—
Class R6(3)	—	—	—	8.38
Shares Outstanding:
Class Y	4,829	—	—	4,829
Class I(3)	2,991,032	—	(2,991,032)	—
Class R6(3)	—	—	2,991,032	2,991,032

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Capital Appreciation Fund	Invesco Oppenheimer Capital Appreciation Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Capital Appreciation Fund
Net Assets:
Class A	$2,989,776,957	$—	$—	$2,989,776,957
Class C	336,178,177	—	—	336,178,177
Class R	96,271,806	—	—	96,271,806
Class Y	96,138,201	—	—	96,138,201
Class I(3)	344,206,854	—	(344,206,854)	—
Class R6(3)	—	—	344,206,854	344,206,854
Net Value Per Share:
Class A	$51.36	$—	$—	$51.36
Class C	37.43	—	—	37.43
Class R	48.08	—	—	48.08
Class Y	55.97	—	—	55.97
Class I(3)	56.17	—	—	—
Class R6(3)	—	—	—	56.17
Shares Outstanding:
Class A	58,211,431	—	—	58,211,431
Class C	8,981,660	—	—	8,981,660
Class R	2,002,400	—	—	2,002,400
Class Y	1,717,787	—	—	1,717,787
Class I(3)	6,128,157	—	(6,128,157)	—
Class R6(3)	—	—	6,128,157	6,128,157

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

69

	Oppenheimer Developing Markets Fund	Invesco Oppenheimer Developing Markets Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Developing Markets Fund
Net Assets:
Class A	$4,561,563,455	$—	$—	$4,561,563,455
Class C	704,557,090	—	—	704,557,090
Class R	490,021,316	—	—	490,021,316
Class Y	16,190,532,976	—	—	16,190,532,976
Class I(3)	13,361,622,927	—	(13,361,622,927)	—
Class R6(3)	—	—	13,361,622,927	13,361,622,927
Net Value Per Share:
Class A	$37.97	$—	$—	$37.97
Class C	35.35	—	—	35.35
Class R	36.50	—	—	36.50
Class Y	37.39	—	—	37.39
Class I(3)	37.38	—	—	—
Class R6(3)	—	—	—	37.38
Shares Outstanding:
Class A	120,144,584	—	—	120,144,584
Class C	19,931,540	—	—	19,931,540
Class R	13,423,540	—	—	13,423,540
Class Y	432,995,453	—	—	432,995,453
Class I(3)	357,466,116	—	(357,466,116)	—
Class R6(3)	—	—	357,466,116	357,466,116

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Discovery Fund	Invesco Oppenheimer Discovery Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Discovery Fund
Net Assets:
Class A	$1,110,154,567	$—	$—	$1,110,154,567
Class C	120,329,393	—	—	120,329,393
Class R	43,737,431	—	—	43,737,431
Class Y	605,972,924	—	—	605,972,924
Class I(3)	198,666,735	—	(198,666,735)	—
Class R6(3)	—	—	198,666,735	198,666,735
Net Value Per Share:
Class A	$63.14	$—	$—	$63.14
Class C	41.93	—	—	41.93
Class R	57.54	—	—	57.54
Class Y	72.72	—	—	72.72
Class I(3)	74.12	—	—	—
Class R6(3)	—	—	—	74.12
Shares Outstanding:
Class A	17,583,683	—	—	17,583,683
Class C	2,869,943	—	—	2,869,943
Class R	760,139	—	—	760,139
Class Y	8,333,370	—	—	8,333,370
Class I(3)	2,680,417	—	(2,680,417)	—
Class R6(3)	—	—	2,680,417	2,680,417

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

70

	Oppenheimer Discovery Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Discovery Mid Cap Growth Fund
Net Assets:
Class A	$550,736,797	$—	$—	$550,736,797
Class C	139,057,841	—	—	139,057,841
Class R	58,551,348	—	—	58,551,348
Class Y	218,567,621	—	—	218,567,621
Class I(3)	261,838,486	—	(261,838,486)	—
Class R6(3)	—	—	261,838,486	261,838,486
Net Value Per Share:
Class A	$16.94	$—	$—	$16.94
Class C	13.58	—	—	13.58
Class R	15.71	—	—	15.71
Class Y	19.18	—	—	19.18
Class I(3)	19.46	—	—	—
Class R6(3)	—	—	—	19.46
Shares Outstanding:
Class A	32,505,661	—	—	32,505,661
Class C	10,236,846	—	—	10,236,846
Class R	3,726,417	—	—	3,726,417
Class Y	11,394,391	—	—	11,394,391
Class I(3)	13,458,472	—	(13,458,472)	—
Class R6(3)	—	—	13,458,472	13,458,472

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Dividend Opportunity Fund	Invesco Oppenheimer Dividend Opportunity Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Dividend Opportunity Fund
Net Assets:
Class A	$165,899,932	$—	$—	$165,899,932
Class C	44,250,069	—	—	44,250,069
Class R	12,963,394	—	—	12,963,394
Class Y	11,926,668	—	—	11,926,668
Class I(3)	3,135,285	—	(3,135,285)	—
Class R6(3)	—	—	3,135,285	3,135,285
Net Value Per Share:
Class A	$21.56	$—	$—	$21.56
Class C	20.79	—	—	20.79
Class R	21.34	—	—	21.34
Class Y	21.53	—	—	21.53
Class I(3)	21.53	—	—	—
Class R6(3)	—	—	—	21.53
Shares Outstanding:
Class A	7,693,327	—	—	7,693,327
Class C	2,127,922	—	—	2,127,922
Class R	607,411	—	—	607,411
Class Y	553,934	—	—	553,934
Class I(3)	145,616	—	(145,616)	—
Class R6(3)	—	—	145,616	145,616

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

71

	Oppenheimer Emerging Markets Innovators Fund	Invesco Oppenheimer Emerging Markets Innovators Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Emerging Markets Innovators Fund
Net Assets:
Class A	$80,359,624	$—	$—	$80,359,624
Class C	31,603,774	—	—	31,603,774
Class R	6,008,741	—	—	6,008,741
Class Y	214,643,271	—	—	214,643,271
Class I(3)	234,402,772	—	(234,402,772)	—
Class R6(3)	—	—	234,402,772	234,402,772
Net Value Per Share:
Class A	$8.93	$—	$—	$8.93
Class C	8.65	—	—	8.65
Class R	8.84	—	—	8.84
Class Y	9.01	—	—	9.01
Class I(3)	9.07	—	—	—
Class R6(3)	—	—	—	9.07
Shares Outstanding:
Class A	9,001,486	—	—	9,001,486
Class C	3,652,683	—	—	3,652,683
Class R	679,685	—	—	679,685
Class Y	23,832,801	—	—	23,832,801
Class I(3)	25,835,631	—	(25,835,631)	—
Class R6(3)	—	—	25,835,631	25,835,631

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Equity Income Fund	Invesco Oppenheimer Equity Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Equity Income Fund
Net Assets:
Class A	$2,007,121,311	$—	$—	$2,007,121,311
Class C	459,301,171	—	—	459,301,171
Class R	98,751,630	—	—	98,751,630
Class Y	240,203,530	—	—	240,203,530
Class I(3)	57,785,941	—	(57,785,941)	—
Class R6(3)	—	—	57,785,941	57,785,941
Net Value Per Share:
Class A	$26.90	$—	$—	$26.90
Class C	20.83	—	—	20.83
Class R	25.60	—	—	25.60
Class Y	26.86	—	—	26.86
Class I(3)	26.83	—	—	—
Class R6(3)	—	—	—	26.83
Shares Outstanding:
Class A	74,612,085	—	—	74,612,085
Class C	22,054,915	—	—	22,054,915
Class R	3,857,038	—	—	3,857,038
Class Y	8,944,135	—	—	8,944,135
Class I(3)	2,153,657	—	(2,153,657)	—
Class R6(3)	—	—	2,153,657	2,153,657

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

72

	Oppenheimer Fundamental Alternatives Fund	Invesco Oppenheimer Fundamental Alternatives Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Fundamental Alternatives Fund
Net Assets:
Class A	$452,415,349	$—	$—	$452,415,349
Class C	84,180,765	—	—	84,180,765
Class R	18,338,296	—	—	18,338,296
Class Y	348,065,302	—	—	348,065,302
Class I(3)	194,526,472	—	(194,526,472)	—
Class R6(3)	—	—	194,526,472	194,526,472
Net Value Per Share:
Class A	$26.08	$—	$—	$26.08
Class C	23.11	—	—	23.11
Class R	24.94	—	—	24.94
Class Y	26.65	—	—	26.65
Class I(3)	26.74	—	—	—
Class R6(3)	—	—	—	26.74
Shares Outstanding:
Class A	17,344,184	—	—	17,344,184
Class C	3,642,903	—	—	3,642,903
Class R	735,173	—	—	735,173
Class Y	13,058,520	—	—	13,058,520
Class I(3)	7,273,447	—	(7,273,447)	—
Class R6(3)	—	—	7,273,447	7,273,447

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Fund	Invesco Oppenheimer Global Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Fund
Net Assets:
Class A	$5,571,820,084	$—	$—	$5,571,820,084
Class C	528,096,832	—	—	528,096,832
Class R	195,624,056	—	—	195,624,056
Class Y	1,763,165,032	—	—	1,763,165,032
Class I(3)	1,718,756,155	—	(1,718,756,155)	—
Class R6(3)	—	—	1,718,756,155	1,718,756,155
Net Value Per Share:
Class A	$74.35	$—	$—	$74.35
Class C	67.68	—	—	67.68
Class R	74.02	—	—	74.02
Class Y	74.36	—	—	74.36
Class I(3)	74.32	—	—	—
Class R6(3)	—	—	—	74.32
Shares Outstanding:
Class A	74,935,386	—	—	74,935,386
Class C	7,803,339	—	—	7,803,339
Class R	2,642,776	—	—	2,642,776
Class Y	23,711,869	—	—	23,711,869
Class I(3)	23,126,750	—	(23,126,750)	—
Class R6(3)	—	—	23,126,750	23,126,750

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

73

	Oppenheimer Global Allocation Fund	Invesco Oppenheimer Global Allocation Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Allocation Fund
Net Assets:
Class A	$998,834,348	$—	$—	$998,834,348
Class C	198,485,298	—	—	198,485,298
Class R	38,038,247	—	—	38,038,247
Class Y	98,021,164	—	—	98,021,164
Class I(3)	31,949,316	—	(31,949,316)	—
Class R6(3)	—	—	31,949,316	31,949,316
Net Value Per Share:
Class A	$17.85	$—	$—	$17.85
Class C	16.97	—	—	16.97
Class R	17.47	—	—	17.47
Class Y	17.86	—	—	17.86
Class I(3)	17.89	—	—	—
Class R6(3)	—	—	—	17.89
Shares Outstanding:
Class A	55,968,684	—	—	55,968,684
Class C	11,698,852	—	—	11,698,852
Class R	2,177,680	—	—	2,177,680
Class Y	5,489,567	—	—	5,489,567
Class I(3)	1,786,350	—	(1,786,350)	—
Class R6(3)	—	—	1,786,350	1,786,350

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Focus Fund	Invesco Oppenheimer Global Focus Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Focus Fund
Net Assets:
Class A	$127,464,490	$—	$—	$127,464,490
Class C	48,701,521	—	—	48,701,521
Class R	7,669,223	—	—	7,669,223
Class Y	242,469,241	—	—	242,469,241
Class I(3)	83,736,120	—	(83,736,120)	—
Class R6(3)	—	—	83,736,120	83,736,120
Net Value Per Share:
Class A	$44.06	$—	$—	$44.06
Class C	40.96	—	—	40.96
Class R	42.94	—	—	42.94
Class Y	44.98	—	—	44.98
Class I(3)	45.47	—	—	—
Class R6(3)	—	—	—	45.47
Shares Outstanding:
Class A	2,893,223	—	—	2,893,223
Class C	1,188,894	—	—	1,188,894
Class R	178,588	—	—	178,588
Class Y	5,390,386	—	—	5,390,386
Class I(3)	1,841,581	—	(1,841,581)	—
Class R6(3)	—	—	1,841,581	1,841,581

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

74

	Oppenheimer Global Multi-Asset Growth Fund	Invesco Oppenheimer Global Multi-Asset Growth Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Multi-Asset Growth Fund
Net Assets:
Class A	$58,330,565	$—	$—	$58,330,565
Class C	3,601,902	—	—	3,601,902
Class R	2,447,992	—	—	2,447,992
Class Y	429,795	—	—	429,795
Class I(3)	10,136	—	(10,136)	—
Class R6(3)	—	—	10,136	10,136
Net Value Per Share:
Class A	$10.11	$—	$—	$10.11
Class C	9.96	—	—	9.96
Class R	10.06	—	—	10.06
Class Y	10.14	—	—	10.14
Class I(3)	10.14	—	—	—
Class R6(3)	—	—	—	10.14
Shares Outstanding:
Class A	5,771,245	—	—	5,771,245
Class C	361,555	—	—	361,555
Class R	243,252	—	—	243,252
Class Y	42,385	—	—	42,385
Class I(3)	1,000	—	(1,000)	—
Class R6(3)	—	—	1,000	1,000

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Global Multi-Asset Income Fund	Invesco Oppenheimer Global Multi-Asset Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Multi-Asset Income Fund
Net Assets:
Class A	$59,212,088	$—	$—	$59,212,088
Class C	7,130,123	—	—	7,130,123
Class R	1,275,305	—	—	1,275,305
Class Y	18,075,267	—	—	18,075,267
Class I(3)	448,696	—	(448,696)	—
Class R6(3)	—	—	448,696	448,696
Net Value Per Share:
Class A	$8.74	$—	$—	$8.74
Class C	8.73	—	—	8.73
Class R	8.74	—	—	8.74
Class Y	8.74	—	—	8.74
Class I(3)	8.74	—	—	—
Class R6(3)	—	—	—	8.74
Shares Outstanding:
Class A	6,771,195	—	—	6,771,195
Class C	817,081	—	—	817,081
Class R	145,939	—	—	145,939
Class Y	2,067,114	—	—	2,067,114
Class I(3)	51,320	—	(51,320)	—
Class R6(3)	—	—	51,320	51,320

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

75

	Oppenheimer Global Opportunities Fund	Invesco Oppenheimer Global Opportunities Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Opportunities Fund
Net Assets:
Class A	$3,007,105,248	$—	$—	$3,007,105,248
Class C	705,221,581	—	—	705,221,581
Class R	210,989,166	—	—	210,989,166
Class Y	2,201,753,971	—	—	2,201,753,971
Class I(3)	1,117,363,390	—	(1,117,363,390)	—
Class R6(3)	—	—	1,117,363,390	1,117,363,390
Net Value Per Share:
Class A	$51.84	$—	$—	$51.84
Class C	44.87	—	—	44.87
Class R	49.56	—	—	49.56
Class Y	52.63	—	—	52.63
Class I(3)	52.95	—	—	—
Class R6(3)	—	—	—	52.95
Shares Outstanding:
Class A	58,011,308	—	—	58,011,308
Class C	15,717,339	—	—	15,717,339
Class R	4,257,601	—	—	4,257,601
Class Y	41,833,319	—	—	41,833,319
Class I(3)	21,101,759	—	(21,101,759)	—
Class R6(3)	—	—	21,101,759	21,101,759

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Gold & Special Minerals Fund	Invesco Oppenheimer Gold & Special Minerals Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Gold & Special Minerals Fund
Net Assets:
Class A	$406,634,939	$—	$—	$406,634,939
Class C	98,923,848	—	—	98,923,848
Class R	93,928,097	—	—	93,928,097
Class Y	146,436,211	—	—	146,436,211
Class I(3)	92,450,478	—	(92,450,478)	—
Class R6(3)	—	—	92,450,478	92,450,478
Net Value Per Share:
Class A	$13.65	$—	$—	$13.65
Class C	12.42	—	—	12.42
Class R	12.99	—	—	12.99
Class Y	13.63	—	—	13.63
Class I(3)	13.74	—	—	—
Class R6(3)	—	—	—	13.74
Shares Outstanding:
Class A	29,799,018	—	—	29,799,018
Class C	7,963,447	—	—	7,963,447
Class R	7,233,362	—	—	7,233,362
Class Y	10,740,343	—	—	10,740,343
Class I(3)	6,730,273	—	(6,730,273)	—
Class R6(3)	—	—	6,730,273	6,730,273

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

76

	Oppenheimer Government Money Market Fund	Invesco Oppenheimer Government Money Market Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Government Money Market Fund
Net Assets:
Class A(3)	$1,754,484,184	$—	($1,754,484,184)	$—
Class Y(3)	39,692,478	—	1,754,484,184	1,794,176,662
Net Value Per Share:
Class A(3)	$1.00	$—	$—	$—
Class Y(3)	1.00	—	—	1.00
Shares Outstanding:
Class A(3)	1,754,471,970	—	(1,754,471,970)	—
Class Y(3)	39,706,042	—	1,754,471,970	1,794,178,012

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class A shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Institutional Government Money Market Fund	Invesco Oppenheimer Institutional Government Money Market Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Institutional Government Money Market Fund
Net Assets:
Class E(3)	$5,011,604,844	$—	$(5,011,604,844)	$—
Class L(3)	183,182,998	—	(183,182,998)	—
Institutional(3)	—	—	5,194,787,842	5,194,787,842
Class P(4)	7,909,691	—	(7,909,691)	—
Private Investment(4)	—	—	7,909,691	7,909,691
Net Value Per Share:
Class E(3)	$1.00	$—	$—	$—
Class L(3)	1.00	—	—	—
Institutional(3)	—	—	—	1.00
Class P(4)	1.00	—	—	—
Private Investment(4)	—	—	—	1.00
Shares Outstanding:
Class E(3)	5,011,953,307	—	(5,011,953,307)	—
Class L(3)	183,202,381	—	(183,202,381)	—
Institutional(3)	—	—	5,195,155,688	5,195,155,688
Class P(4)	7,910,208	—	(7,910,208)	—
Private Investment(4)	—	—	7,910,208	7,910,208

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class E and Class L shares will receive Institutional Class shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Oppenheimer Fund Class P shares will receive Private Investment Class shares of the Acquiring Fund upon closing of the Reorganization.

77

	Oppenheimer Intermediate Term Municipal Fund	Invesco Oppenheimer Intermediate Term Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Intermediate Term Municipal Fund
Net Assets:
Class A	$122,304,140	$—	$—	$122,304,140
Class C	35,298,923	—	—	35,298,923
Class Y	49,029,079	—	—	49,029,079
Net Value Per Share:
Class A	$4.34	$—	$—	$4.34
Class C	4.34	—	—	4.34
Class Y	4.35	—	—	4.35
Shares Outstanding:
Class A	28,154,847	—	—	28,154,847
Class C	8,137,772	—	—	8,137,772
Class Y	11,281,457	—	—	11,281,457

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer International Diversified Fund	Invesco Oppenheimer International Diversified Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer International Diversified Fund
Net Assets:
Class A	$1,115,709,834	$—	$—	$1,115,709,834
Class C	382,796,748	—	—	382,796,748
Class R	179,464,691	—	—	179,464,691
Class Y	1,997,475,920	—	—	1,997,475,920
Class I(3)	568,916,488	—	(568,916,488)	—
Class R6(3)	—	—	568,916,488	568,916,488
Net Value Per Share:
Class A	$15.65	$—	$—	$15.65
Class C	15.12	—	—	15.12
Class R	15.43	—	—	15.43
Class Y	15.84	—	—	15.84
Class I(3)	15.91	—	—	—
Class R6(3)	—	—	—	15.91
Shares Outstanding:
Class A	71,281,404	—	—	71,281,404
Class C	25,321,303	—	—	25,321,303
Class R	11,630,768	—	—	11,630,768
Class Y	126,122,889	—	—	126,122,889
Class I(3)	35,753,977	—	(35,753,977)	—
Class R6(3)	—	—	35,753,977	35,753,977

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

78

	Oppenheimer International Equity Fund	Invesco Oppenheimer International Equity Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer International Equity Fund
Net Assets:
Class A	$175,564,481	$—	$—	$175,564,481
Class C	32,953,037	—	—	32,953,037
Class R	16,403,728	—	—	16,403,728
Class Y	127,810,646	—	—	127,810,646
Class I(3)	1,491,793,103	—	(1,491,793,103)	—
Class R6(3)	—	—	1,491,793,103	1,491,793,103
Net Value Per Share:
Class A	$18.38	$—	$—	$18.38
Class C	16.39	—	—	16.39
Class R	18.15	—	—	18.15
Class Y	18.51	—	—	18.51
Class I(3)	18.25	—	—	—
Class R6(3)	—	—	—	18.25
Shares Outstanding:
Class A	9,554,101	—	—	9,554,101
Class C	2,010,206	—	—	2,010,206
Class R	903,771	—	—	903,771
Class Y	6,906,342	—	—	6,906,342
Class I(3)	81,748,690	—	(81,748,690)	—
Class R6(3)	—	—	81,748,690	81,748,690

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer International Growth Fund	Invesco Oppenheimer International Growth Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer International Growth Fund
Net Assets:
Class A	$1,991,803,193	$—	$—	$1,991,803,193
Class C	324,852,864	—	—	324,852,864
Class R	358,542,518	—	—	358,542,518
Class Y	8,616,860,831	—	—	8,616,860,831
Class I(3)	8,112,623,796	—	(8,112,623,796)	—
Class R6(3)	—	—	8,112,623,796	8,112,623,796
Net Value Per Share:
Class A	$34.95	$—	$—	$34.95
Class C	33.23	—	—	33.23
Class R	34.31	—	—	34.31
Class Y	34.68	—	—	34.68
Class I(3)	34.67	—	—	—
Class R6(3)	—	—	—	34.67
Shares Outstanding:
Class A	56,988,586	—	—	56,988,586
Class C	9,775,315	—	—	9,775,315
Class R	10,450,418	—	—	10,450,418
Class Y	248,432,012	—	—	248,432,012
Class I(3)	233,999,480	—	(233,999,480)	—
Class R6(3)	—	—	233,999,480	233,999,480

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

79

	Oppenheimer International Small- Mid Company Fund	Invesco Oppenheimer International Small- Mid Company Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer International Small- Mid Company Fund
Net Assets:
Class A	$1,380,837,597	$—	$—	$1,380,837,597
Class C	251,230,223	—	—	251,230,223
Class R	83,926,301	—	—	83,926,301
Class Y	4,114,308,295	—	—	4,114,308,295
Class I(3)	2,575,527,711	—	(2,575,527,711)	—
Class R6(3)	—	—	2,575,527,711	2,575,527,711
Net Value Per Share:
Class A	$40.89	$—	$—	$40.89
Class C	37.26	—	—	37.26
Class R	38.87	—	—	38.87
Class Y	40.43	—	—	40.43
Class I(3)	40.51	—	—	—
Class R6(3)	—	—	—	40.51
Shares Outstanding:
Class A	33,766,396	—	—	33,766,396
Class C	6,743,008	—	—	6,743,008
Class R	2,159,430	—	—	2,159,430
Class Y	101,769,889	—	—	101,769,889
Class I(3)	63,585,249	—	(63,585,249)	—
Class R6(3)	—	—	63,585,249	63,585,249

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Limited-Term Bond Fund	Invesco Oppenheimer Limited-Term Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Limited-Term Bond Fund
Net Assets:
Class A	$617,274,563	$—	$—	$617,274,563
Class C	128,611,292	—	—	128,611,292
Class R	36,464,642	—	—	36,464,642
Class Y	544,350,832	—	—	544,350,832
Class I(3)	353,716,438	—	(353,716,438)	—
Class R6(3)	—	—	353,716,438	353,716,438
Net Value Per Share:
Class A	$4.43	$—	$—	$4.43
Class C	4.42	—	—	4.42
Class R	4.43	—	—	4.43
Class Y	4.45	—	—	4.45
Class I(3)	4.44	—	—	—
Class R6(3)	—	—	—	4.44
Shares Outstanding:
Class A	139,251,794	—	—	139,251,794
Class C	29,066,229	—	—	29,066,229
Class R	8,227,118	—	—	8,227,118
Class Y	122,324,242	—	—	122,324,242
Class I(3)	79,591,956	—	(79,591,956)	—
Class R6(3)	—	—	79,591,956	79,591,956

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

80

	Oppenheimer Macquarie Global Infrastructure Fund	Invesco Oppenheimer Macquarie Global Infrastructure Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Macquarie Global Infrastructure Fund
Net Assets:
Class A	$15,922,384	$—	$—	$15,922,384
Class C	1,703,157	—	—	1,703,157
Class R	3,637,866	—	—	3,637,866
Class Y	1,174,849	—	—	1,174,849
Class I(3)	70,929,846	—	(70,929,846)	—
Class R6(3)	—	—	70,929,846	70,929,846
Net Value Per Share:
Class A	$10.03	$—	$—	$10.03
Class C	10.00	—	—	10.00
Class R	10.02	—	—	10.02
Class Y	10.05	—	—	10.05
Class I(3)	10.05	—	—	—
Class R6(3)	—	—	—	10.05
Shares Outstanding:
Class A	1,587,163	—	—	1,587,163
Class C	170,300	—	—	170,300
Class R	362,899	—	—	362,899
Class Y	116,917	—	—	116,917
Class I(3)	7,056,675	—	(7,056,675)	—
Class R6(3)	—	—	7,056,675	7,056,675

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Mid Cap Value Fund	Invesco Oppenheimer Mid Cap Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Mid Cap Value Fund
Net Assets:
Class A	$720,270,528	$—	$—	$720,270,528
Class C	153,413,987	—	—	153,413,987
Class R	56,025,189	—	—	56,025,189
Class Y	87,240,234	—	—	87,240,234
Class I(3)	3,795,889	—	(3,795,889)	—
Class R6(3)	—	—	3,795,889	3,795,889
Net Value Per Share:
Class A	$43.74	$—	$—	$43.74
Class C	35.14	—	—	35.14
Class R	41.67	—	—	41.67
Class Y	45.02	—	—	45.02
Class I(3)	44.57	—	—	—
Class R6(3)	—	—	—	44.57
Shares Outstanding:
Class A	16,466,115	—	—	16,466,115
Class C	4,365,524	—	—	4,365,524
Class R	1,344,591	—	—	1,344,591
Class Y	1,937,967	—	—	1,937,967
Class I(3)	85,174	—	(85,174)	—
Class R6(3)	—	—	85,174	85,174

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

81

	Oppenheimer Municipal Fund	Invesco Oppenheimer Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Municipal Fund
Net Assets:
Class A	$49,569,360	$—	$—	$49,569,360
Class C	26,045,343	—	—	26,045,343
Class Y	24,813,457	—	—	24,813,457
Net Value Per Share:
Class A	$12.61	$—	$—	$12.61
Class C	12.59	—	—	12.59
Class Y	12.60	—	—	12.60
Shares Outstanding:
Class A	3,932,137	—	—	3,932,137
Class C	2,068,297	—	—	2,068,297
Class Y	1,968,670	—	—	1,968,670

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Portfolio Series: Active Allocation Fund	Invesco Oppenheimer Portfolio Series: Active Allocation Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Net Assets:
Class A	$1,552,829,946	$—	$—	$1,552,829,946
Class C	465,224,947	—	—	465,224,947
Class R	116,171,866	—	—	116,171,866
Class Y	23,631,289	—	—	23,631,289
Net Value Per Share:
Class A	$13.28	$—	$—	$13.28
Class C	12.90	—	—	12.90
Class R	13.17	—	—	13.17
Class Y	13.45	—	—	13.45
Shares Outstanding:
Class A	116,961,269	—	—	116,961,269
Class C	36,056,082	—	—	36,056,082
Class R	8,818,386	—	—	8,818,386
Class Y	1,757,188	—	—	1,757,188

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

82

	Portfolio Series: Conservative Investor Fund	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Net Assets:
Class A	$386,380,288	$—	$—	$386,380,288
Class C	120,818,319	—	—	120,818,319
Class R	41,262,242	—	—	41,262,242
Class Y	5,811,851	—	—	5,811,851
Net Value Per Share:
Class A	$9.17	$—	$—	$9.17
Class C	9.01	—	—	9.01
Class R	9.13	—	—	9.13
Class Y	9.23	—	—	9.23
Shares Outstanding:
Class A	42,117,731	—	—	42,117,731
Class C	13,415,986	—	—	13,415,986
Class R	4,517,560	—	—	4,517,560
Class Y	629,635	—	—	629,635

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Portfolio Series: Equity Investor Fund	Invesco Oppenheimer Portfolio Series: Growth Investor Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Net Assets:
Class A	$535,688,486	$—	$—	$535,688,486
Class C	157,960,660	—	—	157,960,660
Class R	51,342,510	—	—	51,342,510
Class Y	20,204,247	—	—	20,204,247
Net Value Per Share:
Class A	$16.16	$—	$—	$16.16
Class C	15.64	—	—	15.64
Class R	16.11	—	—	16.11
Class Y	16.27	—	—	16.27
Shares Outstanding:
Class A	33,156,529	—	—	33,156,529
Class C	10,098,926	—	—	10,098,926
Class R	3,187,950	—	—	3,187,950
Class Y	1,241,739	—	—	1,241,739

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

83

	Portfolio Series: Moderate Investor Fund	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Net Assets:
Class A	$996,393,802	$—	$—	$996,393,802
Class C	342,599,718	—	—	342,599,718
Class R	109,790,961	—	—	109,790,961
Class Y	13,776,705	—	—	13,776,705
Net Value Per Share:
Class A	$11.45	$—	$—	$11.45
Class C	11.15	—	—	11.15
Class R	11.35	—	—	11.35
Class Y	11.53	—	—	11.53
Shares Outstanding:
Class A	87,037,592	—	—	87,037,592
Class C	30,732,326	—	—	30,732,326
Class R	9,670,495	—	—	9,670,495
Class Y	1,194,431	—	—	1,194,431

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Real Estate Fund	Invesco Oppenheimer Real Estate Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Real Estate Fund
Net Assets:
Class A	$357,068,052	$—	$—	$357,068,052
Class C	69,368,712	—	—	69,368,712
Class R	80,964,024	—	—	80,964,024
Class Y	148,376,868	—	—	148,376,868
Class I(3)	282,121,097	—	(282,121,097)	—
Class R6(3)	—	—	282,121,097	282,121,097
Net Value Per Share:
Class A	$22.87	$—	$—	$22.87
Class C	22.21	—	—	22.21
Class R	22.75	—	—	22.75
Class Y	23.14	—	—	23.14
Class I(3)	23.10	—	—	—
Class R6(3)	—	—	—	23.10
Shares Outstanding:
Class A	15,610,931	—	—	15,610,931
Class C	3,123,038	—	—	3,123,038
Class R	3,558,110	—	—	3,558,110
Class Y	6,411,976	—	—	6,411,976
Class I(3)	12,210,559	—	(12,210,559)	—
Class R6(3)	—	—	12,210,559	12,210,559

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

84

	Oppenheimer Rising Dividends Fund	Invesco Oppenheimer Rising Dividends Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rising Dividends Fund
Net Assets:
Class A	$1,817,258,470	$—	$—	$1,817,258,470
Class C	429,996,871	—	—	429,996,871
Class R	96,021,878	—	—	96,021,878
Class Y	313,215,569	—	—	313,215,569
Class I(3)	21,919,418	—	(21,919,418)	—
Class R6(3)	—	—	21,919,418	21,919,418
Net Value Per Share:
Class A	$16.92	$—	$—	$16.92
Class C	14.08	—	—	14.08
Class R	16.80	—	—	16.80
Class Y	17.59	—	—	17.59
Class I(3)	17.54	—	—	—
Class R6(3)	—	—	—	17.54
Shares Outstanding:
Class A	107,406,852	—	—	107,406,852
Class C	30,528,821	—	—	30,528,821
Class R	5,715,653	—	—	5,715,653
Class Y	17,811,011	—	—	17,811,011
Class I(3)	1,249,837	—	(1,249,837)	—
Class R6(3)	—	—	1,249,837	1,249,837

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Rochester AMT- Free Municipal Fund	Invesco Oppenheimer Rochester AMT-Free Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester AMT-Free Municipal Fund
Net Assets:
Class A	$1,103,743,273	$—	$—	$1,103,743,273
Class C	329,658,232	—	—	329,658,232
Class Y	438,257,141	—	—	438,257,141
Net Value Per Share:
Class A	$7.03	$—	$—	$7.03
Class C	6.97	—	—	6.97
Class Y	7.01	—	—	7.01
Shares Outstanding:
Class A	156,934,181	—	—	156,934,181
Class C	47,268,665	—	—	47,268,665
Class Y	62,515,284	—	—	62,515,284

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

85

	Oppenheimer Rochester AMT-Free New York Municipal Fund	Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund
Net Assets:
Class A	$723,516,381	$—	$—	$723,516,381
Class C	82,724,207	—	—	82,724,207
Class Y	59,996,161	—	—	59,996,161
Net Value Per Share:
Class A	$11.13	$—	$—	$11.13
Class C	11.14	—	—	11.14
Class Y	11.15	—	—	11.15
Shares Outstanding:
Class A	64,986,665	—	—	64,986,665
Class C	7,426,218	—	—	7,426,218
Class Y	5,381,874	—	—	5,381,874

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Rochester California Municipal Fund	Invesco Oppenheimer Rochester California Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester California Municipal Fund
Net Assets:
Class A	$780,598,891	$—	$—	$780,598,891
Class C	196,815,406	—	—	196,815,406
Class Y	260,203,799	—	—	260,203,799
Net Value Per Share:
Class A	$8.40	$—	$—	$8.40
Class C	8.36	—	—	8.36
Class Y	8.40	—	—	8.40
Shares Outstanding:
Class A	92,926,041	—	—	92,926,041
Class C	23,536,363	—	—	23,536,363
Class Y	30,967,102	—	—	30,967,102

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

86

	Oppenheimer Rochester Fund Municipals	Invesco Oppenheimer Rochester Municipals Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Municipals Fund
Net Assets:
Class A	$3,800,891,983	$—	$—	$3,800,891,983
Class C	701,495,383	—	—	701,495,383
Class Y	415,204,110	—	—	415,204,110
Net Value Per Share:
Class A	$15.28	$—	$—	$15.28
Class C	15.24	—	—	15.24
Class Y	15.28	—	—	15.28
Shares Outstanding:
Class A	248,780,408	—	—	248,780,408
Class C	46,039,646	—	—	46,039,646
Class Y	27,169,898	—	—	27,169,898

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Rochester High Yield Municipal Fund	Invesco Oppenheimer Rochester High Yield Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester High Yield Municipal Fund
Net Assets:
Class A	$3,064,569,587	$—	$—	$3,064,569,587
Class C	1,203,209,816	—	—	1,203,209,816
Class Y	1,694,794,025	—	—	1,694,794,025
Net Value Per Share:
Class A	$7.26	$—	$—	$7.26
Class C	7.22	—	—	7.22
Class Y	7.25	—	—	7.25
Shares Outstanding:
Class A	422,389,943	—	—	422,389,943
Class C	166,576,299	—	—	166,576,299
Class Y	233,856,681	—	—	233,856,681

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

87

	Oppenheimer Rochester Limited Term California Municipal Fund	Invesco Oppenheimer Rochester Limited Term California Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Limited Term California Municipal Fund
Net Assets:
Class A	$183,576,115	$—	$—	$183,576,115
Class C	92,730,760	—	—	92,730,760
Class Y	202,622,566	—	—	202,622,566
Net Value Per Share:
Class A	$3.18	$—	$—	$3.18
Class C	3.16	—	—	3.16
Class Y	3.18	—	—	3.18
Shares Outstanding:
Class A	57,807,426	—	—	57,807,426
Class C	29,322,475	—	—	29,322,475
Class Y	63,625,097	—	—	63,625,097

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Rochester Limited Term New York Municipal Fund	Invesco Oppenheimer Rochester Limited Term New York Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Limited Term New York Municipal Fund
Net Assets:
Class A	$1,164,152,049	$—	$—	$1,164,152,049
Class C	379,290,444	—	—	379,290,444
Class Y	167,765,322	—	—	167,765,322
Net Value Per Share:
Class A	$2.95	$—	$—	$2.95
Class C	2.93	—	—	2.93
Class Y	2.95	—	—	2.95
Shares Outstanding:
Class A	394,850,368	—	—	394,850,368
Class C	129,415,574	—	—	129,415,574
Class Y	56,895,269	—	—	56,895,269

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

88

	Oppenheimer Rochester New Jersey Municipal Fund	Invesco Oppenheimer Rochester New Jersey Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester New Jersey Municipal Fund
Net Assets:
Class A	$154,351,923	$—	$—	$154,351,923
Class C	68,888,223	—	—	68,888,223
Class Y	24,128,672	—	—	24,128,672
Net Value Per Share:
Class A	$9.24	$—	$—	$9.24
Class C	9.25	—	—	9.25
Class Y	9.25	—	—	9.25
Shares Outstanding:
Class A	16,709,785	—	—	16,709,785
Class C	7,447,857	—	—	7,447,857
Class Y	2,608,881	—	—	2,608,881

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Rochester Pennsylvania Municipal Fund	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Pennsylvania Municipal Fund
Net Assets:
Class A	$411,527,911	$—	$—	$411,527,911
Class C	156,716,965	—	—	156,716,965
Class Y	54,282,548	—	—	54,282,548
Net Value Per Share:
Class A	$10.41	$—	$—	$10.41
Class C	10.38	—	—	10.38
Class Y	10.42	—	—	10.42
Shares Outstanding:
Class A	39,534,892	—	—	39,534,892
Class C	15,097,409	—	—	15,097,409
Class Y	5,211,811	—	—	5,211,811

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

89

	Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund
Net Assets:
Class A	$602,925,570	$—	$—	$602,925,570
Class C	293,528,248	—	—	293,528,248
Class Y	148,889,137	—	—	148,889,137
Net Value Per Share:
Class A	$4.41	$—	$—	$4.41
Class C	4.39	—	—	4.39
Class Y	4.41	—	—	4.41
Shares Outstanding:
Class A	136,732,975	—	—	136,732,975
Class C	66,935,879	—	—	66,935,879
Class Y	33,772,297	—	—	33,772,297

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

	Oppenheimer Rochester Short Term Municipal Fund	Invesco Oppenheimer Rochester Short Term Municipal Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Rochester Short Term Municipal Fund
Net Assets:
Class A	$400,099,048	$—	$—	$400,099,048
Class C	82,215,341	—	—	82,215,341
Class Y	674,418,096	—	—	674,418,096
Net Value Per Share:
Class A	$3.71	$—	$—	$3.71
Class C	3.71	—	—	3.71
Class Y	3.71	—	—	3.71
Shares Outstanding:
Class A	107,701,108	—	—	107,701,108
Class C	22,134,560	—	—	22,134,560
Class Y	181,544,245	—	—	181,544,245

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

90

	Oppenheimer Small Cap Value Fund	Invesco Oppenheimer Small Cap Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Small Cap Value Fund
Net Assets:
Class A	$17,094,649	$—	$—	$17,094,649
Class C	5,103,803	—	—	5,103,803
Class R	3,969,805	—	—	3,969,805
Class Y	1,882,583	—	—	1,882,583
Class I(3)	29,804	—	(29,804)	—
Class R6(3)	—	—	29,804	29,804
Net Value Per Share:
Class A	$10.00	$—	$—	$10.00
Class C	9.94	—	—	9.94
Class R	10.01	—	—	10.01
Class Y	10.01	—	—	10.01
Class I(3)	10.00	—	—	—
Class R6(3)	—	—	—	10.00
Shares Outstanding:
Class A	1,709,521	—	—	1,709,521
Class C	513,447	—	—	513,447
Class R	396,781	—	—	396,781
Class Y	188,124	—	—	188,124
Class I(3)	2,980	—	(2,980)	—
Class R6(3)	—	—	2,980	2,980

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

	Oppenheimer Value Fund	Invesco Oppenheimer Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Value Fund
Net Assets:
Class A	$458,124,979	$—	$—	$458,124,979
Class C	87,408,106	—	—	87,408,106
Class R	35,404,259	—	—	35,404,259
Class Y	66,367,929	—	—	66,367,929
Class I(3)	874,749,771	—	(874,749,771)	—
Class R6(3)	—	—	874,749,771	874,749,771
Net Value Per Share:
Class A	$29.37	$—	$—	$29.37
Class C	27.85	—	—	27.85
Class R	28.72	—	—	28.72
Class Y	30.12	—	—	30.12
Class I(3)	30.05	—	—	—
Class R6(3)	—	—	—	30.05
Shares Outstanding:
Class A	15,596,240	—	—	15,596,240
Class C	3,138,143	—	—	3,138,143
Class R	1,232,694	—	—	1,232,694
Class Y	2,203,465	—	—	2,203,465
Class I(3)	29,110,683	—	(29,110,683)	—
Class R6(3)	—	—	29,110,683	29,110,683

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

91

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of [                    ], 20[    ], to the knowledge of each Oppenheimer Fund, owned 5% or more of the outstanding shares of a class of such Oppenheimer Fund can be found at Exhibit H.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Oppenheimer Fund and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Oppenheimer Funds by the Trustees and executive officers of the Oppenheimer Funds can be found at Exhibit H.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Oppenheimer Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Oppenheimer Funds, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Oppenheimer Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Oppenheimer Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the Oppenheimer Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Oppenheimer Fund’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Oppenheimer Fund hereafter called should send the proposal to the Oppenheimer Fund at the Oppenheimer Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for an Oppenheimer Fund, shareholders of such Oppenheimer Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Oppenheimer Funds only, annual and semiannual reports filed by such Oppenheimer Funds as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Oppenheimer Fund’s registration statement, which contains the Oppenheimer Fund’s prospectuses and related SAIs, is set forth on Exhibit A. Such Oppenheimer Funds’ prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund’s prospectuses and related SAIs, is set forth on Exhibit A.

92

Each Acquiring Fund and each Oppenheimer Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549-2736. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, DC 20549-2736, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

93

EXHIBIT A

OPPENHEIMER FUNDS AND CORRESPONDING ACQUIRING FUNDS

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust	333-215964	Invesco OFI Pictet Global Environmental Solutions Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905
Class Y		Class Y
Class I		Class R6

Oppenheimer Capital Appreciation Fund	002-69719	Invesco Oppenheimer Capital Appreciation Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Developing Markets Fund	333-05579	Invesco Oppenheimer Developing Markets Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Discovery Fund	033-00371	Invesco Oppenheimer Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Discovery Mid Cap Growth Fund	333-44176	Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Dividend Opportunity Fund	333-100700	Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	002-25469
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Emerging Markets Innovators Fund	333-194049	Invesco Oppenheimer Emerging Markets Innovators Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Equity Income Fund	333-16881	Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds	033-15489	Invesco Oppenheimer Fundamental Alternatives Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Global Fund	002-31661	Invesco Oppenheimer Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Global Allocation Fund a series of Oppenheimer Quest for Value Funds	033-15489	Invesco Oppenheimer Global Allocation Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Global Focus Fund	333-144517	Invesco Oppenheimer Global Focus Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Global Multi-Asset Growth Fund	333-203796	Invesco Oppenheimer Global Multi-Asset Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Global Multi-Asset Income Fund	333-198554	Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Global Opportunities Fund	033-33799	Invesco Oppenheimer Global Opportunities Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Gold & Special Minerals Fund	002-82590	Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Government Money Market Fund	002-49887	Invesco Oppenheimer Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519
Class A		Class Y
Class Y		Class Y

Oppenheimer Institutional Government Money Market Fund	333-133173	Invesco Oppenheimer Institutional Government Money Market Fund, a series of Short-Term Investments Trust	002-58287
Class E		Institutional
Class L		Institutional
Class P		Private Investment Class

Oppenheimer Intermediate Term Municipal Fund	333-147208	Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer International Diversified Fund	333-125805	Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer International Equity Fund	033-34720	Invesco Oppenheimer International Equity Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer International Growth Fund	333-00201	Invesco Oppenheimer International Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer International Small-Mid Company Fund	333-31537	Invesco Oppenheimer International Small-Mid Company Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	033-44611
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Limited-Term Bond Fund	002-76645	Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Macquarie Global Infrastructure Fund	333-209415	Invesco Oppenheimer Macquarie Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds	333-53294	Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Municipal Fund	333-132783	Invesco Oppenheimer Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series	333-121449	Invesco Oppenheimer Portfolio Series: Active Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y

Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series	333-121449	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y

Oppenheimer Portfolio Series: Equity Investor Fund, a series of Oppenheimer Portfolio Series	333-121449	Invesco Oppenheimer Portfolio Series: Growth Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series	333-121449	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y

Oppenheimer Real Estate Fund	333-74582	Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Rising Dividends Fund	002-65223	Invesco Oppenheimer Rising Dividends Fund, a series of AIM Equity Funds (Invesco Equity Funds)	002-25469
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Rochester AMT-Free Municipal Fund	002-57116	Invesco Oppenheimer Rochester AMT-Free Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester AMT-Free New York Municipal Fund	002-91683	Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester California Municipal Fund	033-23566	Invesco Oppenheimer Rochester California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester Fund Municipals	033-03692	Invesco Oppenheimer Rochester Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	033-30198	Invesco Oppenheimer Rochester High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Rochester Limited Term California Municipal Fund	333-111230	Invesco Oppenheimer Rochester Limited Term California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester® Portfolio Series	033-41511	Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	033-30198	Invesco Oppenheimer Rochester New Jersey Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	033-30198	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	033-66242
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Rochester Short Duration High Yield Municipal Fund	033-08054	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class Y		Class Y

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Short Term Municipal Fund	333-147062	Invesco Oppenheimer Short Term Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074
Class A		Class A
Class C		Class C
Class Y		Class Y

Oppenheimer Small Cap Value Fund	333-206691	Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

Oppenheimer Value Fund, a series of Oppenheimer Series Fund	002-75276	Invesco Oppenheimer Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	002-85905
Class A		Class A
Class C		Class C
Class R		Class R
Class Y		Class Y
Class I		Class R6

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS

1.

Prospectus dated July 27, 2018 for OFI Funds Trust, with respect to OFI Pictet Global Environmental Solutions Fund (filed via EDGAR on August 1, 2018, Accession No. 0000728889-18-001129, as supplemented on November 1, 2018, Accession No. 0000728889-18-001903).

2.

Prospectus dated October 30, 2018, for Oppenheimer Capital Appreciation Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001726, as supplemented on November 1, 2018, Accession No. 0000728889-18-001903 and November 29, 2018, Accession No. 0000728889-18-002148).

3.

Prospectus dated October 30, 2018, for Oppenheimer Developing Markets Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001716, as supplemented on November 1, 2018, Accession No. 0000728889-18-001903 and November 29, 2018, Accession No. 0000728889-18-002148).

4.	Prospectus dated November 28, 2018, for Oppenheimer Discovery Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002108).

5.	Prospectus dated December 28, 2018, for Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on December 28, 2018, Accession No 0000728889-18-002258).

6.

Prospectus dated August 28, 2018, for Oppenheimer Dividend Opportunity Fund (filed via EDGAR on August 27, 2018, Accession No. 0000728889-18-001448, as supplemented on November 1, 2018, Accession No. 0000728889-18-001903 and November 29, 2018, Accession No. 0000728889-18-002148).

7.	Prospectus dated December 28, 2018, for Oppenheimer Emerging Markets Innovators Fund (filed via EDGAR on December 27, 2018, Accession No. 0000728889-18-002246).

8.	Prospectus dated December 28, 2018, for Oppenheimer Equity Income Fund (filed via EDGAR on December 28, 2018, Accession No. 0000728889-18-002256).

9.	Prospectus dated November 28, 2018, for Oppenheimer Global Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002080).

10.

Prospectus dated August 31, 2018, for Oppenheimer Global Focus Fund (filed via EDGAR on August 27, 2018, Accession No 0000728889-18-001444, as supplemented November 1, 2018, Accession No. 0000728889-18-001906 and November 29, 2018 (Accession No. 0000728889-18-002143).

11.

Prospectus dated February 28, 2018, for Oppenheimer Global Multi-Asset Growth Fund (filed via EDGAR on March 5, 2018, Accession No. 0000728889-18-000441, as supplemented on April 24, 2018, Accession No. 0000728889-18-000772; June 28, 2018; Accession No. 0000728889-18-001018; August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001906; and November 29, 2018, Accession No. 0000728889-18-002143).

12.

Prospectus dated February 28, 2018, for Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR March 5, 2018, Accession No. 0000728889-18-000434; as supplemented on April 24, 2018, Accession No. 0000728889-18-000772; August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001906; November 29, 2018, Accession No. 0000728889-18-002143; and December 14, 2018, Accession No. 0000728889-18-002201).

13.	Prospectus dated November 28, 2018, for Oppenheimer Global Opportunities Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002110).

B-1

14.

Prospectus dated August 29, 2018, for Oppenheimer Gold & Special Minerals Fund (filed via EDGAR on August 28, 2018, Accession No. 0000728889-18-001457, as supplemented on November 1, 2018, Accession No. 0000728889-18-001906 and November 29, 2018, Accession No. 0000728889-18-002143).

15.

Prospectus dated September 28, 2018, for Oppenheimer Government Money Market Fund (filed via EDGAR on September 28, 2018, Accession No. 0000728889-18-001552, as supplemented on November 1, 2018, Accession No. 0000728889-18-001906 and November 29, 2018, Accession No. 0000728889-18-002143).

16.

Prospectus dated September 27, 2018, for Oppenheimer Institutional Government Money Market Fund (filed via EDGAR on September 26, 2018, Accession No. 0000728889-18-001519, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907).

17.

Prospectus dated January 26, 2018 for Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000122, as supplemented on April 24, 2018, Accession No. 0000728889-18-000775; May 17, 2018, Accession No. 0000728889-18-000863; August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001907; and November 29, 2018, Accession No. 0000728889-18-002147).

18.

Prospectus dated June 28, 2018, for Oppenheimer International Diversified Fund (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001013, as supplemented on August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001907; and November 29, 2018, Accession No. 0000728889-18-002147).

19.

Prospectus dated March 29, 2018, for Oppenheimer International Equity Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000534, as supplemented on April 24, 2018, Accession No. 0000728889-18-000773; August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001907; and November 29, 2018, Accession No. 0000728889-18-002147).

20.

Prospectus dated January 26, 2018, for Oppenheimer International Growth Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000108, as supplemented on April 24, 2018, Accession No. 0000728889-18-000773; August 8, 2018, Accession No. 0000728889-18-001199; November 1, 2018, Accession No. 0000728889-18-001907; and November 29, 2018, Accession No. 0000728889-18-002147).

21.

Prospectus dated October 30, 2018, for Oppenheimer International Small-Mid Company Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001710, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907 and November 29, 2018, Accession No. 0000728889-18-002147).

22.	Prospectus dated December 28, 2018, for Oppenheimer Limited-Term Bond Fund (filed via EDGAR January 2, 2019, Accession No. Accession No. 0000728889-19-000013).

23.

Prospectus dated February 28, 2018, for Oppenheimer Macquarie Global Infrastructure Fund (filed via EDGAR on March 5, 2018, Accession No. 0000728889-18-000435, as supplemented on April 24, 2018, Accession No. 0000728889-18-000774; August 8, 2018, Accession No. 0000728889-18-001202;. November 1, 2018, Accession No. 0000728889-18-001907; and November 29, 2018, Accession No. 0000728889-18-002147).

24.

Prospectuses dated November 28, 2018 for Oppenheimer Multi-State Municipal Trust, with respect to Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester High Yield Municipal Fund and Oppenheimer Rochester New Jersey Municipal Fund (filed via EDGAR on November 28, 2018, Accession No. 0000728889-18-002116).

25.

Prospectuses dated May 30, 2018 for Oppenheimer Portfolio Series, with respect to Oppenheimer Portfolio Series: Active Allocation Fund, Oppenheimer Portfolio Series: Equity Investor Fund, Oppenheimer Portfolio Series: Conservative Investor Fund and Oppenheimer Portfolio Series: Moderate Investor Fund

B-2

(filed via EDGAR on June 4, 2018, Accession No. 0000728889-18-000954, as supplemented on August 8, 2018, Accession No. 0000728889-18-001202; November 1, 2018, Accession No. 0000728889-18-001907; November 29, 2018, Accession No. 0000728889-18-002145; and December 3, 2018, Accession No. 0000728889-18-002181).

26.

Prospectuses dated February 28, 2018 for Oppenheimer Quest for Value Funds, with respect to Oppenheimer Global Allocation Fund, Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (filed via EDGAR on February 26, 2018, Accession No. 0000728889-18-000368, as supplemented on February 27, 2018, Accession No. 0000728889-18-000399; April 24, 2018, Accession No. 0000728889-18-000775; August 8, 2018, Accession No. 0000728889-18-001198; November 1, 2018, Accession No. 0000728889-18-001903; November 29, 2018, Accession No. 0000728889-18-002145; and December 14, 2018, Accession No. 0000728889-18-002201, as amended March 5, 2018 with respect to Oppenheimer Global Allocation Fund, Accession No. 0000728889-18-000440).

27.

Prospectus dated August 28, 2018 for Oppenheimer Real Estate Fund (filed via EDGAR on August 30, 2018, Accession No. 0000728889-18-001476, as supplemented on November 1, 2018, Accession No. 0000728889-18-001908 and November 29, 2018, Accession No. 0000728889-18-002145).

28.	Prospectus dated December 28, 2018 for Oppenheimer Rising Dividends Fund (filed via EDGAR on December 28, 2018, Accession No. 0000728889-18-002254).

29.	Prospectus dated November 28, 2018 for Oppenheimer Rochester AMT-Free Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002093).

30.

Prospectus on dated January 26, 2018 for Oppenheimer Rochester AMT-Free New York Municipal Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000118, as supplemented on April 24, 2018, Accession No. 0000728889-18-000774; May 17, 2018, Accession No. 0000728889-18-000867; August 8, 2018, Accession No. 0000728889-18-001204; November 1, 2018, Accession No. 0000728889-18-001908; and November 29, 2018, Accession No. 0000728889-18-002145).

31.	Prospectus dated November 28, 2018 for Oppenheimer Rochester California Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002105).

32.

Prospectus dated March 29, 2018 for Oppenheimer Rochester Fund Municipals (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000547, as supplemented on April 24, 2018, Accession No. 0000728889-18-000774; May 17, 2018, Accession No. 0000728889-18-000867; August 8, 2018, Accession No. 0000728889-18-001204; November 1, 2018, Accession No. 0000728889-18-001908; and November 29, 2018, Accession No. 0000728889-18-002145).

33.	Prospectus dated November 28, 2018 for Oppenheimer Rochester Limited Term California Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002096).

34.

Prospectus dated January 26, 2018 for Oppenheimer Rochester Short Duration High Yield Municipal Fund (f/k/a Oppenheimer Rochester Limited Term Municipal Fund) (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000120, as supplemented on April 24, 2018, Accession No. 0000728889-18-000775; May 17, 2018, Accession No. 0000728889-18-000867; August 8, 2018, Accession No. 0000728889-18-001204; November 1, 2018, Accession No. 0000728889-18-001908; and November 29, 2018, Accession No. 0000728889-18-002146).

35.

Prospectus dated March 29, 2018 for Rochester Portfolio Series, with respect to Oppenheimer Rochester Limited Term New York Municipal Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000532, as supplemented on April 24, 2018, Accession No. 0000728889-18-000775; May 17, 2018, Accession No. 0000728889-18-000867; August 8, 2018, Accession No. 0000728889-18-001204; November 1, 2018, Accession No. 0000728889-18-001908; and November 29, 2018, Accession No. 0000728889-18-002145).

B-3

36.

Prospectus dated October 15, 2018 for Oppenheimer Municipal Fund (f/k/a Oppenheimer Rochester Minnesota Municipal Fund) (filed via EDGAR on October 12, 2018, Accession No. 0000728889-18-001604, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907 and November 29, 2018, Accession No. 0000728889-18-002146).

37.

Prospectus dated February 28, 2018 for Oppenheimer Series Fund, with respect to Oppenheimer Value Fund (filed via EDGAR on March 5, 2018, Accession No. 0000728889-18-000428, as supplemented on April 24, 2018, Accession No. 0000728889-18-000776; August 8, 2018, Accession No. 0000728889-18-001205; November 1, 2018, Accession No. 0000728889-18-001909; and November 29, 2018, Accession No. 0000728889-18-002146).

38.

Prospectus dated September 27, 2018 for Oppenheimer Short Term Municipal Fund (filed via EDGAR on October 2, 2018, Accession No. 0000728889-18-001574, as supplemented on November 1, 2018, Accession No. 0000728889-18-001908 and November 29, 2018, Accession No. 0000728889-18-002146).

39.

Prospectus dated August 28, 2018 for Oppenheimer Small Cap Value Fund (filed via EDGAR on August 27, 2018, Accession 0000728889-18-001446, as supplemented on November 1, 2018, Accession No. 0000728889-18-001908 and November 29, 2018, Accession No. 0000728889-18-002146).

40.

Prospectuses dated                 , 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer Equity Income Fund, Invesco Oppenheimer Discovery Fund and Invesco Oppenheimer Capital Appreciation Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

41.

Prospectuses dated                 , 2019 for AIM Growth Series (Invesco Growth Series) with respect to Invesco Oppenheimer Mid Cap Value Fund; Invesco Oppenheimer International Diversified Fund; Invesco Oppenheimer Portfolio Series: Active Allocation Fund; Invesco Oppenheimer Portfolio Series: Conservative Investor Fund; Invesco Oppenheimer Portfolio Series: Moderate Investor Fund; and Invesco Oppenheimer Portfolio Series: Growth Investor Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

42.

Prospectuses dated                 , 2019 for AIM Equity Funds (Invesco Equity Fund) with respect to Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer Rising Dividends Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

43.

Prospectuses dated                 , 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds) with respect to Invesco Oppenheimer Government Money Market Fund and Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

44.

Prospectuses dated                 , 2019 for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Oppenheimer Developing Markets Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Emerging Markets Innovators Fund, Invesco Oppenheimer Global Multi-Asset Income Fund, Invesco Oppenheimer Macquarie Global Infrastructure Fund, Invesco Oppenheimer Global Allocation Fund and Invesco Oppenheimer Fundamental Alternatives Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

45.

Prospectuses dated                 , 2019 for AIM International Mutual Funds (Invesco International Mutual Funds) with respect to Invesco Oppenheimer Global Fund, Invesco Oppenheimer Global Focus Fund, Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer Global Opportunities Fund, Invesco Oppenheimer International Equity Fund, Invesco Oppenheimer International Growth Fund and Invesco Oppenheimer International Small-Mid Company Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

46.	Prospectuses dated , 2019 for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Oppenheimer Gold & Special Minerals Fund, Invesco OFI Pictet Global Environmental Solutions Fund,

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Invesco Oppenheimer Value Fund and Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on , 2019, Accession No. ).

47.

Prospectuses dated                 , 2019 for AIM Tax-Exempt Funds (Invesco Tax Exempt Funds) with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, Invesco Oppenheimer Rochester High Yield Municipal Fund, Invesco Oppenheimer Rochester New Jersey Municipal Fund, Invesco Oppenheimer Rochester AMT-Free Municipal Fund, Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, Invesco Oppenheimer Rochester California Municipal Fund, Invesco Oppenheimer Rochester Municipals Fund, Invesco Oppenheimer Rochester Limited Term California Municipal Fund, Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, Invesco Oppenheimer Municipal Fund and Invesco Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on                 , 2019, Accession No.                 ).

48.	Prospectuses dated , 2019 for Short-Term Investments Trust with respect to Invesco Oppenheimer Institutional Government Money Market (filed via EDGAR on , 2019, Accession No. ).

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EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Industry Concentration

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Concentration Restriction	Corresponding Acquiring Fund’s Fundamental Concentration Restriction
Each Oppenheimer Fund, except Oppenheimer Gold & Special Minerals Fund, Oppenheimer Government Money Market Fund, Oppenheimer Institutional Government Money Market Fund, Oppenheimer Macquarie Global Infrastructure Fund and Oppenheimer Real Estate Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Oppenheimer Gold & Special Minerals Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in investments in the metals, mining and minerals industries and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in investments in the metals, mining and minerals industries.

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Oppenheimer Fund	Oppenheimer Fund’s Fundamental Concentration Restriction	Corresponding Acquiring Fund’s Fundamental Concentration Restriction
Oppenheimer Government Money Market Fund and Oppenheimer Institutional Government Money Market Fund

The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

The Fund has a fundamental concentration policy that permits it to invest without limit in the obligations of banks. The Fund will retain this fundamental policy as is since the SEC has long taken the position that money market funds may reserve the right to invest without limit in obligations of U.S. banks without being deemed to concentrate its investments. As a government money market fund, the Fund will not rely on the policy to invest without limit in obligations issued by banks, and it will retain this policy solely to avoid the expense of an unnecessary shareholder vote, which would be required to remove this fundamental policy.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Oppenheimer Macquarie Global Infrastructure Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund will invest without limit in securities of infrastructure companies, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and	Invesco Oppenheimer Macquarie Global Infrastructure Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in securities of infrastructure companies.

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Oppenheimer Fund	Oppenheimer Fund’s Fundamental Concentration Restriction	Corresponding Acquiring Fund’s Fundamental Concentration Restriction
instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

Oppenheimer Real Estate Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in the real estate industry, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the real estate industry.

Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Borrowing

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Borrowing Restriction	Corresponding Acquiring Fund’s Fundamental Borrowing Restriction
Each Oppenheimer Fund	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

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Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Underwriting

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Underwriting Restriction	Corresponding Acquiring Fund’s Fundamental Underwriting Restriction
Each Oppenheimer Fund	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Making Loans

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Loans Restriction	Corresponding Acquiring Fund’s Fundamental Loans Restriction
Each Oppenheimer Fund	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

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Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Real Estate

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Real Estate Restriction	Corresponding Acquiring Fund’s Fundamental Real Estate Restriction
Each Oppenheimer Fund	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Commodities

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Commodities Restriction	Corresponding Acquiring Fund’s Fundamental Commodities Restriction
Each Oppenheimer Fund	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Senior Securities

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Senior Securities Restriction	Corresponding Acquiring Fund’s Fundamental Senior Securities Restriction
Each Oppenheimer Fund	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not [borrow money or] issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

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Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Diversification

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Diversification Restriction	Corresponding Acquiring Fund’s Fundamental Diversification Restriction
Each Oppenheimer Fund, except OFI Pictet Global Environmental Solutions Fund, Oppenheimer Gold & Special Minerals Fund*, Oppenheimer Institutional Government Money Market Fund, Oppenheimer Macquarie Global Infrastructure Fund*, Oppenheimer Real Estate Fund* and Oppenheimer Rochester New Jersey Municipal Fund*	The Fund is classified as a “diversified” fund under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.	The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

OFI Pictet Global Environmental Solutions Fund and Oppenheimer Institutional Government Money Market Fund	The Fund is classified as a “diversified” fund under the Investment Company Act. A change to a non-diversified status would require shareholder approval.	The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

*	Non-diversified Fund.

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Oppenheimer Fund and Acquiring Fund Fundamental Investment Restrictions – Investing in Other Investment Companies

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investing in Other Investment Companies Restriction	Corresponding Acquiring Fund’s Fundamental Investing in Other Investment Companies Restriction
Each Oppenheimer Fund	No corresponding fundamental policy.	The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

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EXHIBIT D

OPPENHEIMER FUNDS’ CUSTODIANS

Citibank, N.A.

OFI Pictet Global Environmental Solutions Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Equity Income Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Government Money Market Fund

Oppenheimer Institutional Government Money Market Fund

Oppenheimer Intermediate Term Municipal Fund

Oppenheimer International Diversified Fund

Oppenheimer International Equity Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Municipal Fund

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester AMT-Free Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester California Municipal Fund

Oppenheimer Rochester Fund Municipals

Oppenheimer Rochester High Yield Municipal Fund

Oppenheimer Rochester Limited Term California Municipal Fund

Oppenheimer Rochester Limited Term New York Municipal Fund

Oppenheimer Rochester New Jersey Municipal Fund

Oppenheimer Rochester Pennsylvania Municipal Fund

Oppenheimer Rochester Short Duration High Yield Municipal Fund

Oppenheimer Short Term Municipal Fund

Oppenheimer Value Fund

JPMorgan Chase Bank

Oppenheimer Capital Appreciation Fund

Oppenheimer Developing Markets Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Fund

Oppenheimer Global Allocation Fund

Oppenheimer Global Focus Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Gold & Special Minerals

Oppenheimer International Growth Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Small Cap Value Fund

Brown Brothers Harriman & Co.

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

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EXHIBIT E

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

The Form of Agreement and Plan of Reorganization has been included to provide shareholders with information regarding its terms. It is not intended to provide any other factual information about the Oppenheimer Funds or the Acquiring Funds. Accordingly, shareholders should not rely on the representations and warranties in the Agreement and Plan of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this          day of                 , 201     by and among: (i) each of the Oppenheimer open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). OFI Global Asset Management, Inc. (“OFI Global”), OFI SteelPath, Inc. (“OFI SteelPath”) and Invesco Advisers, Inc. (“IAI”) join this Agreement solely for purposes of Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

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(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). Any liabilities arising from the termination by the Target Fund of contracts pursuant to Section 4.1(h) of this Agreement shall also be Excluded Liabilities and shall be borne by IAI, OFI Global and OFI SteelPath in accordance with Section 10.2 of this Agreement. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide IAI and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, IAI, on behalf of the Acquiring Fund, will advise OFI Global, OFI

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SteelPath and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, if in the Target Fund’s discretion to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, attempt to dispose of such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) OFI Global, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares

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of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Closing Time. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Agreement and Plan of Merger (the “Transaction Agreement”) dated as of October 17, 2018, by and among Invesco Ltd., a Bermuda exempted company, Gem Acquisition Corp., a Delaware corporation, Gem Acquisition Two Corp., a Delaware corporation, MM Asset Management Holding LLC, a Delaware limited liability company, and Oppenheimer Acquisition Corp., a Delaware corporation, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging

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that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. If the Target Fund is a separate person or entity from the Target Entity, the Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Fund is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or

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will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

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(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date. All significant deficiencies in the design or operation of internal control over financial reporting of the Target Funds that occurred during the five (5) years prior to the date of this Agreement have been disclosed in writing to the Acquiring Entity;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

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(l) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge: no such Tax Return is currently under audit by and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund, with the exception of Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund (the Oppenheimer SteelPath MLP Alpha Fund, the Oppenheimer SteelPath MLP Alpha Plus Fund, the Oppenheimer SteelPath MLP Income Fund and the Oppenheimer SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Target Fund”): (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund, with the exception of the C Corporation Target Fund and with the exception of the Oppenheimer Emerging Markets Local Debt Fund solely for its fiscal year ended May 31, 2014, has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund, with the exception of the C Corporation Target Fund, has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund, with the exception of the C Corporation Target Fund, has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for, to the knowledge of the Target Fund, any period ended on or before the Closing Date. The Target Fund, to its knowledge, with the exception of the C Corporation Target Fund, has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. If the Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of a Target Fund that serves as a funding vehicle for variable contracts (life insurance

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or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Target Fund has been managed and its business has been conducted. With respect to any wholly owned subsidiary of the Target Fund organized outside the United States, if any, such subsidiary: (i) is classified as an association that is subject to Tax as a corporation for U.S. federal Tax purposes and (ii) is not, for each taxable year since inception that has ended prior to the Closing Date, and will not be for the period beginning on the first day of its current taxable year and ending on the Closing Date, engaged in a trade or business within the United States. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. Since its inception, the Target Fund, if it is one of Oppenheimer Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund and Oppenheimer Short Term Municipal Fund, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) [Reserved.];

(q) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(q) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes);

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for any automatic conversion right of holders of Class C shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s prospectus and statement of additional information and Governing Documents;

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(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses; and

(z) The C Corporation Target Fund is, will be as of the Closing Date, and has been, for all taxable years since its inception, classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes. The C Corporation Target Fund has not, at any time since its inception, elected to be a regulated investment company under Subchapter M of the Code. The C Corporation Target Fund has not been a party to a transaction intended to qualify under Section 355 of the Code or under so much of Section 356 of the Code as it relates to Section 355 of the Code.

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4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for

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the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to IAI or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends, with the exception of the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund (the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Acquiring Fund”), to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date), with the exception of the C Corporation Acquiring Fund, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund, with the exception of the C Corporation Acquiring Fund, has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates;

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(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(o) The C Corporation Acquiring Fund intends to qualify to be classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes for its taxable year which includes the Closing Date and will be so classified as of the Closing Date.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Assets or the Excluded Liabilities).

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, IAI may request in writing that OFI Global and/or OFI SteelPath use commercially reasonable efforts, subject to OFI Global’s and/or OFI SteelPath’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. OFI Global and OFI SteelPath agree that they will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with

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fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e) The Target Entity will cooperate or will cause its agents to cooperate with the Target Transfer Agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”); and (iii) with respect to the C Corporation Target Fund (for the last six (6) completed tax years and the current tax year of the C Corporation Target Fund that includes the Closing Date): (A) the daily, semi-annual and annual tax accrual workpapers and (B) effective tax rate calculations (collectively, the “Tax Accrual Workpapers and Tax Rate Calculations”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date. The Tax Accrual Workpapers and Tax Rate Calculations shall be provided at least thirty (30) days prior to the Closing Date, provided, however, the daily tax accrual workpapers shall be provided the day prior to the Closing Date.

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(g) The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) [Reserved.]

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(q) The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating

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the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

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(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, OFI Global and OFI SteelPath is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, (iv) the ASC 740-10 Workpapers, and (v) the Tax Accrual Workpapers and Tax Rate Calculations. The information to be provided under (ii), (iv) and (v) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

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(d) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been notified by the Acquiring Fund (with such notice being delivered with sufficient time to permit the Target Fund to comply with this Section 7.1(g)) that the opinion delivered pursuant to Section 8.6 will not state that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code and the Target Fund and the Acquiring Fund do not otherwise determine that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund (other than the C corporation Target Fund) shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates

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that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

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8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7. All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	AGREEMENTS RELATING TO DEFERRED COMPENSATION

9.1. Each Acquiring Fund shall assume all liabilities of the corresponding Target Fund for payment of compensation deferred under the Oppenheimer Funds Compensation Deferral Plan (the “Deferred Compensation Plan”) and the Acquiring Entities shall continue to maintain the Deferred Compensation Plan until all such liabilities are satisfied in accordance with the terms of the Deferred Compensation Plan.

9.2. Following the Closing Date, the Acquiring Entities shall amend the Deferred Compensation Plan to provide for the cessation of compensation deferrals at the end of the year in which the Closing Date occurs.

9.3. Each Acquiring Entity and the corresponding Target Entity agree that each trustee of a Target Fund that becomes a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as not having a Separation from Service (as defined in the Deferred Compensation Plan) with regard to the Acquiring Fund or the Target Entity in connection with the Reorganizations.

9.4. Each trustee of a Target Fund that does not become a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as having a Separation from Service (as defined in the Deferred Compensation Plan) with respect to the Target Entity in connection with the Reorganizations and shall receive payment of compensation deferred under the Deferred Compensation Plan to the extent and in the manner provided in the Deferred Compensation Plan.

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10.	BROKERAGE FEES AND EXPENSES

10.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. IAI, OFI Global and OFI SteelPath will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions; transfer fees, taxes and stamps; exchange fees; and securities registration fees).

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Fund as limited by Section 17.5 of this Agreement, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

E-21

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Except as described in Section 10.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before                     , 201    ; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 10.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

15.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For each Target Entity:

Fax:

Attn:

Email:

E-22

With a copy to:

Fax:

Attn:

Email:

For OFI Global Asset Management, Inc.:

Fax:

Attn:

Email:

With a copy to:

Fax:

Attn:

Email:

For OFI SteelPath, Inc.:

Fax:

Attn:

Email:

with a copy to:

Fax:

Attn:

Email:

For each Acquiring Entity:

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Fax: 713-993-9185

Attn: General Counsel

E-23

with a copy to:

Invesco Ltd.

1555 Peachtree Street NE

Atlanta, Georgia 30309

Attn: ________________

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Bruce G. Leto

For Invesco Advisers, Inc.:

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Attn: Jeffrey H. Kupor

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5. Each Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of a Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund. Notwithstanding Section 15 of this Agreement, this Section 17.5 may not be amended;

17.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 10.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

E-24

18.	PUBLICITY/CONFIDENTIALITY

18.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

18.2. The Target Entity, Acquiring Entity, OFI Global, OFI SteelPath and IAI (for purposes of this Section 18, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

18.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

E-25

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Counselor Series Trust (Invesco Counselor Series Trust), on behalf of its series identified on Exhibit A hereto		AIM Equity Funds (Invesco Equity Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Growth Series (Invesco Growth Series), on behalf of its series identified on Exhibit A hereto		AIM International Mutual Funds (Invesco International Mutual Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Investment Funds (Invesco Investment Funds), on behalf of its series identified on Exhibit A hereto		AIM Investment Securities Funds (Invesco Investment Securities Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Sector Funds (Invesco Sector Funds), on behalf of its series identified on Exhibit A hereto		AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of its series identified on Exhibit A hereto		Short-Term Investments Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

E-26

OFI Funds Trust, on behalf of its series identified on Exhibit A hereto		OFI SteelPath Series Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Integrity Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Main Street Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Multi-State Municipal Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Portfolio Series, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Quest for Value Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Series Fund, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

E-27

Oppenheimer SteelPath MLP Funds Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Variable Account Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Rochester Portfolio Series, on behalf of its series identified on Exhibit A hereto		Oppenheimer Capital Appreciation Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Capital Income Fund		Oppenheimer Developing Markets Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Discovery Fund		Oppenheimer Discovery Mid Cap Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Dividend Opportunity Fund		Oppenheimer Emerging Markets Innovators Fund

By:		By:
	Name:		Name:
	Title:		Title:

E-28

Oppenheimer Emerging Markets Local Debt Fund		Oppenheimer Equity Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Focus Fund		Oppenheimer Global Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global High Yield Fund		Oppenheimer Global Multi-Asset Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Multi-Asset Income Fund		Oppenheimer Global Opportunities Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Strategic Income Fund		Oppenheimer Gold & Special Minerals Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Government Cash Reserves		Oppenheimer Government Money Market Fund

By:		By:
	Name:		Name:
	Title:		Title:

E-29

Oppenheimer Institutional Government Money Market Fund		Oppenheimer Intermediate Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Intermediate Term Municipal Fund		Oppenheimer International Bond Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Diversified Fund		Oppenheimer International Equity Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Growth Fund		Oppenheimer International Small-Mid Company Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Limited-Term Bond Fund		Oppenheimer Limited-Term Government Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Macquarie Global Infrastructure Fund		Oppenheimer Main Street All Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

E-30

Oppenheimer Main Street Mid Cap Fund®		Oppenheimer Main Street Small Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Municipal Fund		Oppenheimer Real Estate Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rising Dividends Fund		Oppenheimer Rochester AMT-Free Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester AMT-Free New York Municipal Fund		Oppenheimer Rochester California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester Fund Municipals		Oppenheimer Rochester Limited Term California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

E-31

Oppenheimer Rochester Short Duration High Yield Municipal Fund

By:
Name:
Title:

Oppenheimer Senior Floating Rate Fund		Oppenheimer Senior Floating Rate Plus Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Short Term Municipal Fund		Oppenheimer Small Cap Value Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer SteelPath Panoramic Fund		Oppenheimer Ultra-Short Duration Fund

By:		By:
	Name:		Name:
	Title:		Title:

E-32

Invesco Advisers, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:
Name:
Title:

OFI Global Asset Management, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18		OFI SteelPath, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:		By:
	Name:		Name:
	Title:		Title:

E-33

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Oppenheimer Capital Appreciation Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Capital Appreciation Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Discovery Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Equity Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Real Estate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-34

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Rochester Short Duration High Yield Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Senior Floating Rate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Senior Floating Rate Plus Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Plus Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Short Term Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Short Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Equity Funds (Invesco Equity Funds)
Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Dividend Opportunity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street All Cap Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street All Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

E-35

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Main Street Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street Fund®, a series of Oppenheimer Main Street Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Rising Dividends Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Rising Dividends Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Growth Series (Invesco Growth Series)
Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer International Diversified Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Mid Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Mid Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Small Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Small Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-36

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Portfolio Series: Active Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Growth Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Equity Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

E-37

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Oppenheimer Global Focus Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Focus Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Multi-Asset Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Opportunities Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Opportunities Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Equity Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Equity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-38

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer International Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Small-Mid Company Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Small-Mid Company Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Investment Funds (Invesco Investment Funds)
Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Capital Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Developing Markets Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Developing Markets Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Discovery Mid Cap Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-39

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Emerging Markets Innovators Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Innovators Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Emerging Markets Local Debt Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Local Debt Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Fundamental Alternatives Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Allocation Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Allocation Fund a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Multi-Asset Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Strategic Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Strategic Income Fund
Class A	Class A
Class C	Class C

E-40

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Unconstrained Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Unconstrained Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer International Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Macquarie Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Macquarie Global Infrastructure Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Preferred Securities and Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Preferred Securities and Income Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of OFI SteelPath Series Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

E-41

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer SteelPath MLP Alpha Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Plus Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Income Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Select 40 Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Select 40 Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y and Class W
Class R6	Class I

Invesco Oppenheimer SteelPath Panoramic Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath Panoramic Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Total Return Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Total Return Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-42

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Global High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Global High Yield Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Cash Reserves
Class A	Class A
Class C	Class C
Class R	Class R

Invesco Oppenheimer Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Money Market Fund
Class Y	Class A
Class Y	Class Y

Invesco Oppenheimer Intermediate Income Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Intermediate Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Government Fund
Class A	Class A
Class C	Class C

E-43

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Ultra-Short Duration Fund
Class A	Class A
Class Y	Class Y
Class R6	Class I

AIM Sector Funds (Invesco Sector Funds)
Invesco OFI Pictet Global Environmental Solutions Fund, a series of AIM Sector Funds (Invesco Sector Funds)	OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Gold & Special Minerals Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Small Cap Value Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Value Fund, a series of Oppenheimer Series Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

E-44

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Intermediate Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free New York Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Limited Term California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

E-45

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester® Portfolio Series
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Fund Municipals
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester New Jersey Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Conservative Balanced Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Conservative Balanced Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Discovery Mid Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds

E-46

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Multi-Alternatives Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Strategic Income Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Strategic Income Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Government Money Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Government Money Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service

Invesco Oppenheimer V.I. International Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer International Growth Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Small Cap Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

E-47

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
Invesco Oppenheimer V.I. Total Return Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Total Return Bond Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Short-Term Investments Trust
Invesco Oppenheimer Institutional Government Money Market Fund, a series of Short-Term Investments Trust	Oppenheimer Institutional Government Money Market Fund
Institutional	Class E
Institutional	Class L
Private Investment Class	Class P

E-48

Schedule 1.2(b)

Excluded Assets

[Which may be modified until Closing]

E-49

Schedule 1.2(c)

Excluded Liabilities

[Which may be modified until Closing]

E-50

Schedule 4.1(h)

Assigned Contracts

E-51

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

E-52

Schedule 4.1(q)

Target Fund consolidated, combined or unitary state Tax Returns

E-53

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

E-54

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•   the name, address and taxpayer identification number of each shareholder of record,

•   the number of shares of beneficial interest held by each shareholder,

•   the dividend reinvestment elections applicable to each shareholder, and

•   the backup withholding and nonresident alien withholding certifications

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[2] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio

[2]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.

E-55

Type of Statements, Books or Records	Location	Method of Access
securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date[3]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and

[3]

For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

E-56

Type of Statements, Books or Records	Location	Method of Access
Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

E-57

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

E-58

EXHIBIT F

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Oppenheimer Funds’ financial performance for the past five fiscal years and are included in the Oppenheimer Funds’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for certain Oppenheimer Funds, or the most recent 12-month annual reporting period for Oppenheimer International Equity Fund and Oppenheimer International Growth Fund. Except for the information for Oppenheimer International Equity Fund and Oppenheimer International Growth Fund, the information is unaudited. Oppenheimer Funds with the fiscal years listed below have included updated financial highlights information for the period listed below:

Fiscal Year End of Oppenheimer Fund	Financial Highlights Updated to the Below Listed Period

January 31

Oppenheimer Portfolio Series: Active Allocation Fund

Oppenheimer Portfolio Series: Conservative Investor Fund

Oppenheimer Portfolio Series: Equity Investor Fund

Oppenheimer Portfolio Series: Moderate Investor Fund

July 31, 2018

March 31 Oppenheimer Municipal Fund	September 30, 2018

April 30

OFI Pictet Global Environmental Solutions Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Global Focus Fund

Oppenheimer International Diversified Fund

Oppenheimer Real Estate Fund

Oppenheimer Small Cap Value Fund

October 31, 2018

May 31 Oppenheimer Institutional Government Money Market Fund Oppenheimer Short Term Municipal Fund	November 30, 2018

November 30 Oppenheimer International Equity Fund Oppenheimer International Growth Fund	November 30, 2018*

December 31 Oppenheimer Rochester Fund Municipals Oppenheimer Rochester Limited Term New York Municipal Fund	June 30, 2018

*

Financial highlights tables are provided below for Oppenheimer International Equity Fund and Oppenheimer International Growth Fund to update the information contained in the enclosed prospectuses for these Oppenheimer Funds as of November 30, 2018.

OPPENHEIMER PORTFOLIO SERIES: ACTIVE ALLOCATION FUND

	Class A Shares Six Months Ended July 31, 2018 (Unaudited)	Class C Shares Six Months Ended July 31, 2018 (Unaudited)	Class R Shares Six Months Ended July 31, 2018 (Unaudited)	Class Y Shares Six Months Ended July 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$15.25	$14.92	$15.17	$15.42
Income (loss) from investment operations:
Net investment income[1]	0.04	(0.01)	0.02	0.06
Net realized and unrealized gain (loss)	(0.37)	(0.36)	(0.37)	(0.38)

Total from investment operations	(0.33)	(0.37)	(0.35)	(0.32)

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00
Net asset value, end of period	$14.92	$14.55	$14.82	$15.10

Total Return, at Net Asset Value[2]	(2.16)%	(2.48)%	(2.31)%	(2.08)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,803,303	$546,287	$132,247	$62,633
Average net assets (in thousands)	$1,806,787	$551,887	$130,084	$61,750
Ratios to average net assets:[3,4]
Net investment income	0.56%	(0.19)%	0.31%	0.80%
Expenses excluding specific expenses listed below	0.57%	1.32%	0.82%	0.32%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%

Total expenses[5]	0.57%	1.32%	0.82%	0.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.53%	1.28%	0.78%	0.28%

Portfolio turnover rate	8%	8%	8%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.15%
Class C	1.94%
Class R	1.44%
Class Y	0.94%

OPPENHEIMER PORTFOLIO SERIES: CONSERVATIVE INVESTOR FUND

	Class A Shares Six Months Ended July 31, 2018 (Unaudited)	Class C Shares Six Months Ended July 31, 2018 (Unaudited)	Class R Shares Six Months Ended July 31, 2018 (Unaudited)	Class Y Shares Six Months Ended July 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$9.67	$9.56	$9.65	$9.71
Income (loss) from investment operations:
Net investment income[1]	0.10	0.07	0.09	0.12
Net realized and unrealized gain (loss)	(0.22)	(0.23)	(0.22)	(0.23)

Total from investment operations	(0.12)	(0.16)	(0.13)	(0.11)

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00

Net asset value, end of period	$9.55	$9.40	$9.52	$9.60

Total Return, at Net Asset Value[2]	(1.24)%	(1.67)%	(1.35)%	(1.13)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$419,490	$131,456	$43,335	$6,114

Average net assets (in thousands)	$427,772	$133,712	$43,408	$5,737

Ratios to average net assets:[3,4]
Net investment income	2.22%	1.47%	1.97%	2.47%
Expenses excluding specific expenses listed below	0.51%	1.26%	0.76%	0.27%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%

Total expenses[5]	0.51%	1.26%	0.76%	0.27%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	1.16%	0.66%	0.17%

Portfolio turnover rate	12%	12%	12%	12%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.02%
Class C	1.77%
Class R	1.27%
Class Y	0.78%

OPPENHEIMER PORTFOLIO SERIES: EQUITY INVESTOR FUND

	Class A Shares Six Months Ended July 31, 2018 (Unaudited)	Class C Shares Six Months Ended July 31, 2018 (Unaudited)	Class R Shares Six Months Ended July 31, 2018 (Unaudited)	Class Y Shares Six Months Ended July 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$19.46	$18.96	$19.44	$19.55

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	(0.08)	(0.03)	0.01
Net realized and unrealized gain (loss)	(0.62)	(0.60)	(0.63)	(0.62)

Total from investment operations	(0.63)	(0.68)	(0.66)	(0.61)

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	0.00	0.00	0.00

Net asset value, end of period	$18.83	$18.28	$18.78	$18.94

Total Return, at Net Asset Value[2]	(3.24)%	(3.59)%	(3.40)%	(3.12)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$642,733	$194,135	$60,132	$23,710

Average net assets (in thousands)	$642,594	$197,687	$58,120	$22,651

Ratios to average net assets:[3]
Net investment income (loss)	(0.10)%	(0.85)%	(0.35)%	0.14%
Expenses excluding specific expenses listed below	0.45%	1.20%	0.70%	0.20%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%

Total expenses[4]	0.45%	1.20%	0.70%	0.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%	1.20%	0.70%	0.20%
Portfolio turnover rate	8%	8%	8%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.15%
Class C	1.90%
Class R	1.40%
Class Y	0.90%

OPPENHEIMER PORTFOLIO SERIES: MODERATE INVESTOR FUND

	Class A Shares Six Months Ended July 31, 2018 (Unaudited)	Class C Shares Six Months Ended July 31, 2018 (Unaudited)	Class R Shares Six Months Ended July 31, 2018 (Unaudited)	Class Y Shares Six Months Ended July 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$12.66	$12.41	$12.59	$12.73

Income (loss) from investment operations:
Net investment income[1]	0.08	0.03	0.06	0.10
Net realized and unrealized gain (loss)	(0.28)	(0.27)	(0.28)	(0.28)

Total from investment operations	(0.20)	(0.24)	(0.22)	(0.18)

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00

Net asset value, end of period	$12.46	$12.17	$12.37	$12.55

Total Return, at Net Asset Value[2]	(1.58)%	(1.93)%	(1.75)%	(1.41)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,114,332	$388,022	$116,240	$16,041

Average net assets (in thousands)	$1,120,665	$392,561	$121,607	$16,733

Ratios to average net assets:[3,4]
Net investment income	1.32%	0.56%	1.06%	1.55%
Expenses excluding specific expenses listed below	0.48%	1.23%	0.73%	0.24%
Interest and fees from borrowings	0.00%	0.00%	0.00%	0.00%

Total expenses[5]	0.48%	1.23%	0.73%	0.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.41%	1.16%	0.66%	0.17%

Portfolio turnover rate	10%	10%	10%	10%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.05%
Class C	1.80%
Class R	1.30%
Class Y	0.87%

OPPENHEIMER MUNICIPAL FUND

	Class A Shares Six Months Ended September 30, 2018 (Unaudited)	Class C Shares Six Months Ended September 30, 2018 (Unaudited)	Class Y Shares Six Months Ended September 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$12.68	$12.66	$12.68

Income (loss) from investment operations:
Net investment income[1]	0.21	0.16	0.21
Net realized and unrealized gain (loss)	(0.02)	0.00 [6]	(0.01)

Total from investment operations	0.19	0.16	0.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.23)	(0.19)	(0.24)

Net asset value, end of period	$12.64	$12.63	$12.64

Total Return, at Net Asset Value[2]	1.55%	1.24%	1.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$50,803	$25,951	$24,085

Average net assets (in thousands)	$56,445	$27,837	$26,984

Ratios to average net assets:[3]
Net investment income	3.32%	2.57%	3.36%
Expenses excluding specific expenses listed below	1.05%	1.81%	0.80%
Interest and fees from borrowings	0.13%	0.13%	0.13%
Interest and fees on short-tern floating rate notes issued[4]	0.11%	0.11%	0.11%

Total expenses	1.29%	2.05%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.79%	1.01%

Portfolio turnover rate[5]	0%	0%	0%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
5.	Portfolio turnover was less than 0.005%.
6.	Less than $0.005 per share.

OFI PICTET GLOBAL ENVIRONMENTAL SOLUTIONS FUND

	Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class I Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$
Income (loss) from investment operations:
Net investment income[1]					(	)
Net realized and unrealized gain (loss)		(	)		(	)

Total from investment operations		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income
Net asset value, end of period	$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$
Average net assets (in thousands)	$			$
Ratios to average net assets:[3]
Net investment income			%		(	)%
Expenses excluding specific expenses listed below			%			%
Interest and fees from borrowings			%			%

Total expenses			%			%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%

Portfolio turnover rate			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

OPPENHEIMER DIVIDEND OPPORTUNITY FUND

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)			Class C Shares Six Months Ended October 31, 2018 (Unaudited)			Class R Shares Six Months Ended October 31, 2018 (Unaudited)			Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class R6 Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER GLOBAL FOCUS FUND

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)			Class C Shares Six Months Ended October 31, 2018 (Unaudited)			Class R Shares Six Months Ended October 31, 2018 (Unaudited)			Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class R6 Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)			Class C Shares Six Months Ended October 31, 2018 (Unaudited)			Class R Shares Six Months Ended October 31, 2018 (Unaudited)			Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class R6 Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER REAL ESTATE FUND

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)			Class C Shares Six Months Ended October 31, 2018 (Unaudited)			Class R Shares Six Months Ended October 31, 2018 (Unaudited)			Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class R6 Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER SMALL CAP VALUE FUND

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)			Class C Shares Six Months Ended October 31, 2018 (Unaudited)			Class R Shares Six Months Ended October 31, 2018 (Unaudited)			Class Y Shares Six Months Ended October 31, 2018 (Unaudited)			Class R6 Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Class A Shares Six Months Ended November 30, 2018 (Unaudited)			Class Y Shares Six Months Ended November 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)

Total from investment operations		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$

Average net assets (in thousands)	$			$

Ratios to average net assets:[3]
Net investment income			%			%
Expenses excluding specific expenses listed below			%			%
Interest and fees from borrowings			%			%

Total expenses[4]			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%

Portfolio turnover rate			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER SHORT TERM MUNICIPAL FUND

	Class A Shares Six Months Ended November 30, 2018 (Unaudited)			Class C Shares Six Months Ended November 30, 2018 (Unaudited)			Class Y Shares Six Months Ended November 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$

Average net assets (in thousands)	$			$			$

Ratios to average net assets:[3,4]
Net investment income			%			%			%
Expenses excluding specific expenses listed below			%			%			%
Interest and fees from borrowings			%			%			%

Total expenses			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%

Portfolio turnover rate			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

OPPENHEIMER INTERNATIONAL EQUITY FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class R Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)			Class R6 Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER INTERNATIONAL GROWTH FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class R Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)			Class R6 Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$
Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets:[3]
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%			%			%			%			%

Total expenses[4]			%			%			%			%			%

Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class R	%
Class Y	%
Class R6%

OPPENHEIMER ROCHESTER FUND MUNICIPALS

	Class A Shares Six Months Ended June 30, 2018 (Unaudited)	Class C Shares Six Months Ended June 30, 2018 (Unaudited)	Class Y Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$14.59	$14.55	$14.60

Income (loss) from investment operations:
Net investment income[1]	0.28	0.23	0.30
Net realized and unrealized gain (loss)	0.91	0.91	0.90

Total from investment operations	1.19	1.14	1.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.26)	(0.21)	(0.28)

Net asset value, end of period	$15.52	$15.48	$15.52

Total Return, at Net Asset Value[2]	8.31%	7.93%	8.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$3,993	$739	$395

Average net assets (in millions)	$3,921	$744	$353

Ratios to average net assets:[3]
Net investment income	3.83%	3.07%	4.07%
Expenses excluding specific expenses listed below	0.90%	1.65%	0.65%
Interest and fees from borrowings	0.13%	0.13%	0.13%
Interest and fees on short-term floating rate notes issued[4]	0.02%	0.02%	0.02%

Total expenses	1.05%	1.80%	0.80%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.80%	0.80%

Portfolio turnover rate	18%	18%	18%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

	Class A Shares Six Months Ended June 30, 2018 (Unaudited)	Class C Shares Six Months Ended June 30, 2018 (Unaudited)	Class Y Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$2.76	$2.74	$2.76

Income (loss) from investment operations:
Net investment income[1]	0.04	0.03	0.05
Net realized and unrealized gain (loss)	0.13	0.14	0.12

Total from investment operations	0.17	0.17	0.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.03)	(0.04)

Net asset value, end of period	$2.89	$2.88	$2.89

Total Return, at Net Asset Value[2]	6.24%	6.26%	6.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,172,806	$398,983	$149,797

Average net assets (in thousands)	$1,171,270	$413,968	$143,686

Ratios to average net assets:[3]
Net investment income	3.17%	2.41%	3.41%
Expenses excluding specific expenses listed below	0.89%	1.64%	0.64%
Interest and fees from borrowings	0.13%	0.13%	0.13%
Interest and fees on short-term floating rate notes issued[4]	0.02%	0.02%	0.02%

Total expenses	1.04%	1.79%	0.79%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.04%	1.79%	0.79%

Portfolio turnover rate	8%	8%	8%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

EXHIBIT G

OUTSTANDING SHARES OF THE OPPENHEIMER FUNDS

As of         , 2018, there were the following number of shares outstanding of each class of each Oppenheimer Fund:

Oppenheimer Fund/Share Classes

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust
Class I
Class Y

Oppenheimer Capital Appreciation Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Developing Markets Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Discovery Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Discovery Mid Cap Growth Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Dividend Opportunity Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Emerging Markets Innovators Fund
Class A
Class C
Class R

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Class Y
Class I

Oppenheimer Equity Income Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Global Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Global Allocation Fund, a series of Oppenheimer Quest for Value Funds
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Global Focus Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Global Multi-Asset Growth Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Global Multi-Asset Income Fund
Class A
Class C
Class R
Class Y
Class I

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Global Opportunities Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Gold & Special Minerals Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Government Money Market Fund
Class A
Class Y

Oppenheimer Institutional Government Money Market Fund
Class E
Class L
Class P

Oppenheimer Intermediate Term Municipal Fund
Class A
Class C
Class Y

Oppenheimer International Diversified Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer International Equity Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer International Growth Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer International Small-Mid Company Fund

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Limited-Term Bond Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Macquarie Global Infrastructure Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Municipal Fund
Class A
Class C
Class Y

Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series
Class A
Class C
Class R
Class Y

Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series
Class A
Class C
Class R
Class Y

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Portfolio Series: Equity Investor Fund, a series of Oppenheimer Portfolio Series
Class A
Class C
Class R
Class Y

Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series
Class A
Class C
Class R
Class Y

Oppenheimer Real Estate Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Rising Dividends Fund
Class A
Class C
Class R
Class Y
Class I

Oppenheimer Rochester AMT-Free Municipal Fund
Class A
Class C
Class Y

Oppenheimer Rochester AMT-Free New York Municipal Fund
Class A
Class C
Class Y

Oppenheimer Rochester California Municipal Fund
Class A
Class C
Class Y

Oppenheimer Rochester Fund Municipals
Class A
Class C
Class Y

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A
Class C
Class Y

Oppenheimer Rochester Limited Term California Municipal Fund
Class A
Class C
Class Y

Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester Portfolio Series
Class A
Class C
Class Y

Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A
Class C
Class Y

Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A
Class C
Class Y

Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of Oppenheimer Rochester Short Duration High Yield Municipal Fund
Class A
Class C
Class Y

Oppenheimer Short Term Municipal Fund
Class A
Class C
Class Y

Oppenheimer Small Cap Value Fund
Class A
Class C
Class R
Class Y
Class I

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Value Fund, a series of Oppenheimer Series Fund
Class A
Class C
Class R
Class Y
Class I

EXHIBIT H

OWNERSHIP OF SHARES OF THE OPPENHEIMER FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of , 2019, to the best knowledge of the Oppenheimer Funds owned 5% or more of the outstanding shares of each class of each Oppenheimer Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Oppenheimer Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
%

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Oppenheimer Fund, the ownership of shares of an Oppenheimer Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Oppenheimer Fund as of         , 2019.

H-1

OPPENHEIMER FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

[                    ,] 2019

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of each of the Oppenheimer Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at 1:30 p.m., Mountain Time, at the offices of Oppenheimer Funds on April 12, 2019. The purpose of the Meeting is to vote on an important proposal that affects the Oppenheimer Funds identified in the Notice (each, an “Oppenheimer Fund,” and collectively, the “Oppenheimer Funds”).

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries, including OFI Global Asset Management, Inc., the investment adviser to the Oppenheimer Funds (collectively, “Oppenheimer”), entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder of Invesco (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each Oppenheimer Fund has approved, pursuant to Agreements and Plans of Reorganization (collectively, the “Agreement”), the transfer of the assets and liabilities of each Oppenheimer Fund to a corresponding, newly formed fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) in the Invesco family of funds (the “Reorganization”). Although each Acquiring Fund will be managed by Invesco Advisers, Inc., a different investment adviser, each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. At the Meeting, you will be asked to vote on the proposed Reorganization. If shareholders approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of your Oppenheimer Fund(s) held immediately prior to the Reorganization.

In connection with the Transaction, it is anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund. Combining the Oppenheimer Funds and the Invesco family of funds onto a single operating platform will create a larger fund family that offers a broad range of equity, fixed-income, alternative and other investment options.

After careful consideration of the proposed Reorganizations, the Board of Directors/Trustees of each Oppenheimer Fund has unanimously approved and recommends that you vote “FOR” the Reorganization proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each Oppenheimer Fund to its corresponding Acquiring Fund. You should review these materials carefully. Oppenheimer also sponsors other funds that are not part of this Joint Proxy Statement/Prospectus. Shareholders of those other Oppenheimer funds are voting on a similar proposal that will involve their Oppenheimer fund combining with other funds in the Invesco family of funds as described in a separate joint proxy statement/prospectus.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote in person. If you have questions, please call our proxy solicitor, AST Fund Solutions, LLC, at (888) 821-2712. If we do not hear from you, you may receive a telephone call from our proxy solicitor, reminding you to vote.

Sincerely,

Arthur P. Steinmetz
President

OPPENHEIMER FUNDS

6803 South Tucson Way

Centennial, Colorado 80112-3924

(800) 225-5677

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on April 12, 2019

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the Oppenheimer Funds identified in the chart below (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) will be held on April 12, 2019 at 1:30 p.m., Mountain Time, at 6803 South Tucson Way, Centennial, Colorado, 80112, to vote on the following proposal:

To approve Agreements and Plans of Reorganization (collectively, the “Agreement”) that provide for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund (all of the foregoing being referred to as the “Reorganization”).

Oppenheimer Funds	Acquiring Funds
Oppenheimer Capital Income Fund	Invesco Oppenheimer Capital Income Fund

Oppenheimer Emerging Markets Local Debt Fund	Invesco Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Global High Yield Fund	Invesco Oppenheimer Global High Yield Fund

Oppenheimer Global Strategic Income Fund	Invesco Oppenheimer Global Strategic Income Fund

Oppenheimer Global Unconstrained Bond Fund	Invesco Oppenheimer Global Unconstrained Bond Fund

Oppenheimer Government Cash Reserves	Invesco Oppenheimer Government Cash Reserves Fund

Oppenheimer Intermediate Income Fund	Invesco Oppenheimer Intermediate Income Fund

Oppenheimer International Bond Fund	Invesco Oppenheimer International Bond Fund

Oppenheimer Limited-Term Government Fund	Invesco Oppenheimer Limited-Term Government Fund

Oppenheimer Main Street Fund®	Invesco Oppenheimer Main Street Fund®

Oppenheimer Main Street All Cap Fund®	Invesco Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Mid Cap Fund®	Invesco Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®	Invesco Oppenheimer Main Street Small Cap Fund®

Oppenheimer Master Event-Linked Bond Fund, LLC	Invesco Oppenheimer Master Event-Linked Bond Fund

Oppenheimer Master Inflation Protected Securities Fund, LLC	Invesco Oppenheimer Master Inflation Protected Securities Fund

Oppenheimer Master Loan Fund, LLC	Invesco Oppenheimer Master Loan Fund

Oppenheimer Preferred Securities and Income Fund	Invesco Oppenheimer Preferred Securities and Income Fund

Oppenheimer Senior Floating Rate Fund	Invesco Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund	Invesco Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer SteelPath MLP Alpha Fund	Invesco Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund	Invesco Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund	Invesco Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP & Energy Infrastructure Fund	Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Oppenheimer Funds	Acquiring Funds
Oppenheimer SteelPath Panoramic Fund	Invesco Oppenheimer SteelPath Panoramic Fund
Oppenheimer Total Return Bond Fund	Invesco Oppenheimer Total Return Bond Fund
Oppenheimer Ultra-Short Duration Fund	Invesco Oppenheimer Ultra-Short Duration Fund

If shareholders of an Oppenheimer Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shareholders of the Oppenheimer Fund will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of the Oppenheimer Fund held immediately prior to the Reorganization. Each Acquiring Fund will have the same investment objectives, and substantially similar principal investment strategies and risks as its corresponding Oppenheimer Fund. The Reorganization is discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganization.

Shareholders of record as of the close of business on January 14, 2019 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Oppenheimer Fund(s) at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Oppenheimer Fund will vote separately on the proposed Reorganization of the Oppenheimer Fund, and the proposed Reorganization will be effected as to a particular Oppenheimer Fund only if that Fund’s shareholders approve the Reorganization.

The Board of Directors/Trustees of the Oppenheimer Funds has unanimously approved and recommends that you cast your vote “FOR” the Reorganization of your Oppenheimer Fund as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options.

Some shareholders hold shares of more than one Oppenheimer Fund and may receive proxy cards or proxy materials for each Oppenheimer Fund owned. Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each Oppenheimer Fund held. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

By Order of the Board of Directors/Trustees of the Oppenheimer Funds,

Cynthia Lo Bessette

Secretary

[                    ], 2019

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q. What am I being asked to vote upon?

A. You are being asked to approve the reorganization of the Oppenheimer Fund(s) of which you own shares into a new mutual fund family. Specifically, as a shareholder of one or more Oppenheimer Funds identified on the Notice of Joint Special Meeting of Shareholders (each, an “Oppenheimer Fund,” and, collectively, the “Oppenheimer Funds”), you are being asked to consider and approve Agreements and Plans of Reorganization (collectively, the “Agreement”) under which the assets and liabilities of your Oppenheimer Fund will be transferred to a newly formed fund in the Invesco family of funds with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund (each, an “Acquiring Fund,” and, collectively, the “Acquiring Funds”). (A table showing each Oppenheimer Fund and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.)

If shareholders of an Oppenheimer Fund approve the Agreement and certain other closing conditions are satisfied or waived, Oppenheimer Fund shareholders will receive shares of equal value of a corresponding Acquiring Fund in exchange for shares of their respective Oppenheimer Fund, and the outstanding shares of the Oppenheimer Funds will be cancelled as permitted by the organizational documents of the Oppenheimer Funds and applicable law. Each Oppenheimer Fund for which shareholders have approved the Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization,” and collectively, as the “Reorganizations.”

Q. Why are the Reorganizations being proposed?

A. On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual’s asset management affiliate, OFI. As part of the Transaction, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration, and MassMutual will become a significant shareholder in Invesco (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each Oppenheimer Fund (the “Oppenheimer Board”) has approved that each Oppenheimer Fund be reorganized into its corresponding Acquiring Fund by transferring the assets and liabilities of each Oppenheimer Fund to a newly formed Acquiring Fund in the Invesco family of funds, with the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. In addition, it is currently anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

Combining the Oppenheimer Funds and the Invesco family of funds onto a single operating platform will create a larger family of funds that will offer a broader range of equity, fixed-income, alternative and other investment options.

Q/A-1

Q. What effect will a Reorganization have on me as a shareholder of an Oppenheimer Fund?

A. Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund that are equal in total value to the total value of the shares of the corresponding Oppenheimer Fund that you held immediately prior to the closing of the Reorganization. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. You will also have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the Internet, by telephone and by mail. Other than for custody services, the Acquiring Funds use different service providers than the Oppenheimer Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Oppenheimer Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account may change. In addition, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q. Are there any significant differences between the investment objectives and principal investment strategies and risks of each Oppenheimer Fund and its corresponding Acquiring Fund?

A. No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Oppenheimer Fund. The investment objectives of each Oppenheimer Fund and Acquiring Fund can be changed by its Board of Trustees.

Q. Are there any significant differences in the advisory fee or total annual fund operating expenses of each Oppenheimer Fund and its corresponding Acquiring Fund?

A. No. The advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc. (“Invesco Advisers”), the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of its corresponding Oppenheimer Fund. Absent Invesco Advisers’ fee waiver arrangement, the total annual fund operating expenses of each Oppenheimer Fund may be higher than the total annual fund operating expenses of the corresponding Acquiring Fund. The fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Oppenheimer Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The total value of the shares of an Oppenheimer Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What are the expected federal income tax consequences of the Reorganizations?

A. Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition of closing, the Oppenheimer Funds, other than the Oppenheimer Master Event-Linked Bond Fund, LLC, Oppenheimer Master Inflation Protected Securities Fund, LLC and Oppenheimer Master Loan Fund, LLC (the “Oppenheimer LLCs”), will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Similarly, as a condition of closing, the Oppenheimer LLCs will receive an opinion of counsel to the effect that each Reorganization involving an Oppenheimer LLC will constitute a tax-free transaction under the Code pursuant to guidance released thereunder by the U.S. Treasury Department and the U.S. Internal Revenue Service. Unlike the other Oppenheimer Funds described in the Joint Proxy Statement/Prospectus, which are taxed as regulated investment companies or C corporations for U.S. federal income tax purposes, each Oppenheimer LLC is taxed as a partnership for U.S. federal income tax purposes.

While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Oppenheimer Funds, will recognize gain or

Q/A-2

loss as a direct result of a Reorganization, and the holding period for, and, with respect to shareholders of Oppenheimer Funds other than the Oppenheimer LLCs, the aggregate tax basis of the Acquiring Fund’s shares that you receive in the Reorganization will include the holding period for, and will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. With respect to the Oppenheimer LLCs, it is similarly expected that the aggregate tax basis of the Acquiring Fund’s shares that you receive in the Reorganization will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization pursuant to guidance released under the Code by the U.S. Treasury Department and the U.S. Internal Revenue Service provided there is no change in a Oppenheimer LLCs’ shareholder’s share of Oppenheimer LLCs liabilities (if any). Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

*****

The total value of the Acquiring Fund shares that you will receive in a Reorganization will be the same as the total value of the shares of the Oppenheimer Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free transaction for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

Q. Has the Oppenheimer Board considered the Reorganizations, and how do they recommend that I vote?

A. The Oppenheimer Board, including the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of the Oppenheimer Funds, has carefully considered the Reorganizations and unanimously recommends that you vote “FOR” the Reorganizations. A summary of the considerations of the Oppenheimer Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q. What is the anticipated timing of the Reorganizations?

A. A joint special meeting of shareholders of the Oppenheimer Funds will be held on April 12, 2019 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of an Oppenheimer Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2019, simultaneous with the closing of the Transaction.

Q. What will happen if shareholders of an Oppenheimer Fund do not approve the Reorganization?

A. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer Fund approved the Reorganization, and the Oppenheimer Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer Board will consider what action, if any, for each Oppenheimer Fund to take. The “Terms of the Reorganizations” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

If, additionally, the shareholders of an Oppenheimer Fund do not approve the Reorganization, it is anticipated that such Oppenheimer Fund would either liquidate or follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer Fund to enter into, an interim investment advisory contract with Invesco Advisers pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund still have not approved the Reorganization, the Oppenheimer Board will consider other possible courses of action for such fund, including possibly liquidating the fund.

Q/A-3

Q. What if I do not wish to participate in the Reorganization?

A. If you do not wish to have the shares of your Oppenheimer Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.

Q. Why are you sending me the Joint Proxy Statement/Prospectus?

A. You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more Oppenheimer Funds and have the right to vote on the very important proposal described therein concerning your Oppenheimer Fund(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Oppenheimer Funds and also a prospectus for the corresponding Acquiring Funds.

Q. Will any Oppenheimer Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A. No. None of the Oppenheimer Funds or Acquiring Funds will bear these costs. Invesco and MassMutual or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q. What is the required vote to approve the Proposal?

A. For each Oppenheimer Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Oppenheimer Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Oppenheimer Fund.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

•

Voting in Person: If you attend the Meeting, were the beneficial owner of your shares as of January 14, 2019, the record date for the Meeting (“Record Date”), and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

•

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposal, as recommended by the Oppenheimer Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer Funds in writing to the address of the Oppenheimer Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

•

Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q/A-4

Q. Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A. If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call AST Fund Solutions, LLC at (800) 821-2712.

Q/A-5

OPPENHEIMER FUNDS	INVESCO FUNDS
6803 South Tucson Way	11 Greenway Plaza, Suite 1000
Centennial, Colorado 80112-3924	Houston, Texas 77046
(800) 225-5677	(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS

[                    , 2019]

Introduction

This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the Oppenheimer Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) in connection with the solicitation by the Board of Directors/Trustees of the Oppenheimer Funds (the “Oppenheimer Board”) of proxies to be used at a special joint meeting of the shareholders of the Oppenheimer Funds, which will be held at 6803 South Tucson Way, Centennial, Colorado, 80112, on April 12, 2019 at 1:30 p.m., Mountain Time (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Oppenheimer Fund are being asked to consider the following proposal:

To approve Agreements and Plans of Reorganization (collectively, the “Agreement”) that provide for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund (all of the foregoing being referred to as the “Reorganization”).

This Joint Proxy Statement/Prospectus contains information that shareholders of the Oppenheimer Funds should know before voting on the proposed Reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the Oppenheimer Funds and also a prospectus for the Acquiring Funds. Each Oppenheimer Fund and Acquiring Fund is a registered open-end management investment company or series thereof. We sometimes refer to the Oppenheimer Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The Reorganization of each Oppenheimer Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

•

In accordance with the terms of the Agreement, the transfer by each Oppenheimer Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Oppenheimer Fund and issuing shares of the corresponding Acquiring Fund to the Oppenheimer Fund equal to the aggregate net asset value of the corresponding Oppenheimer Fund’s shares owned by the Oppenheimer Fund’s shareholders on the closing date of the Reorganization;

•

the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Oppenheimer Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Oppenheimer Fund held by such shareholders, as permitted by the organizational documents of the Oppenheimer Fund and applicable law; and

•

the winding up of the affairs of the Oppenheimer Fund and dissolution under applicable law and de-registration of the Oppenheimer Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the total value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the total value of the shares of the Oppenheimer Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The Oppenheimer Board has fixed the close of business on January 14, 2019 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of an Oppenheimer Fund on the Record Date will be entitled to one vote for each full share of the Oppenheimer Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about [        , 2019] to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the Oppenheimer Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Oppenheimer Fund and its shareholders.

If shareholders of an Oppenheimer Fund do not approve the Reorganization, the Oppenheimer Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Oppenheimer Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Oppenheimer Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the Oppenheimer Funds;

•	Statements of Additional Information (“SAIs”) for the Oppenheimer Funds and the Acquiring Funds; and

•	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the Oppenheimer Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the Oppenheimer Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Invesco Funds, at the address and toll-free telephone number noted below. The Oppenheimer Funds’ prospectuses, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Oppenheimer Funds have been previously mailed to shareholders and are available on the Oppenheimer Funds’ web site at www.oppenheimerfunds.com.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Oppenheimer Fund Documents:	For Acquiring Fund Documents:
OPPENHEIMER FUNDS	INVESCO FUNDS
6803 South Tucson Way	11 Greenway Plaza, Suite 1000
Centennial, Colorado 80112-3924	Houston, Texas 77046
(800) 225-5677	(800) 959-4246

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-2736, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the SEC or CFTC nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

i

Exhibits

ii

PROPOSAL:

APPROVAL OF AGREEMENTS AND PLANS OF REORGANIZATION

Summary

On October 17, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of OppenheimerFunds, Inc. (“OFI”) and its subsidiaries (collectively, “Oppenheimer”) entered into an agreement with Invesco Ltd. (“Invesco”), a leading independent global investment management company, whereby Invesco will acquire MassMutual asset management affiliate, OFI. In turn, MassMutual and OFI’s employee shareholders will receive a combination of common and preferred equity consideration and MassMutual will become a significant shareholder of Invesco (the “Transaction”). In connection with the Transaction, the Oppenheimer Board was asked to approve the reorganization of each Oppenheimer Fund into a corresponding Acquiring Fund by transferring the assets and liabilities of each Oppenheimer Fund to a newly formed fund with the same investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. In addition, it is currently anticipated that certain of the investment personnel associated with the Oppenheimer mutual fund business, as well as other Oppenheimer personnel, would transition to Invesco at closing. As a result, Invesco is anticipating that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

On January 11, 2019, the Oppenheimer Board, on behalf of each Oppenheimer Fund, unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Oppenheimer Fund and other closing conditions. In the Reorganizations, each Oppenheimer Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Oppenheimer Fund, which will distribute such shares to shareholders of the Oppenheimer Fund. Any shares you own of an Oppenheimer Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Oppenheimer Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of an Oppenheimer Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2019.

Reasons for the Reorganization

The Oppenheimer Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization would be in the best interest of each Oppenheimer Fund and that shareholders would not be diluted as a result thereof. In reaching that conclusion, the Oppenheimer Board considered, among other things:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer Funds and shareholders as a result of the Transaction;

(3) the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer Fund after the Transaction and expectations that the same portfolio managers currently managing each Oppenheimer Fund will continue managing the corresponding Acquiring Fund after the Transaction;

(4) the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer Funds, except that unlike an Oppenheimer Fund, each of the Acquiring Funds are party to the Invesco Administrative Services Agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds, or as otherwise described in the Proxy Statement/Prospectus;

(5) the fact that the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same;

(6) the distribution arrangements that will be available to the Acquiring Funds;

(7) the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

1

(8) Invesco will provide a two-year contractual guaranty that will limit the total expense ratio of each Oppenheimer Fund to such Oppenheimer Fund’s total expense ratio prior to the Transaction (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses and (v) expenses that an Oppenheimer Fund has incurred but did not actually pay because of an offset arrangement);

(9) Invesco and MassMutual will pay all expenses of the Oppenheimer Funds in connection with the Transaction;

(10) Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11) Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer Funds.

For a more complete discussion of the factors considered by the Oppenheimer Board in approving the Reorganization, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Oppenheimer Fund in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Oppenheimer Fund. The investment objective and principal investment strategies of the Oppenheimer Fund of which you are the record owner can be found in the Oppenheimer Fund prospectus that you received upon purchasing shares in that Oppenheimer Fund and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Oppenheimer Fund and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Oppenheimer Fund, although the Acquiring Funds may describe such risks somewhat differently. The enclosed prospectuses of the Acquiring Funds contain a discussion of these risks. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires, and each of the Oppenheimer Funds and the Acquiring Funds have, fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Each Oppenheimer Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted below. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on Exhibit C.

One notable difference in the fundamental investment restrictions of the Acquiring Funds is that each of the Acquiring Funds, unlike its Oppenheimer Fund counterpart, has a fundamental investment restriction that permits it to invest all of its assets in the securities of a single open-end management investment company with substantially similar fundamental investment objectives, policies and restrictions as the Acquiring Fund, notwithstanding any other fundamental investment restriction or limitation. While the Acquiring Funds have adopted this fundamental investment restriction, they have also adopted a non-fundamental investment restriction stating that, notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, an Acquiring Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Acquiring Fund.

The Oppenheimer Funds, except for the Oppenheimer Master Event-Linked Bond Fund, LLC, Oppenheimer Master Inflation Protected Securities Fund, LLC and Oppenheimer Master Loan Fund, LLC (together, the “Oppenheimer LLCs”), do not have similar

2

fundamental investment restrictions. However, the Oppenheimer LLCs, notwithstanding a Fund’s investment policies and restrictions, may invest all or part of their investable assets in a management investment company with substantially similar investment objective, policies and restrictions as the Fund.

Another notable difference with regard to the fundamental investment restrictions of the Acquiring Funds relates to certain exclusions that apply to the restriction on underwriting securities. The Acquiring Fund may not underwrite the securities of other issuers, but this restriction does not prevent the Acquiring Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933 (the “Securities Act”). The exclusions relating to the Oppenheimer Fund’s restriction on underwriting are a little broader and provide that the Oppenheimer Fund may not underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the SEC, its staff, or other authority with appropriate jurisdiction.

Both the Oppenheimer Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Oppenheimer Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Funds’ SAIs.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Oppenheimer Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through two years from the closing date of the Reorganization and if those waivers are not renewed upon the end of the two years after the Closing Date of the Reorganization, the expense ratios of certain Acquiring Funds after two years from the closing date of the Reorganization may be higher than the current expense ratios of the corresponding Oppenheimer Funds.

3

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Capital Income Fund[1] as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	0.54%[2]	0.25%	0.27%	0.02%	1.08%	(0.05)%[3]	1.03%
C merging into Acquiring Fund C	None	1.00%	0.54%[2]	1.00%	0.26%	0.02%	1.82%	(0.05)%[3]	1.77%
R merging into Acquiring Fund R	None	None	0.54%[2]	0.50%	0.27%	0.02%	1.33%	(0.05)%[3]	1.28%
Y merging into Acquiring Fund Y	None	None	0.54%[2]	None	0.26%	0.02%	0.82%	(0.05)%[3]	0.77%
I merging into Acquiring Fund R6	None	None	0.54%[2]	None	0.09%	0.02%	0.65%	(0.05)%[3]	0.60%
Pro Forma Invesco Oppenheimer Capital Income Fund as of 8/31/18
A	5.50%	None [4]	0.53%[5]	0.25%	0.19%[6]	0.02%[5]	0.99%	(0.04)%[7]	0.95%
C	None	1.00%	0.53%[5]	1.00%	0.19%[6]	0.02%[5]	1.74%	(0.04)%[7]	1.70%
R	None	None	0.53%[5]	0.50%	0.19%[6]	0.02%[5]	1.24%	(0.04)%[7]	1.20%
Y	None	None	0.53%[5]	None	0.19%[6]	0.02%[5]	0.74%	(0.04)%[7]	0.70%
I/R6	None	None	0.53%[5]	None	0.06%[6]	0.02%[5]	0.61%	(0.04)%[7]	0.57%
Oppenheimer Emerging Markets Local Debt Fund[1] as of 5/31/18
A merging into Acquiring Fund A	4.75%	None	0.70%	0.25%	0.32%	0.00%	1.27%	(0.12)%[8]	1.15%
C merging into Acquiring Fund C	None	1.00%	0.70%	1.00%	0.33%	0.00%	2.03%	(0.03)%[8]	2.00%
R merging into Acquiring Fund R	None	None	0.70%	0.50%	0.33%	0.00%	1.53%	(0.03)%[8]	1.50%
Y merging into Acquiring Fund Y	None	None	0.70%	None	0.31%	0.00%	1.01%	(0.06)%[8]	0.95%
I merging into Acquiring Fund R6	None	None	0.70%	None	0.17%	0.00%	0.87%	(0.02)%[8]	0.85%
Pro Forma Invesco Oppenheimer Emerging Markets Local Debt Fund as of 5/31/18
A	4.25%	None [4]	0.70%	0.25%	0.36%[6]	0.00%[6]	1.31%	(0.16)%[7]	1.15%
C	None	1.00%	0.70%	1.00%	0.36%[6]	0.00%[6]	2.06%	(0.06)%[7]	2.00%
R	None	None	0.70%	0.50%	0.36%[6]	0.00%[6]	1.56%	(0.06)%[7]	1.50%
Y	None	None	0.70%	None	0.36%[6]	0.00%[6]	1.06%	(0.11)%[7]	0.95%
I/R6	None	None	0.70%	None	0.20%[6]	0.00%[6]	0.90%	(0.05)%[7]	0.85%

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	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Global High Yield Fund[1] as of 5/31/18
A merging into Acquiring Fund A	4.75%	None	0.76%[2]	0.25%	0.68%	0.00%	1.69%	(0.50)%[8]	1.19%
C merging into Acquiring Fund C	None	1.00%	0.76%[2]	1.00%	0.69%	0.00%	2.45%	(0.56)%[8]	1.89%
R merging into Acquiring Fund R	None	None	0.76%[2]	0.50%	0.80%	0.00%	2.06%	(0.62)%[8]	1.44%
Y merging into Acquiring Fund Y	None	None	0.76%[2]	None	0.65%	0.00%	1.47%	(0.52)%[8]	0.89%
I merging into Acquiring Fund R6	None	None	0.76%[2]	None	0.48%	0.00%	1.24%	(0.40)%[8]	0.84%
Pro Forma Invesco Oppenheimer Global High Yield Fund as of 5/31/18
A	4.25%	None [4]	0.75%[5]	0.25%	0.93%[5]	0.00%[6]	1.93%	(0.74)%[7]	1.19%
C	None	1.00%	0.75%[5]	1.00%	0.93%[5]	0.00%[6]	2.68%	(0.79)%[7]	1.89%
R	None	None	0.75%[5]	0.50%	0.93%[5]	0.00%[6]	2.18%	(0.74)%[7]	1.44%
Y	None	None	0.75%[5]	None	0.93%[5]	0.00%[6]	1.68%	(0.79)%[7]	0.89%
I/R6	None	None	0.75%[5]	None	0.58%[5]	0.00%[6]	1.33%	(0.49)%[7]	0.84%
Oppenheimer Global Strategic Income Fund[1] as of 9/30/18
A merging into Acquiring Fund A	4.75%	None	0.55%[2]	0.25%	0.27%	0.01%	1.08%	(0.06)%[9]	1.02%
C merging into Acquiring Fund C	None	1.00%	0.55%[2]	1.00%	0.27%	0.01%	1.83%	(0.06)%[9]	1.77%
R merging into Acquiring Fund R	None	None	0.55%[2]	0.50%	0.27%	0.01%	1.33%	(0.06)%[9]	1.27%
Y merging into Acquiring Fund Y	None	None	0.55%[2]	None	0.27%	0.01%	0.83%	(0.06)%[9]	0.77%
I merging into Acquiring Fund R6	None	None	0.55%[2]	None	0.13%	0.01%	0.69%	(0.06)%[9]	0.63%
Pro Forma Invesco Oppenheimer Global Strategic Income Fund as of 9/30/18
A	4.25%	None [4]	0.55%[5]	0.25%	0.24%[6]	0.01%[6]	1.05%	(0.06)%[7]	0.99%
C	None	1.00%	0.55%[5]	1.00%	0.24%[6]	0.01%[6]	1.80%	(0.06)%[7]	1.74%
R	None	None	0.55%[5]	0.50%	0.24%[6]	0.01%[6]	1.30%	(0.06)%[7]	1.24%
Y	None	None	0.55%[5]	None	0.24%[6]	0.01%[6]	0.80%	(0.06)%[7]	0.74%
I/R6	None	None	0.55%[5]	None	0.12%[6]	0.01%[6]	0.68%	(0.08)%[7]	0.60%

5

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Global Unconstrained Bond Fund[1] as of 6/30/18
A merging into Acquiring Fund A	4.75%	None	0.60%	0.25%	1.03%	0.11%	1.99%	(0.88)%[10]	1.11%
Y merging into Acquiring Fund Y	None	None	0.60%	None	1.01%	0.11%	1.72%	(0.76)%[10]	0.96%
I merging into Acquiring Fund R6	None	None	0.60%	None	0.71%	0.11%	1.42%	(0.56)%[10]	0.86%
Pro Forma Invesco Oppenheimer Global Unconstrained Bond Fund as of 6/30/18
A	4.25%	None [4]	0.60%	0.25%	1.01%[5]	0.11%[5]	1.97%	(0.86)%[7]	1.11%
Y	None	None	0.60%	None	1.01%[5]	0.11%[5]	1.72%	(0.76)%[7]	0.96%
I/R6	None	None	0.60%	None	0.71%[5]	0.11%[5]	1.42%	(0.56)%[7]	0.86%
Oppenheimer Government Cash Reserves[1] as of 7/31/18
A merging into Acquiring Fund A	None	None	0.48%	0.20%	0.21%	0.00%	0.89%	(0.28)%[11]	0.61%
C merging into Acquiring Fund C	None	1.00%	0.48%	0.75%	0.21%	0.00%	1.44%	(0.83)%[11]	0.61%
R merging into Acquiring Fund R	None	None	0.48%	0.50%	0.21%	0.00%	1.19%	(0.58)%[11]	0.61%
Pro Forma Invesco Oppenheimer Government Cash Reserves Fund as of 7/31/18
A	None	None [4]	0.48%	0.20%	0.23%[6]	0.00%[6]	0.91%	(0.30)%[7]	0.61%
C	None	1.00%	0.48%	0.75%	0.23%[6]	0.00%[6]	1.46%	(0.85)%[7]	0.61%
R	None	None	0.48%	0.50%	0.23%[6]	0.00%[6]	1.21%	(0.60)%[7]	0.61%
Oppenheimer Intermediate Income Fund[1] as of 1/14/19
A merging into Acquiring Fund A	4.75%	None	0.40%	0.25%	0.26%	0.00%	0.91%	(0.16)%[12]	0.75%
C merging into Acquiring Fund C	None	1.00%	0.40%	1.00%	0.25%	0.00%	1.65%	(0.00)%[12]	1.65%
R merging into Acquiring Fund R	None	None	0.40%	0.50%	0.25%	0.00%	1.15%	(0.00)%[12]	1.15%
Y merging into Acquiring Fund Y	None	None	0.40%	None	0.25%	0.00%	0.65%	(0.20)%[12]	0.45%
I merging into Acquiring Fund R6	None	None	0.40%	None	0.11%	0.00%	0.51%	(0.10)%[12]	0.41%
Pro Forma Invesco Oppenheimer Intermediate Income Fund as of 1/14/19
A	4.25%	None [4]	0.40%	0.25%	0.37%[6]	0.00%[6]	1.02%	(0.27)%[7]	0.75%
C	None	1.00%	0.40%	1.00%	0.37%[6]	0.00%[6]	1.77%	(0.12)%[7]	1.65%
R	None	None	0.40%	0.50%	0.37%[6]	0.00%[6]	1.27%	(0.12)%[7]	1.15%
Y	None	None	0.40%	None	0.37%[6]	0.00%[6]	0.77%	(0.32)%[7]	0.45%
I/R6	None	None	0.40%	None	0.16%[6]	0.00%[6]	0.56%	(0.15)%[7]	0.41%

6

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer International Bond Fund[1] as of 9/30/18
A merging into Acquiring Fund A	4.75%	None	0.54%[2]	0.25%	0.21%	0.01%	1.01%	(0.02)%[9]	0.99%
C merging into Acquiring Fund C	None	1.00%	0.54%[2]	1.00%	0.21%	0.01%	1.76%	(0.02)%[9]	1.74%
R merging into Acquiring Fund R	None	None	0.54%[2]	0.50%	0.20%	0.01%	1.25%	(0.02)%[9]	1.23%
Y merging into Acquiring Fund Y	None	None	0.54%[2]	None	0.21%	0.01%	0.76%	(0.02)%[9]	0.74%
I merging into Acquiring Fund R6	None	None	0.54%[2]	None	0.06%	0.01%	0.61%	(0.02)%[9]	0.59%
Pro Forma Invesco Oppenheimer International Bond Fund as of 9/30/18
A	4.25%	None [4]	0.53%[5]	0.25%	0.12%	0.01%[6]	0.91%	(0.01)%[7]	0.90%
C	None	1.00%	0.53%[5]	1.00%	0.12%	0.01%[6]	1.66%	(0.01)%[7]	1.65%
R	None	None	0.53%[5]	0.50%	0.12%	0.01%[6]	1.16%	(0.01)%[7]	1.15%
Y	None	None	0.53%[5]	None	0.12%	0.01%[6]	0.66%	(0.01)%[7]	0.65%
I/R6	None	None	0.53%[5]	None	0.03%	0.01%[6]	0.57%	(0.01)%[7]	0.56%
Oppenheimer Limited-Term Government Fund[1] as of 9/30/18
A merging into Acquiring Fund A	2.25%	None	0.42%	0.25%	0.21%	0.00%	0.88%	(0.08)%[8]	0.80%
C merging into Acquiring Fund C	None	1.00%	0.42%	1.00%	0.21%	0.00%	1.63%	(0.03)%[8]	1.60%
R merging into Acquiring Fund R	None	None	0.42%	0.50%	0.21%	0.00%	1.13%	(0.03)%[8]	1.10%
Y merging into Acquiring Fund Y	None	None	0.42%	None	0.21%	0.00%	0.63%	(0.13)%[8]	0.50%
I merging into Acquiring Fund R6	None	None	0.42%	None	0.07%	0.00%	0.49%	(0.00)%[8]	0.49%
Pro Forma Invesco Oppenheimer Limited-Term Government Fund as of 9/30/18
A	2.50%	None [4]	0.42%	0.25%	0.11%[6]	0.00%[6]	0.78%	(0.00)%[7]	0.78%
C	None	1.00%	0.42%	1.00%	0.11%[6]	0.00%[6]	1.53%	(0.00)%[7]	1.53%
R	None	None	0.42%	0.50%	0.11%[6]	0.00%[6]	1.03%	(0.00)%[7]	1.03%
Y	None	None	0.42%	None	0.11%[6]	0.00%[6]	0.53%	(0.03)%[7]	0.50%
I/R6	None	None	0.42%	None	0.04%[6]	0.00%[6]	0.46%	(0.00)%[7]	0.46%

7

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Main Street Fund[1] as of 8/31/18
A merging into Acquiring Fund A	5.75%	None	0.46%	0.25%	0.21%	0.00%	0.92%	(0.00)%	0.92%
C merging into Acquiring Fund C	None	1.00%	0.46%	1.00%	0.22%	0.00%	1.68%	(0.00)%	1.68%
R merging into Acquiring Fund R	None	None	0.46%	0.50%	0.22%	0.00%	1.18%	(0.00)%	1.18%
Y merging into Acquiring Fund Y	None	None	0.46%	None	0.21%	0.00%	0.67%	(0.00)%	0.67%
I merging into Acquiring Fund R6	None	None	0.46%	None	0.04%	0.00%	0.50%	(0.00)%	0.50%
Pro Forma Invesco Oppenheimer Main Street Fund® as of 8/31/18
A	5.50%	None [4]	0.46%	0.25%	0.16%[6]	0.00%[6]	0.87%	(0.00)%[7]	0.87%
C	None	1.00%	0.46%	1.00%	0.16%[6]	0.00%[6]	1.62%	(0.00)%[7]	1.62%
R	None	None	0.46%	0.50%	0.16%[6]	0.00%[6]	1.12%	(0.00)%[7]	1.12%
Y	None	None	0.46%	None	0.16%[6]	0.00%[6]	0.62%	(0.00)%[7]	0.62%
I/R6	None	None	0.46%	None	0.02%[6]	0.00%[6]	0.48%	(0.00)%[7]	0.48%
Oppenheimer Main Street All Cap Fund®[1] as of 7/31/18
A merging into Acquiring Fund A	5.75%	None	0.67%	0.25%	0.21%	0.00%	1.13%	(0.00)%	1.13%
C merging into Acquiring Fund C	None	1.00%	0.67%	1.00%	0.21%	0.00%	1.88%	(0.00)%	1.88%
R merging into Acquiring Fund R	None	None	0.67%	0.50%	0.22%	0.00%	1.39%	(0.00)%	1.39%
Y merging into Acquiring Fund Y	None	None	0.67%	None	0.21%	0.00%	0.88%	(0.00)%	0.88%
Pro Forma Invesco Oppenheimer Main Street All Cap Fund® as of 7/31/18
A	5.50%	None [4]	0.67%	0.25%	0.20%[6]	0.00%[6]	1.12%	(0.00)%[7]	1.12%
C	None	1.00%	0.67%	1.00%	0.20%[6]	0.00%[6]	1.87%	(0.00)%[7]	1.87%
R	None	None	0.67%	0.50%	0.20%[6]	0.00%[6]	1.37%	(0.00)%[7]	1.37%
Y	None	None	0.67%	None	0.20%[6]	0.00%[6]	0.87%	(0.00)%[7]	0.87%

8

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Main Street Mid Cap Fund®[1] as of 6/30/18
A merging into Acquiring Fund A	5.75%	None	0.63%	0.25%	0.22%	0.00%	1.10%	(0.00)%	1.10%
C merging into Acquiring Fund C	None	1.00%	0.63%	1.00%	0.21%	0.00%	1.84%	(0.00)%	1.84%
R merging into Acquiring Fund R	None	None	0.63%	0.50%	0.21%	0.00%	1.34%	(0.00)%	1.34%
Y merging into Acquiring Fund Y	None	None	0.63%	None	0.21%	0.00%	0.84%	(0.00)%	0.84%
I merging into Acquiring Fund R6	None	None	0.63%	None	0.04%	0.00%	0.67%	(0.00)%	0.67%
Pro Forma Invesco Oppenheimer Main Street Mid Cap Fund® as of 6/30/18
A	5.50%	None [4]	0.63%	0.25%	0.22%[6]	0.00%[6]	1.10%	(0.00)%[7]	1.10%
C	None	1.00%	0.63%	1.00%	0.22%[6]	0.00%[6]	1.85%	(0.01)%[7]	1.84%
R	None	None	0.63%	0.50%	0.22%[6]	0.00%[6]	1.35%	(0.01)%[7]	1.34%
Y	None	None	0.63%	None	0.22%[6]	0.00%[6]	0.85%	(0.01)%[7]	0.84%
I/R6	None	None	0.63%	None	0.03%[5]	0.00%[6]	0.66%	(0.00)%[7]	0.66%
Oppenheimer Main Street Small Cap Fund®[1] as of 4/30/18
A merging into Acquiring Fund A	5.75%	None	0.72%	0.25%	0.23%	0.00%	1.20%	(0.00)%[8]	1.20%
C merging into Acquiring Fund C	None	1.00%	0.72%	1.00%	0.22%	0.00%	1.94%	(0.00)%[8]	1.94%
R merging into Acquiring Fund R	None	None	0.72%	0.50%	0.23%	0.00%	1.45%	(0.00)%[8]	1.45%
Y merging into Acquiring Fund Y	None	None	0.72%	None	0.22%	0.00%	0.94%	(0.04)%[8]	0.90%
I merging into Acquiring Fund R6	None	None	0.72%	None	0.05%	0.00%	0.77%	(0.00)%[8]	0.77%
Pro Forma Invesco Oppenheimer Main Street Small Cap Fund® as of 4/30/18
A	5.50%	None [4]	0.72%	0.25%	0.35%[6]	0.00%[6]	1.32%	(0.12)%[7]	1.20%
C	None	1.00%	0.72%	1.00%	0.35%[6]	0.00%[6]	2.07%	(0.13)%[7]	1.94%
R	None	None	0.72%	0.50%	0.35%[6]	0.00%[6]	1.57%	(0.12)%[7]	1.45%
Y	None	None	0.72%	None	0.35%[6]	0.00%[6]	1.07%	(0.17)%[7]	0.90%
I/R6	None	None	0.72%	None	0.06%[6]	0.00%[6]	0.78%	(0.01)%[7]	0.77%
Oppenheimer Master Event-Linked Bond Fund, LLC as of 9/30/18
E merging into Acquiring Fund R6	None	None	0.40%	0.00	0.05%	0.00%	0.45%	(0.00)%	0.45%
Pro Forma Invesco Oppenheimer Master Event-Linked Bond Fund as of 9/30/18
E/R6	None	None	0.40%	0.00%	0.05%[5]	0.00%[5]	0.45%	(0.00)%[7]	0.45%

9

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Master Inflation Protected Securities Fund, LLC as of 1/31/18
Class E merging into Acquiring Fund R6	None	None		0.40%	None	0.07%	0.00%	0.47%	(0.00)%	0.47%
Pro Forma Invesco Oppenheimer Master Inflation Protected Securities Fund as of 1/31/18
E/R6	None	None		0.40%	None	0.07%[6]	0.00%[6]	0.47%	(0.00)%[7]	0.47%
Oppenheimer Master Loan Fund, LLC as of 9/30/18
A merging into Acquiring Fund R6	None	None		0.30%	0.00%	0.07%	0.01%	0.38%	(0.01)%[14]	0.37%
Pro Forma Invesco Oppenheimer Master Loan Fund as of 9/30/18
A/R6	None	None		0.30%	0.00%	0.07%[6]	0.01%[6]	0.38%	(0.01)%[7]	0.37%
Oppenheimer Preferred Securities and Income Fund[1] as of 6/30/18
A merging into Acquiring Fund A	4.75%	None		0.65%	0.25%	1.11%	0.00%	2.01%	(0.82)%[13]	1.19%
Y merging into Acquiring Fund Y	None	None		0.65%	None	0.90%	0.00%	1.55%	(0.61)%[13]	0.94%
I merging into Acquiring Fund R6	None	None		0.65%	None	0.74%	0.00%	1.39%	(0.64)%[13]	0.75%
Pro Forma Invesco Oppenheimer Preferred Securities and Income Fund as of 6/30/18
A	4.25%	None	[4]	0.65%	0.25%	0.88%[6]	0.00%[6]	1.78%	(0.59)%[7]	1.19%
Y	None	None		0.65%	None	0.88%[6]	0.00%[6]	1.53%	(0.59)%[7]	0.94%
I/R6	None	None		0.65%	None	0.74%[6]	0.00%[6]	1.39%	(0.64)%[7]	0.75%

10

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Interest Expense	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Senior Floating Rate Fund[1] as of 7/31/18
A merging into Acquiring Fund A	3.50%	None	0.59%	0.25%	0.16%	0.13%	0.01%	1.14%	(0.01)%[14]	1.13%
C merging into Acquiring Fund C	None	1.00%	0.59%	1.00%	0.16%	0.13%	0.01%	1.89%	(0.01)%[14]	1.88%
R merging into Acquiring Fund R	None	None	0.59%	0.50%	0.16%	0.13%	0.01%	1.39%	(0.01)%[14]	1.38%
Y merging into Acquiring Fund Y	None	None	0.59%	None	0.16%	0.13%	0.01%	0.89%	(0.01)%[14]	0.88%
I merging into Acquiring Fund R6	None	None	0.59%	None	0.05%	0.13%	0.01%	0.78%	(0.01)%[14]	0.77%
Pro Forma Invesco Oppenheimer Senior Floating Rate Fund as of 7/31/18
A	3.25%	None [4]	0.59%	0.25%	0.15%[6]	0.13%	0.01%[6]	1.13%	(0.01)%[7]	1.12%
C	None	1.00%	0.59%	1.00%	0.15%[6]	0.13%	0.01%[6]	1.88%	(0.01)%[7]	1.87%
R	None	None	0.59%	0.50%	0.15%[6]	0.13%	0.01%[6]	1.38%	(0.01)%[7]	1.37%
Y	None	None	0.59%	None	0.15%[6]	0.13%	0.01%[6]	0.88%	(0.01)%[7]	0.87%
I/R6	None	None	0.59%	None	0.03%[6]	0.13%	0.01%[6]	0.76%	(0.01)%[7]	0.75%
Oppenheimer Senior Floating Rate Plus Fund[1] as of 7/31/18
A merging into Acquiring Fund A	3.50%	None	0.80%	0.25%	0.38%	0.45%	0.00%	1.88%	(0.33)%[8]	1.55%
C merging into Acquiring Fund C	None	1.00%	0.80%	1.00%	0.38%	0.45%	0.00%	2.63%	(0.18)%[8]	2.45%
Y merging into Acquiring Fund Y	None	None	0.80%	None	0.38%	0.45%	0.00%	1.63%	(0.33)%[8]	1.30%
I merging into Acquiring Fund R6	None	None	0.80%	None	0.30%	0.45%	0.00%	1.55%	(0.27)%[8]	1.28%
Pro Forma Invesco Oppenheimer Senior Floating Rate Plus Fund as of 7/31/18
A	3.25%	None [4]	0.80%	0.25%	0.46%[6]	0.45%	0.00%[6]	1.96%	(0.41)%[7]	1.55%
C	None	1.00%	0.80%	1.00%	0.46%[6]	0.45%	0.00%[6]	2.71%	(0.26)%[7]	2.45%
Y	None	None	0.80%	None	0.46%[6]	0.45%	0.00%[6]	1.71%	(0.41)%[7]	1.30%
I/R6	None	None	0.80%	None	0.37%[6]	0.45%	0.00%[6]	1.62%	(0.34)%[7]	1.28%

11

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Interest Expense	Deferred Income Tax Expense	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer SteelPath MLP Alpha Fund[1] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	1.10%	0.25%	0.26%[15]	0.03%	0.43%	2.07%	(0.11)%[16]	1.96%
C merging into Acquiring Fund C	None	1.00%	1.10%	1.00%	0.26%[15]	0.03%	0.43%	2.82%	(0.11)%[16]	2.71%
Y merging into Acquiring Fund Y	None	None	1.10%	None	0.26%[15]	0.03%	0.43%	1.82%	(0.11)%[16]	1.71%
I merging into Acquiring Fund R6	None	None	1.10%	None	0.09%[15]	0.03%	0.43%	1.65%	(0.00)%[16]	1.65%
Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Fund as of 5/31/18
A	5.50%	None [4]	1.10%	0.25%	0.17%[6]	0.03%	0.43%[6]	1.98%	(0.02)%[7]	1.96%
C	None	1.00%	1.10%	1.00%	0.17%[6]	0.03%	0.43%[6]	2.73%	(0.02)%[7]	2.71%
Y	None	None	1.10%	None	0.17%[6]	0.03%	0.43%[6]	1.73%	(0.02)%[7]	1.71%
I/R6	None	None	1.10%	None	0.07%[6]	0.03%	0.43%[6]	1.63%	(0.00)%[7]	1.63%
Oppenheimer SteelPath MLP Alpha Plus Fund[1] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	1.25%	0.25%	0.38%[15]	0.99%	N/A	2.87%	(0.00)%[16]	2.87%
C merging into Acquiring Fund C	None	1.00%	1.25%	1.00%	0.38%[15]	0.99%	N/A	3.62%	(0.00)%[16]	3.62%
Y merging into Acquiring Fund Y	None	None	1.25%	None	0.38%[15]	0.99%	N/A	2.62%	(0.00)%[16]	2.62%
I merging into Acquiring Fund R6	None	None	1.25%	None	0.23%[15]	0.99%	N/A	2.47%	(0.00)%[16]	2.47%
Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Plus Fund as of 5/31/18
A	5.50%	None [4]	1.25%	0.25%	0.31%[6]	0.99%	N/A [6]	2.80%	(0.00)%[7]	2.80%
C	None	1.00%	1.25%	1.00%	0.31%[6]	0.99%	N/A [6]	3.55%	(0.00)%[7]	3.55%
Y	None	None	1.25%	None	0.31%[6]	0.99%	N/A [6]	2.55%	(0.00)%[7]	2.55%
I/R6	None	None	1.25%	None	0.22%[6]	0.99%	N/A [6]	2.46%	(0.01)%[7]	2.45%

12

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Interest Expense	Deferred Income Tax Expense	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer SteelPath MLP Income Fund[1] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	0.95%	0.25%	0.25%[15]	0.04%	0.19%	1.68%	(0.10)%[16]	1.58%
C merging into Acquiring Fund C	None	1.00%	0.95%	1.00%	0.25%[15]	0.04%	0.19%	2.43%	(0.10)%[16]	2.33%
Y merging into Acquiring Fund Y	None	None	0.95%	None	0.25%[15]	0.04%	0.19%	1.43%	(0.10)%[16]	1.33%
I merging into Acquiring Fund R6	None	None	0.95%	None	0.08%[15]	0.04%	0.19%	1.26%	(0.00)%[16]	1.26%
Pro Forma Invesco Oppenheimer SteelPath MLP Income Fund as of 5/31/18
A	5.50%	None [4]	0.95%	0.25%	0.15%[6]	0.04%	0.19%[6]	1.58%	(0.00)%[7]	1.58%
C	None	1.00%	0.95%	1.00%	0.15%[6]	0.04%	0.19%[6]	2.33%	(0.00)%[7]	2.33%
Y	None	None	0.95%	None	0.15%[6]	0.04%	0.19%[6]	1.33%	(0.00)%[7]	1.33%
I/R6	None	None	0.95%	None	0.05%[6]	0.04%	0.19%[6]	1.23%	(0.00)%[7]	1.23%
Oppenheimer SteelPath MLP Select 40 Fund[1] as of 5/31/18
A merging into Acquiring Fund A	5.75%	None	0.70%	0.25%	0.25%[15]	0.03%	1.03%	2.26%	(0.10)%[16]	2.16%
C merging into Acquiring Fund C	None	1.00%	0.70%	1.00%	0.25%[15]	0.03%	1.03%	3.01%	(0.10)%[16]	2.91%
Y merging into Acquiring Fund Y	None	None	0.70%	None	0.25%[15]	0.03%	1.03%	2.01%	(0.10)%[16]	1.91%
W merging into Acquiring Fund Y	None	None	0.70%	None	0.25%[15]	0.03%	1.03%	2.01%	(0.10)%[16]	1.91%
I merging into Acquiring Fund R6	None	None	0.70%	None	0.09%[15]	0.03%	1.03%	1.85%	(0.00)%[16]	1.85%
Pro Forma Invesco Oppenheimer SteelPath MLP Select 40 Fund as of 5/31/18
A	5.50%	None [4]	0.70%	0.25%	0.16%[6]	0.03%	1.03%[6]	2.17%	(0.01)%[7]	2.16%
C	None	1.00%	0.70%	1.00%	0.16%[6]	0.03%	1.03%[6]	2.92%	(0.01)%[7]	2.91%
W/Y	None	None	0.70%	None	0.16%[6]	0.03%	1.03%[6]	1.92%	(0.01)%[7]	1.91%
I/R6	None	None	0.70%	None	0.06%[6]	0.03%	1.03%[6]	1.82%	(0.00)%[7]	1.82%

13

	Shareholder Fees (fees paid directly from your investment)†		Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Interest Expense	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer SteelPath MLP & Energy Infrastructure Fund[1] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	0.85%	0.25%	2.24%	0.00%	0.00%	3.34%	(1.97)%[8]	1.37%
C merging into Acquiring Fund C	None	1.00%	0.85%	1.00%	2.79%	0.00%	0.00%	4.64%	(2.52)%[8]	2.12%
Y merging into Acquiring Fund Y	None	None	0.85%	None	1.11%	0.00%	0.00%	1.96%	(0.84)%[8]	1.12%
I merging into Acquiring Fund R6	None	None	0.85%	None	0.62%	0.00%	0.00%	1.47%	(0.54)%[8]	0.93%
Pro Forma Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund as of 10/31/18
A	5.50%	None [4]	0.85%	0.25%	1.96%[6]	0.00%	0.00%[6]	3.06%	(1.69)%[7]	1.37%
C	None	1.00%	0.85%	1.00%	1.96%[6]	0.00%	0.00%[6]	3.81%	(1.69)%[7]	2.12%
Y	None	None	0.85%	None	1.96%[6]	0.00%	0.00%[6]	2.81%	(1.69)%[7]	1.12%
I/R6	None	None	0.85%	None	0.62%[6]	0.00%	0.00%[6]	1.47%	(0.54)%[7]	0.93%
Oppenheimer SteelPath Panoramic Fund[1] as of 10/31/18
A merging into Acquiring Fund A	5.75%	None	1.00%	0.25%	1.00%	0.00%	0.00%	2.25%	(0.70)%[17]	1.55%
C merging into Acquiring Fund C	None	1.00%	1.00%	1.00%	1.19%	0.00%	0.00%	3.19%	(0.89)%[17]	2.30%
R merging into Acquiring Fund R	None	None	1.00%	0.50%	1.19%	0.00%	0.00%	2.69%	(0.89)%[17]	1.80%
Y merging into Acquiring Fund Y	None	None	1.00%	None	0.96%	0.00%	0.00%	1.96%	(0.66)%[17]	1.30%
I merging into Acquiring Fund R6	None	None	1.00%	None	0.74%	0.00%	0.00%	1.74%	(0.64)%[17]	1.10%
Pro Forma Invesco Oppenheimer SteelPath Panoramic Fund as of 10/31/18
A	5.50%	None [4]	1.00%	0.25%	1.02%[6]	0.00%	0.00%[6]	2.27%	(0.72)%[7]	1.55%
C	None	1.00%	1.00%	1.00%	1.02%[6]	0.00%	0.00%[6]	3.02%	(0.72)%[7]	2.30%
R	None	None	1.00%	0.50%	1.02%[6]	0.00%	0.00%[6]	2.52%	(0.72)%[7]	1.80%
Y	None	None	1.00%	None	1.02%[6]	0.00%	0.00%[6]	2.02%	(0.72)%[7]	1.30%
I/R6	None	None	1.00%	None	0.74%[6]	0.00%	0.00%[6]	1.74%	(0.64)%[7]	1.10%

14

	Shareholder Fees (fees paid directly from your investment)†			Annual Fund Operating Expenses‡ (expenses that you pay each year as a percentage of the value of your investment)
Class	Maximum Sales Charge (Load) Imposed on Purchases	Maximum Deferred Sales Charge (Load)		Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Fee Waiver and/or Expense Reimbursement	Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements
Oppenheimer Total Return Bond Fund[1] as of 6/30/18
A merging into Acquiring Fund A	4.75%	None		0.35%	0.25%	0.21%	0.00%	0.81%	(0.06)%[10]	0.75%
C merging into Acquiring Fund C	None	1.00%		0.35%	1.00%	0.20%	0.00%	1.55%	(0.00)%[10]	1.55%
R merging into Acquiring Fund R	None	None		0.35%	0.50%	0.20%	0.00%	1.05%	(0.00)%[10]	1.05%
Y merging into Acquiring Fund Y	None	None		0.35%	None	0.20%	0.00%	0.55%	(0.10)%[10]	0.45%
I merging into Acquiring Fund R6	None	None		0.35%	None	0.06%	0.00%	0.41%	(0.01)%[10]	0.40%
Pro Forma Invesco Oppenheimer Total Return Bond Fund as of 6/30/18
A	4.25%	None	[4]	0.35%	0.25%	0.24%[6]	0.00%[6]	0.84%	(0.09)%[7]	0.75%
C	None	1.00%		0.35%	1.00%	0.24%[6]	0.00%[6]	1.59%	(0.04)%[7]	1.55%
R	None	None		0.35%	0.50%	0.24%[6]	0.00%[6]	1.09%	(0.04)%[7]	1.05%
Y	None	None		0.35%	None	0.24%[6]	0.00%[6]	0.59%	(0.14)%[7]	0.45%
I/R6	None	None		0.35%	None	0.04%[6]	0.00%[6]	0.39%	(0.00)%[7]	0.39%
Oppenheimer Ultra-Short Duration Fund as of 7/31/18
A merging into Acquiring Fund A	None	None		0.30%	None	0.08%	0.00%	0.38%	(0.05)%[18]	0.33%
Y merging into Acquiring Fund Y	None	None		0.30%	None	0.08%	0.00%	0.38%	(0.13)%[18]	0.25%
I merging into Acquiring Fund R6	None	None		0.30%	None	0.10%	0.00%	0.40%	(0.15)%[18]	0.25%
Pro Forma Invesco Oppenheimer Ultra-Short Duration Fund as of 7/31/18
A	None	None	[4]	0.30%	None	0.04%[6]	0.00%[6]	0.34%	(0.05)%[7]	0.29%
Y	None	None		0.30%	None	0.04%[6]	0.00%[6]	0.34%	(0.09)%[7]	0.25%
I/R6	None	None		0.30%	None	0.06%[6]	0.00%[6]	0.36%	(0.11)%[7]	0.25%

15

Footnotes to Fee Table:

†   Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

‡   There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year and Invesco and MassMutual will bear, or will arrange for an entity under common ownership of MassMutual to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

1.  Expenses have been restated to reflect current fees.

2.  “Management Fees” reflects the gross management fees paid to OFI Global Asset Management, Inc. (“OFI Global”) by the Oppenheimer Fund and the gross management fee of the Oppenheimer Fund’s subsidiary for the Oppenheimer Fund’s most recent fiscal year.

3.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund’s expenses in an amount equal to the indirect management fees incurred through the Oppenheimer Fund’s investments in funds managed by OFI Global or its affiliates. After discussions with the Oppenheimer Board, OFI Global has also contractually agreed to waive and/or reimburse the management fee it receives from the Oppenheimer Fund in an amount equal to the management fee it receives from the Oppenheimer Fund’s subsidiary. Each of these fee waivers and/or expense reimbursements may not be amended or withdrawn for one year until the date shown in the table below, unless approved by the Oppenheimer Board.

4.  A CDSC may apply in some cases. See the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus and “Shareholder Account Information – Contingent Deferred Sales Charges (CDSCs)” in the prospectus that accompanies this Joint Proxy Statement/Prospectus.

5.  For the Invesco Oppenheimer Capital Income Fund, Invesco Oppenheimer Global High Yield Fund, Invesco Oppenheimer Global Strategic Income Fund, and Invesco Oppenheimer International Bond Fund, to the extent the Acquiring Fund invests its assets in a direct wholly-owned subsidiary of the Acquiring Fund, Management Fees have been restated to reflect that the combined advisory fee received from the wholly-owned subsidiary and the Acquiring Fund by Invesco Advisers is no greater than the management fee charged to the Acquiring Fund by Invesco Advisers.

6.  “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.

7.  Effective upon closing of the Reorganization, Invesco Advisers has contractually agreed through two years from the closing date of the Reorganization, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) Acquired Fund Fees and Expenses; and (vi) expenses that the Acquiring Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable) for the share classes of the Acquiring Fund as shown in the table below (the “expense limits”). Invesco Advisers has also contractually agreed to waive a portion of the Acquiring Fund’s management fee in an amount equal to the net management fee that Invesco Advisers earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on the date indicated in the table below. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Acquiring Fund’s Board of Trustees. Invesco has contractually agreed to waive fees and/or reimburse the Invesco Oppenheimer Government Cash Reserves Fund for certain expenses in order to limit “Management Fees” to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of the Invesco Oppenheimer Government Cash Reserves Fund for a period of two years from the closing date of the Reorganization. Invesco Distributors, Inc., the Invesco Oppenheimer Government Cash Reserves Fund’s distributor, has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of the Invesco Oppenheimer Government Cash Reserves Fund for a period of two years from the closing date of the Reorganization. In addition, for the Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, Invesco Advisers has voluntarily agreed to reduce its management fee by 0.25% of the Fund’s daily net assets.

8.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates listed in the table below as calculated on the daily net assets of the Oppenheimer Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the date shown in the table below, unless approved by the Oppenheimer Board. For the Oppenheimer Global High Yield Fund, OFI Global has also contractually agreed to waive the management fee it receives from the Oppenheimer Fund in an amount equal to the management fee it

16

receives from the Oppenheimer Fund’s subsidiary. This undertaking will continue to be in effect for so long as the Oppenheimer Fund invests in its subsidiary and may not be terminated unless approved by the Oppenheimer Board.

9.  After discussions with the Oppenheimer Board, OFI Global has agreed to waive fees and/or reimburse the Oppenheimer Fund’s expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in funds managed by OFI Global or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s currently effective prospectus, unless approved by the Oppenheimer Board. OFI Global has also contractually agreed to waive the management fee it receives from the Oppenheimer Fund in an amount equal to the management fee it receives from the Oppenheimer Fund’s subsidiary. This undertaking will continue to be in effect for so long as the Oppenheimer Fund invests in its subsidiary and may not be terminated unless approved by the Oppenheimer Board.

10.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expenses, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, other unusual and infrequent expenses and certain other Fund expenses) to the annual rates listed below, as calculated on the daily net assets of the Oppenheimer Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the date shown in the table below, unless approved by the Oppenheimer Board. See the table below for the current expense limitation agreements for each Oppenheimer Fund.

11.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse Oppenheimer Government Cash Reserves for certain expenses in order to limit “Management Fees” to an annual rate of 0.40% for each class of shares, as calculated on the daily net assets of Oppenheimer Government Cash Reserves. This fee waiver and/or expense reimbursement may not be amended or withdrawn until September 28, 2019, unless approved by the Oppenheimer Board. OppenheimerFunds Distributor, Inc., the Oppenheimer Government Cash Reserves’ distributor, has contractually agreed to waive the fees payable under the Distribution and/or Service Plans for each class of shares so that those fees are limited to 0.00% of the average annual net assets for each class of shares of Oppenheimer Government Cash Reserves. This fee waiver may not be amended or withdrawn until September 28, 2019.

12.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expenses, taxes, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, other unusual and infrequent expenses and certain other Fund expenses) to the annual rates listed below, as calculated on the daily net assets of the Oppenheimer Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the date shown in the table below, unless approved by the Oppenheimer Board.

13.  OFI Global has contractually agreed to waive a portion of its management fees and/or reimburse the Fund for certain of its expenses so that total annual fund operating expenses after any fee waiver and/or expense reimbursement (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) will not exceed the annual rates listed in the table below as calculated on the daily net assets of the Oppenheimer Fund. These fee waivers and/or expense reimbursements may not be amended or withdrawn until the date listed in the chart below.

14.  After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund’s expenses in an amount equal to the indirect management fees incurred through the Oppenheimer Fund’s investments in funds managed by OFI Global or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s currently effective prospectus, unless approved by the Oppenheimer Board.

15.  The Oppenheimer Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Oppenheimer Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Oppenheimer Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. As of the fiscal year ended November 30, 2017, the Oppenheimer Fund had accumulated the following net operating loss carryforwards:

(a)   Oppenheimer SteelPath MLP Alpha Fund: $389,141,857 (The Fund accrued deferred income tax expense primarily related to unrealized appreciation on investments).

(b)   Oppenheimer SteelPath MLP Alpha Plus Fund: $41,113,573 (The Fund accrued deferred income tax expense primarily related to unrealized appreciation on investments).

(c)   Oppenheimer SteelPath MLP Income Fund: $714,683,435 (The Fund did not have accrued deferred income tax expense).

(d)   Oppenheimer SteelPath Select 40 Fund: $533,616,917 (The Fund did not have accrued deferred income tax expense).

16.  After discussions with the Oppenheimer Fund’s Board, OFI Global has contractually agreed to limit fees and/or reimburse expenses of the Oppenheimer Fund until at least March 29, 2019, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and other unusual and infrequent expenses, such as litigation expenses, if any) exceed the limits set forth below. The Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (“Net Expenses”) will be higher than these amounts to the extent that the Oppenheimer Fund incurs expenses excluded from the expense cap. Because the Oppenheimer Fund’s deferred income tax expense is excluded from the expense cap, the Fund’s Net Expenses for each class of shares is increased by the amount of this expense. OFI Global and/or the Oppenheimer Fund’s transfer

17

agent can be reimbursed by the Oppenheimer Fund within three years after the date the fee limitation and/or expense reimbursement has been made by OFI Global or the Oppenheimer Fund’s transfer agent, provided that such repayment does not cause the expenses of any class of the Oppenheimer Fund to exceed the limits stated below. The fee limitation and/or expense reimbursement may not be terminated or amended prior to March 29, 2019, unless approved by the Oppenheimer Board. In addition, for the Oppenheimer SteelPath MLP Alpha Plus Fund, after discussion with the Oppenheimer Fund’s Board, effective November 1, 2018, OFI Global has voluntarily agreed to reduce its management fee by 0.25% of the Fund’s daily net assets.

(a)	Oppenheimer SteelPath MLP Alpha Fund: 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class Y shares.
(b)	Oppenheimer SteelPath MLP Alpha Plus Fund: 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class Y shares.
(c)	Oppenheimer SteelPath MLP Income Fund: 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class Y shares.
(d)	Oppenheimer SteelPath Select 40 Fund: 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class Y shares, and 0.85% for Class W shares.

17.

After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates listed in the table below as calculated on the daily net assets of the Oppenheimer Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn until the date shown in the table below, unless approved by the Oppenheimer Board.

18.

After discussions with the Oppenheimer Board, OFI Global has contractually agreed to waive fees and/or reimburse the Oppenheimer Ultra-Short Duration Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, unusual and infrequent expenses and certain other Fund expenses) to annual rates listed in the chart below, as calculated on the daily net assets of the Oppenheimer Ultra-Short Duration Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Oppenheimer Board. OFI Global will also waive a portion of the advisory fee on Class A shares to the same extent that it waives any of the advisory fee on Class Y or I shares as a result of the fee waiver and/or expense reimbursement described above.

The table below displays the current expense limitations for each Oppenheimer Fund and pro forma Acquiring Fund:

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Capital Income Fund	N/A	N/A	N/A	N/A	N/A	10/29/2019	Invesco Oppenheimer Capital Income Fund	1.06%	1.80%	1.31%	0.80%	0.63%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Emerging Markets Local Debt Fund	1.15%	2.00%	1.50%	0.95%	0.85%	9/27/2019	Invesco Oppenheimer Emerging Markets Local Debt Fund	1.15%	2.00%	1.50%	0.95%	0.85%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Global High Yield Fund	1.15%	1.85%	1.40%	0.85%	0.80%	9/27/2019	Invesco Oppenheimer Global High Yield Fund	1.15%	1.85%	1.40%	0.85%	0.80%	*

18

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Global Strategic Income Fund	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Global Strategic Income Fund	1.04%	1.79%	1.29%	0.79%	0.65%	*

Oppenheimer Fund	Class A	Class Y	Class I	Expires	Acquiring Fund	Class A	Class Y	Class R6	Expires
Oppenheimer Global Unconstrained Bond Fund	1.00%	0.85%	0.75%	1/26/2019	Invesco Oppenheimer Global Unconstrained Bond Fund	1.00%	0.85%	0.75%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Intermediate Income Fund	0.75%	N/A	N/A	0.45%	0.41%	1/14/2020	Invesco Oppenheimer Intermediate Income Fund	0.75%	1.65%	1.15%	0.45%	0.41%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer International Bond Fund	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer International Bond Fund	1.01%	1.76%	1.26%	0.76%	0.62%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Limited-Term Government Fund	0.80%	1.60%	1.10%	0.50%	N/A	12/29/2019	Invesco Oppenheimer Limited-Term Government Fund	0.80%	1.60%	1.10%	0.50%	0.48%	*

*	Expense limitations expire two years from the closing date of the Reorganization.

19

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Main Street Fund®	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Main Street Fund®	0.92%	1.68%	1.18%	0.67%	0.50%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Expires
Oppenheimer Main Street All Cap Fund®	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Main Street All Cap Fund®	1.16%	1.90%	1.41%	0.91%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Main Street Mid Cap Fund®	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Main Street Mid Cap Fund®	1.10%	1.84%	1.34%	0.84%	0.67%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Main Street Small Cap Fund®	1.25%	2.25%	1.75%	0.90%	0.80%	8/28/2019	Invesco Oppenheimer Main Street Small Cap Fund®	1.20%	1.94%	1.45%	0.90%	0.77%	*

Oppenheimer Fund	Class E	Expires	Acquiring Fund	Class R6	Expires
Oppenheimer Master Event-Linked Bond Fund, LLC	N/A	N/A	Invesco Oppenheimer Master Event-Linked Bond Fund	0.45%	*

Oppenheimer Fund	Class E	Expires	Acquiring Fund	Class R6	Expires
Oppenheimer Master Inflation Protected Securities Fund, LLC	N/A	N/A	Invesco Oppenheimer Master Inflation Protected Securities Fund	0.47%	*

*	Expense limitations expire two years from the closing date of the Reorganization.

20

Oppenheimer Fund	Class A	Expires	Acquiring Fund	Class R6	Expires
Oppenheimer Master Loan Fund, LLC	N/A	N/A	Invesco Oppenheimer Master Loan Fund	0.38%	*

Oppenheimer Fund	Class A	Class Y	Class I	Expires	Acquiring Fund	Class A	Class Y	Class R6	Expires
Oppenheimer Preferred Securities and Income Fund	1.19%	0.94%	0.75%	2/12/2019	Invesco Oppenheimer Preferred Securities and Income Fund	1.19%	0.94%	0.75%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Senior Floating Rate Fund	N/A	N/A	N/A	N/A	N/A	N/A	Invesco Oppenheimer Senior Floating Rate Fund	1.00%	1.75%	1.25%	0.75%	0.64%	*

Oppenheimer Fund	Class A	Class C	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer Senior Floating Rate Plus Fund	1.10%	2.00%	0.85%	0.83%	10/29/2019	Invesco Oppenheimer Senior Floating Rate Plus Fund	1.10%	2.00%	0.85%	0.83%	*

Oppenheimer Fund	Class A	Class C	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer SteelPath MLP Alpha Fund	1.50%	2.25%	1.25%	N/A	3/29/2019	Invesco Oppenheimer SteelPath MLP Alpha Fund	1.50%	2.25%	1.21%	1.19%	*

Oppenheimer Fund	Class A	Class C	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer SteelPath MLP Alpha Plus Fund	2.00%	2.75%	1.75%	N/A	3/29/2019	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund	1.83%	2.60%	1.61%	1.46%	*

*	Expense limitations expire two years from the closing date of the Reorganization.

21

Oppenheimer Fund	Class A	Class C	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer SteelPath MLP Income Fund	1.35%	2.10%	1.10%	N/A	3/29/2019	Invesco Oppenheimer SteelPath MLP Income Fund	1.35%	2.10%	1.10%	1.03%	*

Oppenheimer Fund	Class A	Class C	Class Y	Class W	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer SteelPath MLP Select 40 Fund	1.10%	1.85%	0.85%	0.85%	N/A	3/29/2019	Invesco Oppenheimer SteelPath MLP Select 40 Fund	1.10%	1.85%	0.85%	0.79%	*

Oppenheimer Fund	Class A	Class C	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class Y	Class R6	Expires
Oppenheimer SteelPath MLP & Energy Infrastructure Fund	1.37%	2.12%	1.12%	0.93%	7/27/2019	Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund	1.37%	2.12%	1.12%	0.93%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer SteelPath Panoramic Fund	1.55%	2.30%	1.80%	1.30%	1.10%	2/28/2019	Invesco Oppenheimer SteelPath Panoramic Fund	1.55%	2.30%	1.80%	1.30%	1.10%	*

Oppenheimer Fund	Class A	Class C	Class R	Class Y	Class I	Expires	Acquiring Fund	Class A	Class C	Class R	Class Y	Class R6	Expires
Oppenheimer Total Return Bond Fund	0.75%	N/A	N/A	0.45%	0.40%	3/29/2019	Invesco Oppenheimer Total Return Bond Fund	0.75%	1.65%	1.15%	0.45%	0.40%	*

Oppenheimer Fund	Class A	Class Y	Class I	Expires	Acquiring Fund	Class A	Class Y	Class R6	Expires
Oppenheimer Ultra-Short Duration Fund	0.65%	0.25%	0.25%	10/29/2019	Invesco Oppenheimer Ultra-Short Duration Fund	0.30%	0.35%	0.25%	*

*	Expense limitations expire two years from the closing date of the Reorganization.

22

Expense Example

The Examples are intended to help you compare the costs of investing in different classes of an Oppenheimer Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Oppenheimer Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the first year only for the Oppenheimer Funds, and the first two years for the corresponding Acquiring Funds. Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the closing date of the Reorganization. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Capital Income Fund as of 8/31/18
A merging into Acquiring Fund A	$675	$896	$1,135	$1,819	$675	$896	$1,135	$1,819
C merging into Acquiring Fund C	$281	$573	$989	$2,152	$181	$573	$989	$2,152
R merging into Acquiring Fund R	$131	$419	$729	$1,607	$131	$419	$729	$1,607
Y merging into Acquiring Fund Y	$79	$258	$452	$1,013	$79	$258	$452	$1,013
I merging into Acquiring Fund R6	$62	$204	$358	$808	$62	$204	$358	$808
Pro Forma Invesco Oppenheimer Capital Income Fund as of 8/31/18
A	$642	$840	$1,059	$1,689	$642	$840	$1,059	$1,689
C	$273	$540	$936	$2,045	$173	$540	$936	$2,045
R	$122	$385	$673	$1,493	$122	$385	$673	$1,493
Y	$72	$228	$403	$911	$72	$228	$403	$911
I/R6	$58	$187	$332	$754	$58	$187	$332	$754
Oppenheimer Emerging Markets Local Debt Fund as of 5/31/18
A merging into Acquiring Fund A	$587	$850	$1,132	$1,935	$587	$850	$1,132	$1,935
C merging into Acquiring Fund C	$305	$640	$1,101	$2,380	$205	$640	$1,101	$2,380
R merging into Acquiring Fund R	$154	$484	$838	$1,835	$154	$484	$838	$1,835
Y merging into Acquiring Fund Y	$97	$317	$555	$1,237	$97	$317	$555	$1,237
I merging into Acquiring Fund R6	$87	$277	$482	$1,075	$87	$277	$482	$1,075
Pro Forma Invesco Oppenheimer Emerging Markets Local Debt Fund as of 5/31/18
A	$537	$792	$1,083	$1,909	$537	$792	$1,083	$1,909
C	$303	$634	$1,097	$2,380	$203	$634	$1,097	$2,380
R	$153	$481	$838	$1,846	$153	$481	$838	$1,846
Y	$97	$315	$563	$1,274	$97	$315	$563	$1,274
I/R6	$87	$277	$488	$1,098	$87	$277	$488	$1,098

23

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Global High Yield Fund as of 5/31/18
A merging into Acquiring Fund A	$591	$939	$1,311	$2,353	$591	$939	$1,311	$2,353
C merging into Acquiring Fund C	$294	$718	$1,270	$2,777	$194	$718	$1,270	$2,777
R merging into Acquiring Fund R	$148	$591	$1,062	$2,364	$148	$591	$1,062	$2,364
Y merging into Acquiring Fund Y	$91	$398	$726	$1,657	$91	$398	$726	$1,657
I merging into Acquiring Fund R6	$86	$356	$646	$1,473	$86	$356	$646	$1,473
Pro Forma Invesco Oppenheimer Global High Yield Fund as of 5/31/18
A	$541	$864	$1,287	$2,464	$541	$864	$1,287	$2,464
C	$292	$678	$1,275	$2,892	$192	$678	$1,275	$2,892
R	$147	$535	$1,030	$2,393	$147	$535	$1,030	$2,393
Y	$91	$371	$759	$1,850	$91	$371	$759	$1,850
I/R6	$86	$322	$632	$1,513	$86	$322	$632	$1,513
Oppenheimer Global Strategic Income Fund as of 9/30/18
A merging into Acquiring Fund A	$575	$798	$1,040	$1,732	$575	$798	$1,040	$1,732
C merging into Acquiring Fund C	$281	$575	$994	$2,162	$181	$575	$994	$2,162
R merging into Acquiring Fund R	$130	$418	$728	$1,607	$130	$418	$728	$1,607
Y merging into Acquiring Fund Y	$79	$260	$456	$1,024	$79	$260	$456	$1,024
I merging into Acquiring Fund R6	$65	$215	$380	$856	$65	$215	$380	$856
Pro Forma Invesco Oppenheimer Global Strategic Income Fund as of 9/30/18
A	$522	$733	$968	$1,642	$522	$733	$968	$1,642
C	$277	$554	$963	$2,106	$177	$554	$963	$2,106
R	$126	$400	$701	$1,557	$126	$400	$701	$1,557
Y	$76	$243	$432	$978	$76	$243	$432	$978
I/R6	$61	$201	$362	$831	$61	$201	$362	$831
Oppenheimer Global Unconstrained Bond Fund as of 6/30/18
A merging into Acquiring Fund A	$583	$993			$583	$993
Y merging into Acquiring Fund Y	$98	$471			$98	$471
I merging into Acquiring Fund R6	$88	$397			$88	$397
Pro Forma Invesco Oppenheimer Global Unconstrained Bond Fund as of 6/30/18
A	$533	$853	$1,285	$2,486	$533	$853	$1,285	$2,486
Y	$98	$389	$786	$1,899	$98	$389	$786	$1,899
I/R6	$88	$336	$667	$1,602	$88	$336	$667	$1,602

24

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Government Cash Reserves as of 7/31/18
A merging into Acquiring Fund A	$63	$257	$468	$1,075	$63	$257	$468	$1,075
C merging into Acquiring Fund C	$163	$376	$713	$1,664	$63	$376	$713	$1,664
R merging into Acquiring Fund R	$63	$322	$602	$1,400	$63	$322	$602	$1,400
Pro Forma Invesco Oppenheimer Government Cash Reserves Fund as of 7/31/18
A	$62	$229	$444	$1,063	$62	$229	$444	$1,063
C	$162	$289	$631	$1,595	$62	$289	$631	$1,595
R	$62	$262	$546	$1,356	$62	$262	$546	$1,356
Oppenheimer Intermediate Income Fund as of 1/14/19
A merging into Acquiring Fund A	$548	$737	$942	$1,532	$548	$737	$942	$1,532
C merging into Acquiring Fund C	$269	$525	$904	$1,970	$169	$525	$904	$1,970
R merging into Acquiring Fund R	$118	$367	$637	$1,405	$118	$367	$637	$1,405
Y merging into Acquiring Fund Y	$46	$188	$343	$794	$46	$188	$343	$794
I merging into Acquiring Fund R6	$42	$154	$276	$632	$42	$154	$276	$632
Pro Forma Invesco Oppenheimer Intermediate Income Fund as of 1/14/19
A	$498	$683	$913	$1,572	$498	$683	$913	$1,572
C	$268	$533	$936	$2,063	$168	$533	$936	$2,063
R	$117	$378	$673	$1,512	$117	$378	$673	$1,512
Y	$46	$180	$363	$893	$46	$180	$363	$893
I/R6	$42	$148	$282	$672	$42	$148	$282	$672
Oppenheimer International Bond Fund as of 9/30/18
A merging into Acquiring Fund A	$572	$781	$1,007	$1,657	$572	$781	$1,007	$1,657
C merging into Acquiring Fund C	$278	$557	$960	$2,089	$178	$557	$960	$2,089
R merging into Acquiring Fund R	$126	$397	$689	$1,519	$126	$397	$689	$1,519
Y merging into Acquiring Fund Y	$76	$242	$422	$944	$76	$242	$422	$944
I merging into Acquiring Fund R6	$60	$194	$339	$762	$60	$194	$339	$762
Pro Forma Invesco Oppenheimer International Bond Fund as of 9/30/18
A	$513	$701	$906	$1,495	$513	$701	$906	$1,495
C	$268	$521	$900	$1,964	$168	$521	$900	$1,964
R	$117	$366	$636	$1,407	$117	$366	$636	$1,407
Y	$66	$209	$366	$821	$66	$209	$366	$821
I/R6	$57	$181	$316	$712	$57	$181	$316	$712

25

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Limited-Term Government Fund as of 9/30/18
A merging into Acquiring Fund A	$305	$493	$696	$1,282	$305	$493	$696	$1,282
C merging into Acquiring Fund C	$264	$515	$891	$1,946	$164	$515	$891	$1,946
R merging into Acquiring Fund R	$113	$358	$623	$1,380	$113	$358	$623	$1,380
Y merging into Acquiring Fund Y	$51	$189	$339	$776	$51	$189	$339	$776
I merging into Acquiring Fund R6	$50	$158	$275	$617	$50	$158	$275	$617
Pro Forma Invesco Oppenheimer Limited-Term Government Fund as of 9/30/18
A	$328	$493	$672	$1,192	$328	$493	$672	$1,192
C	$256	$483	$834	$1,824	$156	$483	$834	$1,824
R	$105	$328	$569	$1,259	$105	$328	$569	$1,259
Y	$51	$164	$290	$659	$51	$164	$290	$659
I/R6	$47	$148	$258	$579	$47	$148	$258	$579
Oppenheimer Main Street Fund® as of 8/31/18
A merging into Acquiring Fund A	$664	$853	$1,057	$1,646	$664	$853	$1,057	$1,646
C merging into Acquiring Fund C	$272	$534	$920	$2,003	$172	$534	$920	$2,003
R merging into Acquiring Fund R	$121	$377	$653	$1,440	$121	$377	$653	$1,440
Y merging into Acquiring Fund Y	$69	$215	$374	$837	$69	$215	$374	$837
I merging into Acquiring Fund R6	$51	$161	$280	$630	$51	$161	$280	$630
Pro Forma Invesco Oppenheimer Main Street Fund® as of 8/31/18
A	$634	$812	$1,006	$1,564	$634	$812	$1,006	$1,564
C	$265	$511	$881	$1,922	$165	$511	$881	$1,922
R	$114	$356	$617	$1,363	$114	$356	$617	$1,363
Y	$63	$199	$346	$774	$63	$199	$346	$774
I/R6	$49	$154	$269	$604	$49	$154	$269	$604
Oppenheimer Main Street All Cap Fund® as of 7/31/18
A merging into Acquiring Fund A	$684	$915	$1,165	$1,878	$684	$915	$1,165	$1,878
C merging into Acquiring Fund C	$293	$596	$1,026	$2,221	$193	$596	$1,026	$2,221
R merging into Acquiring Fund R	$142	$443	$765	$1,678	$142	$443	$765	$1,678
Y merging into Acquiring Fund Y	$90	$282	$490	$1,089	$90	$282	$490	$1,089
Pro Forma Invesco Oppenheimer Main Street All Cap Fund® as of 7/31/18
A	$658	$886	$1,133	$1,838	$658	$886	$1,133	$1,838
C	$290	$588	$1,011	$2,190	$190	$588	$1,011	$2,190
R	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Y	$89	$278	$482	$1,073	$89	$278	$482	$1,073

26

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Main Street Mid Cap Fund® as of 6/30/18
A merging into Acquiring Fund A	$681	$906	$1,149	$1,845	$681	$906	$1,149	$1,845
C merging into Acquiring Fund C	$289	$584	$1,005	$2,178	$189	$584	$1,005	$2,178
R merging into Acquiring Fund R	$137	$427	$739	$1,623	$137	$427	$739	$1,623
Y merging into Acquiring Fund Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041
I merging into Acquiring Fund R6	$69	$215	$374	$837	$69	$215	$374	$837
Pro Forma Invesco Oppenheimer Main Street Mid Cap Fund® as of 6/30/18
A	$656	$880	$1,123	$1,816	$656	$880	$1,123	$1,816
C	$287	$580	$999	$2,167	$187	$580	$999	$2,167
R	$136	$426	$737	$1,622	$136	$426	$737	$1,622
Y	$86	$269	$469	$1,047	$86	$269	$469	$1,047
I/R6	$67	$211	$368	$822	$67	$211	$368	$822
Oppenheimer Main Street Small Cap Fund® as of 4/30/18
A merging into Acquiring Fund A	$691	$936	$1,200	$1,954	$691	$936	$1,200	$1,954
C merging into Acquiring Fund C	$299	$615	$1,057	$2,286	$199	$615	$1,057	$2,286
R merging into Acquiring Fund R	$149	$462	$798	$1,748	$149	$462	$798	$1,748
Y merging into Acquiring Fund Y	$92	$297	$519	$1,156	$92	$297	$519	$1,156
I merging into Acquiring Fund R6	$79	$247	$429	$958	$79	$247	$429	$958
Pro Forma Invesco Oppenheimer Main Street Small Cap Fund® as of 4/30/18
A	$666	$922	$1,211	$2,032	$666	$922	$1,211	$2,032
C	$297	$623	$1,089	$2,379	$197	$623	$1,089	$2,379
R	$148	$472	$832	$1,846	$148	$472	$832	$1,846
Y	$92	$306	$556	$1,274	$92	$306	$556	$1,274
I/R6	$79	$247	$431	$964	$79	$247	$431	$964
Oppenheimer Master Event-Linked Bond Fund, LLC as of 9/30/18
E merging into Acquiring Fund R6	$46	$145	$253	$568	$46	$145	$253	$568
Pro Forma Invesco Oppenheimer Master Event-Linked Bond Fund as of 9/30/18
E/R6	$46	$144	$252	$567	$46	$144	$252	$567
Oppenheimer Master Inflation Protected Securities Fund, LLC as of 1/31/18
E merging into Acquiring Fund R6	$48	$151	$264	$593	$48	$151	$264	$593
Pro Forma Invesco Oppenheimer Master Inflation Protected Securities Fund as of 1/31/18
E/R6	$48	$151	$263	$591	$48	$151	$263	$591

27

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Master Loan Fund, LLC as of 9/30/18
A merging into Acquiring Fund R6	$38	$121	$213	$480	$38	$121	$213	$480
Pro Forma Invesco Oppenheimer Master Loan Fund as of 9/30/18
A/R6	$38	$120	$211	$478	$38	$120	$211	$478
Oppenheimer Preferred Securities and Income Fund as of 6/30/18
A merging into Acquiring Fund A	$591	$1,005			$591	$1,005
Y merging into Acquiring Fund Y	$96	$433			$96	$433
I merging into Acquiring Fund R6	$77	$379			$77	$379
Pro Forma Invesco Oppenheimer Preferred Securities and Income Fund as of 6/30/18
A	$541	$848	$1,240	$2,334	$541	$848	$1,240	$2,334
Y	$96	$364	$719	$1,720	$96	$364	$719	$1,720
I/R6	$77	$310	$635	$1,554	$77	$310	$635	$1,554
Oppenheimer Senior Floating Rate Fund as of 7/31/18
A merging into Acquiring Fund A	$462	$701	$958	$1,694	$462	$701	$958	$1,694
C merging into Acquiring Fund C	$293	$598	$1,030	$2,231	$193	$598	$1,030	$2,231
R merging into Acquiring Fund R	$141	$442	$765	$1,679	$141	$442	$765	$1,679
Y merging into Acquiring Fund Y	$90	$284	$494	$1,100	$90	$284	$494	$1,100
I merging into Acquiring Fund R6	$79	$249	$434	$969	$79	$249	$434	$969
Pro Forma Invesco Oppenheimer Senior Floating Rate Fund as of 7/31/18
A	$435	$670	$925	$1,653	$435	$670	$925	$1,653
C	$290	$589	$1,014	$2,199	$190	$589	$1,014	$2,199
R	$139	$435	$753	$1,656	$139	$435	$753	$1,656
Y	$89	$279	$486	$1,082	$89	$279	$486	$1,082
I/R6	$77	$241	$420	$940	$77	$241	$420	$940
Oppenheimer Senior Floating Rate Plus Fund as of 7/31/18
A merging into Acquiring Fund A	$503	$894	$1,310	$2,467	$503	$894	$1,310	$2,467
C merging into Acquiring Fund C	$351	$811	$1,397	$2,989	$251	$811	$1,397	$2,989
Y merging into Acquiring Fund Y	$133	$486	$862	$1,920	$133	$486	$862	$1,920
I merging into Acquiring Fund R6	$131	$466	$825	$1,836	$131	$466	$825	$1,836
Pro Forma Invesco Oppenheimer Senior Floating Rate Plus Fund as of 7/31/18
A	$478	$841	$1,272	$2,470	$478	$841	$1,272	$2,470
C	$348	$791	$1,387	$3,002	$248	$791	$1,387	$3,002
Y	$132	$457	$849	$1,949	$132	$457	$849	$1,949
I/R6	$130	$443	$815	$1,863	$130	$443	$815	$1,863

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	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer SteelPath MLP Alpha Fund as of 5/31/18
A merging into Acquiring Fund A	$763	$1,176	$1,615	$2,829	$763	$1,176	$1,615	$2,829
C merging into Acquiring Fund C	$374	$864	$1,479	$3,139	$274	$864	$1,479	$3,139
Y merging into Acquiring Fund Y	$174	$562	$975	$2,128	$174	$562	$975	$2,128
I merging into Acquiring Fund R6	$168	$520	$897	$1,955	$168	$520	$897	$1,955
Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Fund as of 5/31/18
A	$738	$1,133	$1,555	$2,726	$738	$1,133	$1,555	$2,726
C	$374	$843	$1,441	$3,058	$274	$843	$1,441	$3,058
Y	$174	$541	$935	$2,038	$174	$541	$935	$2,038
I/R6	$166	$514	$887	$1,933	$166	$514	$887	$1,933
Oppenheimer SteelPath MLP Alpha Plus Fund as of 5/31/18
A merging into Acquiring Fund A	$848	$1,413	$2,001	$3,586	$848	$1,413	$2,001	$3,586
C merging into Acquiring Fund C	$464	$1,109	$1,873	$3,880	$364	$1,109	$1,873	$3,880
Y merging into Acquiring Fund Y	$265	$814	$1,390	$2,954	$265	$814	$1,390	$2,954
I merging into Acquiring Fund R6	$250	$770	$1,316	$2,806	$250	$770	$1,316	$2,806
Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Plus Fund as of 5/31/18
A	$818	$1,370	$1,948	$3,506	$818	$1,370	$1,948	$3,506
C	$458	$1,088	$1,840	$3,818	$358	$1,088	$1,840	$3,818
Y	$258	$794	$1,355	$2,885	$258	$794	$1,355	$2,885
I/R6	$248	$765	$1,309	$2,795	$248	$765	$1,309	$2,795
Oppenheimer SteelPath MLP Income Fund as of 5/31/18
A merging into Acquiring Fund A	$726	$1,065	$1,426	$2,440	$726	$1,065	$1,426	$2,440
C merging into Acquiring Fund C	$336	$748	$1,287	$2,759	$236	$748	$1,287	$2,759
Y merging into Acquiring Fund Y	$135	$443	$772	$1,704	$135	$443	$772	$1,704
I merging into Acquiring Fund R6	$128	$400	$692	$1,523	$128	$400	$692	$1,523
Pro Forma Invesco Oppenheimer SteelPath MLP Income Fund as of 5/31/18
A	$702	$1,021	$1,363	$2,325	$702	$1,021	$1,363	$2,325
C	$336	$727	$1,245	$2,666	$236	$727	$1,245	$2,666
Y	$135	$421	$729	$1,601	$135	$421	$729	$1,601
I/R6	$125	$390	$676	$1,489	$125	$390	$676	$1,489

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	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer SteelPath MLP Select 40 Fund as of 5/31/18
A merging into Acquiring Fund A	$781	$1,232	$1,707	$3,014	$781	$1,232	$1,707	$3,014
C merging into Acquiring Fund C	$394	$921	$1,573	$3,320	$294	$921	$1,573	$3,320
Y and W merging into Acquiring Fund Y	$194	$621	$1,074	$2,330	$194	$621	$1,074	$2,330
I merging into Acquiring Fund R6	$188	$582	$1,001	$2,169	$188	$582	$1,001	$2,169
Pro Forma Invesco Oppenheimer SteelPath MLP Select 40 Fund as of 5/31/18
A	$757	$1,190	$1,649	$2,914	$757	$1,190	$1,649	$2,914
C	$394	$902	$1,536	$3,241	$294	$902	$1,536	$3,241
Y and W/Y	$194	$601	$1,035	$2,242	$194	$601	$1,035	$2,242
I/R6	$185	$573	$985	$2,137	$185	$573	$985	$2,137
Oppenheimer SteelPath MLP & Energy Infrastructure Fund as of 10/31/18
A merging into Acquiring Fund A	$707	$1,382			$707	$1,382
C merging into Acquiring Fund C	$317	$1,198			$217	$1,198
Y merging into Acquiring Fund Y	$115	$539			$115	$539
I merging into Acquiring Fund R6	$95	$414			$95	$414
Pro Forma Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund as of 10/31/18
A	$682	$1,132	$1,777	$3,504	$682	$1,132	$1,777	$3,504
C	$315	$842	$1,668	$3,820	$215	$842	$1,668	$3,820
Y	$114	$539	$1,173	$2,882	$114	$539	$1,173	$2,882
I/R6	$95	$356	$697	$1,662	$95	$356	$697	$1,662
Oppenheimer SteelPath Panoramic Fund as of 10/31/18
A merging into Acquiring Fund A	$725	$1,181	$1,662	$2,986	$725	$1,181	$1,662	$2,986
C merging into Acquiring Fund C	$336	$913	$1,616	$3,486	$236	$924	$1,616	$3,486
R merging into Acquiring Fund R	$185	$760	$1,363	$2,995	$185	$769	$1,363	$2,995
Y merging into Acquiring Fund Y	$133	$556	$1,005	$2,253	$133	$569	$1,005	$2,253
I merging into Acquiring Fund R6	$113	$489	$891	$2,015	$113	$504	$891	$2,015
Pro Forma Invesco Oppenheimer SteelPath Panoramic Fund as of 10/31/18
A	$699	$1,086	$1,570	$2,903	$699	$1,086	$1,570	$2,903
C	$333	$794	$1,457	$3,232	$233	$794	$1,457	$3,232
R	$183	$643	$1,207	$2,744	$183	$643	$1,207	$2,744
Y	$132	$490	$951	$2,229	$132	$490	$951	$2,229
I/R6	$112	$420	$820	$1,942	$112	$420	$820	$1,942

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	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Oppenheimer Total Return Bond Fund as of 6/30/18
A merging into Acquiring Fund A	$548	$717	$899	$1,428	$548	$717	$899	$1,428
C merging into Acquiring Fund C	$259	$493	$851	$1,860	$159	$493	$851	$1,860
R merging into Acquiring Fund R	$108	$336	$582	$1,289	$108	$336	$582	$1,289
Y merging into Acquiring Fund Y	$46	$167	$298	$681	$46	$167	$298	$681
I merging into Acquiring Fund R6	$41	$131	$229	$518	$41	$131	$229	$518
Pro Forma Invesco Oppenheimer Total Return Bond Fund as of 6/30/18
A	$498	$664	$854	$1,402	$498	$664	$854	$1,402
C	$258	$494	$858	$1,882	$158	$494	$858	$1,882
R	$107	$338	$593	$1,321	$107	$338	$593	$1,321
Y	$46	$160	$301	$710	$46	$160	$301	$710
I/R6	$40	$125	$219	$493	$40	$125	$219	$493
Oppenheimer Ultra-Short Duration Fund as of 7/31/18
A merging into Acquiring Fund A	$34	$117	$209	$476	$34	$117	$209	$476
Y merging into Acquiring Fund Y	$26	$109	$201	$469	$26	$109	$201	$469
I merging into Acquiring Fund R6	$26	$114	$210	$491	$26	$114	$210	$491
Pro Forma Invesco Oppenheimer Ultra-Short Duration Fund as of 7/31/18
A	$30	$99	$181	$421	$30	$99	$181	$421
Y	$26	$91	$172	$413	$26	$91	$172	$413
I/R6	$26	$93	$179	$433	$26	$93	$179	$433

The Examples are not a representation of past or future expenses. Each Oppenheimer Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Oppenheimer Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Oppenheimer Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Oppenheimer Funds will, upon the completion of the Reorganization, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Oppenheimer Funds is included in the prospectuses and shareholder reports of the Oppenheimer Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Oppenheimer Funds’ prospectuses and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Oppenheimer Fund.

The “Portfolio Managers” section of the prospectuses enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganization.

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Comparison of Investment Advisers

OFI Global Asset Management, Inc., (“OFI Global”) is the investment adviser for each Oppenheimer Fund, except Oppenheimer SteelPath Panoramic Fund, Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, and Oppenheimer SteelPath MLP & Energy Infrastructure Fund (collectively, the “Oppenheimer SteelPath Funds”). OFI SteelPath, Inc. (“OFI SteelPath”) is the investment adviser for the Oppenheimer SteelPath Funds. OFI is the sub-adviser for each Oppenheimer Fund, except the Oppenheimer SteelPath Funds. The Oppenheimer SteelPath Funds do not have a sub-adviser.

OFI Global is a wholly-owned subsidiary of OFI. OFI Global and OFI have a principal office located at 225 Liberty Street, New York, New York 10281-1008. OFI Global oversees each Oppenheimer Fund’s investment and business operations and OFI chooses the Fund’s investments and provides related advisory services, subject to the policies established by the Oppenheimer Board. OFI has a sub-advisory agreement with OFI Global and is paid by OFI Global.

OFI SteelPath is a wholly-owned subsidiary of OFI and is located at 2100 McKinney Avenue, Suite 1401, Dallas, Texas 75201.

OFI is a diversified asset management company that services retail and institutional accounts and has more than $            billion under management or supervision as of [                            , 2019]. OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by MassMutual, a global, diversified insurance and financial services company. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its predecessor) has acted as an investment adviser since its organization in 1976. As of                             , 2018, Invesco Advisers had more than $             billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

Comparison of Investment Advisory Arrangements. There are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreement”) and the terms of the current advisory agreements between OFI and the applicable Oppenheimer Funds and OFI SteelPath and the Oppenheimer SteelPath Funds, except that unlike an Oppenheimer Fund, each of the Acquiring Funds is party to an administrative services agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds (an “Invesco Administrative Services Agreement”). The Acquiring Funds pay a separate administrative services fee to Invesco Advisers for such services under the terms of the Invesco Administrative Services Agreement and the Invesco Advisers Advisory Agreement for the Acquiring Funds will include a provision that reduces the amount of the advisory fee payable by each Acquiring Fund by any amounts paid under the separate Invesco Administrative Services Agreement, except for certain additional services specific to money market funds (for the Invesco Oppenheimer Government Cash Reserves Fund). In addition, the Invesco Advisers Advisory Agreement for the Acquiring Funds provides that the Acquiring Funds may pay Invesco Advisers 25% of the net monthly interest or fee income retained or paid to an Acquiring Fund for the provision of services related to an Acquiring Fund’s securities lending activities. Invesco Advisers has not charged this fee to an Acquiring Fund and has committed to seek approval from the Acquiring Funds’ Board of Trustees should it seek to collect this fee.

Cayman Subsidiaries. The Oppenheimer Capital Income Fund, Oppenheimer Global High Yield Fund, Oppenheimer Global Strategic Income Fund and Oppenheimer International Bond Fund each may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (a “Subsidiary”) that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each of the aforementioned Oppenheimer Funds is the sole shareholder of its Subsidiary. The Subsidiary of Oppenheimer Capital Income Fund invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals, and may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Subsidiary of each of Oppenheimer Global High Yield Fund, Oppenheimer Global Strategic Income Fund and Oppenheimer International Bond Fund invests primarily in Regulation S securities, which are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act. OFI Global is responsible for each Subsidiary’s

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day-to-day business pursuant to an investment advisory agreement with each Subsidiary, and OFI selects each Subsidiary’s investments pursuant to a sub-advisory agreement with OFI Global.

Similar to their corresponding Oppenheimer Funds, the Invesco Oppenheimer Capital Income Fund, Invesco Oppenheimer Global High Yield Fund, Invesco Oppenheimer Global Strategic Income Fund and Invesco Oppenheimer International Bond Fund each may invest up to 25% of its total assets in a Subsidiary that is an exempted company incorporated with limited liability under the laws of the Cayman Islands. Each of the aforementioned Acquiring Funds is the sole shareholder of its Subsidiary. The Subsidiary of Invesco Oppenheimer Capital Income Fund invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals, and may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Subsidiary of each of Invesco Oppenheimer Global High Yield Fund, Invesco Oppenheimer Global Strategic Income Fund and Invesco Oppenheimer International Bond Fund invests primarily in Regulation S securities. Invesco Advisers is responsible for each Subsidiary’s day-to-day business and selects each Subsidiary’s investments pursuant to an investment advisory agreement for each Subsidiary.

Delegation to Sub-Advisers. The Invesco Advisers Advisory Agreement applicable to all Acquiring Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to a sub-advisory agreement, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Canada Ltd.

In addition, Invesco Advisers has also entered into a sub-advisory agreement with each of Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited, each a wholly-owned subsidiary of Invesco and a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to each Acquiring Fund.

Invesco Advisers has entered into a sub-advisory agreement with OFI on behalf of each Acquiring Fund. After the closing of the Transaction, OFI will become a wholly-owned subsidiary of Invesco.

Potential Pre-Reorganization Interim Advisory Agreements. The closing of the Transaction will automatically terminate each Oppenheimer Fund’s current investment advisory contract with OFI Global under the 1940 Act. If shareholders of an Oppenheimer Fund have not approved the Reorganization of such Oppenheimer Fund by the time of closing of the Transaction, it is anticipated that the Oppenheimer Fund would follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve and enter into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement(s) to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund have still not approved the Reorganization, the Oppenheimer Board will consider what additional action to take.

Comparison of Other Service Providers

Other than for custody services, the Acquiring Funds use different service providers than the Oppenheimer Funds. There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Oppenheimer Funds’

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service providers. It is expected that each Acquiring Fund will use the same custodian as its corresponding Oppenheimer Fund. The following table identifies the principal service providers that service the Oppenheimer Funds and the Acquiring Funds:

	Oppenheimer Funds	Acquiring Funds
Administrator:	OFI Global Asset Management, Inc.	Invesco Advisers, Inc.

Transfer Agent:	OFI Global Asset Management, Inc. and Shareholder Services Inc. doing business as OppenheimerFunds Services	Invesco Investment Services, Inc.

Custodian:*	JPMorgan Chase Bank; Brown Brothers Harriman & Co.; Citibank, N.A.; The Deutsche Bank Trust Company Americas; UMB Bank, n.a.	JPMorgan Chase Bank; Brown Brothers Harriman & Co.; Citibank, N.A.; The Deutsche Bank Trust Company Americas; UMB Bank, n.a.

Distributor:	OppenheimerFunds Distributor, Inc.	Invesco Distributors, Inc.

Auditor:	KPMG LLP Cohen & Company, Ltd.	PricewaterhouseCoopers LLP

*	For more information about the specific custodians for each Oppenheimer Fund and its corresponding Acquiring Fund, see Exhibit D.

Comparison of Share Classes and Distribution Arrangements

Each share class of an Oppenheimer Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Oppenheimer Funds and the Acquiring Funds.

Distribution Arrangements. OppenheimerFunds Distributor, Inc. (“Oppenheimer Distributors”), a wholly-owned subsidiary of OFI, acts as the principal underwriter for the Oppenheimer Funds pursuant to written agreements on behalf of each Oppenheimer Fund (the “Oppenheimer Funds Distribution Agreements”). Invesco Distributors, Inc. (“Invesco Distributors”), a wholly-owned subsidiary of Invesco, is the principal underwriter for the Acquiring Funds pursuant to a written agreements on behalf of the Acquiring Funds (the “Acquiring Funds Distribution Agreements” and, together with the Oppenheimer Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that Oppenheimer Distributors and Invesco Distributors have the exclusive right to distribute shares of the Oppenheimer Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure. The Oppenheimer Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the Oppenheimer Funds and the corresponding share classes of the Acquiring Funds that Oppenheimer Fund shareholders will receive in connection with the Reorganizations are as follows:

Oppenheimer Funds Share Classes	Acquiring Funds Corresponding Share Classes
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class W	Class Y
Class I	Class R6

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The Oppenheimer LLCs each currently offer a single class of shares, issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act and may only be purchased by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. Shareholders of these Funds will receive Class R6 shares of the corresponding Acquiring Fund. The eligibility requirements, distribution and service fees and sales charges of the Oppenheimer Funds and Acquiring Funds are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility Requirements for the Oppenheimer Funds. Class A and Class C shares of the Oppenheimer Funds are generally available for purchase by retail investors through authorized dealers, except for Class C shares of the Oppenheimer Government Cash Reserves. Class C shares of the Oppenheimer Government Cash Reserves are available only via exchange of Class C shares of other Oppenheimer Funds or directly to plan administrators or plan sponsors on behalf of participants in qualified retirement plans, whereas Class C shares of the corresponding Acquiring Fund are available to retail investors, including individuals, trusts, corporations, business and charitable organizations and retirement and benefit plans. Class R shares of the Oppenheimer Funds are available for purchase exclusively to retirement plans and accounts (including traditional individual retirement accounts (“IRAs”), Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans, Single K plans, Profit-Sharing Plans, Money Purchase Pension Plans, plans under Section 401(a), 401(k), 403(b) and 457 of the Internal Revenue Code of 1986 (the “Code”), and qualified or non-qualified retirement plans or accounts or deferred compensation plans for employees or other organized groups of persons). Class Y shares are available only to (i) wrap fee-based programs and fee-based clients of a broker, dealer, registered investment advisor or other financial intermediary; (ii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a transaction-based commission outside of the fund; (iii) “institutional investors” which may include corporations, trust companies, endowments and foundations, defined contribution, defined benefit, and other employer sponsored retirement and deferred compensation plans, retirement plan platforms, insurance companies, registered investment advisor firms, registered investment companies, bank trusts, college savings programs, and family offices; and (iv) eligible employees, which are present or former officers, directors, trustees and employees (and their eligible family members) of the fund, its manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. Class W shares are the same as Class Y shares, except that Class W shares were previously made available to clients of high net worth advisors that had an arrangement with the Oppenheimer Funds. As of August 30, 2013, Class W shares are no longer offered. Class I shares of the Oppenheimer Funds are available for purchase exclusively by (i) an “institutional investor” which may include corporations, trust companies, endowments and foundations, defined contribution, defined benefit, and other employer sponsored retirement plans and deferred compensation plans, service provider platforms, insurance companies, registered investment advisor firms, registered investment companies, bank trusts, college savings programs, and family offices; (ii) making a minimum initial investment of $1 million or more per account (waived for service provider platforms); and (iii) trading through an omnibus, trust, trust networked or similar pooled account.

Eligibility Requirements for the Acquiring Funds. Class A and Class C shares of the Acquiring Funds are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations, and eligible retirement and benefit plans. Class R shares of the Acquiring Funds are intended for employer sponsored retirement and benefit plans. These may include, for example, (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Code, including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Class R shares of the Acquiring Funds are intended for employer sponsored retirement and benefit plans. Shareholders who receive Class R shares of the Acquiring Funds as a result of the Reorganization will be permitted to make additional Class R share purchases. Class R shares of the Acquiring Funds are generally not available for individual retirement accounts such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs. Class Y shares of the Acquiring Funds are generally available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary approved to sell Class Y shares; (ii) employer sponsored retirement and benefit plans; (iii) institutional investors that are banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college savings plans, financial intermediaries and corporations investing for their own accounts, endowments or foundations; and (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any of the funds in the Invesco family of funds (the “Invesco Funds”) or of Invesco or any of its subsidiaries. Class R6 shares of the Acquiring Funds are available (i) for use by employer sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day; (ii) to institutional investors, such as banks, trust companies, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, 529 college

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savings plans, financial intermediaries and corporations investing for their own accounts, endowments and foundations; and (iii) through an intermediary that has agreed with Invesco Distributors to make such shares available for use in retail omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day.

Additional information about the eligibility requirements to purchase the Oppenheimer Funds’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Oppenheimer Funds’ prospectuses. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans of the Oppenheimer Funds. Each of the Oppenheimer Funds (except for the Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund) has adopted a service plan pursuant to Rule 12b-1 under the 1940 Act for Class A shares (each such plan, an “Oppenheimer Class A Service Plan”) and a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for each of their respective Class C and Class R shares, as applicable (each such plan, an “Oppenheimer Distribution and Service Plan”). Each of the Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for its Class A shares (each such plan, an “Oppenheimer Class A Distribution and Service Plan”) and an Oppenheimer Distribution and Service Plan for its Class C shares. Class Y, Class W, and Class I shares of the Oppenheimer Funds are not subject to a service plan or distribution and service plan.

Pursuant to its Oppenheimer Class A Service Plan, each applicable Oppenheimer Fund is authorized to make payments to reimburse or compensate Oppenheimer Distributors, as applicable, for maintaining accounts and providing shareholder services to Class A shareholders at the annual rate of up to 0.25% of the Oppenheimer Fund’s average daily net assets attributable to Class A shares, except for Oppenheimer Government Cash Reserves, which is authorized to make payments to reimburse Oppenheimer Distributors at the annual rate of up to 0.20% of the Fund’s average daily net assets attributable to Class A shares. In addition, with respect to Oppenheimer Government Cash Reserves, Oppenheimer Distributors has agreed to waive fees payable under the Fund’s Oppenheimer Class A Service Plan to 0.00% through at least one year from the date of the Fund’s prospectus dated September 28, 2018. Under the Oppenheimer Class A Service Plan for each Oppenheimer Fund except for the Oppenheimer Global Unconstrained Bond Fund, Oppenheimer SteelPath MLP & Energy Infrastructure Fund, and Oppenheimer Preferred Securities and Income Fund, only actual expenses of Oppenheimer Distributors are reimbursed (up to 0.25% of the Oppenheimer Fund’s average daily net assets attributable to Class A shares or up to 0.20% of the Oppenheimer Government Cash Reserves’ average daily net assets attributable to Class A shares). Each of the Oppenheimer Global Unconstrained Bond Fund, Oppenheimer SteelPath MLP & Energy Infrastructure Fund, and Oppenheimer Preferred Securities and Income Fund compensates Oppenheimer Distributors for a portion of the costs of maintaining accounts and providing shareholder services at the annual rate of up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to its Oppenheimer Class A Distribution and Service Plan, each of the Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund is authorized to make payments to compensate Oppenheimer Distributors for distribution services and maintaining accounts and providing shareholder services at the annual rate of up to 0.25% of the average daily net assets attributable to Class A shares.

Except for Oppenheimer Government Cash Reserves, pursuant to Oppenheimer Distribution and Service Plans for its Class C and Class R shares, as applicable, each Oppenheimer Fund is authorized to make payments to Oppenheimer Distributors for distribution services and maintaining accounts and providing shareholder services. Under its Oppenheimer Distribution and Service Plans, each Oppenheimer Fund (other than Oppenheimer Government Cash Reserves) pays Oppenheimer Distributors an asset-based sales charge for its Class C shares at the annual rate of 0.75% of the Fund’s average daily net assets attributable to Class C shares, and for its Class R shares at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares. In addition, each Oppenheimer Fund pays a service fee for its Class C and Class R shares at the annual rate of 0.25% of the average daily net assets of the applicable class.

Under Oppenheimer Distribution and Service Plans for its Class C and Class R shares, Oppenheimer Government Cash Reserves is authorized to make payments to Oppenheimer Distributors for distribution services and maintaining accounts and providing shareholder services. Pursuant to the Oppenheimer Distribution and Service Plan for its Class C shares, the Oppenheimer Government Cash Reserves is authorized to pay Oppenheimer Distributors an asset-based sales charge at the annual rate of 0.75% of the Fund’s average daily net assets attributable to Class C shares. Oppenheimer Distributors is also entitled to receive a service fee of 0.25% per year under the Class C Oppenheimer Distribution and Service Plan, but the Oppenheimer Board has not authorized the Oppenheimer Government Cash Reserves to pay the service fee. Pursuant to the Oppenheimer Distribution and Service Plan for its

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Class R shares, Oppenheimer Government Cash Reserves is authorized to pay Oppenheimer Distributors an asset-based sales charge for distribution services at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares. Pursuant to the Class R Oppenheimer Distribution and Service Plan, Oppenheimer Distributors is also entitled to receive a service fee of 0.25% per year. Oppenheimer Distributors has agreed to waive the fees payable under the Distribution and Service Plans for Class C and Class R shares of Oppenheimer Government Cash Reserves so that those fees are limited to 0.00% of the average annual net assets for each share class. This fee waiver may not be amended or withdrawn prior to one year from the date of the Oppenheimer Government Cash Reserves’ prospectus dated September 28, 2018.

Distribution Plans and Service Plans of the Acquiring Funds. The distribution and shareholder servicing plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in substantially the same manner as the corresponding Oppenheimer Fund’s share class distribution and servicing arrangements. The Acquiring Funds have adopted a distribution and service plan (the “Acquiring Fund Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class C, and Class R shares. Class Y and Class R6 shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plan or the Acquiring Fund Service Plan. Amounts received by Invesco Distributors from an Acquiring Fund may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

Initial Sales Charge, Reductions and Waivers of the Oppenheimer Funds and the Acquiring Funds

Initial Sales Charges. You can buy Class A shares of the Oppenheimer Funds at the offering price, which is the net asset value (“NAV”) plus, in most cases, an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a CDSC, as disclosed below, on certain redemptions made within 18-months of purchase.

The following tables compare the initial sales charge schedules of the Oppenheimer Funds and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares (if applicable) on Acquiring Fund shares that you receive in connection with the Reorganizations. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganizations, unless you are eligible for a reduction or waiver of the initial sales charge.

Oppenheimer Capital Income Fund, Oppenheimer Main Street Fund®, Oppenheimer Main Street All Cap Fund®, Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Small Cap Fund®, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP & Energy Infrastructure Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath Panoramic Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $25,000	5.75%	Less than $25,000	5.50%
$25,000 but less than $50,000	5.50%	$25,000 but less than $50,000	5.50%
$50,000 but less than $100,000	4.75%	$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.75%	$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%	$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	2.00%	$500,000 but less than $1,000,000	2.00%
More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

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Oppenheimer Emerging Markets Local Debt Fund, Oppenheimer Global High Yield Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Global Unconstrained Bond Fund, Oppenheimer Intermediate Income Fund, Oppenheimer International Bond Fund, Oppenheimer Preferred Securities and Income Fund, Oppenheimer Total Return Bond Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $50,000	4.75%	Less than $50,000	4.25%
$50,000 but less than $100,000	4.50%	$50,000 but less than $100,000	4.25%
$100,000 but less than $250,000	3.50%	$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%	$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%	$500,000 but less than $1,000,000	2.00%
More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

Oppenheimer Senior Floating Rate Fund, Oppenheimer Senior Floating Rate Plus Fund, and their respective Acquiring Funds:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $100,000	3.50%	Less than $100,000	3.25%
$100,000 but less than $250,000	3.00%	$100,000 but less than $250,000	2.75%
$250,000 but less than $500,000	2.00%	$250,000 but less than $500,000	1.75%
$500,000 but less than $1,000,000	1.50%	$500,000 but less than $1,000,000	1.50%
More than $1,000,000	0.00%, but subject to 0.75% CDSC if redeemed within 18 months of purchase	More than $1,000,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

Oppenheimer Limited-Term Government Fund and its respective Acquiring Fund:

Oppenheimer Funds		Acquiring Funds
Purchase Amount	As a % of Offering Price	Purchase Amount	As a % of Offering Price
Less than $100,000	2.25%	Less than $100,000	2.50%
$100,000 but less than $250,000	1.75%	$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.25%	$250,000 but less than $500,000	1.25%
More than $500,000	0.00%, but subject to 0.50% CDSC if redeemed within 18 months of purchase	More than $500,000	0.00%, but subject to 1.00% CDSC if redeemed within 18 months of purchase

Oppenheimer Ultra-Short Duration Fund and its respective Acquiring Fund:

Class A shares of the Oppenheimer Ultra-Short Duration Fund and its respective Acquiring Fund do not have an initial sales charge. Class A shares of the Oppenheimer Ultra-Short Duration Fund are not being offered.

Oppenheimer Government Cash Reserves and its respective Acquiring Fund:

Class A shares of the Oppenheimer Government Cash Reserves and its respective Acquiring Fund do not have an initial sales charge, but Class A shares of the Oppenheimer Government Cash Reserves and its respective Acquiring Fund may come with a CDSC of 1.00% if (1) you acquired your Class A shares by exchange of Class A shares of another fund that were subject to a CDSC; and (2) you then redeemed your Class A shares within the other fund’s 18-month holding period (or shorter holding period, if applicable). If a CDSC is applicable, you may qualify for a CDSC waiver. Please see the Oppenheimer Government Cash Reserves and its respective Acquiring Fund prospectuses and SAIs for information on the Class A shares CDSC waivers. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of Oppenheimer Government Cash Reserves’ prospectus and each Fund’s SAI.

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Reductions or Waivers of Initial Sales Charges. The Oppenheimer Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Oppenheimer Funds and the Acquiring Funds. Although similar, it is possible that Oppenheimer Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds. The prospectuses of the Oppenheimer Funds that you own include information on purchasing Class A shares of your Oppenheimer Funds with a reduced initial sales charge or without an initial sales charge. The respective enclosed Acquiring Funds’ prospectuses include information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Oppenheimer Funds which you own. Please also see the Acquiring Funds’ SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers.

Class C Shares. You can buy Class C shares of the Oppenheimer Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge. The CDSC for Class C shares of an Oppenheimer Fund and the corresponding Class C shares of each Acquiring Fund is identical. If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% based on the lower of your original purchase price or current net asset value. Class C shares of the Oppenheimer Funds and the Acquiring Funds are generally not available for purchase of $1 million or more (or for any purchase amount that does not carry a Class A shares initial sales charge listed in the charts above). In determining whether to charge a CDSC, Class C shares of the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. The Oppenheimer Funds redeem shares in the following order: (1) shares acquired by the reinvestment of dividends or capital gains distributions; (2) other shares that are not subject to the contingent deferred sales charge; and (3) shares held the longest during the holding period. If you own Class C shares of an Oppenheimer Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Oppenheimer Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares. You may qualify for a CDSC waiver. Please see the respective prospectuses and SAIs for the Oppenheimer Funds and the Acquiring Funds for information on the Class C shares CDSC waivers. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•

If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

Class C shares of the Oppenheimer Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class R, Class Y, Class W, Class I, and Class R6 Share. Class R, Class Y, Class W, and Class I shares of the Oppenheimer Funds are not subject to a CDSC. Class R, Class Y, and Class R6 shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Oppenheimer Funds and Acquiring Funds are similar. Shares of the Oppenheimer Funds and Acquiring Funds may be purchased through any financial intermediary that has a selling agreement in place with the Fund’s distributor. No Oppenheimer Fund share class other than Class A may be purchased by a non-institutional investor without using a financial intermediary. The purchase price of each share of the Oppenheimer Funds and the Acquiring Funds is the offering price which is the net asset value calculated after the distributor receives the order, plus any initial sales charge that applies. Shareholders of the Oppenheimer Funds and Acquiring Funds may make additional purchases by mail, wire,

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telephone, or internet. Both the Oppenheimer Funds and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.

The Oppenheimer LLCs issue shares only through private placement transactions to accredited investors.

Additional information regarding the purchase procedures of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Investment Minimums. The Oppenheimer Funds have established minimum initial investment amounts for most share classes except the Oppenheimer LLCs, which have no minimum initial investment requirement. The Acquiring Funds have established minimum investment amounts for Class A, C and Y shares, and for Class R6 shares for certain investors. Class R shares of the Acquiring Funds have no minimum investment requirement.

Class A, C, Y, and R shares of most Oppenheimer Funds have a minimum initial investment amount of $1,000. Subsequent purchases may be made in any amount. For Class I shares of the Oppenheimer Funds, the minimum initial investment is $1 million per account. Oppenheimer Fund traditional and Roth IRA accounts, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. Wrap fee-based programs, salary reduction plans and other retirement plans and accounts have no minimum initial investment. The Oppenheimer LLCs have no minimum initial or subsequent investment requirement. The Oppenheimer Ultra-Short Duration Fund has a minimum initial investment of $250,000.

Class A, C and Y shares of the Acquiring Funds maintain minimum initial investment requirements as follows: $25 minimum initial investment for IRAs and Coverdell ESAs purchased through a systematic purchase plan; $50 investment minimum for all other accounts purchased through a systematic purchase plan; $250 investment minimum for IRAs and Coverdell ESAs not purchased through a systematic purchase plan; and $1,000 investment minimums for all traditional accounts. Class R6 shares of the Acquiring Funds maintain a minimum initial investment of $1 million for employer sponsored retirement and benefit plans and institutional investors, with certain exceptions as described in the Acquiring Fund’s prospectus, and additional investments may be made in any amount.

Redemption Procedures. The redemption procedures employed by the Oppenheimer Funds and the Acquiring Funds are substantially similar. Shareholders of the Oppenheimer Funds and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, internet, or through a financial intermediary. The Oppenheimer Funds and Acquiring Funds typically make payment for shares redeemed in proper form within one business day, and no later than seven days. The Oppenheimer Funds and Acquiring Funds can make redemptions by check, by wire, or direct deposit. Both the Oppenheimer Funds and Acquiring Funds also reserve the right to redeem shares in-kind. The Oppenheimer Funds and the Acquiring Funds typically use cash on hand, or sell portfolio securities to meet redemption requests. The Oppenheimer Funds may also borrow under a credit facility to meet redemption requests.

The Oppenheimer Funds redeem shares in the following order: (1) shares acquired by reinvestment of dividends or capital gains distributions, (2) shares that are not subject to a CDSC, (3) shares held the longest during the holding period. The Acquiring Funds redeem shares on a first-in, first-out basis.

The Oppenheimer Funds reserve the right to redeem shares for all share classes except Class I, with 30 days’ notice, when a shareholder’s account balance falls below $500. Oppenheimer Fund Class I shares may be redeemed or converted to Class Y shares if the account balance falls below $250,000.

Classes A and C of the Acquiring Funds may be redeemed by the Fund, with 60 days’ notice, if an account balance falls below $500 for three consecutive months and the account holder has not made any additional purchases within the previous six months.

Redemption Fees. The Oppenheimer Funds and the Acquiring Funds do not charge redemption fees, however they both charge CDSCs for certain share classes under certain circumstances. Large purchases of Class A shares of the Oppenheimer Funds and the Acquiring Funds, with few exceptions, may be subject to a 1.00%, 0.75% or 0.50% CDSC if they are redeemed within an 18-month holding period measured from the date of purchase. Large purchases of Class A shares of the Acquiring Funds may be subject to a 1.00% CDSC if they are redeemed within an 18-month period from the date of purchase. The Oppenheimer Ultra-Short Duration Fund and Oppenheimer LLCs have no CDSC. Class C shares of both the Oppenheimer Funds and Acquiring Funds are subject to a

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1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase. Class R, Y and R6 shares of the Acquiring Funds do not charge a CDSC.

Additional information relating to redemption fees of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of an Oppenheimer Fund’s prospectus.

Comparison of Exchange Privileges

Shares of a particular class of Oppenheimer Funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer Funds that offer exchange privileges and are available for purchase. Shares are exchanged based on the net asset value, generally without any sales charges, unless a CDSC applies. Exchanges may only be made between identically registered accounts unless shareholders provide a signature guarantee, and shareholders must meet the minimum purchase requirements for the relevant class of the selected Fund. The Oppenheimer Ultra-Short Duration Fund and the Oppenheimer LLCs do not offer exchange privileges.

Shares of the Acquiring Funds may generally also be exchanged for shares of the same class of other Acquiring Funds subject to certain limitations and procedures. Shareholders of certain Acquiring Funds may also exchange Class A shares for Investor Class or Invesco Cash Reserve shares. Acquiring Fund shares must be held for at least one day prior to an exchange.

Except as noted below, the Oppenheimer Funds and their Acquiring Funds have adopted policies and procedures designed to discourage and limit excessive or short-term trading of Fund shares. The Oppenheimer Funds and the Acquiring Funds actively monitor trade activity and reserve the right to use their discretion to reject orders or block purchases at any time. In addition, Oppenheimer Fund shareholders are subject to a 30-day exchange limit, in which their Fund account will be blocked from further exchanges for a period of 30 calendar days after exchanging shares from one Oppenheimer fund to another, subject to certain exceptions. Oppenheimer Government Cash Reserves is not subject to a 30-day exchange limit. The Acquiring Funds will also block further exchanges and purchases for 30 days if a shareholder redeems over $50,000 of shares from the particular Fund in one day. The Oppenheimer Funds and the Acquiring Funds also both employ fair value pricing to limit arbitrage opportunities.

Shareholders of an Oppenheimer Fund will not be assessed an initial sales charge on an exchange of shares. Shareholders of an Acquiring Fund may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which they are exchanging. In addition, as a result of differences in the forms of distribution plans among the Acquiring Funds, certain exchanges of Class A, C, and R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Before exchanging shares, shareholders should be aware of different investment objectives, principal investment strategies, risks, fees, and other features of the Fund they are exchanging into. Additional information regarding the Oppenheimer Funds and the Acquiring Funds, including their exchange privileges, are available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Oppenheimer Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Oppenheimer Fund and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, with the same frequency (monthly, quarterly, semi-annually or annually, as applicable) and capital gains distributions, if any, at least annually. The Oppenheimer Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Oppenheimer Funds and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. The amount of dividends and distributions will vary, and there is no guarantee that the Oppenheimer Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Oppenheimer Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

The Oppenheimer LLCs do not make dividend or other distribution payments.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Oppenheimer Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the Oppenheimer Funds delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

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Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Oppenheimer Fund, except the Oppenheimer LLCs, is, or is a series of, a Delaware statutory trust (the “Acquiring Trusts” and the “Oppenheimer Trusts,” respectively). As a result, there are no material differences between the rights of shareholders under the governing state laws of the Oppenheimer Funds (except the Oppenheimer LLCs) and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below. Also described below are material differences between the state laws governing the Oppenheimer LLCs and the state laws governing the corresponding Acquiring Funds. The Oppenheimer LLCs are Limited Liability Companies formed under the laws of the State of Delaware.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Oppenheimer Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both an Oppenheimer Fund (“units” of the Oppenheimer LLCs will be referred to as “shares” herein) and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable (for the Oppenheimer LLCs, shares are transferable with the consent of the respective Oppenheimer Board). Each share of both an Oppenheimer Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in-kind or in additional Fund shares. With respect to the Oppenheimer LLCs, the shareholder must first consent to in-kind distributions other than with respect to fund liquidations. In any liquidation of an Oppenheimer Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Oppenheimer Trusts, except the Oppenheimer LLCs, are organized as Delaware statutory trusts (“DSTs”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of trusts organized as DSTs. Each Oppenheimer Trust and Acquiring Trust organized as a DST or series thereof is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

The Oppenheimer LLCs are organized as limited liability companies under and governed by the Delaware Limited Liability Company Act (the “DLLCA”). The Oppenheimer LLCs’ operations are further governed by their LLC Agreement, as amended, restated or supplemented from time to time (the “Charter”), and their By-Laws. The business and affairs of the Oppenheimer LLCs are managed under the supervision of their Board of Directors.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Oppenheimer Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or DLCCA, as applicable, or their respective Declarations, Charters or By-Laws unless required by applicable federal law.

The governing instruments of each of the Oppenheimer Trusts and Acquiring Trusts generally provide that special meetings of shareholders may be called for any purpose determined by the Trustees at any time. In addition, the governing instruments for each Fund provide that shareholders may only call a special meeting of shareholders under certain circumstances. In the case of all Funds, a special meeting may be called as required by federal law including the 1940 Act, upon the written request of shareholders owning shares representing at least the percentage of the total combined votes of all shares of the respective Trust issued and outstanding required by federal law including the 1940 Act.

Submission of Shareholder Proposals. The Oppenheimer Trusts have no provisions in their governing instruments requiring that an Oppenheimer Fund shareholder provide notice to an Oppenheimer Trust in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Oppenheimer Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings. The By-Laws of the Acquiring Trusts require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Trust determines to elect Trustees at such

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special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or, in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. For each Oppenheimer Fund, except the Oppenheimer LLCs, and each Acquiring Fund, a quorum will exist if shareholders of one-third of the outstanding shares of such Fund entitled to vote of such Fund are present at the meeting in person or by proxy. For each Oppenheimer LLC, the presence in person or by proxy of the holders of record of more than 50% of the shares of that Oppenheimer LLC issued and outstanding and entitled to vote, shall constitute a quorum at all meetings.

Number of Votes; Aggregate Voting. The governing instruments of the Oppenheimer Trusts and Acquiring Trusts provide that each shareholder is entitled to one vote for each whole share held, and a fractional vote for each fractional share held. Neither the shareholders of the Oppenheimer Funds nor the Acquiring Funds are entitled to cumulative voting.

The Oppenheimer Funds are organized as a separate statutory trust, or a series of a statutory trust, or a limited liability company. For the Oppenheimer Funds organized as a series of a statutory trust, matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each individual Oppenheimer Fund entitled to vote thereon. The governing instruments of the Oppenheimer Funds and the Acquiring Trusts provide that all shares of an Oppenheimer Fund or Acquiring Trust shall be voted together, except when required by applicable law or when the Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote thereon.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Directors/Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Directors/Trustees. The shareholders of all Funds are entitled to vote for the election and the removal of Directors/Trustees. For all Funds, Directors/Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Oppenheimer Trusts (other than the Oppenheimer LLCs), any Trustee may be removed by a vote of two-thirds of the total combined net asset value of all shares of the Trust issued and outstanding. For the Oppenheimer LLCs, any Director may be removed by action of at least two-thirds of the voting power of the members, or by the action of at least two-thirds of the remaining Directors. For the Acquiring Trusts, any Trustee may be removed by a vote of at least two-thirds of the outstanding shares, or by a written instrument signed by at least two-thirds of the number of Trustees prior to such removal.

Amendment of Governing Instruments. Generally, the Directors/Trustees of each Fund have the right to amend, from time to time, the Declaration, LLC Agreement and/or By-laws for the Funds. For the Oppenheimer Funds that are Delaware statutory trusts, shareholders have the right to vote on any amendment to the Declaration as determined by the Trustees in their sole discretion or as required by federal law including the 1940 Act, but only to the extent so required. Any such amendment requires the vote of a majority of the votes cast by shareholders present in person or by proxy at which a quorum is present. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration (1) as determined by the Trustees in their sole discretion or as required by federal law, including the 1940 Act, but only to the extent required; (2) that would reduce their rights to indemnification as shareholders; and (3) that would amend their voting powers. Any amendment regarding indemnification requires the vote of two-thirds of the outstanding shares entitled to vote and all other amendments require the vote of a majority of the vote cast by shareholders present in person or by proxy at a meeting at which a quorum is present. The LLC Agreements of the Oppenheimer LLCs may each be waived, modified or amended with the written consent of two-thirds of the applicable Board of Directors and without the consent of any member unless otherwise required by applicable law, in which case such amendment shall require the consent of any member or members as provided by applicable law.

Mergers and Reorganizations. The Declaration of each Oppenheimer Trust and the LLC Agreement of each Oppenheimer LLCs, provides that any merger, consolidation or other reorganization of such an Oppenheimer Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act. For the Acquiring Trusts, the Declarations provide that any merger, consolidation or other reorganization of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.

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Liquidation of a Fund. Each Oppenheimer Fund, except the Oppenheimer LLCs, and each Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval. Each Oppenheimer LLC may be liquidated by its respective Board of Directors upon not less than 30 days’ prior written notice, by the unanimous consent of its members, exclusive of the organizational member.

Liability of Shareholders. Consistent with the DSTA, the Declarations for each Oppenheimer Fund, except the Oppenheimer LLCs, and the Declarations for the Acquiring Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. With respect to the Oppenheimer LLCs, the DLLCA states that, generally, the debts, obligations and liabilities of a Delaware limited liability company are solely those of the company and no member shall be obligated personally for any such debt, obligation or liability. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for each Oppenheimer Fund and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund’s assets if any shareholder is personally held liable for the obligations of the Fund.

Liability of Directors/Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Director/Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (“Disqualifying Conduct”).

Indemnification. For each Oppenheimer Fund, the Declaration or LLC Agreement generally requires the Oppenheimer Fund to indemnify each of its Directors/Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses reasonably incurred by any Covered Person in connection with any claim action, suit or proceeding in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable Oppenheimer Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) for each Oppenheimer Fund except the Oppenheimer LLCs, in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry). Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The Declarations of the Acquiring Trusts provide that every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the DSTA, the By-Laws and applicable laws. The By-Laws of the Acquiring Funds provide that every Covered Person of an Acquiring Fund shall be indemnified by the applicable Acquiring Trust or applicable Acquiring Fund for expenses actually or reasonably incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Any indemnification required or permitted under the By-Laws (unless ordered by a court) must be made by the Acquiring Trust or applicable Acquiring Fund only as authorized in the specific case upon a reasonable determination, based upon a review of the facts, that the Covered Person is entitled to indemnification because (i) he or she is not liable by reason of Disqualifying Conduct, or (ii) in cases where there is no liability, he or she has not engaged in Disqualifying Conduct. Such determination must be made by (i) the vote of a majority of a quorum of Trustees who are not interested persons (as defined in the 1940 Act) of the Acquiring Trust and is not a party to the proceeding; or (ii) if there are no such Trustees, or if such Trustees so direct, by independent legal counsel in a written opinion.

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Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Oppenheimer Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Oppenheimer Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Oppenheimer Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time of the issued and outstanding shares of the Oppenheimer Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Oppenheimer Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Oppenheimer Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Oppenheimer Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Oppenheimer Funds are described in Exhibit A.

Each Oppenheimer Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit E that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Oppenheimer Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. The valuation of an Oppenheimer Fund’s assets shall be immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more Oppenheimer Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Oppenheimer Funds may be unable to be transferred to the corresponding Acquiring Fund due to foreign regulatory restrictions or other impediments to transfer. If this occurs, management of such Oppenheimer Fund and its corresponding Acquiring Fund will take steps to minimize any portfolio disruption by seeking alternative investment exposure to those positions, however in the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs.

For a description of the vote required to approve the Agreement, see the “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, an Oppenheimer Fund will distribute to its shareholders of record the shares of the Acquiring Fund received by the Oppenheimer Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Oppenheimer Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Oppenheimer Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of each Acquiring Fund and Oppenheimer Fund are subject to other conditions, including the following conditions:

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•

the Acquiring Fund Registration Statement on Form N-14 under the Securities Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the Oppenheimer Fund shall have approved the Agreement in accordance with the provisions of the Oppenheimer Fund’s governing instruments, applicable state law and the 1940 Act;

•

the Acquiring Fund and Oppenheimer Fund will each have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Oppenheimer Fund or its shareholders or the Acquiring Fund.

If the shareholders of an Oppenheimer Fund do not approve the Reorganization, it is anticipated that such Oppenheimer Fund would follow Rule 15a-4 under the 1940 Act, which permits the Oppenheimer Board to approve, and for the Oppenheimer Fund to enter into, an interim investment advisory contract with Invesco Advisers pursuant to which Invesco Advisers, as an interim adviser, may serve as the investment adviser to the Oppenheimer Fund for a period not to exceed 150 days following the termination of the current advisory agreement, to be able to continue uninterrupted portfolio management services for such Oppenheimer Fund. After the 150 day period has expired, if shareholders of an Oppenheimer Fund still have not approved the Reorganization, the Oppenheimer Board will consider other possible courses of action for such Oppenheimer Fund, including possibly liquidating the Oppenheimer Fund. Additionally, while the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions to the closing of the Transaction are met or waived. If such conditions are not met or waived, none of the Reorganizations will be consummated, even if shareholders of an Oppenheimer Fund approved the Reorganization, and the Oppenheimer Funds will not be reorganized into the Acquiring Funds. If this occurs, the Oppenheimer Board will consider what additional action, if any, for each Oppenheimer Fund to take.

The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before [            , 2019] or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Invesco has made certain covenants in connection with the Transaction regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Oppenheimer and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Board of Trustees of the Acquiring Funds currently satisfies such 75% requirement. Invesco has agreed with Oppenheimer to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same

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considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

Each Reorganization, other than a Reorganization involving an Oppenheimer LLC, is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. Each Reorganization of an Oppenheimer LLC also is intended to be tax-free transaction under the Code pursuant to guidance released thereunder by the U.S. Treasury Department and the U.S. Internal Revenue Service.

As a condition to consummation of the Reorganizations, other than the Reorganizations involving the Oppenheimer LLCs, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Agreement, for federal income tax purposes:

•

Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code);

•	No Fund will recognize any gain or loss as a direct result of the Reorganization;

•	The Oppenheimer Funds’ shareholders will not recognize any gain or loss on the exchange of their Oppenheimer Fund shares for corresponding Acquiring Fund shares;

•

The aggregate tax basis in Acquiring Fund shares that an Oppenheimer Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Oppenheimer Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that an Oppenheimer Fund shareholder receives pursuant to the Reorganization will include the holding period for the Oppenheimer Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Closing; and

•

An Acquiring Fund’s tax basis in each asset the corresponding Oppenheimer Fund transfers to it will be the same as the Oppenheimer Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Oppenheimer Fund’s holding period therefore (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.

Similarly, as a condition to consummation of the Reorganizations involving the Oppenheimer LLCs, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver a Tax Opinion to the Oppenheimer LLCs and their respective corresponding Acquiring Fund to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Agreement, for federal income tax purposes:

•

Each Reorganization involving an Oppenheimer LLC and its respective corresponding Acquiring Fund will constitute a tax-free transaction under the Code pursuant to guidance released thereunder by the U.S. Treasury Department and the U.S. Internal Revenue Service so that no Fund will recognize any gain or loss as a direct result of the Reorganization;

•	The Oppenheimer LLCs’ shareholders will not recognize any gain or loss on the exchange of their Oppenheimer LLC shares for corresponding Acquiring Fund shares;

•

The aggregate tax basis in Acquiring Fund shares that an Oppenheimer LLC shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Oppenheimer LLC shares the shareholder holds immediately before the Reorganization, provided, with respect to the aggregate tax basis of the Acquiring Fund’s shares that a Oppenheimer LLC shareholder receives in the Reorganization, there is no change in such shareholder’s share of the Oppenheimer LLC’s liabilities (if any). The holding period for Acquiring Fund shares that an Oppenheimer LLC shareholder receives pursuant to the Reorganization will include the holding period for the Oppenheimer LLCs shares the shareholder holds immediately before the Reorganization; and

•

An Acquiring Fund’s tax basis in each asset the corresponding Oppenheimer LLC transfers to it will be the same as the Oppenheimer LLC’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period

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for each such asset will include the Oppenheimer LLC’s holding period therefore (except where an Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Oppenheimer Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Oppenheimer Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Oppenheimer Fund shares and the fair market value of the shares of the Acquiring Fund it received.

If a Reorganization were to end the tax year of an Oppenheimer Fund (which is not the intended or expected plan as of the date of this Joint Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the Oppenheimer Fund (other than the Oppenheimer LLCs, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund (such Funds, other than the Oppenheimer LLC Funds, the “C Corporation Funds”)) for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such an Oppenheimer Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses (applicable to all Funds except the Oppenheimer LLCs). Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Oppenheimer Fund upon the closing of each Reorganization, including any capital loss carryovers (and in the case of a C Corporation Fund, the net operating losses (NOLs)) that could have been used by each Oppenheimer Fund to offset its future realized capital gains (and income in the case of a C Corporation Fund), if any, for federal income tax purposes. The capital loss carryovers of each Oppenheimer Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund (other than a C Corporation Fund) arising in taxable years beginning after December 22, 2010 (the date of enactment of a change in law with respect to capital loss carryovers incurred by regulated investment companies, and such years referred to as “post-enactment taxable years”) may be carried forward indefinitely to offset future capital gains; capital losses arising in earlier taxable years (“pre-enactment taxable years”) generally may be carried forward only to each of the eight taxable years succeeding the loss year. Capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire unused.

A corporation, such as a C Corporation Fund, which is not taxed as a regulated investment company may carry back a net capital loss to the three tax years preceding the loss year. Any excess may be carried forward for five years following the loss year. However, the carryback cannot cause or increase a NOL in the carryback year. Any carryback or carryover is a short-term capital loss for the carryover ear that is grouped with other capital losses for that year and used to offset capital gains. Any undeducted loss remaining after the three-year carry back in the five-year carryover is not deductible. Additionally, if a C Corporation Fund has an NOL for the current tax year, it is not deducted in the tax year it occurs (the loss year), but instead is detected during the following carryback and carryforward periods: (1) NOLs arising in tax years ending before 2018 generally may be carried back two years and then carried forward 20 years following the loss year and (2) NOLs arising in tax years ending after 2017 generally may not be carried back but may be carried forward indefinitely after the loss year.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Oppenheimer Fund as a result of the Reorganizations. Thus, a reorganization of an Oppenheimer Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Oppenheimer Fund’s capital loss carryovers, if any (or, in the case of a C Corporation Fund, its NOLs in addition to its capital loss carryovers). However, the capital losses of an Acquiring Fund (and, for an Acquiring Fund that is a C Corporation Fund, its NOLs), as the successor in interest to an Oppenheimer Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Oppenheimer Fund will be the same as the book cost basis of such assets to the Oppenheimer

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Fund. The Acquiring Funds will continue the accounting records of the Oppenheimer Funds and, as a result, the accounting books and records of the Oppenheimer Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2018 and January 2019, the Oppenheimer Board, and/or the independent Trustees meeting separately, discussed and ultimately approved the Reorganizations. Together with the Trustees of the New York Oppenheimer funds, the Trustees requested and obtained information from Invesco, MassMutual and Oppenheimer, in writing and orally.

At its meetings, the Oppenheimer Board considered information provided by Oppenheimer, Invesco and MassMutual regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial condition; asset management practices and capabilities; operations related to and supportive of their asset management business; legal, risk and compliance infrastructure; legal and regulatory matters; internal audit and compliance matters. The Oppenheimer Board considered that Invesco is a global investment management leader, and that the combination of Invesco and Oppenheimer’s retail asset management business can benefit the Oppenheimer Funds’ shareholders. The parties discussed current economic conditions, the securities markets and developments affecting the mutual fund industry, Invesco’s status as a publicly traded entity, the investment by MassMutual in Invesco (which the Transaction represents), Invesco’s strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Oppenheimer businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Oppenheimer Funds’ shareholders. The parties discussed aligning the Oppenheimer Funds and other funds currently advised by OFI together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common service providers, common investment operating platforms, common global performance measurement and risk analysis, common compliance policies and procedures and common internal audit services). Thus, in addition to the approval of the Agreement as described above, it is also expected that Invesco and its affiliates will provide each Oppenheimer Fund with administrative and client servicing services that are currently provided by Oppenheimer and its affiliates. The parties discussed these other services, and efforts to capitalize on synergistic opportunities from combined scale for the benefit of shareholders, leveraging operating best practices and talent across the organization and the commitment to quality services.

The parties discussed the challenges of getting the Oppenheimer Funds on a common operating platform, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Transaction, to ensure uninterrupted services for shareholders and the opportunity for the Oppenheimer Funds to recognize savings from economies of scale when such savings occur. In this regard, the Oppenheimer Board considered information regarding certain retention arrangements for key Oppenheimer employees to address continuity of services to the Oppenheimer Funds during and after consummation of the Transaction. In connection with the Transaction, the Oppenheimer Board was asked to approve the Reorganization of each Oppenheimer Fund into its corresponding Acquiring Fund by transferring the assets and certain liabilities of each Oppenheimer Fund to a newly formed fund with the same (or substantially similar) investment personnel, investment objective and substantially similar principal investment strategies and risks as the corresponding Oppenheimer Fund. As a result, it is anticipated that the current portfolio management teams associated with each Oppenheimer Fund will continue to manage the corresponding Acquiring Fund.

The Oppenheimer Board discussed with Oppenheimer and Invesco the Transaction and its foreseeable short- and long-term effects on the Oppenheimer Funds and shareholders. The members of the Oppenheimer Board who are not “interested persons” of the Oppenheimer Funds, as that term is defined in the 1940 Act, conferred separately with their independent counsel about the Transaction on many occasions during the meetings conducted from August 2018 through January 2019. The independent Trustees also met with trustees of the Invesco boards to address numerous topics, including those related to governance practices, processes and frameworks, oversight of service providers to the Acquiring Funds, continuity on the Invesco boards of governance history and knowledge related to the Oppenheimer Funds, and the Invesco boards’ relationship with management.
In connection with the Oppenheimer Board’s review of the Transaction, Oppenheimer, MassMutual and Invesco advised the Oppenheimer Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

49

(2) the expectation that there will not be any diminution in the nature, quality and extent of services provided to the Oppenheimer Funds and shareholders as a result of the Transaction;

(3) the unchanged investment objectives, principal investment strategies and risks of each Oppenheimer Fund after the Transaction and expectations that the same portfolio managers currently managing each Oppenheimer Fund will continue managing the corresponding Acquiring Fund after the Transaction;

(4) the lack of material differences between the terms of Invesco Advisers Advisory Agreement and the terms of the current advisory agreements between OFI and the Oppenheimer Funds, except that unlike an Oppenheimer Fund, each of the Acquiring Funds are party to the Invesco Administrative Services Agreement with Invesco Advisers that memorializes certain administrative services provided by Invesco Advisers to the Acquiring Funds, or as otherwise described in the Proxy Statement/Prospectus;

(5) the fact that the advisory fee of each Oppenheimer Fund and its corresponding Acquiring Fund are the same;

(6) the distribution arrangements that will be available to the Acquiring Funds;

(7) the transition from current service providers to post-Transaction service providers will be managed to assure that it will not have a foreseeable short-term or long-term adverse effect on shareholders;

(8) Invesco will provide a two-year contractual guaranty that will limit the total expense ratio of each Oppenheimer Fund to such Oppenheimer Fund’s total expense ratio prior to the Transaction (in determining the obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: (i) interest, (ii) taxes, (iii) dividend expense on short sales, (iv) extraordinary or non-routine items, including litigation expenses and (v) expenses that an Oppenheimer Fund has incurred but did not actually pay because of an offset arrangement);

(9) Invesco and MassMutual will pay all expenses of the Oppenheimer Funds in connection with the Transaction;

(10) Shareholders will face no adverse tax consequences as a result of the Transaction; and

(11) Invesco and Oppenheimer have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Oppenheimer Funds.

In its deliberations, the Oppenheimer Board considered all information it received, as well as advice and analysis from its independent counsel. The Oppenheimer Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each Oppenheimer Fund and its respective shareholders.

The Oppenheimer Board further considered that, to safeguard continuity of governance and knowledge of the Oppenheimer Funds after the Transaction is effected, one of the Oppenheimer Funds’ Trustees will serve on the Invesco open-end funds’ board and another trustee will serve on the Invesco ETFs’ board. Those Trustees will continue to oversee a number of Acquiring Funds after the Transaction closes. In connection with the Transaction, it is anticipated that Invesco will continue the deferred compensation plan for Trustees that will continue to serve on the Invesco boards and the acquired funds overseen by the Trustees would assume all payment liabilities. Invesco has also offered to provide protection for Trustees who will not continue as trustees of the Invesco boards, with respect to events that may accelerate the payment of their deferred compensation and thereby adversely affect the deferral of taxes that would otherwise result from receiving payments in installments over a period of years. In addition, current Board members who do not continue to oversee Invesco managed funds after the closing of the Transaction have agreed to act as consultants to Invesco for a period of time. Compensation for consulting services will not be paid for by the Oppenheimer Funds or the Acquiring Funds.

The Oppenheimer Board concluded, based on all of the information presented, that the Reorganizations would be in the best interest of each Oppenheimer Funds and that shareholders would not be diluted as a result thereof and determined to call a meeting of shareholders of each Oppenheimer Fund to consider the approval of the Reorganization of that Oppenheimer Fund and to recommend that Oppenheimer Fund shareholders approve each Reorganization.

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ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND OPPENHEIMER FUNDS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund’s prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each Oppenheimer Fund concerning the following topics, please refer to the following sections of the Oppenheimer Funds’ prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “The Fund’s Past Performance” for more information about the performance of the Oppenheimer Fund; (ii) see “How the Fund is Managed” for more information about the management of the Oppenheimer Fund; (iii) see “About Your Account” for more information about the pricing of shares of the Oppenheimer Fund; (iv) see “Taxes” and “Dividends, Capital Gains and Taxes” for more information about tax consequences to shareholders of various transactions in shares of the Oppenheimer Fund and for more information about the Oppenheimer Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” (or “Consolidated Financial Highlights” in the case of a Fund with a wholly-owned Subsidiary) for more information about the Oppenheimer Fund’s financial performance. See also Exhibit F- Financial Highlights.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Oppenheimer Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Oppenheimer Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about [            , 2019] to all shareholders entitled to vote at the Meeting. Shareholders of record of the Oppenheimer Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Oppenheimer Funds on[             , 2019], can be found at Exhibit G. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Oppenheimer Funds in writing to the address of the Oppenheimer Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

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Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Oppenheimer Fund. For each Oppenheimer Fund, except the Oppenheimer LLCs, a quorum will exist if shareholders representing one-third or more of the total combined votes of all shares of an Oppenheimer Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by federal law). With respect to each of the Oppenheimer LLCs, a quorum will exist if shareholders representing fifty percent of the units of that Company issued and outstanding and entitled to vote on the Record Date are present at the Meeting in person or by proxy

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. However, it is the Oppenheimer Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting. In the absence of a quorum, or in the event that a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, the chairperson of the Meeting may propose one or more adjournments to permit further solicitation of proxies. No shareholder vote is required for adjournment. For the Oppenheimer LLCs, the affirmative vote of a majority of units present in person or by proxy are necessary for adjournment.

It is not anticipated that any matters other than the approval of the Reorganizations will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

Vote Necessary to Approve the Agreement

The Oppenheimer Board has unanimously approved each Reorganization, subject to shareholder approval. For each Oppenheimer Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Abstentions and broker non-votes are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Oppenheimer Fund.

Proxy Solicitation

The Oppenheimer Funds have engaged the services of AST Fund Solutions, LLC (“Solicitor”), a private proxy services firm, to assist in the solicitation of proxies for the Meeting. Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Oppenheimer Funds, regular employees of OFI or its affiliate(s) or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

Solicitor’s costs are expected to be approximately $            . The cost of the Meeting, including the costs of retaining the Solicitor, preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Oppenheimer, Invesco and/or their affiliates. The Funds and their shareholders will not bear any costs or expenses, directly or indirectly, related to the Transaction and any Reorganization, regardless of whether a Reorganization is consummated.

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Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Oppenheimer Fund. The following tables are as of December 17, 2018 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Oppenheimer Fund share purchase, redemption, and market activity.

Each Oppenheimer Fund shall be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of its corresponding Oppenheimer Fund.

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CAPITALIZATION TABLES

	Oppenheimer Capital Income Fund	Invesco Oppenheimer Capital Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Capital Income Fund
Net Assets:
Class A	$1,355,332,403	$—	$—	$1,355,332,403
Class C	293,096,220	—	—	293,096,220
Class R	68,401,855	—	—	68,401,855
Class Y	491,267,997	—	—	491,267,997
Class I(3)	121,594,785	—	(121,594,785)	—
Class R6(3)	—	—	121,594,785	121,594,785
Net Value Per Share:
Class A	$9.67	$—	$—	$9.67
Class C	9.35	—	—	9.35
Class R	9.53	—	—	9.53
Class Y	9.65	—	—	9.65
Class I(3)	9.65	—	—	—
Class R6(3)	—	—	—	9.65
Shares Outstanding:
Class A	140,211,943	—	—	140,211,943
Class C	31,349,600	—	—	31,349,600
Class R	7,180,468	—	—	7,180,468
Class Y	50,882,639	—	—	50,882,639
Class I (3)	12,595,141	—	(12,595,141)	—
Class R6(3)	—	—	12,595,141	12,595,141

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

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	Oppenheimer Emerging Markets Local Debt Fund	Invesco Oppenheimer Emerging Markets Local Debt Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Emerging Markets Local Debt Fund
Net Assets:
Class A	$43,245,071	$—	$—	$43,245,071
Class C	15,476,042	—	—	15,476,042
Class R	2,378,328	—	—	2,378,328
Class Y	135,563,212	—	—	135,563,212
Class I (3)	7,106,705	—	(7,106,705)	—
Class R6(3)	—	—	7,106,705	7,106,705
Net Value Per Share:
Class A	$6.48	$—	$—	$6.48
Class C	6.49	—	—	6.49
Class R	6.48	—	—	6.48
Class Y	6.49	—	—	6.49
Class I (3)	6.48	—	—	—
Class R6(3)	—	—	—	6.48
Shares Outstanding:
Class A	6,668,950	—	—	6,668,950
Class C	2,385,725	—	—	2,385,725
Class R	366,878	—	—	366,878
Class Y	20,891,855	—	—	20,891,855
Class I (3)	1,096,985	—	(1,096,985)	—
Class R6(3)	—	—	1,096,985	1,096,985

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

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	Oppenheimer Global High Yield Fund	Invesco Oppenheimer Global High Yield Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global High Yield Fund
Net Assets:
Class A	$21,229,435	$—	$—	$21,229,435
Class C	5,807,874	—	—	5,807,874
Class R	2,344,142	—	—	2,344,142
Class Y	1,254,599	—	—	1,254,599
Class I (3)	9,056,583	—	(9,056,583)	—
Class R6(3)	—	—	9,056,583	9,056,583
Net Value Per Share:
Class A	$8.74	$—	$—	$8.74
Class C	8.74	—	—	8.74
Class R	8.74	—	—	8.74
Class Y	8.74	—	—	8.74
Class I (3)	8.74	—	—	—
Class R6(3)	—	—	—	8.74
Shares Outstanding:
Class A	2,428,897	—	—	2,428,897
Class C	664,818	—	—	664,818
Class R	268,146	—	—	268,146
Class Y	143,476	—	—	143,476
Class I (3)	1,036,561	—	(1,036,561)	—
Class R6(3)	—	—	1,036,561	1,036,561

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

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	Oppenheimer Global Strategic Income Fund	Invesco Oppenheimer Global Strategic Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Strategic Income Fund
Net Assets:
Class A	$2,538,935,961	$—	$—	$2,538,935,961
Class C	499,091,141	—	—	499,091,141
Class R	105,634,027	—	—	105,634,027
Class Y	339,848,140	—	—	339,848,140
Class I (3)	39,916,885	—	(39,916,885)	—
Class R6(3)	—	—	39,916,885	39,916,885
Net Value Per Share:
Class A	$3.61	$—	$—	$3.61
Class C	3.60	—	—	3.60
Class R	3.61	—	—	3.61
Class Y	3.61	—	—	3.61
Class I (3)	3.60	—	—	—
Class R6(3)	—	—	—	3.60
Shares Outstanding:
Class A	703,033,015	—	—	703,033,015
Class C	138,473,179	—	—	138,473,179
Class R	29,227,981	—	—	29,227,981
Class Y	94,185,748	—	—	94,185,748
Class I (3)	11,103,387	—	(11,103,387)	—
Class R6(3)	—	—	11,103,387	11,103,387

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

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	Oppenheimer Global Unconstrained Bond Fund	Invesco Oppenheimer Global Unconstrained Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Global Unconstrained Bond Fund
Net Assets:
Class A	$121,973	$—	$—	$121,973
Class Y	154,318	—	—	154,318
Class I (3)	9,378,099	—	(9,378,099)	—
Class R6(3)	—	—	9,378,099	9,378,099
Net Value Per Share:
Class A	$9.13	$—	$—	$9.13
Class Y	9.13	—	—	9.13
Class I (3)	9.14	—	—	—
Class R6(3)	—	—	—	9.14
Shares Outstanding:
Class A	13,353	—	—	13,353
Class Y	16,896	—	—	16,896
Class I (3)	1,026,553	—	(1,026,553)	—
Class R6(3)	—	—	1,026,553	1,026,553

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

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	Oppenheimer Government Cash Reserves	Invesco Oppenheimer Government Cash Reserves Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Government Cash Reserves Fund
Net Assets:
Class A	$299,270,871	$—	$—	$299,270,871
Class C	169,671,609	—	—	169,671,609
Class R	115,834,002	—	—	115,834,002
Net Value Per Share:
Class A	$1.00	$—	$—	$1.00
Class C	1.00	—	—	1.00
Class R	1.00	—	—	1.00
Shares Outstanding:
Class A	299,299,829	—	—	299,299,829
Class C	169,675,432	—	—	169,675,432
Class R	115,837,810	—	—	115,837,810

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

59

	Oppenheimer Intermediate Income Fund	Invesco Oppenheimer Intermediate Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Intermediate Income Fund
Net Assets:
Class A	$110,028,003	$—	$—	$110,028,003
Class C	27,733,199	—	—	27,733,199
Class R	19,710,320	—	—	19,710,320
Class Y	29,734,062	—	—	29,734,062
Class I (3)	7,377,384	—	(7,377,384)	—
Class R6(3)	—	—	7,377,384	7,377,384
Net Value Per Share:
Class A	$10.20	$—	$—	$10.20
Class C	10.20	—	—	10.20
Class R	10.21	—	—	10.21
Class Y	10.20	—	—	10.20
Class I (3)	10.21	—	—	—
Class R6(3)	—	—	—	10.21
Shares Outstanding:
Class A	10,782,280	—	—	10,782,280
Class C	2,719,206	—	—	2,719,206
Class R	1,930,509	—	—	1,930,509
Class Y	2,915,293	—	—	2,915,293
Class I (3)	722,848	—	(722,848)	—
Class R6(3)	—	—	722,848	722,848

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

60

	Oppenheimer International Bond Fund	Invesco Oppenheimer International Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer International Bond Fund
Net Assets:
Class A	$1,006,993,248	$—	$—	$1,006,993,248
Class C	270,001,894	—	—	270,001,894
Class R	110,930,220	—	—	110,930,220
Class Y	2,381,312,365	—	—	2,381,312,365
Class I (3)	1,070,858,484	—	(1,070,858,484)	—
Class R6(3)	—	—	1,070,858,484	1,070,858,484
Net Value Per Share:
Class A	$5.33	$—	$—	$5.33
Class C	5.31	—	—	5.31
Class R	5.32	—	—	5.32
Class Y	5.33	—	—	5.33
Class I (3)	5.32	—	—	—
Class R6(3)	—	—	—	5.32
Shares Outstanding:
Class A	188,906,198	—	—	188,906,198
Class C	50,838,728	—	—	50,838,728
Class R	20,870,305	—	—	20,870,305
Class Y	446,798,582	—	—	446,798,582
Class I (3)	201,130,224	—	(201,130,224)	—
Class R6(3)	—	—	201,130,224	201,130,224

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

61

	Oppenheimer Limited-Term Government Fund	Invesco Oppenheimer Limited-Term Government Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Limited-Term Government Fund
Net Assets:
Class A	$404,302,415	$—	$—	$404,302,415
Class C	102,997,655	—	—	102,997,655
Class R	25,252,376	—	—	25,252,376
Class Y	98,318,553	—	—	98,318,553
Class I (3)	338,014,038	—	(338,014,038)	—
Class R6(3)	—	—	338,014,038	338,014,038
Net Value Per Share:
Class A	$4.31	$—	$—	$4.31
Class C	4.30	—	—	4.30
Class R	4.30	—	—	4.30
Class Y	4.31	—	—	4.31
Class I (3)	4.30	—	—	—
Class R6(3)	—	—	—	4.30
Shares Outstanding:
Class A	93,874,125	—	—	93,874,125
Class C	23,963,503	—	—	23,963,503
Class R	5,868,109	—	—	5,868,109
Class Y	22,792,200	—	—	22,792,200
Class I (3)	78,524,993	—	(78,524,993)	—
Class R6(3)	—	—	78,524,993	78,524,993

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

62

	Oppenheimer Main Street Fund®	Invesco Oppenheimer Main Street Fund® (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Main Street Fund
Net Assets:
Class A	$6,485,908,064	$—	$—	$6,485,908,064
Class C	691,699,232	—	—	691,699,232
Class R	187,254,411	—	—	187,254,411
Class Y	672,464,680	—	—	672,464,680
Class I (3)	611,315,928	—	(611,315,928)	—
Class R6(3)	—	—	611,315,928	611,315,928
Net Value Per Share:
Class A	$40.47	$—	$—	$40.47
Class C	38.04	—	—	38.04
Class R	39.64	—	—	39.64
Class Y	40.03	—	—	40.03
Class I (3)	39.93	—	—	—
Class R6(3)	—	—	—	39.93
Shares Outstanding:
Class A	160,280,885	—	—	160,280,885
Class C	18,185,250	—	—	18,185,250
Class R	4,724,427	—	—	4,724,427
Class Y	16,799,526	—	—	16,799,526
Class I (3)	15,308,269	—	(15,308,269)	—
Class R6(3)	—	—	15,308,269	15,308,269

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganizations.

63

	Oppenheimer Main Street All Cap Fund®	Invesco Oppenheimer Main Street All Cap Fund® (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Main Street All Cap Fund®
Net Assets:
Class A	$771,982,552	$—	$—	$771,982,552
Class C	166,813,940	—	—	166,813,940
Class R	49,156,176	—	—	49,156,176
Class Y	36,719,575	—	—	36,719,575
Net Value Per Share:
Class A	$15.07	$—	$—	$15.07
Class C	13.64	—	—	13.64
Class R	14.60	—	—	14.60
Class Y	15.43	—	—	15.43
Shares Outstanding:
Class A	51,240,263	—	—	51,240,263
Class C	12,232,719	—	—	12,232,719
Class R	3,366,428	—	—	3,366,428
Class Y	2,379,711	—	—	2,379,711

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

64

	Oppenheimer Main Street Mid Cap Fund®	Invesco Oppenheimer Main Street Mid Cap Fund® (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Main Street Mid Cap Fund
Net Assets:
Class A	$1,116,888,653	$—	$—	$1,116,888,653
Class C	220,378,501	—	—	220,378,501
Class R	141,086,713	—	—	141,086,713
Class Y	430,222,542	—	—	430,222,542
Class I (3)	146,630,131	—	(146,630,131)	—
Class R6(3)	—	—	146,630,131	146,630,131
Net Value Per Share:
Class A	$21.24	$—	$—	$21.24
Class C	16.94	—	—	16.94
Class R	19.96	—	—	19.96
Class Y	23.17	—	—	23.17
Class I (3)	23.07	—	—	—
Class R6(3)	—	—	—	23.07
Shares Outstanding:
Class A	52,576,549	—	—	52,576,549
Class C	13,010,449	—	—	13,010,449
Class R	7,068,148	—	—	7,068,148
Class Y	18,571,862	—	—	18,571,862
Class I (3)	6,354,753	—	(6,354,753)	—
Class R6(3)	—	—	6,354,753	6,354,753

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganizations.

65

	Oppenheimer Main Street Small Cap Fund®	Invesco Oppenheimer Main Street Small Cap Fund® (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Main Street Small Cap Fund®
Net Assets:
Class A	$125,652,470	$—	$—	$125,652,470
Class C	39,687,073	—	—	39,687,073
Class R	19,639,168	—	—	19,639,168
Class Y	168,781,612	—	—	168,781,612
Class I (3)	244,394,122	—	(244,394,122)	—
Class R6(3)	—	—	244,394,122	244,394,122
Net Value Per Share:
Class A	$12.77	$—	$—	$12.77
Class C	12.28	—	—	12.28
Class R	12.62	—	—	12.62
Class Y	12.83	—	—	12.83
Class I (3)	12.84	—	—	—
Class R6(3)	—	—	—	12.84
Shares Outstanding:
Class A	9,837,125	—	—	9,837,125
Class C	3,232,500	—	—	3,232,500
Class R	1,556,215	—	—	1,556,215
Class Y	13,158,007	—	—	13,158,007
Class I (3)	19,029,600	—	(19,029,600)	—
Class R6(3)	—	—	19,029,600	19,029,600

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

66

	Oppenheimer Master Event- Linked Bond Fund, LLC	Invesco Oppenheimer Master Event- Linked Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Master Event- Linked Bond Fund
Net Assets:
Class E (3)	$350,406,468	$—	$(350,406,468)	$—
Class R6(3)	—	—	350,406,468	350,406,468
Net Value Per Share:
Class E (3)	$15.26	$—	$—	$—
Class R6(3)	—	—	—	15.26
Shares Outstanding:
Class E (3)	22,969,202	—	(22,969,202)	—
Class R6(3)	—	—	22,969,202	22,969,202

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class E shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

67

	Oppenheimer Master Inflation Protected Securities Fund, LLC	Invesco Oppenheimer Master Inflation Protected Securities Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Master Inflation Protected Securities Fund
Net Assets:
Class E (3)	$94,919,414	$—	$(94,919,414)	$—
Class R6(3)	—	—	94,919,414	94,919,414
Net Value Per Share:
Class E (3)	$11.92	$—	$—	$—
Class R6(3)	—	—	—	11.92
Shares Outstanding:
Class E (3)	7,960,273	—	(7,960,273)	—
Class R6(3)	—	—	7,960,273	7,960,273

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class E shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganizations.

68

	Oppenheimer Master Loan Fund, LLC	Invesco Oppenheimer Master Loan Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Master Loan Fund
Net Assets:
Class A (3)	$1,092,562,796	$—	$(1,092,562,796)	$—
Class R6(3)	—	—	1,092,562,796	1,092,562,796
Net Value Per Share:
Class A (3)	$17.04	$—	$—	$—
Class R6(3)	—	—	—	17.04
Shares Outstanding:
Class A (3)	64,131,948	—	(64,131,948)	—
Class R6(3)	—	—	64,131,948	64,131,948

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class A shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganizations.

69

	Oppenheimer Preferred Securities and Income Fund	Invesco Oppenheimer Preferred Securities and Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Preferred Securities and Income Fund
Net Assets:
Class A	$887,975	$—	$—	$887,975
Class Y	369,843	—	—	369,843
Class I (3)	9,188,310	—	(9,188,310)	—
Class R6(3)	—	—	9,188,310	9,188,310
Net Value Per Share:
Class A	$9.21	$—	$—	$9.21
Class Y	9.21	—	—	9.21
Class I (3)	9.21	—	—	—
Class R6(3)	—	—	—	9.21
Shares Outstanding:
Class A	96,447	—	—	96,447
Class Y	40,167	—	—	40,167
Class I (3)	997,998	—	(997,998)	—
Class R6(3)	—	—	997,998	997,998

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

70

	Oppenheimer Senior Floating Rate Fund	Invesco Oppenheimer Senior Floating Rate Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Senior Floating Rate Fund
Net Assets:
Class A	$3,551,890,366	$—	$—	$3,551,890,366
Class C	2,314,368,179	—	—	2,314,368,179
Class R	95,504,594	—	—	95,504,594
Class Y	7,095,098,307	—	—	7,095,098,307
Class I (3)	1,195,204,446	—	(1,195,204,446)	—
Class R6(3)	—	—	1,195,204,446	1,195,204,446
Net Value Per Share:
Class A	$7.81	$—	$—	$7.81
Class C	7.82	—	—	7.82
Class R	7.80	—	—	7.80
Class Y	7.79	—	—	7.79
Class I (3)	7.79	—	—	—
Class R6(3)	—	—	—	7.79
Shares Outstanding:
Class A	454,935,075	—	—	454,935,075
Class C	296,098,227	—	—	296,098,227
Class R	12,236,903	—	—	12,236,903
Class Y	910,673,772	—	—	910,673,772
Class I (3)	153,428,239	—	(153,428,239)	—
Class R6(3)	—	—	153,428,239	153,428,239

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

71

	Oppenheimer Senior Floating Rate Plus Fund	Invesco Oppenheimer Senior Floating Rate Plus Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Senior Floating Rate Plus Fund
Net Assets:
Class A	$29,708,384	$—	$—	$29,708,384
Class C	15,308,068	—	—	15,308,068
Class Y	32,914,025	—	—	32,914,025
Class I (3)	563,942	—	(563,942)	—
Class R6(3)	—	—	563,942	563,942
Net Value Per Share:
Class A	$8.96	$—	$—	$8.96
Class C	8.96	—	—	8.96
Class Y	8.97	—	—	8.97
Class I (3)	9.00	—	—	—
Class R6(3)	—	—	—	9.00
Shares Outstanding:
Class A	3,314,884	—	—	3,314,884
Class C	1,708,734	—	—	1,708,734
Class Y	3,671,015	—	—	3,671,015
Class I (3)	62,687	—	(62,687)	—
Class R6(3)	—	—	62,687	62,687

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

72

	Oppenheimer SteelPath MLP Alpha Fund	Invesco Oppenheimer SteelPath MLP Alpha Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Fund
Net Assets:
Class A	$443,652,913	$—	$—	$443,652,913
Class C	393,334,016	—	—	393,334,016
Class Y	937,610,181	—	—	937,610,181
Class I (3)	124,378,271	—	(124,378,271)	—
Class R6(3)	—	—	124,378,271	124,378,271
Net Value Per Share:
Class A	$6.41	$—	$—	$6.41
Class C	6.01	—	—	6.01
Class Y	6.62	—	—	6.62
Class I (3)	6.65	—	—	—
Class R6(3)	—	—	—	6.65
Shares Outstanding:
Class A	69,162,373	—	—	69,162,373
Class C	65,487,044	—	—	65,487,044
Class Y	141,737,773	—	—	141,737,773
Class I (3)	18,705,428	—	(18,705,428)	—
Class R6(3)	—	—	18,705,428	18,705,428

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

73

	Oppenheimer SteelPath MLP Alpha Plus Fund	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath MLP Alpha Plus Fund
Net Assets:
Class A	$57,221,660	$—	$—	$57,221,660
Class C	43,396,282	—	—	43,396,282
Class Y	61,125,732	—	—	61,125,732
Class I (3)	721,509	—	(721,509)	—
Class R6(3)	—	—	721,509	721,509
Net Value Per Share:
Class A	$4.94	$—	$—	$4.94
Class C	4.63	—	—	4.63
Class Y	5.06	—	—	5.06
Class I (3)	5.11	—	—	—
Class R6(3)	—	—	—	5.11
Shares Outstanding:
Class A	11,587,024	—	—	11,587,024
Class C	9,367,330	—	—	9,367,330
Class Y	12,070,584	—	—	12,070,584
Class I (3)	141,287	—	(141,287)	—
Class R6(3)	—	—	141,287	141,287

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

74

	Oppenheimer SteelPath MLP Income Fund	Invesco Oppenheimer SteelPath MLP Income Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath MLP Income Fund
Net Assets:
Class A	$1,248,417,725	$—	$—	$1,248,417,725
Class C	824,668,757	—	—	824,668,757
Class Y	806,446,973	—	—	806,446,973
Class I (3)	20,469,941	—	(20,469,941)	—
Class R6(3)	—	—	20,469,941	20,469,941
Net Value Per Share:
Class A	$5.17	$—	$—	$5.17
Class C	4.79	—	—	4.79
Class Y	5.34	—	—	5.34
Class I (3)	5.37	—	—	—
Class R6(3)	—	—	—	5.37
Shares Outstanding:
Class A	241,309,907	—	—	241,309,907
Class C	172,150,823	—	—	172,150,823
Class Y	150,972,587	—	—	150,972,587
Class I (3)	3,809,673	—	(3,809,673)	—
Class R6(3)	—	—	3,809,673	3,809,673

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

75

	Oppenheimer SteelPath MLP Select 40 Fund	Invesco Oppenheimer SteelPath MLP Select 40 Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath MLP Select 40 Fund
Net Assets:
Class A	$380,290,298	$—	$—	$380,290,298
Class C	410,143,464	—	—	410,143,464
Class W(3)	1,663,221	—	(1,663,221)	—
Class Y(3)	1,569,106,819	—	1,663,221	1,570,770,040
Class I (4)	712,657,721	—	(712,657,721)	—
Class R6(4)	—	—	712,657,721	712,657,721
Net Value Per Share:
Class A	$7.17	$—	$—	$7.17
Class C	6.73	—	—	6.73
Class W(3)	7.41	—	—	—
Class Y(3)	7.41	—	—	7.41
Class I (4)	7.44	—	—	—
Class R6(4)	—	—	—	7.44
Shares Outstanding:
Class A	53,073,343	—	—	53,073,343
Class C	60,926,637	—	—	60,926,637
Class W(3)	224,421	—	(224,421)	—
Class Y(3)	211,792,878	—	224,421	212,017,299
Class I (4)	95,759,651	—	(95,759,651)	—
Class R6(4)	—	—	95,759,651	95,759,651

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class W shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.
(4)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

76

	Oppenheimer SteelPath MLP & Energy Infrastructure Fund	Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Net Assets:
Class A	$988,590	$—	$—	$988,590
Class C	162,428	—	—	162,428
Class Y	439,335	—	—	439,335
Class I (3)	9,118,170	—	(9,118,170)	—
Class R6(3)	—	—	9,118,170	9,118,170
Net Value Per Share:
Class A	$8.61	$—	$—	$8.61
Class C	8.60	—	—	8.60
Class Y	8.60	—	—	8.60
Class I (3)	8.61	—	—	—
Class R6(3)	—	—	—	8.61
Shares Outstanding:
Class A	114,831	—	—	114,831
Class C	18,878	—	—	18,878
Class Y	51,083	—	—	51,083
Class I (3)	1,059,208	—	(1,059,208)	—
Class R6(3)	—	—	1,059,208	1,059,208

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

77

	Oppenheimer SteelPath Panoramic Fund	Invesco Oppenheimer SteelPath Panoramic Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer SteelPath Panoramic Fund
Net Assets:
Class A	$11,868,039	$—	$—	$11,868,039
Class C	1,098,129	—	—	1,098,129
Class R	1,209,880	—	—	1,209,880
Class Y	1,691,955	—	—	1,691,955
Class I (3)	7,577	—	(7,577)	—
Class R6(3)	—	—	7,577	7,577
Net Value Per Share:
Class A	$7.51	$—	$—	$7.51
Class C	7.35	—	—	7.35
Class R	7.47	—	—	7.47
Class Y	7.55	—	—	7.55
Class I (3)	7.58	—	—	—
Class R6(3)	—	—	—	7.58
Shares Outstanding:
Class A	1,580,988	—	—	1,580,988
Class C	149,458	—	—	149,458
Class R	162,004	—	—	162,004
Class Y	224,020	—	—	224,020
Class I (3)	1,000	—	(1,000)	—
Class R6(3)	—	—	1,000	1,000

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

78

	Oppenheimer Total Return Bond Fund	Invesco Oppenheimer Total Return Bond Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Total Return Bond Fund
Net Assets:
Class A	$479,363,382	$—	$—	$479,363,382
Class C	90,146,576	—	—	90,146,576
Class R	53,324,505	—	—	53,324,505
Class Y	415,994,252	—	—	415,994,252
Class I (3)	906,536,619	—	(906,536,619)	—
Class R6(3)	—	—	906,536,619	906,536,619
Net Value Per Share:
Class A	$6.56	$—	$—	$6.56
Class C	6.56	—	—	6.56
Class R	6.55	—	—	6.55
Class Y	6.52	—	—	6.52
Class I (3)	6.55	—	—	—
Class R6(3)	—	—	—	6.55
Shares Outstanding:
Class A	73,127,966	—	—	73,127,966
Class C	13,738,590	—	—	13,738,590
Class R	8,137,999	—	—	8,137,999
Class Y	63,847,074	—	—	63,847,074
Class I (3)	138,420,061	—	(138,420,061)	—
Class R6(3)	—	—	138,420,061	138,420,061

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

79

	Oppenheimer Ultra- Short Duration Fund	Invesco Oppenheimer Ultra-Short Duration Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Invesco Oppenheimer Ultra- Short Duration Fund
Net Assets:
Class A	$99,702	$—	$—	$99,702
Class Y	242,756,575	—	—	242,756,575
Class I (3)	10,491,626	—	(10,491,626)	—
Class R6(3)	—	—	10,491,626	10,491,626
Net Value Per Share:
Class A	$4.99	$—	$—	$4.99
Class Y	4.99	—	—	4.99
Class I (3)	5.05	—	—	—
Class R6(3)	—	—	—	5.05
Shares Outstanding:
Class A	20,000	—	—	20,000
Class Y	48,692,189	—	—	48,692,189
Class I (3)	2,077,771	—	(2,077,771)	—
Class R6(3)	—	—	2,077,771	2,077,771

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(2)

Net Assets have not been adjusted for any expenses expected to be incurred by each Oppenheimer Fund in connection with the Reorganization. Invesco and Oppenheimer, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of Oppenheimer Fund Class I shares will receive Class R6 shares of the Acquiring Fund upon closing of the Reorganization.

80

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of [                    , 2019], to the knowledge of each Oppenheimer Fund, owned 5% or more of the outstanding shares of a class of such Oppenheimer Fund can be found at Exhibit H.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Oppenheimer Fund and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Oppenheimer Funds by the Directors/Trustees and executive officers of the Oppenheimer Funds can be found at Exhibit H.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Oppenheimer Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Oppenheimer Funds, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Oppenheimer Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Oppenheimer Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the Oppenheimer Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Oppenheimer Fund’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of an Oppenheimer Fund hereafter called should send the proposal to the Oppenheimer Fund at the Oppenheimer Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for an Oppenheimer Fund, shareholders of such Oppenheimer Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Oppenheimer Funds only, annual and semiannual reports filed by such Oppenheimer Funds, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Oppenheimer Fund’s registration statement, which contains the Oppenheimer Fund’s prospectus and related SAI, is set forth on Exhibit A. Such Oppenheimer Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund’s prospectus and related SAIs, is set forth on Exhibit A.

81

Each Acquiring Fund and each Oppenheimer Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, DC 20549-2736. Copies of such material may also be obtained from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, DC 20549-2736, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

82

EXHIBIT A

OPPENHEIMER FUNDS AND CORRESPONDING ACQUIRING FUNDS

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Capital Income Fund	002-33043	Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Emerging Markets Local Debt Fund	333-165865	Invesco Oppenheimer Emerging Markets Local Debt Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Global High Yield Fund	333-176889	Invesco Oppenheimer Global High Yield Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

A-1

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Global Strategic Income Fund	033-28598	Invesco Oppenheimer Global Strategic Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Global Unconstrained Bond Fund, a series of Oppenheimer Integrity Funds	002-76547	Invesco Oppenheimer Global Unconstrained Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class I		Class R6

Class Y		Class Y

Oppenheimer Government Cash Reserves	033-23223	Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class A		Class A

Class C		Class C

Class R		Class R

Oppenheimer Intermediate Income Fund	333-160733	Invesco Oppenheimer Intermediate Income Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer International Bond Fund	033-58383	Invesco Oppenheimer International Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

A-2

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Limited-Term Government Fund	033-02769	Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Main Street Fund®, a series of Oppenheimer Main Street Funds	033-17850	Invesco Oppenheimer Main Street Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	002-25469

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Main Street All Cap Fund®	333-40186	Invesco Oppenheimer Main Street All Cap Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	002-25469

Class A		Class A

Class C		Class C

Class R		Class R

Class Y		Class Y

Oppenheimer Main Street Mid Cap Fund®	333-78269	Invesco Oppenheimer Main Street Mid Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	002-57526

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

A-3

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Main Street Small Cap Fund®	333-186810	Invesco Oppenheimer Main Street Small Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	002-57526

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Master Event-Linked Bond Fund, LLC	811-22207	Invesco Oppenheimer Master Event-Linked Bond Fund, a series of AIM Growth Series (Invesco Growth Series)	002-57526

Class E		Class R6

Oppenheimer Master Inflation Protected Securities Fund, LLC	811-22420	Invesco Oppenheimer Master Inflation Protected Securities Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class E		Class R6

Oppenheimer Master Loan Fund, LLC	811-22137	Invesco Oppenheimer Master Loan Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074

Class A		Class R6

Oppenheimer Preferred Securities and Income Fund, a series of Oppenheimer Integrity Funds	002-76547	Invesco Oppenheimer Preferred Securities and Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class I		Class R6

Class Y		Class Y

Oppenheimer Senior Floating Rate Fund	333-166297	Invesco Oppenheimer Senior Floating Rate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

A-4

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer Senior Floating Rate Plus Fund	333-188779	Invesco Oppenheimer Senior Floating Rate Plus Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	333-36074

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y		Class Y

Oppenheimer SteelPath MLP Alpha Fund, a series of Oppenheimer SteelPath MLP Funds Trust	333-163614	Invesco Oppenheimer SteelPath MLP Alpha Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y		Class Y

Oppenheimer SteelPath MLP Alpha Plus Fund, a series of Oppenheimer SteelPath MLP Funds Trust	333-163614	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y		Class Y

Oppenheimer SteelPath MLP Income Fund, a series of Oppenheimer SteelPath MLP Funds Trust	333-163614	Invesco Oppenheimer SteelPath MLP Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y		Class Y

Oppenheimer SteelPath MLP Select 40 Fund, a series of Oppenheimer SteelPath MLP Funds Trust	333-163614	Invesco Oppenheimer SteelPath MLP Select 40 Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y and Class W		Class Y

A-5

OPPENHEIMER FUND	SEC FILE NUMBER	ACQUIRING FUND	SEC FILE NUMBER
Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of OFI SteelPath Series Trust	333-219598	Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class Y		Class Y

Oppenheimer SteelPath Panoramic Fund	333-204627	Invesco Oppenheimer SteelPath Panoramic Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Total Return Bond Fund, a series of Oppenheimer Integrity Funds	002-76547	Invesco Oppenheimer Total Return Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	033-19338

Class A		Class A

Class C		Class C

Class I		Class R6

Class R		Class R

Class Y		Class Y

Oppenheimer Ultra-Short Duration Fund	333-171815	Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	033-39519

Class A		Class A

Class I		Class R6

Class Y		Class Y

A-6

EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS

1.	Prospectus dated October 30, 2018 for Oppenheimer Capital Income Fund with respect to Oppenheimer Capital Income Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001713).

2.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Capital Income Fund with respect to Oppenheimer Capital Income Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

3.	Supplement to the Prospectus dated November 29, 2018 with respect to Oppenheimer Capital Income Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002148).

4.

Prospectus dated November 9, 2018 for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001699).

5.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

6.

Supplement dated November 13, 2018 to the Prospectus for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on November 13, 2018, Accession No. 0000728889-18-002033).

7.

Prospectus dated January     , 2019 for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on                     , Accession No.                     ).

8.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002148).

9.

Prospectus dated September 27, 2018 for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on September 26, 2018, Accession No. 0000728889-18-001531).

10.

Prospectus dated September 27, 2018 for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on October 2, 2018, Accession No. 0000728889-18-001573).

11.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

12.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002148).

13.

Prospectus dated September 27, 2018 for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on September 26, 2018, Accession No. 0000728889-18-001529).

14.	Prospectus dated September 27, 2018 for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on October 2, 2018, Accession No. 0000728889-18-001567).

15.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

16.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

17.

Prospectus dated January 24, 2018 for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on January 24, 2018, Accession No. 0000728889-18-000064).

18.

Prospectus dated January 24, 2018 for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on January 29, 2018, Accession No. 0000728889-18-000149).

19.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000773).

20.

Supplement dated August 8, 2018 to the Prospectus for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001199).

21.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on November 1, 2018, Accession No. 000728889-18-001906).

22.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

23.	Prospectus dated January 16, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on January 17, 2018, Accession No. 0000728889-18-000040).

24.	Prospectus dated January 26, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on January 26, 2018, Accession No. 0000728889-18-000130).

25.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000773).

26.	Supplement dated June 28, 2018 to the Prospectus to Oppenheimer Global Unconstrained Fund (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001018).

27.	Supplement dated August 8, 2018 to the Prospectus for Oppenheimer Global Unconstrained Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001200).

28.	Supplement dated November 2, 2018 to the Prospectus with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

29.	Supplement dated November 29, 2018 to the Prospectus with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

30.

Prospectus dated September 28, 2018 for Oppenheimer Government Cash Reserves with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on September 27, 2018, Accession No. 0000728889-18-001549).

31.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Government Cash Reserves with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

32.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Government Cash Reserves with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

33.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer International Bond Fund with respect to Oppenheimer International Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

34.

Prospectus dated November 29, 2018 for Oppenheimer International Bond Fund with respect to Oppenheimer International Bond Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002152).

35.

Prospectus dated December 28, 2018 for Oppenheimer Limited-Term Government Fund with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on December 27, 2018, Accession No. 0000728889-18-002240).

36.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Limited-Term Government Fund with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

37.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Limited-Term Government Fund with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002147).

38.	Prospectus dated October 30, 2018 for Oppenheimer Main Street Funds with respect to Oppenheimer Main Street Fund® (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001722).

39.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Main Street Funds with respect to Oppenheimer Main Street Fund® (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

40.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Main Street Funds with respect to Oppenheimer Main Street Fund® (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002147).

41.

Prospectus dated November 28, 2018 for Oppenheimer Main Street All Cap Fund® with respect to Oppenheimer Main Street All Cap Fund® (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002098).

42.

Prospectus dated August 29, 2018 for Oppenheimer Main Street Mid Cap Fund® with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on August 28, 2018, Accession No. 0000728889-18-001461).

43.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Main Street Mid Cap Fund® with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on November 1, 2018, Accession No. 000728889-18-001907).

44.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Main Street Mid Cap Fund® with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002145).

45.

Prospectus dated August 28, 2018 for Oppenheimer Main Street Small Cap Fund® with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on August 27, 2018, Accession No. 0000728889-18-001450).

46.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Main Street Small Cap Fund® with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

47.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Main Street Small Cap Fund® with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002145).

48.

Prospectus dated January 26, 2018 for Oppenheimer Master Event-Linked Bond Fund, LLC with respect to Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on January 26, 2018, Accession No. 0000728889-18-000134).

49.

Prospectus dated January 26, 2018, as revised January 30, 2018 for Oppenheimer Master Event-Linked Bond Fund, LLC with respect to Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on January 30, 2018, Accession No. 0000728889-18-000156).

50.

Prospectus dated May 30, 2018 for Oppenheimer Master Inflation Protected Securities Fund, LLC with respect to Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on May 30, 2018, Accession No. 0000728889-18-000938).

51.	Prospectus dated January 26, 2018 for Oppenheimer Master Loan Fund, LLC with respect to Oppenheimer Master Loan Fund, LLC (filed via EDGAR on January 26, 2018, Accession No. 0000728889-18-000135).

52.	Prospectus dated January 26, 2018 for Oppenheimer Master Loan Fund, LLC with respect to Oppenheimer Master Loan Fund, LLC (filed via EDGAR on January 30, 2018, Accession No. 0000728889-18-000155).

53.

Prospectus dated February 5, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on February 2, 2018, Accession No. 0000728889-18-000170).

54.

Prospectus dated February 12, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on February 12, 2018, Accession No. 0000728889-18-000278).

55.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000773).

56.

Supplement dated August 8, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001201).

57.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

58.

Supplement dated November 7, 2018 to the Prospectus for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on November 7, 2018, Accession No. 0000728889-18-002021).

59.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

60.

Prospectus dated September 28, 2018 for Oppenheimer Senior Floating Rate Fund with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on September 27, 2018, Accession No. 0000728889-18-001546).

61.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Senior Floating Rate Fund with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001908).

62.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Senior Floating Rate Fund with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

63.

Prospectus dated October 29, 2018 for Oppenheimer Senior Floating Rate Plus Fund with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001697).

64.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Senior Floating Rate Plus Fund with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001908).

65.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Senior Floating Rate Plus Fund with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

66.

Prospectus dated March 29, 2018 for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000553).

67.

Prospectus dated March 29, 2018 for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on April 3, 2018, Accession No. 0000728889-18-000579).

68.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000776).

69.

Supplement dated August 8, 2018 to the Prospectus for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001205).

70.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

71.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

72.

Prospectus dated July 27, 2018 for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on July 26, 2018, Accession No. 0000728889-18-001099).

73.

Supplement dated August 8, 2018 to the Prospectus for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001205).

74.

Supplement dated November 2, 2018 to the Prospectus for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

75.

Supplement dated November 29, 2018 to the Prospectus for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

76.

Prospectus dated February 28, 2018 for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on February 26, 2018, Accession No. 0000728889-18-000367).

77.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000776).

78.

Supplement dated August 8, 2018 to the Prospectus for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001205).

79.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

80.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

81.	Prospectus dated March 29, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000545).

82.

Supplement dated April 24, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on April 24, 2018, Accession No. 0000728889-18-000773).

83.

Supplement dated August 8, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on August 8, 2018, Accession No. 0000728889-18-001201).

84.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

85.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002143).

86.

Prospectus dated October 29, 2018 for Oppenheimer Ultra-Short Duration Fund with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001691).

87.

Supplement dated November 2, 2018 to the Prospectus for Oppenheimer Ultra-Short Duration Fund with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

88.

Supplement dated November 29, 2018 to the Prospectus for Oppenheimer Ultra-Short Duration Fund with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002146).

89.

TO BE UPDATED: Prospectuses dated         for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Oppenheimer Senior Floating Rate Fund, Oppenheimer Senior Floating Rate Plus Fund, and Oppenheimer Master Loan Fund, LLC (filed via EDGAR on         , Accession No.         ).

90.

Prospectuses dated         for AIM Growth Series (Invesco Growth Series) with respect to Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Small Cap Fund®, and Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on         , Accession No.         ).

91.	Prospectuses dated for AIM Equity Funds (Invesco Equity Fund) with respect to Oppenheimer Main Street All Cap Fund® and Oppenheimer Main Street Funds (filed via EDGAR on , Accession No. ).

92.

Prospectuses dated         for AIM Investment Securities Funds (Invesco Investment Securities Funds) with respect to Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund), Oppenheimer Global High Yield Fund, Oppenheimer Government Cash Reserves, Oppenheimer Limited-Term Government Fund, Oppenheimer Ultra-Short Duration Fund, and Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on        , Accession No.         ).

93.

Prospectuses dated         for AIM Investment Funds (Invesco Investment Funds) with respect to Oppenheimer Capital Income Fund, Oppenheimer Emerging Markets Local Debt Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Total Return Bond Fund, Oppenheimer Global Unconstrained Bond Fund, Oppenheimer Preferred Securities and Income Fund, Oppenheimer International Bond Fund, Oppenheimer SteelPath Panoramic Fund, Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, and Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on         , Accession No.         ).

EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investment Restriction- Industry Concentration	Corresponding Acquiring Fund’s Fundamental Investment Restriction- Industry Concentration
Each Oppenheimer Fund, except the Oppenheimer Government Cash Reserves, Oppenheimer Master Event-Linked Bond Fund, Oppenheimer Master Loan Fund, LLC, Oppenheimer Preferred Securities and Income Fund, Oppenheimer Senior Floating Rate Fund, Oppenheimer Senior Floating Rate Plus Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP & Energy Infrastructure Fund, Oppenheimer SteelPath Panoramic Fund, and Oppenheimer Ultra-Short Duration Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Oppenheimer Government Cash Reserves

The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

The Fund has a fundamental concentration policy that permits it to invest without limit in the obligations of banks. The Fund will retain this fundamental policy as is since the

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

C-1

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investment Restriction- Industry Concentration	Corresponding Acquiring Fund’s Fundamental Investment Restriction- Industry Concentration
SEC has long taken the position that money market funds may reserve the right to invest without limit in obligations of U.S. banks without being deemed to concentrate its investments. As a government money market fund, the Fund will not rely on the policy to invest without limit in obligations issued by banks, and it will retain this policy solely to avoid the expense of an unnecessary shareholder vote, which would be required to remove this fundamental policy.

Oppenheimer Master Event-Linked Bond Fund and Oppenheimer Master Loan Fund, LLC	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in instruments of the group of industries in the financial securities sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in instruments of the group of industries in the financial securities sector.

Oppenheimer Preferred Securities and Income Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund will invest at least 25% of the value of its total assets in securities of companies engaged in the financials sector and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or	Invesco Oppenheimer Preferred Securities and Income Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in securities of companies engaged in the financials sector.

C-2

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investment Restriction- Industry Concentration	Corresponding Acquiring Fund’s Fundamental Investment Restriction- Industry Concentration
sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.

Oppenheimer Senior Floating Rate Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in instruments of the group of industries in the financial securities sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign an classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in instruments of the group of industries in the financial securities sector.

Oppenheimer Senior Floating Rate Plus Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in instruments of the group of industries in the financial services sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign an classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in instruments of the group of industries in the financial services sector.

C-3

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investment Restriction- Industry Concentration	Corresponding Acquiring Fund’s Fundamental Investment Restriction- Industry Concentration
Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in the instruments of the group of industries that comprise the energy sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	The Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the instruments of the group of industries that comprise the energy sector.

Oppenheimer SteelPath MLP & Energy Infrastructure Fund and Oppenheimer SteelPath Panoramic Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund will, under normal circumstances, concentrate in the group of industries that comprise the energy sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	Each Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the group of industries that comprise the energy sector.

Oppenheimer Ultra-Short Duration Fund	The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except that the Fund may invest without limit in obligations issued by banks and in	Invesco Oppenheimer Ultra-Short Duration Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in obligations issued by banks

C-4

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Investment Restriction- Industry Concentration	Corresponding Acquiring Fund’s Fundamental Investment Restriction- Industry Concentration
	instruments of the group of industries in the financial securities sector, and except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction. For purposes of this concentration limitation, the Fund’s investment adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry or sector classification consistent with those characteristics in the event that any third party classification provider that may be used by the investment adviser does not assign a classification.	and in instruments of the group of industries in the financial securities sector.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction-Borrowing	Corresponding Acquiring Fund’s Fundamental Restriction- Borrowing
Each Oppenheimer Fund	The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemptions may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not borrow money [or issue senior securities], except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Underwriting	Corresponding Acquiring Fund’s Fundamental Restriction- Underwriting
Each Oppenheimer Fund	The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange	The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

C-5

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Underwriting	Corresponding Acquiring Fund’s Fundamental Restriction- Underwriting
Commission, its staff, or other authority with appropriate jurisdiction.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction – Lending	Corresponding Acquiring Fund’s Fundamental Restriction- Lending
Each Oppenheimer Fund	The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Investing in Real Estate	Corresponding Acquiring Fund’s Fundamental Restriction- Investing in Real Estate
Each Oppenheimer Fund	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Investing in Physical Commodities	Corresponding Acquiring Fund’s Fundamental Restriction- Investing in Physical Commodities
Each Oppenheimer Fund	The Fund cannot invest in real estate or commodities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the	The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with

C-6

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Investing in Physical Commodities	Corresponding Acquiring Fund’s Fundamental Restriction- Investing in Physical Commodities
	Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	authority over the Fund.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Issuing Senior Securities	Corresponding Acquiring Fund’s Fundamental Restriction- Issuing Senior Securities
Each Oppenheimer Fund	The Fund cannot issue “senior securities,” except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.	The Fund may not [borrow money or] issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Diversification	Corresponding Acquiring Fund’s Fundamental Restriction- Diversification
Each Oppenheimer Fund, except Oppenheimer Emerging Markets Local Debt Fund, Oppenheimer International Bond Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP & Energy Infrastructure Fund and Oppenheimer SteelPath Panoramic Fund which are classified as “non-diversified” funds.	The Fund is classified as a “diversified” fund under the Investment Company Act. Currently, under the Investment Company Act a “diversified” fund is one with at least 75% of the value of its total assets represented by: (i) cash and cash items (including receivables), (ii) securities issued by the U.S. government or any of its agencies or instrumentalities, (iii) securities of other investment companies, and (iv) other securities that, for any one issuer, are limited in respect to an amount not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer. A change to a non-diversified status would require shareholder approval.	The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

C-7

Oppenheimer Fund	Oppenheimer Fund’s Fundamental Restriction- Investing in Other Investment Companies	Corresponding Acquiring Fund’s Fundamental Restriction- Investing in Other Investment Companies
Each Oppenheimer Fund, except for Oppenheimer Master Event-Linked Bond Fund LLC, Oppenheimer Master Inflation Protected Securities Fund LLC, and Oppenheimer Master Loan Fund LLC:	The Funds do not have a similar policy.	The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

For Oppenheimer Master Event-Linked Bond Fund LLC, Oppenheimer Master Inflation Protected Securities Fund LLC, and Oppenheimer Master Loan Fund LLC:	The Funds do not have a similar policy.	The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

C-8

EXHIBIT D

OPPENHEIMER FUNDS’ CUSTODIANS

JPMorgan Chase Bank

Oppenheimer Capital Income Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Unconstrained Bond Fund

Oppenheimer Intermediate Income Fund

Oppenheimer International Bond Fund

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Preferred Securities and Income Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Oppenheimer Total Return Bond Fund

Citibank, N.A.

Oppenheimer Government Cash Reserves

Oppenheimer Limited-Term Government Fund

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Ultra-Short Duration Fund

UMB Bank, n.a.

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

The Deutsche Bank Trust Company Americas

Oppenheimer Master Loan Fund, LLC

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Brown Brothers Harriman & Co.

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Fund®

D-1

EXHIBIT E

FORMS OF AGREEMENTS AND PLANS OF REORGANIZATION

The Forms of Agreements and Plans of Reorganization have been included to provide shareholders with information regarding their terms. They are not intended to provide any other factual information about the Oppenheimer Funds or the Acquiring Fund. Accordingly, shareholders should not rely on the representations and warranties in the Agreements and Plans of Reorganization as characterizations of the actual state of facts at the time they were made or otherwise. In addition, the Agreements and Plans of Reorganization may be revised from that shown here prior to its execution, and may be amended after its execution.

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this          day of             , 201     by and among: (i) each of the Oppenheimer open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”), separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); and (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). OFI Global Asset Management, Inc. (“OFI Global”), OFI SteelPath, Inc. (“OFI SteelPath”) and Invesco Advisers, Inc. (“IAI”) join this Agreement solely for purposes of Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). Any liabilities arising from the termination by the Target Fund of contracts pursuant to Section 4.1(h) of this Agreement shall also be Excluded Liabilities and shall be borne by IAI, OFI Global and OFI SteelPath in accordance with Section 10.2 of this Agreement. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide IAI and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, IAI, on behalf of the Acquiring Fund, will advise OFI Global, OFI SteelPath and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, if in the Target Fund’s discretion to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, attempt to dispose of such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) OFI Global, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Closing Time. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Agreement and Plan of Merger (the “Transaction Agreement”) dated as of October 17, 2018, by and among Invesco Ltd., a Bermuda exempted company, Gem Acquisition Corp., a Delaware corporation, Gem Acquisition Two Corp., a Delaware corporation, MM Asset Management Holding LLC, a Delaware limited liability company, and Oppenheimer Acquisition Corp., a Delaware corporation, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. With respect to each Reorganization, the applicable Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. If the Target Fund is a separate person or entity from the Target Entity, the Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Fund is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date. All significant deficiencies in the design or operation of internal control over financial reporting of the Target Funds that occurred during the five (5) years prior to the date of this Agreement have been disclosed in writing to the Acquiring Entity;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge: no such Tax Return is currently under audit by and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund, with the exception of Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund and Oppenheimer SteelPath MLP Select 40 Fund (the Oppenheimer SteelPath MLP Alpha Fund, the Oppenheimer SteelPath MLP Alpha Plus Fund, the Oppenheimer SteelPath MLP Income Fund and the Oppenheimer SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Target Fund”): (i) is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund, with the exception of the C Corporation Target Fund and with the exception of the Oppenheimer Emerging Markets Local Debt Fund solely for its fiscal year ended May 31, 2014, has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund, with the exception of the C Corporation Target Fund, has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund, with the exception of the C Corporation Target Fund, has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for, to the knowledge of the Target Fund, any period ended on or before the Closing Date. The Target Fund, to its knowledge, with the exception of the C Corporation Target Fund, has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. If the Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. No variable contract holder is or will be taxable on the income and gains of a Target Fund that serves as a funding vehicle for variable contracts (life insurance or annuity) pursuant to the investor control doctrine solely as a result of the manner in which such Target Fund has been managed and its business has been conducted. With respect to any wholly owned subsidiary of the Target Fund organized outside the United States, if any, such subsidiary: (i) is classified as an association that is subject to Tax as a corporation for U.S. federal Tax purposes and (ii) is not, for each taxable year since inception that has ended prior to the Closing Date, and will not be for the period beginning on the first day of its current taxable year and ending on the Closing Date, engaged in a trade or business within the United States. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder. Since its inception, the Target Fund, if it is one of

Oppenheimer Municipal Fund, Oppenheimer Rochester New Jersey Municipal Fund, Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester AMT-Free Municipal Fund, Oppenheimer Rochester AMT-Free New York Municipal Fund, Oppenheimer Rochester California Municipal Fund, Oppenheimer Rochester Fund Municipals, Oppenheimer Rochester High Yield Municipal Fund, Oppenheimer Intermediate Term Municipal Fund, Oppenheimer Rochester Short Duration High Yield Municipal Fund, Oppenheimer Rochester Limited Term California Municipal Fund, Oppenheimer Rochester Limited Term New York Municipal Fund and Oppenheimer Short Term Municipal Fund, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) [Reserved.];

(q) The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns except as disclosed on Schedule 4.1(q) with respect to certain state Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes);

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for any automatic conversion right of holders of Class C shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s prospectus and statement of additional information and Governing Documents;

(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses; and

(z) The C Corporation Target Fund is, will be as of the Closing Date, and has been, for all taxable years since its inception, classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes. The C Corporation Target Fund has not, at any time since its inception, elected to be a regulated investment company under Subchapter M of the Code. The C Corporation Target Fund has not been a party to a transaction intended to qualify under Section 355 of the Code or under so much of Section 356 of the Code as it relates to Section 355 of the Code.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to IAI or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (or will be as of the Closing Date) a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal Tax purposes, (iii) has not filed any income tax return, and intends, with the exception of the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund (the Invesco SteelPath MLP Alpha Fund, the Invesco SteelPath MLP Alpha Plus Fund, the Invesco SteelPath MLP Income Fund and the Invesco SteelPath MLP Select 40 Fund are each referred to herein as a “C Corporation Acquiring Fund”), to continue to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is (or will be as of the Closing Date), with the exception of the C Corporation Acquiring Fund, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund, with the exception of the C Corporation Acquiring Fund, has no and will have no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates;

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

(o) The C Corporation Acquiring Fund intends to qualify to be classified as an association that is subject to Tax as a corporation for federal, state and local Tax purposes for its taxable year which includes the Closing Date and will be so classified as of the Closing Date.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) For federal income tax purposes, the fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Assets or the Excluded Liabilities).

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, IAI may request in writing that OFI Global and/or OFI SteelPath use commercially reasonable efforts, subject to OFI Global’s and/or OFI SteelPath’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. OFI Global and OFI SteelPath agree that they will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to

take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein.    In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e) The Target Entity will cooperate or will cause its agents to cooperate with the Target Transfer Agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”); and (iii) with respect to the C Corporation Target Fund (for the last six (6) completed tax years and the current tax year of the C Corporation Target Fund that includes the Closing Date): (A) the daily, semi-annual and annual tax accrual workpapers and (B) effective tax rate calculations (collectively, the “Tax Accrual Workpapers and Tax Rate Calculations”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date. The Tax Accrual Workpapers and Tax Rate Calculations shall be provided at least thirty (30) days prior to the Closing Date, provided, however, the daily tax accrual workpapers shall be provided the day prior to the Closing Date.

(g) The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) [Reserved.]

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(p) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

(q) The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, OFI Global and OFI SteelPath is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, (iv) the ASC 740-10 Workpapers, and (v) the Tax Accrual Workpapers and Tax Rate Calculations. The information to be provided under (ii), (iv) and (v) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d) The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been notified by the Acquiring Fund (with such notice being delivered with sufficient time to permit the Target Fund to comply with this Section 7.1(g)) that the opinion delivered pursuant to Section 8.6 will not state that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code and the Target Fund and the Acquiring Fund do not otherwise determine that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund (other than the C corporation Target Fund) shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(h) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(i) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(j) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(k) The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

8.7. All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	AGREEMENTS RELATING TO DEFERRED COMPENSATION

9.1. Each Acquiring Fund shall assume all liabilities of the corresponding Target Fund for payment of compensation deferred under the Oppenheimer Funds Compensation Deferral Plan (the “Deferred Compensation Plan”) and the Acquiring Entities shall continue to maintain the Deferred Compensation Plan until all such liabilities are satisfied in accordance with the terms of the Deferred Compensation Plan.

9.2. Following the Closing Date, the Acquiring Entities shall amend the Deferred Compensation Plan to provide for the cessation of compensation deferrals at the end of the year in which the Closing Date occurs.

9.3. Each Acquiring Entity and the corresponding Target Entity agree that each trustee of a Target Fund that becomes a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as not having a Separation from Service (as defined in the Deferred Compensation Plan) with regard to the Acquiring Fund or the Target Entity in connection with the Reorganizations.

9.4. Each trustee of a Target Fund that does not become a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as having a Separation from Service (as defined in the Deferred Compensation Plan) with respect to the Target Entity in connection with the Reorganizations and shall receive payment of compensation deferred under the Deferred Compensation Plan to the extent and in the manner provided in the Deferred Compensation Plan.

10.	BROKERAGE FEES AND EXPENSES

10.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2. IAI, OFI Global and OFI SteelPath will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions; transfer fees, taxes and stamps; exchange fees; and securities registration fees).

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to a Reorganization, the applicable Target Entity, out of the assets of the Target Fund as limited by Section 17.5 of this Agreement, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Except as described in Section 10.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before                 , 201    ; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 10.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

15.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For each Target Entity:

Fax:
Attn:
Email:

With a copy to:

Fax:
Attn:
Email:

For OFI Global Asset Management, Inc.:

Fax:
Attn:
Email:

With a copy to:

Fax:
Attn:
Email:

For OFI SteelPath, Inc.:

Fax:
Attn:
Email:

with a copy to:

Fax:
Attn:
Email:

For each Acquiring Entity:

11 Greenway Plaza, Suite 1000
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:

Invesco Ltd. 1555 Peachtree Street NE Atlanta, Georgia 30309
Attn:

Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Fax: (215) 564-8120 Attn: Bruce G. Leto

For Invesco Advisers, Inc.:

11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173
Attn: Jeffrey H. Kupor

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5. Each Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of a Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund. Notwithstanding Section 15 of this Agreement, this Section 17.5 may not be amended;

17.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 10.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

18.	PUBLICITY/CONFIDENTIALITY

18.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

18.2. The Target Entity, Acquiring Entity, OFI Global, OFI SteelPath and IAI (for purposes of this Section 18, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

18.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Counselor Series Trust (Invesco Counselor Series Trust), on behalf of its series identified on Exhibit A hereto		AIM Equity Funds (Invesco Equity Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Growth Series (Invesco Growth Series), on behalf of its series identified on Exhibit A hereto		AIM International Mutual Funds (Invesco International Mutual Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Investment Funds (Invesco Investment Funds), on behalf of its series identified on Exhibit A hereto		AIM Investment Securities Funds (Invesco Investment Securities Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Sector Funds (Invesco Sector Funds), on behalf of its series identified on Exhibit A hereto		AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), on behalf of its series identified on Exhibit A hereto		Short-Term Investments Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

OFI Funds Trust, on behalf of its series identified on Exhibit A hereto		OFI SteelPath Series Trust, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Integrity Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Main Street Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Multi-State Municipal Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Portfolio Series, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Quest for Value Funds, on behalf of its series identified on Exhibit A hereto		Oppenheimer Series Fund, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer SteelPath MLP Funds Trust, on behalf of its series identified on Exhibit A hereto		Oppenheimer Variable Account Funds, on behalf of its series identified on Exhibit A hereto

By:		By:
	Name:		Name:
	Title:		Title:

Rochester Portfolio Series, on behalf of its series identified on Exhibit A hereto		Oppenheimer Capital Appreciation Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Capital Income Fund		Oppenheimer Developing Markets Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Discovery Fund		Oppenheimer Discovery Mid Cap Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Dividend Opportunity Fund		Oppenheimer Emerging Markets Innovators Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Emerging Markets Local Debt Fund		Oppenheimer Equity Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Focus Fund		Oppenheimer Global Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global High Yield Fund		Oppenheimer Global Multi-Asset Growth Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Multi-Asset Income Fund		Oppenheimer Global Opportunities Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Global Strategic Income Fund		Oppenheimer Gold & Special Minerals Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Government Cash Reserves		Oppenheimer Government Money Market Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Institutional Government Money Market Fund		Oppenheimer Intermediate Income Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Intermediate Term Municipal Fund		Oppenheimer International Bond Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Diversified Fund		Oppenheimer International Equity Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer International Growth Fund		Oppenheimer International Small-Mid Company Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Limited-Term Bond Fund		Oppenheimer Limited-Term Government Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Macquarie Global Infrastructure Fund		Oppenheimer Main Street All Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Main Street Mid Cap Fund®		Oppenheimer Main Street Small Cap Fund®

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Municipal Fund		Oppenheimer Real Estate Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rising Dividends Fund		Oppenheimer Rochester AMT-Free Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester AMT-Free New York Municipal Fund		Oppenheimer Rochester California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester Fund Municipals		Oppenheimer Rochester Limited Term California Municipal Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Rochester Short Duration High Yield Municipal Fund

By:
Name:
Title:

Oppenheimer Senior Floating Rate Fund		Oppenheimer Senior Floating Rate Plus Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer Short Term Municipal Fund		Oppenheimer Small Cap Value Fund

By:		By:
	Name:		Name:
	Title:		Title:

Oppenheimer SteelPath Panoramic Fund		Oppenheimer Ultra-Short Duration Fund

By:		By:
	Name:		Name:
	Title:		Title:

Invesco Advisers, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:
Name:
Title:

OFI Global Asset Management, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18		OFI SteelPath, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:		By:
	Name:		Name:
	Title:		Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity (and share classes)	Corresponding Target Fund and Target Entity (and share classes)
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Oppenheimer Capital Appreciation Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Capital Appreciation Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Discovery Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Equity Income Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Equity Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Real Estate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Real Estate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Rochester Short Duration High Yield Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Senior Floating Rate Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Senior Floating Rate Plus Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Senior Floating Rate Plus Fund
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Short Term Municipal Fund, a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Oppenheimer Short Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Equity Funds (Invesco Equity Funds)
Invesco Oppenheimer Dividend Opportunity Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Dividend Opportunity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street All Cap Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street All Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Main Street Fund®, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Main Street Fund®, a series of Oppenheimer Main Street Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Rising Dividends Fund, a series of AIM Equity Funds (Invesco Equity Funds)	Oppenheimer Rising Dividends Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Growth Series (Invesco Growth Series)
Invesco Oppenheimer International Diversified Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer International Diversified Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Mid Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Mid Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Main Street Small Cap Fund®, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Main Street Small Cap Fund®
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Mid Cap Value Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Portfolio Series: Active Allocation Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Growth Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Growth Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, a series of AIM Growth Series (Invesco Growth Series)	Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Oppenheimer Global Focus Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Focus Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Growth Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Multi-Asset Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Opportunities Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer Global Opportunities Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Equity Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Equity Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Growth Fund, a series of AIM International Mutual	Oppenheimer International Growth Fund

Funds (Invesco International
Mutual Funds)
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Small-Mid Company Fund, a series of AIM International Mutual Funds (Invesco International Mutual Funds)	Oppenheimer International Small-Mid Company Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Investment Funds (Invesco Investment Funds)
Invesco Oppenheimer Capital Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Capital Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Developing Markets Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Developing Markets Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Discovery Mid Cap Growth Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Discovery Mid Cap Growth Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Emerging Markets Innovators Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Innovators Fund
Class A	Class A

Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Emerging Markets Local Debt Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Emerging Markets Local Debt Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Fundamental Alternatives Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Allocation Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Allocation Fund a series of Oppenheimer Quest for Value Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Multi-Asset Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Multi-Asset Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Global Strategic Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Strategic Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y

Class R6	Class I

Invesco Oppenheimer Global Unconstrained Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Global Unconstrained Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer International Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer International Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Macquarie Global Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Macquarie Global Infrastructure Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Preferred Securities and Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Preferred Securities and Income Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of OFI SteelPath Series Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Alpha Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A

Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Alpha Plus Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Alpha Plus Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Income Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Income Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer SteelPath MLP Select 40 Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath MLP Select 40 Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A	Class A
Class C	Class C
Class Y	Class Y and Class W
Class R6	Class I

Invesco Oppenheimer SteelPath Panoramic Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer SteelPath Panoramic Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Total Return Bond Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Oppenheimer Total Return Bond Fund, a series of Oppenheimer Integrity Funds
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Oppenheimer Global High Yield Fund, a series of AIM Investment Securities	Oppenheimer Global High Yield Fund

Funds (Invesco Investment Securities Funds)
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Government Cash Reserves Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Cash Reserves
Class A	Class A
Class C	Class C
Class R	Class R

Invesco Oppenheimer Government Money Market Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Government Money Market Fund
Class Y	Class A
Class Y	Class Y

Invesco Oppenheimer Intermediate Income Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Intermediate Income Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Government Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Government Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Limited-Term Bond Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Limited-Term Bond Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Ultra-Short Duration Fund, a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Oppenheimer Ultra-Short Duration Fund
Class A	Class A
Class Y	Class Y
Class R6	Class I

AIM Sector Funds (Invesco Sector Funds)
Invesco OFI Pictet Global Environmental Solutions Fund, a series of AIM Sector Funds (Invesco Sector Funds)	OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Gold & Special Minerals Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Gold & Special Minerals Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Small Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Small Cap Value Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

Invesco Oppenheimer Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Oppenheimer Value Fund, a series of Oppenheimer Series Fund
Class A	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Class R6	Class I

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Oppenheimer Intermediate Term Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Intermediate Term Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester AMT-Free New York Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Limited Term California Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term California Municipal Fund
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester® Portfolio Series
Class A	Class A

Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Municipals Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Fund Municipals
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester New Jersey Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust
Class A	Class A
Class C	Class C
Class Y	Class Y

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Conservative Balanced Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Conservative Balanced Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Discovery Mid Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Fund, a series of AIM Variable Insurance Funds	Oppenheimer Global Fund/VA, a series of Oppenheimer Variable Account Funds

(Invesco Variable Insurance Funds)
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Multi-Alternatives Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Multi-Alternatives Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Global Strategic Income Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Global Strategic Income Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Government Money Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Government Money Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service

Invesco Oppenheimer V.I. International Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer International Growth Fund/VA a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Main Street Small Cap Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service
Series II	Service

Invesco Oppenheimer V.I. Total Return Bond Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Oppenheimer Total Return Bond Fund/VA, a series of Oppenheimer Variable Account Funds
Series I	Non-Service

Series II	Service

Short-Term Investments Trust
Invesco Oppenheimer Institutional Government Money Market Fund, a series of Short-Term Investments Trust	Oppenheimer Institutional Government Money Market Fund
Institutional	Class E
Institutional	Class L
Private Investment Class	Class P

Schedule 1.2(b)

Excluded Assets

[Which may be modified until Closing]

Schedule 1.2(c)

Excluded Liabilities

[Which may be modified until Closing]

Schedule 4.1(h)

Assigned Contracts

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

Schedule 4.1(q)

Target Fund consolidated, combined or unitary state Tax Returns

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date[2]

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the

[1]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]

For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

Target Fund for purposes of applying applicable limitations on the use of such items under the Code All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records related to testing the qualification of the Target Fund, excluding the C Corporation Target Fund, as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this      day of             , 201     by and among: (i) each of the Oppenheimer open-end registered investment companies organized as Delaware limited liability companies identified as a Target Fund on Exhibit A hereto (each a “Target Fund”), separately; and (ii) each of the Invesco open-end registered investment companies organized as Delaware statutory trusts identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”). OFI Global Asset Management, Inc. (“OFI Global”) and Invesco Advisers, Inc. (“IAI”) join this Agreement solely for purposes of Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for shares of the corresponding Acquiring Fund of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities (each as defined in Section 1.2) of the Target Fund; and

WHEREAS, each Target Fund and each Acquiring Entity is an open-end, registered investment company of the management type.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.    It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.    Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, each Target Fund and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)    The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)    The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”), but excluding any assets set forth in Schedule 1.2(b) (collectively, “Excluded Assets”). For the avoidance of doubt, any Excluded Assets shall remain the property of the Target Fund and Acquiring Fund shall have no rights thereunder.

(c)    The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Fund mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Fund at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). Any liabilities arising from the termination by the Target Fund of contracts pursuant to Section 4.1(h) of this Agreement shall also be Excluded Liabilities and shall be borne by IAI and OFI Global in accordance with Section 10.2 of this Agreement. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)    As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e)    Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)    Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide IAI and the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, IAI, on behalf of the Acquiring Fund, will advise OFI Global and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and, if in the Target Fund’s discretion to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, attempt to dispose of such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Fund’s board of directors or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “partnership” under the Internal Revenue Code of 1986, as amended (the “Code”), or would otherwise not be in the best interests of the Target Fund.

(g)    OFI Global, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h)    Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i)    Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.    With respect to each Reorganization:

(a)    The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus and statement of additional information for the Target Fund and the valuation procedures established by the Target Fund’s board of directors. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)    The net asset value per share of the class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding Target Fund as of the close of business on the Closing Date.

(c)    The number of shares of the class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)    All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Fund or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1.    Each Reorganization shall close on the date of the closing of the transactions contemplated by that certain Agreement and Plan of Merger (the “Transaction Agreement”) dated as of October 17, 2018, by and among Invesco Ltd., a Bermuda exempted company, Gem Acquisition Corp., a Delaware corporation, Gem Acquisition Two Corp., a Delaware corporation, MM Asset Management Holding LLC, a Delaware limited liability company, and Oppenheimer Acquisition Corp., a Delaware corporation, or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.    With respect to each Reorganization:

(a)    The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Custodian”) transfer and deliver them from the account of the Target Fund (the “Target Account”) to an account of the Acquiring Fund at the Custodian (the “Acquiring Account”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Custodian to transfer and deliver to the Acquiring Account as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Account to the Acquiring Account by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b)    The Target Fund shall direct the Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c)    At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, the percentage of the Target Fund owned by each Target Fund Shareholder, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)    The Target Fund shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)    In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the board of directors of the Target Fund, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1.    With respect to each Reorganization, the applicable Target Fund represents and warrants to the corresponding Acquiring Entity and Acquiring Fund as follows:

(a)    The Target Fund is a limited liability company organized under the laws of the State of Delaware, validly existing and in good standing and with power under the Target Fund’s governing documents (including limited liability company agreement and bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b)    The Target Fund is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registration is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the

Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c)    No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the Securities Act of 1933, as amended (“1933 Act”), the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d)    Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)    The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, (i) the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances not disclosed and reflected in the value thereof, and (ii) upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to only those restrictions on the full transfer thereof when held by the Acquiring Fund as when they were held by the Target Fund (including, without limitation, such restrictions as might arise under the 1933 Act), free of adverse claims not otherwise disclosed and reflected in the value thereof (including, without limitation, assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets);

(g)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Fund’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound;

(h)    Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i)    Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund, without any special investigation or inquiry, knows of no facts that might form the basis for the institution of such proceedings and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)    The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date. All significant deficiencies in the design or operation of internal control over financial reporting of the Target Funds that occurred during the five (5) years prior to the date of this Agreement have been disclosed in writing to the Acquiring Entity;

(k)    Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)    On the Closing Date, all federal and other material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge: no such Tax Return is currently under audit by and no such audit has been threatened by any federal, state, local or foreign Tax authority; no assessment has been asserted or proposed with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund has properly withheld and timely paid to the appropriate governmental authority all material Taxes required to have been withheld and paid in connection with amounts due or owing to any party and has complied in all material respects with all Tax information reporting provisions of all applicable Laws. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m)    The Target Fund: (i) is not (and will not be as of the Closing Date) classified as an association taxable as a corporation or as a publicly traded partnership as that term is defined in Section 7704 of the Code, and instead is, and has been since its inception, and will be as of the Closing Date taxed as a partnership for Tax purposes and (ii) has not elected to be a regulated investment company under Subchapter M of the Code.

(n)    Unless otherwise disclosed in writing to the Acquiring Fund, the Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of a Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o)    The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date (including as a result of the transactions contemplated in this Agreement); (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p)    [Reserved.];

(q)    The Target Fund has no actual or potential material liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the primary purpose of which do not relate to Taxes);

(r)    All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(s)    The Target Fund has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of directors of the Target Fund and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t)    The information relating to the Target Fund furnished by the Target Fund for use in registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u)    As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-

14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(v)    The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w)    The Target Fund and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Fund, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid; and

(x)    The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.    Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the corresponding Target Fund as follows:

(a)    The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)    No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d)    The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)    The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)    Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)    The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except nominal shares issued in a private placement to IAI or its affiliate to secure any required initial shareholder approvals;

(h)    As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i)    The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as an association taxable as a corporation or as a publicly traded partnership as that term is defined in Section 7704 of the Code, and instead intends to be, on the Closing Date, subject to Tax as a partnership for Tax purposes;

(j)    The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k)    The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l)    The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by IAI or its affiliates; and

(m)    As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3.    With respect to each Reorganization, the Target Fund and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)    The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b)    The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject; and

(c)    Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization (for the avoidance of doubt, not including the Excluded Assets or the Excluded Liabilities).

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET FUND

5.1.    With respect to each Reorganization:

(a)    The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, IAI may request in writing that OFI Global use commercially reasonable efforts, subject to OFI Global’s fiduciary duty, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three (3) days prior to the Closing Date. OFI Global agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)    The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to instruct its transfer agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(c)    The Target Fund will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Fund’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 180 days or such longer period as is mutually agreed upon by the parties.

(d)     The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund’s shareholders in accordance with the terms of this Agreement.

(e)    The Target Fund will cooperate or will cause its agents to cooperate with the Target Transfer Agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

(f)    The Target Fund will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(f), certified by the Treasurer of the Target Fund, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”) and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g)    The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Fund.

(h)    Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j)    The Acquiring Fund and the Target Fund shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k)    The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l)    The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m)    The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n)    [Reserved.]

(o)    It is the intention of the parties that each Reorganization be treated as a partnership-to-partnership conversion that is subject to the principles of Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment.

(p)    At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.    With respect to each Reorganization, the obligations of the Target Fund to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Fund’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c)    The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d)    The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of the class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f)    The Target Fund shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g)    The Target Fund shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i)    The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and each has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii)    The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)    The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Fund and OFI Global is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv)    The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v)    The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1.    With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)    The Target Fund shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Fund, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c)    The Target Fund shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d)    The Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e)    The Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Fund, on or before the Closing Time;

(f)    The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of the class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g)    The Target Fund shall have duly executed and delivered to the Acquiring Entity such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h)    The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i)    As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j)    The Acquiring Entity shall have received on the Closing Date an opinion of counsel to each Target Fund (which may rely on certificates of officers or directors of the Target Fund), covering the following points:

(i)    The Target Fund is a limited liability company, duly organized, validly existing and in good standing under the laws of the State of Delaware, and has the power under its Governing Documents to own all of Target Fund’s properties and assets, and to conduct its business, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii)    The Target Fund is a registered investment company classified as a management company of the open-end type under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii)    The Agreement has been duly authorized by the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Fund, enforceable against the Target Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv)    The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Fund’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Fund, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.    The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Fund’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.    The Agreement and transactions contemplated herein shall have been approved by the board of directors of the Target Fund and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3.    On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Fund’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4.    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.    The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6.    The Target Fund and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Fund and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Fund, the Acquiring Entity and others, and the officers of the Target Fund and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Fund may waive the conditions set forth in this paragraph 8.6;

8.7.    All of the transactions contemplated by the Transaction Agreement have been consummated.

9.	AGREEMENTS RELATING TO DEFERRED COMPENSATION

9.1.    Each Acquiring Fund shall assume all liabilities of the corresponding Target Fund for payment of compensation deferred under the Oppenheimer Funds Compensation Deferral Plan (the “Deferred Compensation Plan”) and the Acquiring Entities shall continue to maintain the Deferred Compensation Plan until all such liabilities are satisfied in accordance with the terms of the Deferred Compensation Plan.

9.2.    Following the Closing Date, the Acquiring Entities shall amend the Deferred Compensation Plan to provide for the cessation of compensation deferrals at the end of the year in which the Closing Date occurs.

9.3.    Each Acquiring Entity and the corresponding Target Fund agree that each director of a Target Fund that becomes a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as not having a Separation from Service (as defined in the Deferred Compensation Plan) with regard to the Acquiring Fund or the Target Fund in connection with the Reorganizations.

9.4.    Each director of a Target Fund that does not become a trustee of the corresponding Acquiring Fund on or immediately following the Closing Date shall be treated for purposes of the Deferred Compensation Plan as having a Separation from Service (as defined in the Deferred Compensation Plan) with respect to the Target Fund in connection with the Reorganizations and shall receive payment of compensation deferred under the Deferred Compensation Plan to the extent and in the manner provided in the Deferred Compensation Plan.

10.	BROKERAGE FEES AND EXPENSES

10.1.    The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.    IAI and OFI Global will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Fund and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Fund is a party (including any penalties payable in connection with such termination), organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions; transfer fees, taxes and stamps; exchange fees; and securities registration fees).

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Fund and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Fund shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1.    With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Fund and each of the Target Fund’s officers and directors from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Fund or any of its directors or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2.    With respect to a Reorganization, the applicable Target Fund, out of the assets of the Target Fund, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1.    Except as described in Section 10.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2.    The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

14.	TERMINATION

In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Fund if the Closing shall not have occurred on or before                 , 201    ; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Fund; or (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 10.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive. Further, this Agreement shall automatically terminate upon the termination of the Transaction Agreement.

15.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For each Target Fund:

Fax:

Attn:

Email:

With a copy to:

Fax:

Attn:

Email:

For OFI Global Asset Management, Inc.:

Fax:

Attn:

Email:

With a copy to:

Fax:

Attn:

Email:

For each Acquiring Entity:

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Fax: 713-993-9185

Attn: General Counsel

with a copy to:

Invesco Ltd.

1555 Peachtree Street NE

Atlanta, Georgia 30309

Attn:

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8120

Attn: Bruce G. Leto

For Invesco Advisers, Inc.:

11 Greenway Plaza, Suite 1000

Houston, TX 77046-1173

Attn: Jeffrey H. Kupor

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1.    The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2.    This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

17.3.    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4.    This agreement may be executed in any number of counterparts, each of which shall be considered an original.

17.5.    [Reserved.]

17.6.    It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 10.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Fund or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

18.	PUBLICITY/CONFIDENTIALITY

18.1.    The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

18.2.    The Target Fund, Acquiring Entity, OFI Global and IAI (for purposes of this Section 18, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated and the conduct of the business of the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

18.3.    In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Counselor Series Trust (Invesco Counselor Series Trust), on behalf of its series identified on Exhibit A hereto	AIM Growth Series (Invesco Growth Series), on behalf of its series identified on Exhibit A hereto

By:	By:
Name:	Name:
Title:	Title:

Oppenheimer Master Event-Linked Bond Fund, LLC	Oppenheimer Master Inflation Protected Securities Fund, LLC

By:	By:
Name:	Name:
Title:	Title:

Oppenheimer Master Loan Fund, LLC

By:
Name:
Title:

Invesco Advisers, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:
Name:
Title:

OFI Global Asset Management, Inc., solely with respect to Sections 1.2(c), 1.2(f), 5.1(a), 10, 14, 15, 17.1, 17.2, 17.3, 17.6 and 18

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund and Acquiring Entity (and share class)	Corresponding Target Fund

Invesco (Oppenheimer) Master Event-Linked Bond Fund, a series of Invesco Growth Series (R6)	Oppenheimer Master Event-Linked Bond Fund, LLC

Invesco (Oppenheimer) Master Inflation Protected Securities Fund, a series of Invesco Growth Series (R6)	Oppenheimer Master Inflation Protected Securities Fund, LLC

Invesco (Oppenheimer) Master Loan Fund, a series of Invesco Counselor Series Trust (R6)	Oppenheimer Master Loan Fund, LLC

Schedule 1.2(b)

Excluded Assets

[Which may be modified until Closing]

Schedule 1.2(c)

Excluded Liabilities

[Which may be modified until Closing]

Schedule 4.1(h)

Assigned Contracts

Schedule 4.1(i)

Target Fund Litigation, Administrative Proceedings and Investigations

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

Schedule 5.1(f)

Acquiring Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for

[1]	For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.

Tax periods ending on or after the Closing Date[2] All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

[2]

For the avoidance of doubt, such Tax books and records shall include, but not be limited to, the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i)    Because the Target Fund will not be terminated under Section 708 of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(ii)    Because the Target Fund will not be terminated under Section 708 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(iii)    Because the Target Fund will not be terminated under Section 708 of the Code, no gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation of the Target Fund pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(iv)    Because the Target Fund will not be terminated under Section 708 of the Code, the tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(v)    Because the business of the Target Fund will continue after the Reorganization, the holding periods of the Assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such Assets were held by the Target Fund pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(vi)    Except as provided herein, pursuant to Section 721 of the Code, no gain or loss will be recognized by the Target Fund Shareholders under Section 741 or Section 1001 of the Code as a result of the Reorganization pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(vii)    If, as a result of the Reorganization, there is no change in the Target Fund Shareholders’ liabilities under Section 1.752-1(e) of the Income Tax Regulations, there will be no change to the adjusted basis of any Target Fund Shareholder’s interest in the Acquiring Fund pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

(viii)    Pursuant to Section 1223(1) of the Code, there will be no change to the holding period of any Target Fund Shareholder’s total interest in the Acquiring Fund.

(ix)    A Target Fund Shareholder’s capital account in the Acquiring Fund will be the same as such Target Fund Shareholder’s capital account in the Target Fund pursuant to Revenue Ruling 84-52, 1984-1 CB 157, as amplified by Revenue Ruling 95-37, 1995-1 CB 130.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.

EXHIBIT F

FINANCIAL HIGHLIGHTS

These financial highlight tables are intended to help you understand the Oppenheimer Funds’ financial performance for the past five fiscal years and are included in the Oppenheimer Funds’ prospectuses which are each incorporated herein by reference. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for certain Oppenheimer Funds or the most recent 12-month annual reporting period for the Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (“OFI SteelPath Funds”). The information for the most semi-annual reporting period is unaudited, but the most recent 12-month reporting period for the OFI SteelPath Fund is audited.

Oppenheimer Funds with the fiscal year ends listed below have included updated financial highlights information for the period listed below:

Fiscal Year End of Oppenheimer Fund	Financial Highlights Updated to the Below Listed period
January 31 Oppenheimer Master Inflation Protected Securities Fund, LLC	July 31, 2018

April 30 Oppenheimer Main Street Small Cap Fund®	October 31, 2018

May 31 Oppenheimer Emerging Markets Local Debt Fund Oppenheimer Global High Yield Fund	November 30, 2018

November 30 Oppenheimer SteelPath MLP Alpha Fund Oppenheimer SteelPath MLP Alpha Plus Fund Oppenheimer SteelPath MLP Income Fund Oppenheimer SteelPath MLP Select 40 Fund	November 30, 2018

December 31 Oppenheimer Global Unconstrained Bond Fund Oppenheimer Total Return Bond Fund Oppenheimer Preferred Securities and Income Fund	June 30, 2018

F-1

OPPENHEIMER MASTER INFLATION PROTECTED SECURITIES LLC

Six Months Ended July 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$12.07

Income (loss) from investment operations:
Net investment income[1]	0.23
Net realized and unrealized gain (loss)	(0.22)

Total from investment operations	0.01
Net asset value, end of period	$12.08

Total Return, at Net Asset Value[2]	0.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,831

Average net assets (in thousands)	$163,436

Ratios to average net assets:[3]
Net investment income	3.90%
Total expenses[4]	0.46%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.46%[5]

Portfolio turnover rate	3%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Total expenses including indirect expenses from affiliated fund fees and expenses were 0.46%
5.	Waiver was less than 0.005%.

F-2

OPPENHEIMER MAIN STREET SMALL CAP FUND®

	Class A Shares Six Months Ended October 31, 2018 (Unaudited)	Class C Shares Six Months Ended October 31, 2018 (Unaudited)	Class I Shares Six Months Ended October 31, 2018 (Unaudited)	Class R Shares Six Months Ended October 31, 2018 (Unaudited)	Class Y Shares Six Months Ended October 31, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$15.09	$14.62	$15.19	$14.95	$15.16

Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	(0.07)	0.03	(0.03)	0.01
Net realized and unrealized gain (loss)	0.11	0.11	0.10	0.11	0.12

Total from investment operations	0.10	0.04	0.13	0.08	0.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	0.00	0.00	0.00	0.00
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$15.19	$14.66	$15.32	$15.03	$15.29

Total Return, at Net Asset Value[2]	0.66%	0.27%	0.86%	0.54%	0.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139,242	$44,390	$257,460	$21,327	$195,697

Average net assets (in thousands)	$139,276	$44,561	$275,962	$22,064	$188,025

Ratios to average net assets[3]:
Net investment income (loss)	(0.10)%	(0.86)%	0.31%	(0.36)%	0.17%
Expenses excluding specific expenses listed below	1.17%	1.93%	0.76%	1.43%	0.93%
Interest and fees from borrowings	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]

Total expenses[5]	1.17%	1.93%	0.76%	1.43%	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.17%[6]	1.93%[6]	0.76%[6]	1.43%[6]	0.90%

Portfolio turnover rate	30%	30%	30%	30%	30%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.17%
Class C	1.93%
Class I	0.76%
Class R	1.43%
Class Y	0.93%

6.	Waiver was less than 0.005%.

F-3

OPPENHEIMER EMERGING MARKETS LOCAL DEBT FUND

	Class A Shares Six Months Ended November 30, 2018 (Unaudited)			Class C Shares Six Months Ended November 30, 2018 (Unaudited)			Class I Shares Six Months Ended November 30, 2018 (Unaudited)			Class R Shares Six Months Ended November 30, 2018 (Unaudited)			Class Y Shares Six Months Ended November 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income		(	)		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets[3]:
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%[4]			%[4]			%[4]			%[4]			%[4]

Total expenses[5]			%			%			%			%			%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class I	%
Class R	%
Class Y	%

F-4

OPPENHEIMER GLOBAL HIGH YIELD FUND

	Class A Shares Six Months Ended November 30, 2018 (Unaudited)			Class C Shares Six Months Ended November 30, 2018 (Unaudited)			Class I Shares Six Months Ended November 30, 2018 (Unaudited)			Class R Shares Six Months Ended November 30, 2018 (Unaudited)			Class Y Shares Six Months Ended November 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$			$

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)		(	)

Dividends and/or distributions to shareholders:
Dividends from net investment income		(	)		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$			$

Average net assets (in thousands)	$			$			$			$			$

Ratios to average net assets[3]:
Net investment income			%			%			%			%			%
Expenses excluding specific expenses listed below			%			%			%			%			%
Interest and fees from borrowings			%[4]			%[4]			%[4]			%[4]			%[4]

Total expenses[5]			%			%			%			%			%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses			%			%			%			%			%

Portfolio turnover rate			%			%			%			%			%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	%
Class C	%
Class I	%
Class R	%
Class Y	%

F-5

OPPENHEIMER STEELPATH MLP ALPHA FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class I Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$

Income (loss) from investment operations:
Net investment loss[1]
Return of capital[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)

Distributions to shareholders:
Return of capital		(	)		(	)		(	)		(	)
Income		(	)		(	)		(	)		(	)
Total distributions to shareholders		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$

Average net assets (in thousands)	$			$			$			$

Ratio of Expenses to Average Net Assets:
Before (waivers) and deferred tax expense/(benefit)			%			%			%			%
Expense waivers		(	)%		(	)%		(	)%		(	)%
Net of (waivers) and before deferred tax expense/(benefit)[3]			%			%			%			%
Deferred tax expense/(benefit)[4,5]		(	)%		(	)%		(	)%		(	)%
Total expenses/(benefit)			%			%			%			%

Ratio of Investment Loss to Average Net Assets:
Before (waivers) and deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Expense (waivers)		(	)%[6]		(	)%		(	)%		(	)%
Net of expense (waivers) and before deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Deferred tax benefit[5,7]			%			%			%			%
Net investment loss		(	)%		(	)%		(	)%		(	)%

Portfolio turnover rate			%			%			%			%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

3.	Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be %.
4.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.

F-6

5.

Effective December 1, 2013 the deferred tax expense and deferred tax benefit are allocated based on average net assets. Prior to December 1, 2013 the deferred tax expense and deferred tax benefit were allocated based on specific class expenses.

6.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017.
7.	Deferred tax benefit for the ratio calculation, when applicable, is derived from net investment income/loss only.

Class A	%
Class C	%
Class I	%
Class Y	%

F-7

OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class I Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$

Income (loss) from investment operations:
Net investment loss[1]
Return of capital[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)

Distributions to shareholders:
Return of capital		(	)		(	)		(	)		(	)
Income		(	)		(	)		(	)		(	)
Total distributions to shareholders		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$

Average net assets (in thousands)	$			$			$			$

Ratio of Expenses to Average Net Assets:
Before (waivers) and deferred tax expense/(benefit)			%			%			%			%
Expense waivers		(	)%		(	)%		(	)%		(	)%
Net of (waivers) and before deferred tax expense/(benefit)[3]			%			%			%			%
Deferred tax expense/(benefit)[4,5]		(	)%		(	)%		(	)%		(	)%
Total expenses/(benefit)			%			%			%			%

Ratio of Investment Loss to Average Net Assets:
Before (waivers) and deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Expense (waivers)		(	)%[6]		(	)%		(	)%		(	)%
Net of expense (waivers) and before deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Deferred tax benefit[5,7]			%			%			%			%
Net investment loss		(	)%		(	)%		(	)%		(	)%

Portfolio turnover rate			%			%			%			%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

3.	Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be %.
4.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
5.

Effective December 1, 2013 the deferred tax expense and deferred tax benefit are allocated based on average net assets. Prior to December 1, 2013 the deferred tax expense and deferred tax benefit were allocated based on specific class expenses.

F-8

6.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017.
7.	Deferred tax benefit for the ratio calculation, when applicable, is derived from net investment income/loss only.

Class A	%
Class C	%
Class I	%
Class Y	%

F-9

OPPENHEIMER STEELPATH MLP INCOME FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class I Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$

Income (loss) from investment operations:
Net investment loss[1]
Return of capital[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)

Distributions to shareholders:
Return of capital		(	)		(	)		(	)		(	)
Income		(	)		(	)		(	)		(	)
Total distributions to shareholders		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$

Average net assets (in thousands)	$			$			$			$

Ratio of Expenses to Average Net Assets:
Before (waivers) and deferred tax expense/(benefit)			%			%			%			%
Expense waivers		(	)%		(	)%		(	)%		(	)%
Net of (waivers) and before deferred tax expense/(benefit)[3]			%			%			%			%
Deferred tax expense/(benefit)[4,5]		(	)%		(	)%		(	)%		(	)%
Total expenses/(benefit)			%			%			%			%

Ratio of Investment Loss to Average Net Assets:
Before (waivers) and deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Expense (waivers)		(	)%[6]		(	)%		(	)%		(	)%
Net of expense (waivers) and before deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Deferred tax benefit[5,7]			%			%			%			%
Net investment loss		(	)%		(	)%		(	)%		(	)%

Portfolio turnover rate			%			%			%			%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

3.	Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be %.
4.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
5.

Effective December 1, 2013 the deferred tax expense and deferred tax benefit are allocated based on average net assets. Prior to December 1, 2013 the deferred tax expense and deferred tax benefit were allocated based on specific class expenses.

F-10

6.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017.
7.	Deferred tax benefit for the ratio calculation, when applicable, is derived from net investment income/loss only.

Class A	%
Class C	%
Class I	%
Class Y	%

F-11

OPPENHEIMER STEELPATH MLP SELECT 40 FUND

	Class A Shares Year Ended November 30, 2018 (Audited)			Class C Shares Year Ended November 30, 2018 (Audited)			Class I Shares Year Ended November 30, 2018 (Audited)			Class Y Shares Year Ended November 30, 2018 (Audited)
Per Share Operating Data
Net asset value, beginning of period	$			$			$			$

Income (loss) from investment operations:
Net investment loss[1]
Return of capital[1]
Net realized and unrealized gain (loss)		(	)		(	)		(	)		(	)

Total from investment operations		(	)		(	)		(	)		(	)

Distributions to shareholders:
Return of capital		(	)		(	)		(	)		(	)
Income		(	)		(	)		(	)		(	)
Total distributions to shareholders		(	)		(	)		(	)		(	)

Net asset value, end of period	$			$			$			$

Total Return, at Net Asset Value[2]		(	)%		(	)%		(	)%		(	)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$			$			$			$

Average net assets (in thousands)	$			$			$			$

Ratio of Expenses to Average Net Assets:
Before (waivers) and deferred tax expense/(benefit)			%			%			%			%
Expense waivers		(	)%		(	)%		(	)%		(	)%
Net of (waivers) and before deferred tax expense/(benefit)[3]			%			%			%			%
Deferred tax expense/(benefit)[4,5]		(	)%		(	)%		(	)%		(	)%
Total expenses/(benefit)			%			%			%			%

Ratio of Investment Loss to Average Net Assets:
Before (waivers) and deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Expense (waivers)		(	)%[6]		(	)%		(	)%		(	)%
Net of expense (waivers) and before deferred tax benefit/(expense)		(	)%		(	)%		(	)%		(	)%
Deferred tax benefit[5,7]			%			%			%			%
Net investment loss		(	)%		(	)%		(	)%		(	)%

Portfolio turnover rate			%			%			%			%

1.

Per share net investment loss is calculated based on average shares outstanding during the period net of deferred tax expense/benefit. Per share return of capital is calculated based on average shares during the period net of deferred tax expense/benefit estimated at the combined Federal and State statutory income tax rate.

2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemptions at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

3.	Includes borrowing and franchise tax expense. Without borrowing and franchise tax expense, the net expense ratio would be %.
4.	Deferred tax expense estimate for the ratio calculation is derived from the net investment income/loss, and realized and unrealized gains/losses.
5.

Effective December 1, 2013 the deferred tax expense and deferred tax benefit are allocated based on average net assets. Prior to December 1, 2013 the deferred tax expense and deferred tax benefit were allocated based on specific class expenses.

F-12

6.	Includes voluntary Transfer Agent waiver of 0.015% effective January 1, 2017.
7.	Deferred tax benefit for the ratio calculation, when applicable, is derived from net investment income/loss only.

Class A	%
Class C	%
Class I	%
Class Y	%

F-13

OPPENHEIMER GLOBAL UNCONSTRAINED BOND FUND

	Class A Shares Period Ended June 30, 2018 (unaudited)[1]	Class I Shares Period Ended June 30, 2018 (unaudited)[1]	Class Y Shares Period Ended June 30, 2018 (unaudited)[1]
Per Share Operating Data
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.18	0.19	0.18
	(0.70)	(0.70)	(0.70)

Total from investment operations	(0.52)	(0.51)	(0.52)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.18)	(0.18)

Net asset value, end of period	$9.31	$9.31	$9.30

Total Return, at Net Asset Value[3]	(5.34)%	(5.15)%	(5.21)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106	$9,554	$153

Average net assets (in thousands)	$67	$9,791	$78

Ratios to average net assets:[4]
Net investment income	4.28%	4.52%	4.44%
Total expenses[5]	1.83%	1.31%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.92%	0.68%	0.77%

Portfolio turnover rate	159%	159%	159%

1.	For the period from January 26, 2018 (commencement of operations) to June 30, 2018.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.94%
Class I	1.42%
Class Y	1.72%

F-14

OPPENHEIMER TOTAL RETURN BOND FUND

	Class A Shares Six Months Ended June 30, 2018 (Unaudited)	Class C Shares Six Months Ended June 30, 2018 (Unaudited)	Class I Shares Six Months Ended June 30, 2018 (Unaudited)	Class R Shares Six Months Ended June 30, 2018 (Unaudited)	Class Y Shares Six Months Ended June 30, 2018 (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$6.86	$6.87	$6.86	$6.86	$6.82

Income (loss) from investment operations:
Net investment income[1]	0.10	0.08	0.11	0.09	0.11
Net realized and unrealized gain (loss)	(0.25)	(0.26)	(0.26)	(0.26)	(0.25)

Total from investment operations	(0.15)	(0.18)	(0.15)	(0.17)	(0.14)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.10)	(0.08)	(0.11)	(0.09)	(0.11)

Net asset value, end of period	$6.61	$6.61	$6.60	$6.60	$6.57

Total Return, at Net Asset Value[2]	(2.14)%	(2.67%)	(2.12%)	(2.44)%	(2.02)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$508,249	$99,695	$1,019,237	$57,310	$408,636

Average net assets (in thousands)	$528,069	$104,311	$1,000,876	$58,894	$388,698

Ratios to average net assets[3]:
Net investment income	3.10%	2.30%	3.45%	2.81%	3.40%
Expenses excluding specific expenses listed below	0.80%	1.55%	0.41%	1.05%	0.55%
Interest and fees from borrowings	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]

Total expenses[5]	0.80%	1.55%	0.41%	1.05%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.75%	1.55%[7]	0.40%	1.05%[7]	0.45%

Portfolio turnover rate[6]	34%	34%	34%	34%	34%

1.	Per share amounts calculated based on the average shares outstanding during the period.
2.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.
4.	Less than 0.005%.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	0.80%
Class C	1.55%
Class I	0.41%
Class R	1.05%
Class Y	0.55%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

Purchase Transactions	Sale Transactions
$6,062,441,355	$5,962,869,919

7.	Waiver less than 0.005%.

F-15

OPPENHEIMER PREFERRED SECURITIES AND INCOME FUND

	Class A Shares Period Ended June 30, 2018[1] (Unaudited)	Class I Shares Period Ended June 30, 2018[1] (Unaudited)	Class Y Shares Period Ended June 30, 2018[1] (Unaudited)
Per Share Operating Data
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.19	0.20	0.19
Net realized and unrealized loss	(0.26)	(0.25)	(0.25)

Total from investment operations	(0.07)	(0.05)	(0.06)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.17)	(0.19)	(0.18)

Net asset value, end of period	$9.76	$9.76	$9.76

Total Return, at Net Asset Value[3]	(0.68)%	(0.53)%	(0.60)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$332	$9,739	$306

Average net assets (in thousands)	$129	$9,844	$252

Ratios to average net assets:[4]
Net investment income	4.91%	5.31%	5.13%
Total expenses[5]	1.96%	1.39%	1.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	0.75%	0.94%

Portfolio turnover rate	16%	16%	16%

1.	For the period from February 12, 2018 (commencement of operations) to June 30, 2018.
2.	Per share amounts calculated based on the average shares outstanding during the period.
3.

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
5.	Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Class A	1.96%
Class I	1.39%
Class Y	1.55%

F-16

EXHIBIT G

OUTSTANDING SHARES OF THE OPPENHEIMER FUNDS

As of [    , 2018], there were the following number of shares outstanding of each class of each Oppenheimer Fund:

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Capital Income Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Emerging Markets Local Debt Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Global High Yield Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Global Strategic Income Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Global Unconstrained Bond Fund, a series of Oppenheimer Integrity Funds
Class A
Class C
Class I
Class Y

Oppenheimer Government Cash Reserves
Class A
Class C
Class R

Oppenheimer Intermediate Income Fund
Class A
Class C
Class I
Class R
Class Y

G-1

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer International Bond Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Limited-Term Government Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Main Street Fund®, a series of Oppenheimer Main Street Funds
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Main Street All Cap Fund®
Class A
Class C
Class R
Class Y

Oppenheimer Main Street Mid Cap Fund®
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Main Street Small Cap Fund®
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Master Event-Linked Bond Fund, LLC
Class E

Oppenheimer Master Inflation Protected Securities Fund, LLC
Class E

Oppenheimer Master Loan Fund, LLC
Class A

G-2

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Oppenheimer Preferred Securities and Income Fund, a series of Oppenheimer Integrity Funds
Class A
Class I
Class Y

Oppenheimer Senior Floating Rate Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Senior Floating Rate Plus Fund
Class A
Class C
Class I
Class Y

Oppenheimer SteelPath MLP Alpha Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A
Class C
Class I
Class Y

Oppenheimer SteelPath MLP Alpha Plus Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A
Class C
Class I
Class Y

Oppenheimer SteelPath MLP Income Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A
Class C
Class I
Class Y

Oppenheimer SteelPath MLP Select 40 Fund, a series of Oppenheimer SteelPath MLP Funds Trust
Class A
Class C
Class I
Class W
Class Y

Oppenheimer SteelPath MLP & Energy Infrastructure Fund, a series of OFI SteelPath Series Trust
Class A

G-3

OPPENHEIMER FUNDS/SHARE CLASS	SHARES
Class C
Class I
Class Y

Oppenheimer SteelPath Panoramic Fund
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Total Return Bond Fund, a series of Oppenheimer Integrity Funds
Class A
Class C
Class I
Class R
Class Y

Oppenheimer Ultra-Short Duration Fund
Class A
Class I
Class Y

G-4

EXHIBIT H

OWNERSHIP OF SHARES OF THE OPPENHEIMER FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of [                , 2019], to the best knowledge of the Oppenheimer Funds owned 5% or more of the outstanding shares of each class of each Oppenheimer Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of an Oppenheimer Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Name and Address	Fund	Class of Shares	Number of Shares Owned	Percent Owned of Record*
%

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each Oppenheimer Fund, the ownership of shares of an Oppenheimer Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the Oppenheimer Fund as of [         , 2019].

H-1

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED             , 2019

Registration Statement on Form N-14 Filed by:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM Equity Funds (Invesco Equity Funds)

AIM Growth Series (Invesco Growth Series)

AIM International Mutual Funds (Invesco International Mutual Funds)

AIM Investment Funds (Invesco Investment Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Sector Funds (Invesco Sector Funds)

AIM Tax-Exempt Funds (Invesco Tax Exempt Funds)

Short-Term Investments Trust

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

(800) 959-4246

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated             , 2019 (the Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each fund identified below under the heading “Oppenheimer Funds” (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) into a corresponding, newly formed series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on                     , 2019 for each of the Oppenheimer Funds listed below:

OFI Pictet Global Environmental Solutions Fund	Oppenheimer Limited-Term Bond Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Macquarie Global Infrastructure Fund
Oppenheimer Developing Markets Fund	Oppenheimer Mid Cap Value Fund
Oppenheimer Discovery Fund	Oppenheimer Municipal Fund
Oppenheimer Discovery Mid Cap Growth Fund	Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Dividend Opportunity Fund	Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Emerging Markets Innovators Fund	Oppenheimer Portfolio Series: Equity Investor Fund
Oppenheimer Equity Income Fund	Oppenheimer Portfolio Series: Moderate Investor Fund
Oppenheimer Fundamental Alternatives Fund	Oppenheimer Real Estate Fund
Oppenheimer Global Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester® AMT-Free Municipal Fund
Oppenheimer Global Focus Fund	Oppenheimer Rochester® AMT-Free New York Municipal Fund
Oppenheimer Global Multi-Asset Growth Fund	Oppenheimer Rochester® California Municipal Fund
Oppenheimer Global Multi-Asset Income Fund	Oppenheimer Rochester® Fund Municipals
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester® High Yield Municipal Fund
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester® Limited Term California Municipal Fund
Oppenheimer Government Money Market Fund	Oppenheimer Rochester® Limited Term New York Municipal Fund
Oppenheimer Institutional Government Money Market Fund	Oppenheimer Rochester® New Jersey Municipal Fund

Oppenheimer Intermediate Term Municipal Fund	Oppenheimer Rochester® Pennsylvania Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester® Short Duration High Yield Municipal Fund
Oppenheimer International Equity Fund	Oppenheimer Short Term Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Small Cap Value Fund
Oppenheimer International Small-Mid Company Fund	Oppenheimer Value Fund

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com

2

Table of Contents

Page
General Information	4
Incorporation by Reference	6

3

General Information

This SAI relates to the acquisition of the assets and liabilities of each Oppenheimer Fund listed below by a corresponding Acquiring Fund. Each Acquiring Fund is a series of AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Growth Series (Invesco Growth Series), AIM International Mutual Funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds), AIM Tax-Exempt Funds (Invesco Tax Exempt Funds) or Short-Term Investments Trust. Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Oppenheimer Funds	Acquiring Funds
Acquiring Funds, each a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Oppenheimer Capital Appreciation Fund	Invesco Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund	Invesco Oppenheimer Discovery Fund
Oppenheimer Equity Income Fund	Invesco Oppenheimer Equity Income Fund
Oppenheimer Real Estate Fund	Invesco Oppenheimer Real Estate Fund
Oppenheimer Rochester Short Duration High Yield Municipal Fund	Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund
Oppenheimer Short Term Municipal Fund	Invesco Oppenheimer Short Term Municipal Fund

Acquiring Funds, each a series of AIM Equity Funds (Invesco Equity Funds)
Oppenheimer Dividend Opportunity Fund	Invesco Oppenheimer Dividend Opportunity Fund
Oppenheimer Rising Dividends Fund	Invesco Oppenheimer Rising Dividends Fund

Acquiring Funds, each a series of AIM Growth Series (Invesco Growth Series)
Oppenheimer International Diversified Fund	Invesco Oppenheimer International Diversified Fund
Oppenheimer Mid Cap Value Fund, a series of Oppenheimer Quest for Value Funds	Invesco Oppenheimer Mid Cap Value Fund
Oppenheimer Portfolio Series: Active Allocation Fund, a series of Oppenheimer Portfolio Series	Invesco Oppenheimer Portfolio Series: Active Allocation Fund
Oppenheimer Portfolio Series: Conservative Investor Fund, a series of Oppenheimer Portfolio Series	Invesco Oppenheimer Portfolio Series: Conservative Investor Fund
Oppenheimer Portfolio Series: Equity Investor Fund, a series of Oppenheimer Portfolio Series	Invesco Oppenheimer Portfolio Series: Growth Investor Fund
Oppenheimer Portfolio Series: Moderate Investor Fund, a series of Oppenheimer Portfolio Series	Invesco Oppenheimer Portfolio Series: Moderate Investor Fund
Acquiring Funds, each a series of AIM International Mutual Funds (Invesco International Mutual Funds)
Oppenheimer Global Fund	Invesco Oppenheimer Global Fund
Oppenheimer Global Focus Fund	Invesco Oppenheimer Global Focus Fund
Oppenheimer Global Multi-Asset Growth Fund	Invesco Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Opportunities Fund	Invesco Oppenheimer Global Opportunities Fund
Oppenheimer International Equity Fund	Invesco Oppenheimer International Equity Fund
Oppenheimer International Growth Fund	Invesco Oppenheimer International Growth Fund
Oppenheimer International Small-Mid Company Fund	Invesco Oppenheimer International Small-Mid Company Fund

4

Oppenheimer Funds	Acquiring Funds
Acquiring Funds, each a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Oppenheimer Government Money Market Fund	Invesco Oppenheimer Government Money Market Fund
Oppenheimer Limited-Term Bond Fund	Invesco Oppenheimer Limited-Term Bond Fund

Acquiring Funds, each a series of AIM Investment Funds (Invesco Investment Funds)
Oppenheimer Developing Markets Fund	Invesco Oppenheimer Developing Markets Fund
Oppenheimer Discovery Mid Cap Growth Fund	Invesco Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Emerging Markets Innovators Fund	Invesco Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Fundamental Alternatives Fund, a series of Oppenheimer Quest for Value Funds	Invesco Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund, a series of Oppenheimer Quest for Value Funds	Invesco Oppenheimer Global Allocation Fund
Oppenheimer Global Multi-Asset Income Fund	Invesco Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Macquarie Global Infrastructure Fund	Invesco Oppenheimer Macquarie Global Infrastructure Fund

Acquiring Funds, each a series of AIM Sector Funds (Invesco Sector Funds)
OFI Pictet Global Environmental Solutions Fund, a series of OFI Funds Trust	Invesco OFI Pictet Global Environmental Solutions Fund
Oppenheimer Gold & Special Minerals Fund	Invesco Oppenheimer Gold & Special Minerals Fund
Oppenheimer Small Cap Value Fund	Invesco Oppenheimer Small Cap Value Fund
Oppenheimer Value Fund, a series of Oppenheimer Series Fund	Invesco Oppenheimer Value Fund

Acquiring Funds, each a series of AIM Tax-Exempt Funds
Oppenheimer Intermediate Term Municipal Fund	Invesco Oppenheimer Intermediate Term Municipal Fund
Oppenheimer Municipal Fund	Invesco Oppenheimer Municipal Fund
Oppenheimer Rochester AMT-Free Municipal Fund	Invesco Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund	Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester California Municipal Fund	Invesco Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals	Invesco Oppenheimer Rochester Municipals Fund
Oppenheimer Rochester High Yield Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	Invesco Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund	Invesco Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term New York Municipal Fund, a series of Rochester® Portfolio	Invesco Oppenheimer Rochester Limited Term New York Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	Invesco Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust	Invesco Oppenheimer Rochester Pennsylvania Municipal Fund

Oppenheimer Institutional Government Money Market Fund	Invesco Oppenheimer Institutional Government Money Market Fund, a series of Short-Term Investments Trust

5

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the reorganization of each Oppenheimer Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of its respective trust with no assets or liabilities that will commence operations upon consummation of the respective reorganization and continue the operations of the corresponding Oppenheimer Fund. Each Oppenheimer Fund shall be the accounting and performance survivor in the Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Oppenheimer Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.

Statement of Additional Information dated October 30, 2018, for Oppenheimer Capital Appreciation Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001726, as supplemented November 2, 2018, Accession No. 0000728889-18-001903).

2.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Capital Appreciation Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018 (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309387).

3.

Statement of Additional Information dated October 30, 2018, for Oppenheimer Developing Markets Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001716, as supplemented November 2, 2018, Accession No. 0000728889-18-001903).

4.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Developing Markets Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018 (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309365).

5.	Statement of Additional Information dated November 28, 2018, for Oppenheimer Discovery Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002108).

6.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Discovery Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on November 26, 2018, Accession No. 0001193125-18-333924).

7.	Statement of Additional Information dated December 28, 2018, for Oppenheimer Discovery Mid Cap Growth Fund (filed via EDGAR on December 28, 2018, Accession No. 0000728889-18-002258).

8.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Discovery Mid Cap Growth Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on December 28, 2018, Accession No. 0001193125-18-359561).

9.

Statement of Additional Information dated August 28, 2018, for Oppenheimer Dividend Opportunity Fund (filed via EDGAR on August 27, 2018, Accession No. 0000728889-18-001448, as supplemented November 1, 2018, Accession No. 0000728889-18-001903).

10.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Dividend Opportunity Fund Annual Report to Shareholders for the fiscal year ended April 30, 2018 (filed via EDGAR on July 6, 2018, Accession No. 0001193125-18-213229).

6

11.

The unaudited financial statements included in Oppenheimer Dividend Opportunity Fund Semi-Annual Report to Shareholders for the period ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19- 002505).

12.	Statement of Additional Information dated December 28, 2018 for Oppenheimer Emerging Markets Innovators Fund (filed via EDGAR on December 27, 2018, Accession No. 0000728889-18-002246).

13.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Emerging Markets Innovators Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018 (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309405).

14.	Statement of Additional Information dated December 28, 2018, for Oppenheimer Equity Income Fund (filed via EDGAR on December 28, 2018, Accession No. 0000728889-18-002256).

15.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Equity Income Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on December 28, 2018, Accession No. 0001193125-18-359573).

16.	Statement of Additional Information dated November 28, 2018, for Oppenheimer Global Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002080).

17.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on November 26, 2018, Accession No. 0001193125 -18-33914).

18.

Statement of Additional Information dated August 31, 2018, for Oppenheimer Global Focus Fund (filed via EDGAR on August 27, 2018, Accession No 0000728889-18-001444, as supplemented November 1, 2018, Accession No. 0000728889-18-001906).

19.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Focus Fund Annual Report to Shareholders for the fiscal year ended April 30, 2018 (filed via EDGAR on July 5, 2018, Accession No. 0001193125-18-213136).

20.

The unaudited financial statements included in the Oppenheimer Global Focus Fund Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002527).

21.

Statement of Additional Information dated February 28, 2018, for Oppenheimer Global Multi-Asset Growth Fund (filed via EDGAR on February 26, 2018, Accession No. 0000728889-18-000375, as supplemented February 27, 2018, Accession No. 0000728889-18-000399; June 28, 2018, Accession No. 0000728889-18-001018; and November 1, 2018, Accession No. 0000728889-18-001906).

22.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Multi-Asset Growth Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002344).

23.

Statement of Additional Information dated February 28, 2018, for Oppenheimer Global Multi-Asset Income Fund (filed via EDGAR March 5, 2018, Accession No. 0000728889-18-000434; as supplemented November 1, 2018, Accession No. 0000728889-18-001905 and December 14, 2018, Accession No. 0000728889-18-002201).

24.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Multi-Asset Income Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002340).

7

25.	Statement of Additional Information dated November 28, 2018, for Oppenheimer Global Opportunities Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002110).

26.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Opportunities Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on November 26, 2018, Accession No. 0001193125 -18-333888).

27.

Statement of Additional Information dated August 29, 2018, for Oppenheimer Gold & Special Minerals Fund (filed via EDGAR on August 28, 2018, Accession No. 0000728889-18-001457, as supplemented November 1, 2018, Accession No. 0000728889-18-001906).

28.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Gold & Special Minerals Fund Annual Report to Shareholders for the fiscal year ended June 30, 2018 (filed via EDGAR on August 27, 2018, Accession No. 0001193125-18-258783).

29.

Statement of Additional Information dated September 28, 2018, for Oppenheimer Government Money Market Fund (filed via EDGAR on September 27, 2018, Accession No. 0000728889-18-001552, as supplemented November 1, 2018, Accession No. 0000728889-18-001906).

30.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Government Money Market Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018 (filed via EDGAR on September 27, 2018, Accession No. 0001193125-18-285067).

31.

Statement of Additional Information dated September 27, 2018, for Oppenheimer Institutional Government Money Market Fund (filed via EDGAR on September 26, 2018, Accession No. 0000728889-18-001519, as supplemented November 1, 2018, Accession No. 0000728889-18-001907).

32.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Institutional Government Money Market Fund Annual Report to Shareholders for the fiscal year ended May 31, 2018 (filed via EDGAR on August 2, 2018, Accession No. 0001193125-18-236410).

33.

The unaudited financial statements included in the Oppenheimer Institutional Government Money Market Fund Semi-Annual Report to Shareholders for the fiscal year ended November 30, 2018 (filed via EDGAR on February         , 2019, Accession No. 0001193125-19-            ).

34.

Statement of Additional Information dated June 28, 2018, for Oppenheimer International Diversified Fund (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001013, as supplemented November 1, 2018, Accession No. 0000728889-18-001907).

35.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Diversified Fund Annual Report to Shareholders for the fiscal year ended April 30, 2018 (filed via EDGAR on June 28, 2018, Accession No. 0001193125-18-205976).

36.

The unaudited financial statements included in Oppenheimer International Diversified Fund Semi-Annual Report to Shareholders for the period ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002495).

37.

Statement of Additional Information dated March 29, 2018, for Oppenheimer International Equity Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000534, as supplemented November 1, 2018, Accession No. 0000728889-18-001907).

38.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Equity Fund Annual Report to Shareholders for the fiscal year ended November 30, 2017 (filed via EDGAR on January 23, 2018, Accession No. 0001193125-18-017517).

8

39.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Equity Fund Annual Report to Shareholders for the fiscal year ended November 30, 2018 (filed via EDGAR on January        , 2019, Accession No. 0001193125-19-            ).

40.

The unaudited financial statements included in Oppenheimer International Equity Fund Semi-Annual Report to Shareholders for the period ended May 31, 2018 (filed via EDGAR on August 2, 2018, Accession No. 0001193125-18-236382).

41.

Statement of Additional Information dated January 26, 2018, for Oppenheimer International Growth Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000108, as supplemented November 1, 2018, Accession No. 0000728889-18-001907).

42.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Growth Fund Annual Report to Shareholders for the fiscal year ended November 30, 2017 (filed via EDGAR January 29, 2018, 0001193125-18-014903).

43.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Growth Fund Annual Report to Shareholders for the fiscal year ended November 30, 2018 (filed via EDGAR January        , 2019, 0001193125-19-            ).

44.

The unaudited financial statements included in Oppenheimer International Growth Fund Semi-Annual Report to Shareholders for the period ended May 31, 2018 (filed via EDGAR on August 15, 2018, Accession No. 0001193125-18-249875).

45.

Statement of Additional Information dated October 30, 2018, for Oppenheimer International Small-Mid Company Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001710, as supplemented November 1, 2018, Accession No. 0000728889-18-001907).

46.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Small-Mid Company Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018 (filed via EDGAR October 29, 2018, Accession No. 0001193125-18-309381).

47.	Statement of Additional Information dated December 28, 2018, for Oppenheimer Limited-Term Bond Fund (filed via EDGAR January 2, 2019, Accession No. 0000728889-19-000013).

48.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Limited-Term Bond Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018 (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309402).

49.

Statement of Additional Information dated February 28, 2018, for Oppenheimer Macquarie Global Infrastructure Fund (filed via EDGAR on March 5, 2018, Accession No. 0000728889-18-000435, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907).

50.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Macquarie Global Infrastructure Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002364).

51.

Statement of Additional Information dated November 28, 2018 for Oppenheimer Multi-State Municipal Trust, with respect to Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester High Yield Municipal Fund and Oppenheimer Rochester New Jersey Municipal Fund (filed via EDGAR on November 28, 2018, Accession No. 0000728889-18-002116).

52.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Multi-State Municipal Trust Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Rochester Pennsylvania Municipal Fund, Oppenheimer Rochester

9

High Yield Municipal Fund and Oppenheimer Rochester New Jersey Municipal Fund (filed via EDGAR on October 5, 2018, Accession No 0001193125-18-294642).

53.

Statement of Additional Information dated July 27, 2018 for OFI Funds Trust, with respect to OFI Pictet Global Environmental Solutions Fund (filed via EDGAR on August 1, 2018, Accession No. 0000728889-18-001129, as supplemented on November 1, 2018, Accession No. 0000728889-18-001903).

54.

The audited financial statements and related report of the independent public accounting firm included in the OFI Funds Trust Annual Report to Shareholders for the fiscal year ended April 30, 2018, with respect to OFI Pictet Global Environmental Solutions Fund (filed via EDGAR on August 6, 2018, Accession No 0001193125-18-239458).

55.

The unaudited financial statements included in OFI Funds Trust Semi-Annual Report to Shareholders for the period ended October 31, 2018, with respect to OFI Pictet Global Environmental Solutions Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002609).

56.

Statement of Additional Information dated May 30, 2018 for Oppenheimer Portfolio Series, with respect to Active Allocation Fund, Equity Investor Fund, Conservative Investor Fund and Moderate Investor Fund (filed via EDGAR on June 4, 2018, Accession No. 0000728889-18-000954, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907).

57.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Portfolio Series Annual Report to Shareholders for the fiscal year ended January 31, 2018, with respect to Active Allocation Fund, Equity Investor Fund, Conservative Investor Fund and Moderate Investor Fund (filed via EDGAR on April 3, 2018, Accession No 0001193125-18-106296).

58.

The unaudited financial statements included in Oppenheimer Portfolio Series Semi-Annual Report to Shareholders for the period ended October 31, 2018, with respect to Active Allocation Fund, Equity Investor Fund, Conservative Investor Fund and Moderate Investor Fund (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294219).

59.

Statement of Additional Information dated February 28, 2018 for Oppenheimer Quest for Value Funds, with respect to Oppenheimer Global Allocation Fund, Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (filed via EDGAR on February 26, 2018, Accession No. 0000728889-18-000368, as supplemented February 27, 2018, Accession No. 0000728889-18-000399 and November 1, 2018, Accession No. 0000728889-18-001903; and December 14, 2018, Accession No. 0000728889-18-002201, as amended March 5, 2018 with respect to Oppenheimer Global Allocation Fund, Accession No. 0000728889-18-000440).

60.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Quest for Value Funds Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Global Allocation Fund, Oppenheimer Fundamental Alternatives Fund and Oppenheimer Mid Cap Value Fund (filed via EDGAR on January 4, 2019, Accession No 0001193125-19-002608).

61.

Statement of Additional Information dated August 28, 2018 for Oppenheimer Real Estate Fund (filed via EDGAR on August 30, 2018, Accession No. 0000728889-18-001476, as supplemented November 1, 2018, Accession No. 0000728889-18-001908).

62.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Real Estate Fund Annual Report to Shareholders for the fiscal year ended April 30, 2018 (filed via EDGAR on July 5, 2018, Accession No 0001193125-18-213172).

10

63.

The unaudited financial statements included in the Oppenheimer Real Estate Fund Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No 0001193125-19-002501).

64.	Statement of Additional Information dated December 28, 2018 for Oppenheimer Rising Dividends Fund (filed via EDGAR on December 28, 2018, Accession No. 0000728889-18-002254).

65.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rising Dividends Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018 (filed via EDGAR on December 28, 2018, Accession No. 0001193125-18-359531).

66.	Statement of Additional Information dated November 28, 2018 for Oppenheimer Rochester AMT-Free Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002093).

67.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester AMT-Free Municipal Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018 (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-293521).

68.

Statement of Additional Information dated January 26, 2018 for Oppenheimer Rochester AMT-Free New York Municipal Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000118, as supplemented on May 17, 2018, Accession No. 0000728889-18-000867 and November 1, 2018, Accession No. 0000728889-18-001908).

69.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester AMT-Free New York Municipal Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346859).

70.	Statement of Additional Information dated November 28, 2018 for Oppenheimer Rochester California Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002105).

71.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester California Municipal Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018 (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-293531).

72.

Statement of Additional Information dated March 29, 2018 for Oppenheimer Rochester Fund Municipals (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000547, as supplemented on May 17, 2018, Accession No. 0000728889-18-000867 and November 1, 2018, Accession No. 0000728889-18-001908).

73.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester Fund Municipals Annual Report to Shareholders for the fiscal year ended December 31, 2017 (filed via EDGAR on March 6, 2018, Accession No. 0001193125-18-070771).

74.

The unaudited financial statements included in Oppenheimer Rochester Fund Municipals Semi-Annual Report to Shareholders for the period ended June 30, 2018 (filed via EDGAR on September 6, 2018, Accession No. 0001193125-18-267455).

75.	Statement of Additional Information dated November 28, 2018 for Oppenheimer Rochester Limited Term California Municipal Fund (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002096).

76.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester Limited Term California Municipal Fund Annual Report to Shareholders for

11

the fiscal year ended July 31, 2018 (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-293532).

77.

Statement of Additional Information dated October 15, 2018 for Oppenheimer Rochester Short Duration High Yield Municipal Fund (f/k/a Oppenheimer Value Series) (filed via EDGAR on October 12, 2018, Accession No. 0000728889-18-000120, as supplemented on May 17, 2018, Accession No. 0000728889-18-000867 and November 1, 2018, Accession No. 0000728889-18-001908).

78.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Rochester Short Duration High Yield Municipal Fund (f/k/a Oppenheimer Value Series) Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346855).

79.

Statement of Additional Information dated March 29, 2018 for Rochester Portfolio Series, with respect to Oppenheimer Rochester Limited Term New York Municipal Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000532, as supplemented on May 17, 2018, Accession No. 0000728889-18-000867 and November 1, 2018, Accession No. 0000728889-18-001908).

80.

The audited financial statements and related report of the independent public accounting firm included in the Rochester Portfolio Series Annual Report to Shareholders for the fiscal year ended December 31, 2017, with respect to Oppenheimer Rochester Limited Term New York Municipal Fund (filed via EDGAR on March 6, 2018, Accession No. 0001193125-18-070754).

81.

The unaudited financial statements included in Rochester Portfolio Series Semi-Annual Report to Shareholders for the period ended June 30, 2018, with respect to Oppenheimer Rochester Limited Term New York Municipal Fund (filed via EDGAR on September 6, 2018, Accession No. 0001193125-18-267460).

82.

Statement of Additional Information dated October 15, 2018 for Oppenheimer Municipal Fund, with respect to Oppenheimer Municipal Fund (filed via EDGAR on October 12, 2018, Accession No. 0000728889-18-001604, as supplemented on November 1, 2018, Accession No. 0000728889-18-001907 and December 21, 2018, Accession No. 0000728889-18-002225).

83.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Municipal Fund Annual Report to Shareholders for the fiscal year ended March 31, 2018, with respect to Oppenheimer Municipal Fund (filed via EDGAR on June 8, 2018, Accession No. 0001193125-18-187936).

84.

The unaudited financial statements included in Oppenheimer Municipal Fund Semi-Annual Report to Shareholders for the period ended September 30, 2018, with respect to Oppenheimer Municipal Fund (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346851).

85.

Statement of Additional Information dated February 28, 2018 for Oppenheimer Series Fund, with respect to Oppenheimer Value Fund (filed via EDGAR on March 5, 2018, Accession No. 0000728889-18-000428, as supplemented on November 1, 2018, Accession No. 0000728889-18-001909).

86.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Series Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer Value Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002338).

87.

Statement of Additional Information dated January 26, 2018 for Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on January 25, 2018, Accession No. 0000728889-18-000122, as supplemented May 17, 2018, Accession No. 0000728889-18-000863 and November 1, 2018, Accession No. 0000728889-18-001907).

12

88.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Intermediate Term Municipal Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018 (filed via EDGAR on December 11, 2018, Accession No. 0001193125-18-346860).

89.

Statement of Additional Information dated September 27, 2018 for Oppenheimer Short Term Municipal Fund (filed via EDGAR on September 26, 2018, Accession No. 0000728889-18-001527, as supplemented on November 1, 2018, Accession No. 0000728889-18-001908 and December 21, 2018, Accession No. 0000728889-18-002226).

90.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Short Term Municipal Fund Annual Report to Shareholders for the fiscal year ended May 31, 2018 (filed via EDGAR on August 20, 2018, Accession No. 0001193125-18-252777).

91.

The unaudited financial statements included in the Oppenheimer Short Term Municipal Fund Annual Report to Shareholders for the fiscal year ended November 30, 2018 (filed via EDGAR on January         , 2019, Accession No. 0001193125-19-            ).

92.

Statement of Additional Information dated August 28, 2018 for Oppenheimer Small Cap Value Fund (filed via EDGAR on August 27, 2018, Accession 0000728889-18-001446, as supplemented on November 1, 2018, Accession No. 0000728889-18-001908).

93.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Small Cap Value Fund Annual Report to Shareholders for the fiscal year ended April 30, 2018 (filed via EDGAR on July 5, 2018, Accession No. 0001193125-18-213140).

94.

The unaudited financial statements included in Oppenheimer Small Cap Value Fund Semi-Annual Report to Shareholders for the period ended October 31, 2018 (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19-002521).

95.

Statements of Additional Information dated                 , 2019 for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Invesco Oppenheimer Short Term Municipal Fund, Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund, Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer Equity Income Fund, Invesco Oppenheimer Discovery Fund and Invesco Oppenheimer Capital Appreciation Fund (filed via EDGAR on             , 2019, Accession No. X).

96.

Statements of Additional Information dated             , 2019 for AIM Growth Series (Invesco Growth Series) with respect to Invesco Oppenheimer Mid Cap Value Fund; Invesco Oppenheimer International Diversified Fund; Invesco Opportunity Portfolio Series: Active Allocation Fund, Conservative Investor Fund and Moderate Investor Fund; and Invesco Growth Investor Fund (filed via EDGAR on             , 2019, Accession No. X).

97.

Statements of Additional Information dated             , 2019 for AIM Equity Funds (Invesco Equity Fund) with respect to Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer Rising Dividends Fund (filed via EDGAR on             , 2019, Accession No. X).

98.

Statements of Additional Information dated             , 2019 for AIM Investment Securities Funds (Invesco Investment Securities Funds) with respect to Invesco Oppenheimer Government Money Market Fund and Invesco Oppenheimer Limited-Term Bond Fund (filed via EDGAR on             , 2019, Accession No. X).

99.

Statements of Additional Information dated             , 2019 for AIM Investment Funds (Invesco Investment Funds) with respect to Invesco Oppenheimer Developing Markets Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Emerging Markets Innovators Fund, Invesco Oppenheimer Global Multi-Asset Income Fund, Invesco Oppenheimer Macquarie Global Infrastructure

13

Fund, Invesco Oppenheimer Global Allocation Fund and Invesco Oppenheimer Fundamental Alternatives Fund (filed via EDGAR on , 2019, Accession No. X).

100.

Statements of Additional Information dated             , 2019 for AIM International Mutual Funds (Invesco International Mutual Funds) with respect to Invesco Oppenheimer Global Fund, Invesco Oppenheimer Global Focus Fund, Invesco Oppenheimer Global Multi-Asset Growth Fund, Invesco Oppenheimer Global Opportunities Fund, Invesco Oppenheimer International Equity Fund, Invesco Oppenheimer International Growth Fund and Invesco Oppenheimer International Small-Mid Company Fund (filed via EDGAR on             , 2019, Accession No. X).

101.

Statements of Additional Information dated             , 2019 for AIM Sector Funds (Invesco Sector Funds) with respect to Invesco Oppenheimer Gold & Special Minerals Fund, Invesco OFI Pictet Global Environmental Solutions Fund, Invesco Oppenheimer Value Fund and Invesco Oppenheimer Small Cap Value Fund (filed via EDGAR on             , 2019, Accession No. X).

102.

Statements of Additional Information dated             , 2019 for AIM Tax-Exempt Funds (Invesco Tax Exempt Funds) with respect to Invesco Oppenheimer Rochester Pennsylvania Municipal Fund, Invesco Oppenheimer Rochester High Yield Municipal Fund, Invesco Oppenheimer Rochester New Jersey Municipal Fund, Invesco Oppenheimer Rochester AMT-Free Municipal Fund, Invesco Oppenheimer Rochester AMT-Free New York Municipal Fund, Invesco Oppenheimer Rochester California Municipal Fund, Invesco Oppenheimer Rochester Municipals Fund, Invesco Oppenheimer Rochester Limited Term California Municipal Fund, Invesco Oppenheimer Rochester Limited Term New York Municipal Fund, Invesco Oppenheimer Municipal Fund and Invesco Oppenheimer Intermediate Term Municipal Fund (filed via EDGAR on             , 2019, Accession No. X).

103.

Statements of Additional Information dated             , 2019 for Short-Term Investments Trust with respect to Invesco Oppenheimer Institutional Government Money Market (filed via EDGAR on             , 2019, Accession No. X).

14

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED [                ], 2019

Registration Statement on Form N-14 Filed by:

AIM Counselor Series Trust (Invesco Counselor Series Trust)

AIM Growth Series (Invesco Growth Series)

AIM Equity Funds (Invesco Equity Funds)

AIM Investment Securities Funds (Invesco Investment Securities Funds)

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046-1173

(800) 959-4246

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated [            ], 2019 (the “Proxy Statement/Prospectus”) relating to the proposed reorganization (the “Reorganization”) of each fund identified in the chart below under the heading “Oppenheimer Funds” (each, an “Oppenheimer Fund” and collectively, the “Oppenheimer Funds”) into a corresponding, newly formed series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on April 12, 2019 for each of the Oppenheimer Funds listed below:

Oppenheimer Capital Income Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Unconstrained Bond Fund

Oppenheimer Government Cash Reserves

Oppenheimer Intermediate Income Fund

Oppenheimer International Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Main Street Fund®

Oppenheimer Main Street All Cap Fund®

Oppenheimer Main Street Mid Cap Fund®

Oppenheimer Main Street Small Cap Fund®

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master Loan Fund, LLC

Oppenheimer Preferred Securities and Income Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP & Energy Infrastructure Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Total Return Bond Fund

Oppenheimer Ultra-Short Duration Fund

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com

Table of Contents

Page
General Information	3
Incorporation by Reference	4

General Information

This SAI relates to the acquisition of the assets and liabilities of each Oppenheimer Fund listed below by a corresponding Acquiring Fund. Each Acquiring Fund is a series of AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Growth Series (Invesco Growth Series), AIM Investment Funds (Invesco Investment Funds), or AIM Equity Funds (Invesco Equity Funds). Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Oppenheimer Funds	Acquiring Funds
Acquiring Funds, each a series of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Oppenheimer Master Loan Fund, LLC	Invesco Oppenheimer Master Loan Fund
Oppenheimer Senior Floating Rate Fund	Invesco Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund	Invesco Oppenheimer Senior Floating Rate Plus Fund

Acquiring Funds, each a series of AIM Growth Series (Invesco Growth Series)
Oppenheimer Main Street Mid Cap Fund®	Invesco Oppenheimer Main Street Mid Cap Fund®
Oppenheimer Main Street Small Cap Fund®	Invesco Oppenheimer Main Street Small Cap Fund®
Oppenheimer Master Event-Linked Bond Fund, LLC	Invesco Oppenheimer Master Event-Linked Bond Fund

Acquiring Funds, each a series of AIM Equity Funds (Invesco Equity Funds)
Oppenheimer Main Street Fund®	Invesco Oppenheimer Main Street Fund®
Oppenheimer Main Street All Cap Fund®	Invesco Oppenheimer Main Street All Cap Fund®

Acquiring Funds, each a series of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Oppenheimer Global High Yield Fund	Invesco Oppenheimer Global High Yield Fund
Oppenheimer Government Cash Reserves	Invesco Oppenheimer Government Cash Reserves Fund
Oppenheimer Intermediate Income Fund	Invesco Oppenheimer Intermediate Income Fund
Oppenheimer Limited-Term Government Fund	Invesco Oppenheimer Limited-Term Government Fund
Oppenheimer Master Inflation Protected Securities Fund, LLC	Invesco Oppenheimer Master Inflation Protected Securities Fund
Oppenheimer Ultra-Short Duration Fund	Invesco Oppenheimer Ultra-Short Duration Fund

Oppenheimer Funds	Acquiring Funds
Acquiring Funds, each a series of AIM Investment Funds (Invesco Investment Funds)
Oppenheimer Capital Income Fund	Invesco Oppenheimer Capital Income Fund
Oppenheimer Emerging Markets Local Debt Fund	Invesco Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Global Strategic Income Fund	Invesco Oppenheimer Global Strategic Income Fund
Oppenheimer Global Unconstrained Bond Fund	Invesco Oppenheimer Global Unconstrained Bond Fund
Oppenheimer International Bond Fund	Invesco Oppenheimer International Bond Fund
Oppenheimer Preferred Securities and Income Fund	Invesco Oppenheimer Preferred Securities and Income Fund
Oppenheimer SteelPath MLP Alpha Fund	Invesco Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Plus Fund	Invesco Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund	Invesco Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Select 40 Fund	Invesco Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP & Energy Infrastructure Fund	Invesco Oppenheimer SteelPath MLP & Energy Infrastructure Fund
Oppenheimer SteelPath Panoramic Fund	Invesco Oppenheimer SteelPath Panoramic Fund
Oppenheimer Total Return Bond Fund	Invesco Oppenheimer Total Return Bond Fund
Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the reorganization of each Oppenheimer Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly created shell series of its respective trust with no assets or liabilities that will commence operations upon consummation of the respective reorganization and continue the operations of the corresponding Oppenheimer Fund. Each Oppenheimer Fund shall be the accounting and performance survivor in the Reorganization and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Oppenheimer Fund. This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.

Statement of Additional Information dated October 30, 2018 for Oppenheimer Capital Income Fund with respect to Oppenheimer Capital Income Fund (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001713).

2.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Capital Income Fund with respect to Oppenheimer Capital Income Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

3.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Capital Income Fund Annual Report to Shareholders for the fiscal year ended August 31, 2018, with respect to Oppenheimer Capital Income Fund (filed via EDGAR on October 29, 2018, Accession No. 0001193125-18-309374).

4.

Statement of Additional Information dated November 9, 2018 for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001699).

5.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) with respect to Oppenheimer Intermediate Income Fund ((filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

6.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund) Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Intermediate Income Fund (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294580).

7.

Statement of Additional Information dated September 27, 2018 for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on October 2, 2018, Accession No. 0000728889-18-001573).

8.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Emerging Markets Local Debt Fund with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001903).

9.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Emerging Markets Local Debt Fund Annual Report to Shareholders for the fiscal year ended May 31, 2018, with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on August 2, 2018, Accession No. 0001193125-18-236394).

10.

The unaudited financial statements included in the Oppenheimer Emerging Markets Local Debt Fund Semiannual Report to Shareholders for the fiscal period ended November 30, 2018, with respect to Oppenheimer Emerging Markets Local Debt Fund (filed via EDGAR on February         , 2019, Accession No. 0001193125-19-                    ).

11.

Statement of Additional Information dated September 27, 2018 for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on October 2, 2018, Accession No. 0000728889-18-001567).

12.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Global High Yield Fund with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

13.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global High Yield Fund Annual Report to Shareholders for the fiscal year ended May 31, 2018, with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on August 2, 2018, Accession No. 0001193125-18-236390).

14.

The unaudited financial statements included in the Oppenheimer Global High Yield Fund Semiannual Report to Shareholders for the fiscal period ended November 30, 2018, with respect to Oppenheimer Global High Yield Fund (filed via EDGAR on February         , 2019, Accession No. 0001193125-19                    ).

15.

Statement of Additional Information dated January 24, 2018 for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on January 29, 2018, Accession No. 0000728889-18-000149).

16.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Global Strategic Income Fund with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on November 1, 2018, Accession No. 000728889-18-001906).

17.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Global Strategic Income Fund Annual Report to Shareholders for the fiscal year ended September

30, 2018, with respect to Oppenheimer Global Strategic Income Fund (filed via EDGAR on December 10, 2018, Accession No. 0001193125-18-345721).

18.

Statement of Additional Information dated January 16, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on January 17, 2018, Accession No. 0000728889-18-000040).

19.	Supplement dated June 28, 2018 to the Statement of Additional Information to Oppenheimer Global Unconstrained Fund (filed via EDGAR on June 28, 2018, Accession No. 0000728889-18-001018)

20.

Supplement dated November 2, 2018 to the Statement of Additional Information with respect to Oppenheimer Global Unconstrained Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

21.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Integrity Funds Annual Report to Shareholders for the fiscal year ended December 31, 2017, with respect to Oppenheimer Total Return Bond Fund, Oppenheimer Global Unconstrained Bond Fund, and Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on March 6, 2018, Accession No. 0001193125-18-070765).

22.

The unaudited financial statements included in the Oppenheimer Integrity Funds Semiannual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Total Return Bond Fund, Oppenheimer Global Unconstrained Bond Fund, and Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on September 6, 2018, Accession No. 0001193125-18-267493).

23.

Statement of Additional Information dated September 28, 2018 for Oppenheimer Government Cash Reserves with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on September 27, 2018, Accession No. 0000728889-18-001549).

24.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Government Cash Reserves with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

25.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Government Cash Reserves Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Government Cash Reserves (filed via EDGAR on September 27, 2018, Accession No. 0001193125-18-285107).

26.

Statement of Additional Information dated November 29, 2018 for Oppenheimer International Bond Fund with respect to Oppenheimer International Bond Fund (filed via EDGAR on November 29, 2018, Accession No. 0000728889-18-002152).

27.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer International Bond Fund with respect to Oppenheimer International Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

28.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer International Bond Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer International Bond Fund (filed via EDGAR on November 29, 2018, Accession No. 0001193125-18-337828).

29.

Statement of Additional Information dated December 28, 2018 for Oppenheimer Limited-Term Government Fund with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on December 27, 2018, Accession No. 0000728889-18-002240).

30.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Limited-Term Government Fund with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

31.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Limited-Term Government Fund Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Limited-Term Government Fund (filed via EDGAR on December 10, 2018, Accession No. 0001193125-18-345734).

32.

Statement of Additional Information dated October 30, 2018 for Oppenheimer Main Street Funds with respect to Oppenheimer Main Street Fund® (filed via EDGAR on October 29, 2018, Accession No. 0000728889-18-001722).

33.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Main Street Funds with respect to Oppenheimer Main Street Fund® (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

34.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Main Street Funds Annual Report to Shareholders for the fiscal year ended August 31, 2018, with respect to Oppenheimer Main Street Fund® (filed via EDGAR on October 26, 2018, Accession No. 0001193125-18-309263).

35.

Statement of Additional Information dated November 28, 2018 for Oppenheimer Main Street All Cap Fund® with respect to Oppenheimer Main Street All Cap Fund® (filed via EDGAR on November 27, 2018, Accession No. 0000728889-18-002098).

36.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Main Street All Cap Fund® with respect to Oppenheimer Main Street All Cap Fund® (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

37.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Main Street All Cap Fund® Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Main Street All Cap Fund® (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-293524).

38.

Statement of Additional Information dated August 29, 2018 for Oppenheimer Main Street Mid Cap Fund® with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on August 28, 2018, Accession No. 0000728889-18-001461).

39.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Main Street Mid Cap Fund® with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on November 1, 2018, Accession No. 000728889-18-001907).

40.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Main Street Mid Cap Fund® Annual Report to Shareholders for the fiscal year ended June 30, 2018, with respect to Oppenheimer Main Street Mid Cap Fund® (filed via EDGAR on August 27, 2018, Accession No. 0001193125-18-258786).

41.

Statement of Additional Information dated August 28, 2018 for Oppenheimer Main Street Small Cap Fund® with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on August 27, 2018, Accession No. 0000728889-18-001450).

42.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Main Street Small Cap Fund® with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001907).

43.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Main Street Small Cap Fund® Annual Report to Shareholders for the fiscal year ended April 30, 2018, with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on July 6, 2018, Accession No. 0001193125-18-213234).

44.

The unaudited financial statements included in the Oppenheimer Main Street Small Cap Fund® Semiannual Report to Shareholders for the fiscal period ended October 31, 2018, with respect to Oppenheimer Main Street Small Cap Fund® (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19- 002518).

45.

Statement of Additional Information dated January 26, 2018 for Oppenheimer Master Event-Linked Bond Fund, LLC with respect to Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on January 30, 2018, Accession No. 0000728889-18-000156).

46.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Master Event-Linked Bond Fund, LLC Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on December 10, 2018, Accession No. 0001193125-18-345765).

47.

Statement of Additional Information dated May 30, 2018 for Oppenheimer Master Inflation Protected Securities Fund, LLC with respect to Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on May 30, 2018, Accession No. 0000728889-18-000938).

48.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Master Inflation Protected Securities Fund, LLC Annual Report to Shareholders for the fiscal year ended January 31, 2018, with respect to Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on April 3, 2018, Accession No. 0001193125-18-106254).

49.

The unaudited financial statements included in the Oppenheimer Master Inflation Protected Securities Fund, LLC Semiannual Report to Shareholders for the fiscal period ended July 31, 2018, with respect to Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294211).

50.

Statement of Additional Information dated January 26, 2018 for Oppenheimer Master Loan Fund, LLC with respect to Oppenheimer Master Loan Fund, LLC (filed via EDGAR on January 30, 2018, Accession No. 0000728889-18-000155).

51.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Master Loan Fund, LLC Annual Report to Shareholders for the fiscal year ended September 30, 2018, with respect to Oppenheimer Master Loan Fund, LLC (filed via EDGAR on December 10, 2018, Accession No. 0001193125-18-345748).

52.

Statement of Additional Information dated February 12, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on February 12, 2018, Accession No. 0000728889-18-000170).

53.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Integrity Funds with respect to Oppenheimer Preferred Securities and Income Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

54.

Statement of Additional Information dated September 28, 2018 for Oppenheimer Senior Floating Rate Fund with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on September 27, 2018, Accession No. 0000728889-18-001546).

55.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Senior Floating Rate Fund with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001908).

56.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Senior Floating Rate Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Senior Floating Rate Fund (filed via EDGAR on September 27, 2018, Accession No. 0001193125-18-285146).

57.

Statement of Additional Information dated October 29, 2018 for Oppenheimer Senior Floating Rate Plus Fund with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001697).

58.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Senior Floating Rate Plus Fund with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001908).

59.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Senior Floating Rate Plus Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Senior Floating Rate Plus Fund (filed via EDGAR on September 27, 2018, Accession No. 0001193125-18-285178).

60.

Statement of Additional Information dated March 29, 2018 for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on April 3, 2018, Accession No. 0000728889-18-000579).

61.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer SteelPath MLP Funds Trust with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

62.

The unaudited financial statements included in the Oppenheimer SteelPath MLP Funds Trust Semiannual Report to Shareholders for the fiscal period ended May 31, 2018, with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on August 9, 2018, Accession No. 0001398344-18-011447).

63.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer SteelPath MLP Funds Trust Annual Report to Shareholders for the fiscal year ended November 30, 2018, with respect to Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, Oppenheimer SteelPath MLP Income Fund, and Oppenheimer SteelPath MLP Select 40 Fund (filed via EDGAR on February         , 2019, Accession No. 0001398344-18-                ).

64.

Statement of Additional Information dated July 27, 2018 for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on July 26, 2018, Accession No. 0000728889-18-001099).

65.

Supplement dated November 2, 2018 to the Statement of Additional Information for OFI SteelPath Series Trust with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

66.

The audited financial statements and related report of the independent public accounting firm included in the OFI SteelPath Series Trust Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19- 002606).

67.

Statement of Additional Information dated February 28, 2018 for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on February 26, 2018, Accession No. 0000728889-18-000367).

68.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer SteelPath Panoramic Fund with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

69.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer SteelPath Panoramic Fund Annual Report to Shareholders for the fiscal year ended October 31, 2018, with respect to Oppenheimer SteelPath Panoramic Fund (filed via EDGAR on January 4, 2019, Accession No. 0001193125-19- 002359).

70.

Statement of Additional Information dated March 29, 2018 for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on March 28, 2018, Accession No. 0000728889-18-000545).

71.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Integrity Funds with respect to Oppenheimer Total Return Bond Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001906).

72.

Statement of Additional Information dated October 29, 2018 for Oppenheimer Ultra-Short Duration Fund with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on October 26, 2018, Accession No. 0000728889-18-001691).

73.

Supplement dated November 2, 2018 to the Statement of Additional Information for Oppenheimer Ultra-Short Duration Fund with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on November 1, 2018, Accession No. 0000728889-18-001909).

74.

The audited financial statements and related report of the independent public accounting firm included in the Oppenheimer Ultra-Short Duration Fund Annual Report to Shareholders for the fiscal year ended July 31, 2018, with respect to Oppenheimer Ultra-Short Duration Fund (filed via EDGAR on October 5, 2018, Accession No. 0001193125-18-294222).

75.

Statements of Additional Information dated                 for AIM Counselor Series Trust (Invesco Counselor Series Trust) with respect to Oppenheimer Senior Floating Rate Fund, Oppenheimer Senior Floating Rate Plus Fund, and Oppenheimer Master Loan Fund, LLC (filed via EDGAR on             , Accession No        ).

76.

Statements of Additional Information dated                     for AIM Growth Series (Invesco Growth Series) with respect to Oppenheimer Main Street Mid Cap Fund®, Oppenheimer Main Street Small Cap Fund®, and Oppenheimer Master Event-Linked Bond Fund, LLC (filed via EDGAR on             , Accession No.             ).

77.

Statements of Additional Information dated                 for AIM Equity Funds (Invesco Equity Fund) with respect to Oppenheimer Main Street All Cap Fund® and Oppenheimer Main Street Funds (filed via EDGAR on                 , Accession No.             ).

78.

Statements of Additional Information dated                 for AIM Investment Securities Funds (Invesco Investment Securities Funds) with respect to Oppenheimer Intermediate Income Fund (formerly, Oppenheimer Corporate Bond Fund), Oppenheimer Global High Yield Fund, Oppenheimer Government Cash Reserves, Oppenheimer Limited-Term Government Fund, Oppenheimer Ultra-Short Duration Fund, and Oppenheimer Master Inflation Protected Securities Fund, LLC (filed via EDGAR on             , Accession No.             ).

79.

Statements of Additional Information dated                 for AIM Investment Funds (Invesco Investment Funds) with respect to Oppenheimer Capital Income Fund, Oppenheimer Emerging Markets Local Debt Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Total Return Bond Fund, Oppenheimer Global Unconstrained Bond Fund, Oppenheimer Preferred Securities and Income Fund, Oppenheimer International

Bond Fund, Oppenheimer SteelPath Panoramic Fund, Oppenheimer SteelPath MLP Select 40 Fund, Oppenheimer SteelPath MLP Alpha Fund, Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Plus Fund, and Oppenheimer SteelPath MLP & Energy Infrastructure Fund (filed via EDGAR on , Accession No. ).

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE JOINT PROXY STATEMENT/ PROSPECTUS AND CAST YOUR PROXY VOTE TODAY!

        SHAREHOLDERS NAME

        AND ADDRESS HERE

{FUND NAME MERGE}

PROXY IN CONNECTION WITH THE JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 12, 2019

The undersigned, revoking prior proxies, hereby appoints Stephanie Bullington and Jan Miller, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Joint Special Meeting of Shareholders of the above listed Oppenheimer Fund (the “Fund”) to be held at 6803 South Tucson Way, Centennial, Colorado, 80112, on April 12, 2019 at 1:00 p.m. Mountain Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Joint Proxy Statement/Prospectus, which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF DIRECTORS/TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE JOINT PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Joint Proxy Statement/Prospectus for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2019. The Joint Proxy Statement/Prospectus is also available at www.proxyonline.com/docs/OppenheimerProxy

{FUND NAME MERGE}

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.
Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.
	SIGNATURE (AND TITLE IF APPLICABLE)	DATE
	SIGNATURE (IF HELD JOINTLY)	DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

			FOR	AGAINST	ABSTAIN
PROPOSAL:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund, as noted below

	Oppenheimer Fund	Invesco Fund

	Oppenheimer ABC Fund	Invesco ABC Fund	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN MULTIPLE FUNDS. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE JOINT PROXY STATEMENT/PROSPECTUS AND CAST YOUR PROXY VOTE TODAY!

SHAREHOLDER NAME

AND ADDRESS HERE

Denver Board

{FUND NAME MERGE}

PROXY IN CONNECTION WITH THE JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 12, 2019

The undersigned, revoking prior proxies, hereby appoints Stephanie Bullington and Jan Miller, and each of them, as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Joint Special Meeting of Shareholders of the above listed Oppenheimer Fund (the “Fund”) to be held at 6803 South Tucson Way, Centennial, Colorado, 80112, on April 12, 2019 at 1:30 p.m. Mountain Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Meeting and accompanying Joint Proxy Statement/Prospectus, which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND’S BOARD, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN UNANIMOUSLY APPROVED BY THE BOARD OF DIRECTORS/TRUSTEES AND RECOMMENDED FOR CONSIDERATION BY SHAREHOLDERS.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT SPECIAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE JOINT PROXY STATEMENT/PROSPECTUS, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Joint Proxy Statement/Prospectus for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]#

Denver Board

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 12, 2019. The Joint Proxy Statement/Prospectus is also available at www.proxyonline.com/docs/OppenheimerProxy

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]#

Denver Board

{FUND NAME MERGE}

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.
Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.	SIGNATURE (AND TITLE IF APPLICABLE)	DATE
	SIGNATURE (IF HELD JOINTLY)	DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

			FOR	AGAINST	ABSTAIN
PROPOSAL:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Oppenheimer Fund into a corresponding, newly formed fund in the Invesco family of funds as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all or substantially all of the assets of the Oppenheimer Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Oppenheimer Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Oppenheimer Fund in complete liquidation of the Oppenheimer Fund; and (iii) the cancellation of the outstanding shares of the Oppenheimer Fund, as noted below

	Oppenheimer Fund Oppenheimer ABC Fund	Invesco Fund Invesco ABC Fund	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN MULTIPLE FUNDS. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]#

PART C

OTHER INFORMATION

Item 15	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Second Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Fourth Amended and Restated Agreement and Declaration of Trust dated April 11, 2017, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Second Amended and Restated Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Second Amended and Restated Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and additional $20,000,000 of excess coverage (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc., and a separate Sub-Advisory Agreement with Invesco Capital Management LLC and India Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)(a)	(1) Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(50)

(2) Amendment No. 1, dated January 26, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(53)

(3) Amendment No. 2, dated June 6, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(53)

(4) Form of Amendment No. 3, dated [ ], to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant dated April 11, 2017.(54)

(2)	Second Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016.(45)

(3)	Voting Trust Agreements — None

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Joint Proxy Statement/Prospectus contained in this Registration Statement.

(5)	Articles II, VI, VII, VIII and IX of the Fourth Amended and Restated Agreement and Declaration of Trust, as amended and Articles IV, V and VI of the Second Amended and Restated Bylaws define rights of holders of shares.

(6)(a)	(1) Master Investment Advisory Agreement, dated November 25, 2003, between Registrant and AIM Advisors, Inc.(6)

(2) Amendment No. 1, dated October 15, 2004, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(7)

(3) Amendment No. 2, dated March 31, 2006, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(14)

(4) Amendment No. 3, dated April 14, 2006, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(15)

(5) Amendment No. 4, dated March 9, 2007, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(19)

(6) Amendment No. 5, dated April 23, 2007, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(19)

(7) Amendment No. 6, dated July 1, 2007, to the Master Investment Advisory Agreement between the Registrant and AIM Advisors, Inc.(19)

(8) Amendment No. 7, dated June 2, 2009, to the Master Investment Advisory Agreement between the Registrant and Invesco Aim Advisors, Inc., formerly AIM Advisors, Inc.(26)

(9) Amendment No. 8, dated January 1, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(28)

(10) Amendment No. 9, dated February 12, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(29)

(11) Amendment No. 10, dated April 30, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(29)

(12) Amendment No. 11, dated October 29, 2010, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(35)

(13) Amendment No. 12, dated May 23, 2011, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(35)

(14) Amendment No. 13, dated December 1, 2011, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(38)

(15) Amendment No. 14, dated September 24, 2012, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (38)

(16) Amendment No. 15, dated July 31, 2013, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(39)

(17) Amendment No. 16, dated April 22, 2014, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(42)

(18) Amendment No. 17, dated July 1, 2015, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(43)

(19) Amendment No. 18, dated September 30, 2015, to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(44)

(20) Form of Amendment No. 19, dated [ ], to the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc.(54)

(b)	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.)(22)

(2) Amendment No. 1 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 2, 2009, between Invesco Aim Advisors, Inc., on behalf of Registrant, and Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (28)

(3) Amendment No. 2 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated January 1, 2010, between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(28)

(4) Amendment No. 3 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated February 12, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (29)

(5) Amendment No. 4 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated April 30, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (29)

(6) Amendment No. 5 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated October 29, 2010, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (35)

(7) Amendment No. 6 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated December 1, 2011, between Invesco Advisers, Inc., on behalf of Registrant, and each of

Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (36)

(8) Amendment No. 7 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 24, 2012, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (38)

(9) Amendment No. 8 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 31, 2013, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(39)

(10) Amendment No. 9 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated April 22, 2014, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(42)

(11) Termination Agreement dated, January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited.(43)

(12) Amendment No. 10 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated September 30, 2015, between Invesco Advisers, Inc., on behalf of the Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc.(44)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco

Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(42)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(44)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

(11) Amendment No. 10 dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(45)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(48)

(16) Amendment No. 15, dated April 11, 2017 to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(51)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(51)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011.(53)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisors, Inc. and Invesco Capital Management, LLC dated December 14, 2011.(55)

(d)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated April 11, 2017.(53)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated April 11, 2017. (53)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated April 11, 2017. (53)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated April 11, 2017. (53)

(5) [Form of] Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated April 11, 2017. (55)

(7)(a)	(1) Master Distribution Agreement, dated July 1, 2014, between the Registrant and Invesco Distributors, Inc.(42)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc.(42)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(43)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(44)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(45)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(48)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(51)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(53)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(53)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(55)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement between the Registrant and Invesco Distributors, Inc.(55)

(b)	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(24)

(c)	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(24)

(8)(a)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(42)

(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board of Directors/Trustees on December 31, 2011.(42)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(44)

(9)	Master Custodian Contract between Registrant and State Street Bank and Trust Company dated June 1, 2018.(55)

(10)(a)	(1) Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016.(45)

(2) Amendment No. 1 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated July 1, 2016.(45)

(3) Amendment No. 2 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated July 27, 2016.(45)

(4) Amendment No. 3 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated September 1, 2016.(50)

(5) Amendment No. 4 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated October 28, 2016.(50)

(6) Amendment No. 5 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated December 1, 2016.(50)

(7) Amendment No. 6 to the Third Amended and Restated Distribution Plan – Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016, dated February 27, 2017.(50)

(8) Amendment No. 7, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated June 9, 2017.(51)

(9) Amendment No. 8, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated December 15, 2017.(51)

(10) Amendment No. 9, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated December 18, 2018.(53)

(11) Amendment No. 10, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated

April 2, 2018.(53)

(12) Amendment No. 11, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated April 30, 2018.(53)

(13) Amendment No. 12, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated July 26, 2018.(55)

(14) [Form of] Amendment No. 13, to the Third Amended and Restated Distribution Plan - Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective July 1, 2016, dated November 1, 2018.(55)

(b)	(1) Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of July 1, 2015.(43)

(2) Amendment No. 1 to the Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of June 20, 2016.(45)

(3) Amendment No. 2 to the Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of June 28, 2016.(45)

(4) Amendment No. 3, to the Second Amended and Restated Distribution Plan – Class A, AX, C, CS, Investor Class, R, and RX Shares (Reimbursement), effective as of July 26, 2018.(55)

(c)	Twenty-Fourth Amended and Restated Multiple Class Plan of The Invesco Funds effective December 12, 2001, as amended and restated effective July 30, 2018.(55)

(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(56)

(b)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP.(56)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment.

(13)(a)	(1) Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(32)

(2) Amendment No. 1, dated March 16, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

(3) Amendment No. 2, dated July 1, 2011, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(35)

(4) Amendment No. 3, dated September 24, 2012, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and

Invesco Investment Services, Inc.(38)

(5) Amendment No. 4, dated January 1, 2014, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(42)

(6) Amendment No. 5, dated June 9, 2017, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(50)

(7) Amendment No. 6, dated January 26, 2018, to the Fourth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2010, between Registrant and Invesco Investment Services, Inc.(53)

(b)	(1) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and AIM Advisors, Inc.(15)

(2) Amendment No. 1, dated March 9, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

(3) Amendment No. 2, dated April 23, 2007, to the Second Amended and Restated Master Administrative Services Agreement.(19)

(4) Amendment No. 3, dated June 2, 2009, to the Second Amended and Restated Master Administrative Services Agreement.(26)

(5) Amendment No. 4, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(28)

(6) Amendment No. 5, dated February 12, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(29)

(7) Amendment No. 6, dated April 30, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(29)

(8) Amendment No. 7, dated October 29, 2010, to the Second Amended and Restated Master Administrative Services Agreement.(35)

(9) Amendment No. 8, dated December 1, 2011, to the Second Amended and Restated Master Administrative Services Agreement.(37)

(10) Amendment No. 9, dated July 1, 2012, to the Second Amended and Restated Master Administrative Services Agreement.(37)

(11) Amendment No. 10, dated September 24, 2012, to the Second Amended and Restated Master Administrative Services Agreement. (38)

(12) Amendment No. 11, dated July 31, 2013, to the Second Amended and Restated Master Administrative Services Agreement.(39)

(13) Amendment No. 12, dated April 22, 2014, to the Second Amended and Restated Master Administrative Services Agreement.(42)

(14) Amendment No. 13, dated September 30, 2015, to the Second Amended and

Restated Master Administrative Services Agreement.(44)

(c)	Memorandum of Agreement, dated December 1, 2018, regarding expense limitations, between Registrant and Invesco Advisers, Inc.(55)

(d)	Memorandum of Agreement, dated December 1, 2018, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc.(55)

(e)	Eighth Amended and Restated Memorandum of Agreement, regarding securities lending, dated July 1, 2014, between Registrant and Invesco Advisers, Inc.(42)

(f)	Interfund Lending Agreement, dated December 12, 2016, between Registrant and Invesco Advisers, Inc.(48)

(14)	Consent of KPMG LLP.(56)

(15)	Omitted Financial Statements — None.

(16)	Power of Attorney.(56)

(17)(a)	(1) Initial Capitalization Agreement of Registrant’s AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund, dated March 29, 2006.(14)

(2) Initial Capitalization Agreement of Registrant’s AIM Select Real Estate Income Fund, dated March 8, 2007.(19)

(3) Initial Capitalization Agreement of Investor Class shares of Registrant’s AIM Structured Core Fund dated December 20, 2007.(19)

(4) Initial Capitalization Agreement of AIM Core Plus Bond Fund dated June 1, 2009.(26)

(5) Initial Capitalization Agreement of Class Y shares of Registrant’s AIM Core Plus Bond Fund, AIM Floating Rate Fund, AIM Multi-Sector Fund, AIM Select Real Estate Income Fund, AIM Structured Core Fund, AIM Structured Growth Fund and AIM Structured Value Fund dated October 2, 2008.(26)

(6) Agreement concerning Initial Capital Investment in Portfolios of the Registrant dated June 1, 2010, for Class B Shares and Class C Shares of Invesco Large Cap Relative Value Fund, Class Y Shares of Invesco Balanced Fund and Invesco Van Kampen Pennsylvania Tax Free Income Fund and Institutional Class Shares of Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen Growth and Income Fund.(31)

(7) Initial Capitalization Agreement of Class R5 Shares of Registrant’s Invesco Small Cap Discovery Fund and Class R6 Shares of Registrant’s Invesco Equally –Weighted S&P 500 Fund and Invesco Small Cap Discovery Fund dated September 24, 2012.(38)

(8) Initial Capitalization Agreement of Invesco Strategic Real Return Fund dated April 21, 2014.(42)

(9) (i)Initial Capitalization Agreement of Invesco Short Duration High Yield Municipal Fund dated September 29, 2015.(44)

(10) Form of Initial Capitalization Agreement of Invesco Conservative Municipal Income

Fund dated [ ].(53)

(b)	Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018, relating to Invesco Advisers, Inc. and any of its subsidiaries. (53)

Invesco UK Code of Ethics, dated 2018, relating to Invesco Asset Management Limited. (53)

Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Asset Management (Japan) Limited.(55)

Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited. (55)

Invesco Ltd. Code of Conduct, dated October 2018, relating to Invesco Canada. (55)

Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH).(55)

Invesco Senior Secured Management Code of Ethics Policy, revised August 2016 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2018. (53)

Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended June 22, 2018. (53)

Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended January 10, 2018 and Invesco Ltd. Code of Conduct dated October 2018 relating to Invesco Asset Management (India) PVT. LTD. (55)

(1)	Previously filed with PEA No. 13 to the Registration Statement on August 28, 2003 and incorporated by reference herein.
(2)	Previously filed with PEA No. 38 to the Registration Statement of INVESCO Sector Funds, Inc. on July 15, 2003 and incorporated herein by reference (Identical except for the name of the Registrant (AIM Counselor Series Trust) and the date).
(3)	Previously filed with the Registration Statement on Form N-14 of AIM Special Opportunities Funds on August 13, 2003 and incorporated herein by reference.
(4)	Previously filed with PEA No. 77 to the Registration Statement of AIM Equity Funds filed on July 7, 2003 and incorporated by reference herein.
(5)	Previously filed with PEA No. 15 to the Registration Statement of Registrant filed on November 25, 2003 and incorporated by reference herein.
(6)	Previously filed with PEA No. 16 to the Registration Statement of Registrant filed on March 1, 2004 and incorporated by reference herein.
(7)	Previously filed with PEA No. 17 to the Registration Statement of Registrant filed on November 30, 2004 and incorporated by reference herein.
(8)	Previously filed with PEA No. 18 to the Registration Statement of Registrant filed on October 19, 2005 and incorporated by reference herein.
(9)	Previously filed with PEA No. 19 to the Registration Statement of Registrant filed on December 7, 2005 and incorporated by reference herein.
(10)	Previously filed with PEA No. 20 to the Registration Statement of Registrant filed on December 20, 2005 and incorporated by reference herein.
(11)	Previously filed with PEA No. 21 to the Registration Statement of Registrant filed on January 13, 2006 and incorporated by reference herein.
(12)	Previously filed with PEA No. 22 to the Registration Statement of Registrant filed on February 17, 2006 and incorporated by reference herein.
(13)	Previously filed with PEA No. 23 to the Registration Statement of Registrant filed on March 24, 2006 and incorporated by reference herein.
(14)	Previously filed with PEA No. 24 to the Registration Statement of Registrant filed on April 13, 2006 and incorporated by reference herein.
(15)	Previously filed with PEA No. 25 to the Registration Statement of Registrant filed on September 22, 2006 and incorporated by reference herein.

(16)	Previously filed with PEA No. 26 to the Registration Statement of Registrant filed on October 13, 2006 and incorporated by reference herein.
(17)	Previously filed with PEA No. 28 to the Registration Statement of Registrant filed on December 28, 2006 and incorporated by reference herein.
(18)	Previously filed with PEA No. 29 to the Registration Statement of Registrant filed on March 12, 2007 and incorporated by reference herein.
(19)	Previously filed with PEA No. 30 to the Registration Statement of Registrant filed on October 18, 2007 and incorporated by reference herein.
(20)	Previously filed with PEA No. 31 to the Registration Statement of Registrant filed on December 20, 2007 and incorporated by reference herein.
(21)	Previously filed with PEA No. 32 to the Registration Statement of Registrant filed on February 15, 2008 and incorporated by reference herein.
(22)	Previously filed with PEA No. 33 to the Registration Statement of Registrant filed on September 23, 2008 and incorporated by reference herein.
(23)	Previously filed with PEA No. 34 to the Registration Statement of Registrant filed on December 17, 2008 and incorporated by reference herein.
(24)	Previously filed with PEA No. 35 to the Registration Statement of Registrant filed on March 11, 2009 and incorporated by reference herein.
(25)	Previously filed with PEA No. 36 to the Registration Statement of Registrant filed on May 28, 2009 and incorporated by reference herein.
(26)	Previously filed with PEA No. 38 to the Registration Statement of Registrant filed on December 3, 2009 and incorporated by reference herein.
(27)	Previously filed with PEA No. 39 to the Registration Statement of Registrant filed on February 5, 2010 and incorporated by reference herein.
(28)	Previously filed with PEA No. 40 to the Registration Statement of Registrant filed on February 12, 2010 and incorporated by reference herein.
(29)	Previously filed with PEA No. 41 to the Registration Statement of Registrant filed on May 28, 2010 and incorporated by reference herein.
(30)	Previously filed with PEA No. 42 to the Registration Statement of Registrant filed on June 29, 2010 and incorporated by reference herein.
(31)	Previously filed with PEA No. 43 to the Registration Statement of Registrant filed on July 26, 2010 and incorporated by reference herein.
(32)	Previously filed with PEA No. 44 to the Registration Statement of Registrant filed on October 15, 2010 and incorporated by reference herein.
(33)	Previously filed with PEA No. 45 to the Registration Statement of Registrant filed on October 28, 2010 and incorporated by reference herein.
(34)	Previously filed with PEA No. 46 to the Registration Statement of Registrant filed on December 21, 2010 and incorporated by reference herein.
(35)	Previously filed with PEA No. 48 to the Registration Statement of Registrant filed on December 14, 2011 and incorporated by reference herein.
(36)	Previously filed with PEA No. 50 to the Registration Statement of Registrant filed on July 20, 2012 and incorporated by reference herein.
(37)	Previously filed with PEA No. 51 to the Registration Statement of Registrant filed on September 21, 2012 and incorporated by reference herein.
(38)	Previously filed with PEA No. 53 to the Registration Statement of Registrant filed on December 19, 2012 and incorporated by reference herein.
(39)	Previously filed with PEA No. 55 to the Registration Statement of Registrant filed on December 17, 2013 and incorporated by reference herein.
(40)	Previously filed with PEA No. 57 to the Registration Statement of Registrant filed on January 29, 2014 and incorporated by reference herein.
(41)	Previously filed with PEA No. 59 to the Registration Statement of Registrant filed on April 22, 2014 and incorporated by reference herein.
(42)	Previously filed with PEA No. 61 to the Registration Statement of Registrant filed on December 17, 2014 and incorporated by reference herein.
(43)	Previously filed with PEA No. 63 to the Registration Statement of Registrant filed on July 15, 2015 and incorporated by reference herein.
(44)	Previously filed with PEA No. 65 to the Registration Statement of Registrant filed on December 16, 2015 and incorporated by reference herein.
(45)	Previously filed with PEA No. 67 to the Registration Statement of Registrant filed on December 14, 2016 and incorporated by reference herein.
(46)	Previously filed with PEA No. 69 to the Registration Statement of Registrant filed on January 10, 2017 and incorporated by reference herein.
(47)	Previously filed with PEA No. 70 to the Registration Statement of Registrant filed on March 9, 2017 and incorporated by reference herein.
(48)	Previously filed with PEA No. 71 to the Registration Statement of Registrant filed on March 31, 2017 and incorporated by reference herein.
(49)	Previously filed with PEA No. 75 to the Registration Statement of Registrant filed on May 31, 2017 and incorporated by reference herein.
(50)	Previously filed with PEA No. 77 to the Registration Statement of Registrant filed on June 5, 2017 and incorporated by reference herein.

(51)	Previously filed with PEA No. 85 to the Registration Statement of Registrant filed on December 13, 2017 and incorporated by reference herein.
(52)	Previously filed with PEA No. 92 to the Registration Statement of Registrant filed on May 3, 2018 and incorporated by reference herein.
(53)	Previously filed with PEA No. 95 to the Registration Statement of Registrant filed on July 10, 2018 and incorporated by reference herein.
(54)	Previously filed with PEA 102 to the Registration Statement of Registrant filed on November 2, 2018 and incorporated by reference herein.
(55)	Previously filed with PEA 104 to the Registration Statement of Registrant filed on December 19, 2018 and incorporated by reference herein.
(56)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by Post-Effective Amendment.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Houston, State of Texas, on the 14th day of January, 2019.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	January 14, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 14, 2019
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	January 14, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	January 14, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 14, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	January 14, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	January 14, 2019
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	January 14, 2019
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	January 14, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	January 14, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	January 14, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	January 14, 2019
(Philip A. Taylor)

SIGNATURES	TITLE	DATE

/s/ Robert C. Troccoli*	Trustee	January 14, 2019
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	January 14, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	January 14, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

* Sheri Morris, pursuant to power of attorney dated December 14, 2018, filed herewith.

INDEX
Exhibit Number	Description

11(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

11(b)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP

14	Consent of KPMG LLP

16	Power of Attorney

C-19